UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

SEASONS SERIES TRUST MULTI-MANAGED GROWTH PORTFOLIO
Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCK — 71.7%
Advanced Materials — 0.6%
Hexcel Corp.†	23,949	$524,244
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,282	103,525
Aerospace/Defense — 0.0%
Boeing Co.	483	35,708
Aerospace/Defense-Equipment — 0.9%
BE Aerospace, Inc.†	12,331	503,228
Goodrich Corp.	1,088	103,904
United Technologies Corp.	1,515	134,093
		741,225
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	195	27,626
Monsanto Co.	1,761	127,743
Mosaic Co.	395	26,753
Potash Corp. of Saskatchewan, Inc.	2,236	127,430
		309,552
Airlines — 0.0%
AMR Corp.†	5,030	27,162
Apparel Manufacturers — 0.3%
Prada SpA†	36,600	220,822
Applications Software — 1.6%
Microsoft Corp.	49,352	1,283,152
Athletic Footwear — 0.6%
NIKE, Inc., Class B	5,130	461,597
Auto-Cars/Light Trucks — 1.2%
Ford Motor Co.†	69,445	957,646
General Motors Co.†	1,580	47,969
		1,005,615
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,777	90,787
Auto-Truck Trailers — 0.3%
Wabash National Corp.†	26,000	243,620
Auto/Truck Parts & Equipment-Original — 0.6%
Dana Holding Corp.†	16,100	294,630
Titan International, Inc.	9,521	230,979
		525,609
Banks-Commercial — 1.2%
East West Bancorp, Inc.	13,446	271,744
Lloyds Banking Group PLC†(18)	14,131	11,104
Regions Financial Corp.	6,203	38,458
Standard Chartered PLC(18)	23,758	624,304
		945,610
Banks-Fiduciary — 0.1%
State Street Corp.	1,459	65,786
Banks-Super Regional — 0.6%
Capital One Financial Corp.	2,199	113,622
Fifth Third Bancorp	4,604	58,701
PNC Financial Services Group, Inc.	1,585	94,482
SunTrust Banks, Inc.	2,117	54,619
US Bancorp	2,617	66,760
Wells Fargo & Co.	2,737	76,800
		464,984
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	2,089	140,569
PepsiCo, Inc.	2,122	149,452
		290,021
Brewery — 0.4%
Anheuser-Busch InBev NV(18)	6,321	366,524
Casino Hotels — 0.2%
Boyd Gaming Corp.†	1,332	11,588
MGM Resorts International†	6,708	88,613
Wynn Resorts, Ltd.	708	101,626
		201,827
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	2,027	108,059
Dow Chemical Co.	2,618	94,248
E.I. du Pont de Nemours & Co.	1,532	82,805
Israel Chemicals, Ltd.(18)	18,723	298,857
LyondellBasell Industries NV, Class A	1,185	45,646
		629,615
Chemicals-Specialty — 0.4%
Albemarle Corp.	385	26,642
Ferro Corp.†	20,500	275,520
		302,162
Coal — 0.3%
James River Coal Co.†	10,600	220,692
Commercial Services — 0.3%
Iron Mountain, Inc.	6,164	210,131
Commercial Services-Finance — 0.8%
Cardtronics, Inc.†	23,800	558,110
Mastercard, Inc., Class A	193	58,159
		616,269
Computer Aided Design — 1.2%
Aspen Technology, Inc.†	32,100	551,478
Parametric Technology Corp.†	17,800	408,154
		959,632
Computer Services — 0.1%
LivePerson, Inc.†	4,741	67,038
Computers — 3.6%
Apple, Inc.†	8,489	2,849,503
Dell, Inc.†	5,166	86,117
Hewlett-Packard Co.	929	33,815
		2,969,435
Computers-Memory Devices — 1.4%
EMC Corp.†	42,046	1,158,367
Consumer Products-Misc. — 0.4%
Jarden Corp.	10,130	349,586
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	756	66,082
Procter & Gamble Co.	2,270	144,304
		210,386
Cruise Lines — 0.2%
Carnival Corp.	2,535	95,392
Royal Caribbean Cruises, Ltd.†	1,141	42,947
		138,339
Diversified Banking Institutions — 0.7%
Bank of America Corp.	10,696	117,228
Citigroup, Inc.	1,874	78,033

1

Goldman Sachs Group, Inc.	1,711	227,717
JPMorgan Chase & Co.	3,016	123,475
Morgan Stanley	2,585	59,481
		605,934
Diversified Manufacturing Operations — 1.1%
Crane Co.	10,400	513,864
Dover Corp.	1,086	73,631
Eaton Corp.	2,109	108,508
General Electric Co.	5,070	95,620
Honeywell International, Inc.	2,094	124,781
Parker Hannifin Corp.	236	21,179
		937,583
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	99	20,245
MercadoLibre, Inc.	2,000	158,680
		178,925
E-Commerce/Services — 4.0%
eBay, Inc.†	81,975	2,645,333
IAC/InterActive Corp.†	15,300	584,001
		3,229,334
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,557	87,581
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,333	64,344
NextEra Energy, Inc.	661	37,981
PG&E Corp.	888	37,323
Progress Energy, Inc.	854	41,000
		180,648
Electronic Components-Misc. — 1.3%
TE Connectivity, Ltd.	19,500	716,820
Zagg, Inc.†	25,374	340,012
		1,056,832
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A†	1,531	51,503
Intel Corp.	2,362	52,342
Micron Technology, Inc.†	6,075	45,441
Texas Instruments, Inc.	1,998	65,594
		214,880
Electronic Connectors — 0.4%
Amphenol Corp., Class A	6,845	369,562
Electronic Forms — 0.7%
Adobe Systems, Inc.†	18,182	571,824
Enterprise Software/Service — 2.4%
Ariba, Inc.†	11,220	386,753
Oracle Corp.	31,525	1,037,488
Taleo Corp., Class A†	13,527	500,905
		1,925,146
Entertainment Software — 0.0%
Activision Blizzard, Inc.	1,972	23,033
Finance-Investment Banker/Broker — 0.9%
Charles Schwab Corp.	46,821	770,205
Food-Misc. — 0.1%
Kellogg Co.	767	42,430
Gold Mining — 0.0%
Newmont Mining Corp.	482	26,014
Hotels/Motels — 0.5%
Gaylord Entertainment Co.†	8,078	242,340
Hyatt Hotels Corp., Class A†	1,468	59,924
Marriott International, Inc., Class A	1,713	60,794
Starwood Hotels & Resorts Worldwide, Inc.	1,392	78,008
		441,066
Human Resources — 0.2%
Monster Worldwide, Inc.†	8,689	127,381
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	68	263
Industrial Automated/Robotic — 1.5%
FANUC Corp.(18)	7,500	1,250,637
Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	1,528	97,165
Prudential PLC(18)	71,285	823,808
		920,973
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,964	86,161
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	3,454	350,408
Franklin Resources, Inc.	178	23,370
T. Rowe Price Group, Inc.	1,688	101,854
		475,632
Medical Instruments — 0.9%
NuVasive, Inc.†	11,000	361,680
Volcano Corp.†	12,555	405,401
		767,081
Medical Products — 0.8%
Baxter International, Inc.	1,954	116,634
Johnson & Johnson	2,578	171,489
PSS World Medical, Inc.†	14,100	394,941
		683,064
Medical-Biomedical/Gene — 3.8%
Amgen, Inc.†	500	29,175
Celgene Corp.†	39,083	2,357,486
Gilead Sciences, Inc.†	724	29,981
Human Genome Sciences, Inc.†	2,645	64,908
Vertex Pharmaceuticals, Inc.†	11,532	599,549
		3,081,099
Medical-Drugs — 0.7%
Abbott Laboratories	1,397	73,510
Merck & Co., Inc.	3,043	107,388
Pfizer, Inc.	8,822	181,733
Viropharma, Inc.†	11,800	218,300
		580,931
Medical-HMO — 0.8%
Centene Corp.†	12,899	458,301
UnitedHealth Group, Inc.	1,700	87,686
WellPoint, Inc.	1,288	101,456
		647,443
Medical-Hospitals — 0.6%
HCA Holdings, Inc.†	1,787	58,971
Universal Health Services, Inc., Class B	7,700	396,781
		455,752
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	4,777	786,533
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	2,603	137,699
Metal-Diversified — 0.6%
Ivanhoe Mines, Ltd.†	18,783	475,210

2

Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	291	5,849
Multimedia — 2.0%
News Corp., Class A	84,340	1,492,818
Time Warner, Inc.	2,186	79,505
Walt Disney Co.	2,370	92,525
		1,664,848
Networking Products — 1.1%
Cisco Systems, Inc.	1,421	22,182
Netgear, Inc.†	11,106	485,554
Polycom, Inc.†	6,407	411,970
		919,706
Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	1,100	84,436
Apache Corp.	1,040	128,326
Comstock Resources, Inc.†	7,400	213,046
Continental Resources, Inc.†	1,054	68,415
Devon Energy Corp.	950	74,869
EOG Resources, Inc.	769	80,399
Occidental Petroleum Corp.	1,141	118,710
Petrohawk Energy Corp.†	1,065	26,274
Range Resources Corp.	576	31,968
Southwestern Energy Co.†	10,296	441,492
Triangle Petroleum Corp.†	32,500	209,950
		1,477,885
Oil Companies-Integrated — 0.8%
Chevron Corp.	1,618	166,395
Exxon Mobil Corp.	2,244	182,617
Hess Corp.	2,272	169,855
Suncor Energy, Inc.	3,407	133,213
		652,080
Oil Field Machinery & Equipment — 0.3%
Lufkin Industries, Inc.	2,800	240,940
Oil-Field Services — 3.6%
Baker Hughes, Inc.	11,655	845,687
Global Industries, Ltd.†	23,814	130,500
Halliburton Co.	16,395	836,145
Schlumberger, Ltd.	9,692	837,389
Superior Energy Services, Inc.†	7,200	267,408
Weatherford International, Ltd.†	2,240	42,000
		2,959,129
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	17,600	390,192
Pharmacy Services — 2.2%
Express Scripts, Inc.†	2,629	141,914
Medco Health Solutions, Inc.†	29,868	1,688,139
		1,830,053
Printing-Commercial — 0.3%
VistaPrint NV†	5,335	255,280
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	3,200	54,240
Real Estate Operations & Development — 0.3%
Hang Lung Properties, Ltd.(18)	57,000	236,833
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	5,326	84,577
Retail-Apparel/Shoe — 2.4%
Chico’s FAS, Inc.	15,217	231,755
Finish Line, Inc., Class A	9,905	211,967
Guess?, Inc.	5,100	214,506
Limited Brands, Inc.	33,545	1,289,805
		1,948,033
Retail-Building Products — 0.1%
Home Depot, Inc.	2,868	103,879
Retail-Discount — 0.2%
Target Corp.	1,637	76,791
Wal-Mart Stores, Inc.	927	49,261
		126,052
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,008	75,461
Retail-Jewelry — 1.1%
Cie Financiere Richemont SA, Class A(18)	13,368	875,375
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	1,088	37,580
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	921	26,930
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,141	56,776
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	4,042	155,415
Retail-Video Rentals — 0.3%
Coinstar, Inc.†	5,100	278,154
Savings & Loans/Thrifts — 0.4%
BankUnited, Inc.	12,600	334,404
Semiconductor Components-Integrated Circuits — 0.4%
Cypress Semiconductor Corp.†	15,000	317,100
Software Tools — 0.1%
VMware, Inc., Class A†	1,121	112,358
Steel-Producers — 0.8%
Carpenter Technology Corp.	9,000	519,120
Reliance Steel & Aluminum Co.	790	39,224
United States Steel Corp.	1,735	79,879
		638,223
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	2,618	47,517
Telecom Services — 0.4%
Vonage Holdings Corp.†	71,500	315,315
Telephone-Integrated — 0.3%
AT&T, Inc.	2,570	80,724
CenturyLink, Inc.	2,772	112,072
Verizon Communications, Inc.	2,411	89,761
		282,557
Tobacco — 0.1%
Altria Group, Inc.	2,608	68,877
Transactional Software — 0.3%
VeriFone Systems, Inc.†	5,308	235,410
Transport-Rail — 0.3%
Union Pacific Corp.	2,195	229,158
Transport-Services — 2.6%
C.H. Robinson Worldwide, Inc.	10,320	813,629
United Parcel Service, Inc., Class B	17,780	1,296,695
		2,110,324
Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	6,709	315,927
Swift Transporation Co.†	16,800	227,640
		543,567

3

Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	9,895	668,407
Web Portals/ISP — 0.2%
Google, Inc., Class A†	379	191,918
Wireless Equipment — 1.4%
Aruba Networks, Inc.†	7,800	230,490
Crown Castle International Corp.†	18,610	759,102
QUALCOMM, Inc.	2,613	148,392
		1,137,984
Total Common Stock (cost $47,549,612)		58,564,264
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
US Bancorp FRS 3.50%	21	17,640
Wachovia Capital Trust IX 6.38%	650	16,237
		33,877
Diversified Banking Institutions — 0.1%
Ally Financial, Inc.* 7.00%	18	16,917
Goldman Sachs Group, Inc. 6.13%	1,000	24,940
HSBC Holdings PLC 8.00%	360	9,788
		51,645
Diversified Financial Services — 0.0%
General Electric Capital Corp.(1) 5.50%	536	13,979
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.87%	30	3,015
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	720	18,302
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS† 8.38%	300	885
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	1,600	36,000
Telecom Services — 0.0%
Qwest Corp. 7.38%	300	7,704
Total Preferred Stock (cost $165,005)		165,407
ASSET BACKED SECURITIES — 4.7%
Diversified Financial Services — 4.7%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*	$20,000	20,300
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	30,000	30,486
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	80,000	82,968
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	20,000	20,862
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C
5.19% due 08/17/15	20,000	21,212
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	100,000	105,571
Banc of America Commercial Mtg., Inc., VRS Series 2006-2, Class A4 5.73% due 05/10/45(2)	70,000	77,467
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.87% due 02/25/36(3)	91,999	67,122
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(2)	50,000	53,817
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(2)	75,000	81,334
Citigroup Mtg. Loan Trust, Inc., FRS
Series 2006-AR1, Class 3A1
2.69% due 03/25/36(3)	66,459	45,423
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.75% due 06/10/46(2)	50,000	55,387
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.36% due 09/25/35(3)	62,542	33,810
Countrywide Home Loan Mtg. Pass Through Trust, VRS Series 2004-22, Class A2 3.09% due 11/25/34(3)	72,905	61,160
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(3)	38,732	33,934
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(3)	14,068	13,789
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/39(2)	65,000	70,100

4

CW Capital Cobalt, Ltd., Series 2006-C1, Class A4 5.22% due 08/15/48(2)	65,000	68,867
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.38% due 05/25/35(3)	82,057	64,868
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(2)	105,000	113,291
GS Mtg. Securities Corp. II, VRS 2010-C2, Class A2 5.16% due 12/10/43*(2)	60,000	63,197
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(2)	150,000	162,246
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	150,000	163,014
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(2)	45,000	44,774
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.81% due 01/25/36(3)	44,610	36,477
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 2.87% due 04/25/35(3)	26,229	20,806
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 5.30% due 03/25/37(3)	18,328	12,939
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.73% due 06/25/35(3)	38,472	29,006
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2010-RR1, Class WBB 5.74% due 05/20/17*(2)	500,000	523,657
JP Morgan Chase Commercial Mtg. Securities Corp.,VRS Series 2007-CB20, Class A4 5.79% due 02/12/51(2)	65,000	70,560
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(2)	737	736
LB-UBS Commercial Mtg. Trust, VRS Series 2006-C4, Class A4 5.87% due 06/15/38(2)	100,000	110,480
LB-UBS Commercial Mtg. Trust, VRS Series2008-C1, Class A2 6.15% due 04/15/41(2)	70,000	77,954
Merrill Lynch Mtg. Investors, Inc., FRS Series 2007-MLN1, Class A2A 0.30% due 03/25/37	16,868	11,923
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.79% due 12/25/34(3)	36,590	34,956
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)	175,000	188,477
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class AM 5.11% due 07/12/38(2)	65,000	67,390
Morgan Stanley ABS Capital I, FRS Series 2006-HE5, Class A2C 0.33% due 08/25/36	85,000	43,656
Morgan Stanley ABS Capital I, FRS Series 2007-NC1, Class A2C 0.33% due 11/25/36	80,000	26,589
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(2)	50,000	54,110
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(2)	50,000	54,387
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	39,056	33,810
MortgageIT Trust, FRS Series 2005-4, Class A1 0.47% due 10/25/35(3)	97,945	75,192
Option One Mtg. Loan Trust, FRS
Series 2006-3, Class 2A2
0.29% due 02/25/37	19,791	10,985
Residential Asset Mtg. Products, Inc., FRS Series 2006-RS1, Class AI2 0.42% due 01/25/36	77,773	55,008
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.37% due 04/25/36	60,370	47,276
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	30,000	30,183
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,599
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR3, Class A2A 0.26% due 04/25/37	93,245	37,822
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR5, Class A2A 0.32% due 05/25/37	57,984	37,856
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 4.80% due 02/20/47(3)	76,107	62,409
Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	70,386	71,310
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	108,346	109,669
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.74% due 01/25/35(3)	97,337	89,428
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.74% due 03/25/35(3)	75,423	66,418
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 5.36% due 10/25/36(3)	41,729	33,292
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(2)	100,000	102,506
Total Asset Backed Securities (cost $3,681,681)		3,807,865

5

U.S. CORPORATE BONDS & NOTES — 8.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	61,000	67,557
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	15,000	17,738
		85,295
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	3,000	3,105
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	5,000	5,238
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	9,000	9,235
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	4,210
		18,683
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	5,000	5,238
Airlines — 0.1%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	9,147	9,638
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	19,461	19,510
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/21	23,798	25,642
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	2,000	2,132
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 10/22/24	5,000	4,825
		61,747
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	25,000	28,341
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	5,000	5,350
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,262
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	10,000	10,525
		15,787
Banks-Commercial — 0.2%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	13,000	13,565
BB&T Corp. Senior Notes 2.05% due 04/28/14	5,000	5,056
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	7,000	6,574
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	15,000	15,019
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	2,002	1,997
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	47,000	50,716
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	10,000	10,639
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,554
Regions Bank Sub. Notes 7.50% due 05/15/18	5,000	5,228
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	10,000	10,353
Zions Bancorp Senior Notes 7.75% due 09/23/14	8,000	8,772
		132,473
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Limited Guar. Notes 1.25% due 06/01/77	21,000	17,002
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 0.80% due 03/01/27	10,000	8,270
Comerica Bank Sub. Notes 5.20% due 08/22/17	7,000	7,477
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	20,000	20,425
		36,172
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	10,000	10,950
Banks-Super Regional — 0.4%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	50,000	48,261

6

BAC Capital Trust XIII FRS Limited Guar. Notes 0.65% due 03/15/12(4)	27,000	18,453
BAC Capital Trust XV FRS Limited Guar. Notes 1.05% due 06/01/56	5,000	3,475
Bank of America NA Sub. Notes 5.30% due 03/15/17	11,000	11,338
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	16,548
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	6,000	6,052
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	6,000	6,765
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,535
KeyCorp Senior Notes 5.10% due 03/24/21	4,000	4,074
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(4)	11,000	9,570
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	35,000	35,340
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	5,000	5,552
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	1,000	985
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 08/29/11(4)	6,000	5,490
Wachovia Corp. FRS Senior Notes 0.52% due 06/15/17	10,000	9,356
Wachovia Corp. Senior Notes 5.75% due 02/01/18	90,000	99,521
Wells Fargo & Co. FRS Senior Notes 0.47% due 10/28/15	11,000	10,631
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/15(4)	5,000	5,400
		302,346
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,462
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	10,000	10,875
		16,337
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	25,000	26,449
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	50,000	62,902
		89,351
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	35,000	36,827
Liberty Media LLC Senior Notes 8.25% due 02/01/30	10,000	9,650
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	3,000	3,157
Turner Broadcasting, Inc. Company Guar. Notes
8.38% due 07/01/13	30,000	34,050
		83,684
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	5,000	5,025
Building Products-Wood — 0.0%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,000	4,968
Masco Corp. Senior Notes 6.13% due 10/03/16	5,000	5,136
Masco Corp. Bonds 6.50% due 08/15/32	5,000	4,482
		14,586
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	4,956
Cable/Satellite TV — 0.3%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	55,000	61,602
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	33,436
COX Communications, Inc. Notes 7.13% due 10/01/12	5,000	5,363
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	35,000	45,766
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	30,000	32,475
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,637
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	25,000	25,805
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	6,000	6,150

7

Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	5,000	5,488
TCI Communications, Inc. Senior Bonds 7.13% due 02/15/28	5,000	5,784
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	25,000	28,114
		255,620
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(17)	5,000	5,425
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,519
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	3,000	3,427
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	5,000	5,431
		19,802
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	60,623
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	15,000	19,478
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	10,000	10,600
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	10,000	9,800
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	5,000	4,994
		105,495
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	20,000	19,519
E.I. du Pont de Nemours & Co. FRS Senior Notes 0.67% due 03/25/14	5,000	5,032
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	2,000	1,948
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	7,000	6,805
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	3,000	2,936
		36,240
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	5,000	5,200
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	23,000	24,398
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	13,000	14,965
Lubrizol Corp. Company Guar. Bonds 6.50% due 10/01/34	5,000	5,733
Nalco Co. Senior Notes 6.63% due 01/15/19*	10,000	10,250
		55,346
Coal — 0.1%
Consol Energy, Inc.
Company Guar. Notes
8.25% due 04/01/20	5,000	5,450
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,306
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	9,000	9,315
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	15,000	16,125
		36,196
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	10,000	10,000
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	6,000	6,548
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,263
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	10,000	11,542
		23,353
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	5,000	4,938
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	5,000	4,930
		9,868
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	15,000	15,919

8

Ball Corp. Company Guar. Notes 7.13% due 09/01/16	5,000	5,450
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	10,000	10,713
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	15,000	16,312
		48,394
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	5,000	5,400
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,375
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	5,000	5,025
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/16	5,000	4,974
Fiserv, Inc. Company Guar. Notes 4.75% due 06/15/21	6,000	5,968
		15,967
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	5,000	5,050
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	5,000	5,088
Diversified Banking Institutions — 1.1%
Bank of America Corp. FRS Senior Notes 1.67% due 01/30/14	5,000	5,012
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	25,000	26,255
Bank of America Corp. Senior Notes 5.63% due 10/14/16	15,000	16,054
Bank of America Corp. Senior Notes 5.88% due 01/05/21	35,000	36,732
Bank of America Corp. Senior Notes 6.00% due 09/01/17	25,000	26,901
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	22,484
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	15,000	15,774
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	38,000	39,822
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	45,000	47,168
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	8,000	7,932
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	5,000	5,475
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	25,000	27,189
Citigroup, Inc. Notes 8.50% due 05/22/19	30,000	37,190
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	15,000	15,163
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	50,000	50,913
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	29,000	30,701
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	7,000	7,545
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	49,013
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	25,000	25,204
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	5,000	5,000
JPMorgan Chase & Co. FRS Sub. Notes 1.48% due 09/01/15	14,000	14,000
JPMorgan Chase & Co. Senior Notes 3.15% due 07/05/16	9,000	9,055
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	32,000	32,596
JP Morgan Chase & Co. Senior Notes 4.25% due 10/15/20	15,000	14,675
JPMorgan Chase & Co. Notes 4.63% due 05/10/21	25,000	24,798
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	45,000	48,629
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,292
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(4)	5,000	5,370
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	50,000	50,379
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/77	3,000	2,372

9

Morgan Stanley Sub. Notes 4.75% due 04/01/14	25,000	26,060
Morgan Stanley Senior Notes 5.55% due 04/27/17	14,000	14,841
Morgan Stanley Senior Notes 5.63% due 09/23/19	6,000	6,157
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	110,532
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	2,000	2,148
		871,431
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	35,000	37,048
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	10,000	9,885
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	35,000	36,419
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	25,000	27,343
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	12,139
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	20,000	21,029
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	9,000	9,335
		153,198
Diversified Manufacturing Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	48,000	48,374
Danaher Corp. Senior Notes 3.90% due 06/23/21	6,000	5,976
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,647
Harsco Corp. Senior Notes 2.70% due 10/15/15	13,000	13,043
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	5,000	4,993
		79,033
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	5,000	5,450
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	5,000	5,613
		11,063
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	5,000	4,825
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	10,000	10,600
AES Corp. Senior Notes 8.00% due 06/01/20	25,000	26,625
		37,225
Electric-Integrated — 0.3%
CenterPoint Energy Houston Electric LLC
General Refunding Mtg.
7.00% due 03/01/14	15,000	17,150
Cleco Power LLC Senior Notes 6.00% due 12/01/40	5,000	5,162
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	8,000	8,007
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	25,000	28,026
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	12,000	13,212
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	4,000	3,967
Edison International Senior Notes 3.75% due 09/15/17	21,000	21,095
Entergy Corp. Senior Notes 3.63% due 09/15/15	30,000	30,475
Entergy Corp. Senior Notes 5.13% due 09/15/20	10,000	9,903
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	2,000	2,021
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	4,752
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	4,000	3,797
Georgia Power Co. Senior Notes 3.00% due 04/15/16	3,000	3,072
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	3,000	3,010
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	4,472	4,807
Nevada Power Co. Bonds 5.45% due 05/15/41	4,000	3,977
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	6,000	5,877

10

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	10,000	11,922
Progress Energy, Inc. Senior Notes 4.40% due 01/15/21	70,000	70,771
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21*	7,000	7,020
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(5)(6)	20,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,665
		262,688
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	35,000	39,090
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	7,000	6,860
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	7,000	8,239
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	7,000	6,930
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	5,000	5,225
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	10,000	9,966
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	14,000	13,983
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	5,000	5,012
		28,961
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,717
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	20,000	16,795
SLM Corp. Senior Notes 6.25% due 01/25/16	25,000	25,938
SLM Corp. Senior Notes 8.00% due 03/25/20	5,000	5,369
SLM Corp. Senior Notes 8.45% due 06/15/18	5,000	5,488
		53,590
Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/01/66	3,000	3,068
Finance-Investment Banker/Broker — 0.1%
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	13,000	13,026
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	66,170
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(4)(7)(8)	6,000	1
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(7)(8)	7,000	1,829
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(8)	7,000	3
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(8)	10,000	5
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	9,000	9,436
		90,470
Finance-Other Services — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.25% due 01/10/14*	10,000	10,100
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	15,000	15,303
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	15,000	16,505
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	5,225
		47,133
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	18,875
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	10,000	10,100
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	10,000	11,600
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	18,000	18,898

11

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	13,000	14,440
		33,338
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	5,000	5,648
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	5,000
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	5,000	4,975
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	28,604
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	6,990
		35,594
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	5,075
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,225
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(6)	30,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	5,200
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	5,000	5,237
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	5,000	5,100
		20,762
Insurance Brokers — 0.0%
AON Corp. Senior Notes 3.13% due 05/27/16	10,000	9,967
Insurance-Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	5,000	5,313
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	7,000	7,193
Protective Life Corp. Senior Notes 8.45% due 10/15/39	18,000	19,835
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	55,000	54,515
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	10,000	9,933
Prudential Financial, Inc. Notes 4.75% due 09/17/15	9,000	9,683
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	21,060
		127,532
Insurance-Multi-line — 0.1%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	4,000	4,046
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	25,000	26,321
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	10,000	10,775
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	50,000	62,035
		103,177
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	5,000	5,305
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	64,680
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	30,000	41,563
		111,548
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	70,000	90,343
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/01/67	70,000	67,287
Markel Corp. Senior Notes 5.35% due 06/01/21	5,000	4,903
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	64,134
		226,667
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 5.00% due 06/01/21	4,000	3,957
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	5,000	5,000

12

Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	10,000	11,000
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	5,000	5,444
		16,444
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. FRS Company Guar. Notes 1.10% due 03/24/14	8,000	8,068
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	9,000	9,213
		17,281
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	7,000	8,381
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	5,000	5,656
Johnson & Johnson Senior Notes 4.85% due 05/15/41	10,000	9,679
Johnson & Johnson Notes 5.55% due 08/15/17	10,000	11,597
		35,313
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.30% due 06/15/16	5,000	4,957
Amgen, Inc. Senior Notes 5.65% due 06/15/42	9,000	9,014
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	5,000	5,293
Life Technologies Corp. Senior Notes 3.50% due 01/15/16	25,000	25,570
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	22,000	23,318
		68,152
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	6,000	6,139
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	36,000	39,780
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	1,000	990
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	20,000	22,075
		62,845
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	4,000	3,909
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	10,000	10,594
		14,503
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	5,000	5,113
Multimedia — 0.4%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	65,000	70,840
NBC Universal, Inc.
Senior Notes
2.88% due 04/01/16*	10,000	10,016
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	35,000	36,747
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	9,000	8,906
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	10,000	10,213
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	10,000	11,190
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	60,000	76,173
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	7,000	7,121
Viacom, Inc. Senior Notes 6.13% due 10/05/17	45,000	51,664
		282,870
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,275
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	35,000	35,150
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	4,000	3,905
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	5,000	5,249
		44,304
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/15	50,000	53,237
Xerox Corp. Senior Notes 4.50% due 05/15/21	6,000	5,935

13

Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	17,600
		76,772
Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.80% due 03/15/38	5,000	5,369
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	5,000	5,000
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	16,000	18,009
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	25,000	25,337
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	25,000	26,086
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	5,000	5,150
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	10,500
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	5,000	5,281
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	5,000	5,019
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	5,000	5,425
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	5,000	5,300
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	15,000	15,838
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,275
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	5,000	5,313
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	5,000	5,063
Union Pacific Resources Group, Inc. Senior Bonds 7.15% due 05/15/28	12,000	13,451
		156,047
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	10,000	10,316
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	7,000	6,934
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	5,000	5,025
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	5,000	5,125
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	5,000	5,095
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	15,000	15,814
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	8,000	8,040
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	10,000	11,182
		45,256
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	25,000	25,154
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	25,000	28,153
		53,307
Pipelines — 0.3%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	11,000	11,078
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,150
El Paso Corp. Senior Notes 6.88% due 06/15/14	5,000	5,587
El Paso Corp. Senior Notes 7.00% due 06/15/17	25,000	28,284
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	13,000	13,780
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	14,000	13,568
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	5,000	4,966
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	5,000	4,975
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	10,000	10,550

14

Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	26,000	26,615
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	13,000	13,520
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	5,000	4,962
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	50,000	52,580
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	5,000	5,465
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	7,000	7,929
Southern Natural Gas Co. / Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	5,000	4,937
		213,946
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	10,000	10,275
Real Estate Investment Trusts — 0.6%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	5,039
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	5,069
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	3,000	3,216
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,499
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	28,674
Duke Realty LP Senior Notes 6.75% due 03/15/20	15,000	16,799
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	10,000	10,925
ERP Operating LP Senior Notes 5.75% due 06/15/17	40,000	44,345
HCP, Inc. Senior Notes 3.75% due 02/01/16	25,000	25,423
HCP, Inc. Senior Notes 5.38% due 02/01/21	15,000	15,471
HCP, Inc. Senior Notes 6.00% due 01/30/17	35,000	38,540
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	41,000	40,843
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	10,000	10,200
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	10,000	10,325
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	5,000	5,013
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	3,000	2,949
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	50,000	54,755
National Retail Properties, Inc.
Senior Notes
5.50% due 07/15/21	4,000	3,914
Realty Income Corp. Senior Notes 5.88% due 03/15/35	9,000	8,501
Realty Income Corp. Senior Notes 6.75% due 08/15/19	30,000	34,298
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,000
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	50,000	53,182
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	30,000	29,285
		467,265
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	40,000	43,692
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	5,000	4,977
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	31,805
		36,782
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(5)(6)	10,000	1
Rental Auto/Equipment — 0.0%
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	5,000	4,975
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	10,000	10,712

15

Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	5,000	5,263
		15,975
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	50,000	47,634
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	5,000	5,637
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	10,000	10,317
		15,954
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,757
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	13,000	14,361
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	32,406	36,449
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/10/33*	4,952	5,127
		76,694
Retail-Jewelry — 0.0%
Claire’s Escrow Corp. Sec. Notes 8.88% due 03/15/19*	5,000	4,675
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	10,000	10,600
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	25,000	28,064
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	5,000	5,534
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,634
		39,232
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	5,350
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	5,000	5,225
Schools — 0.0%
Massachusetts Institute of Technology Notes 5.60% due 07/01/2111	5,000	5,053
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	5,000	4,800
Semiconductor Equipment — 0.0%
Applied Materials, Inc. Senior Notes 2.65% due 06/15/16	6,000	6,023
Applied Materials, Inc. Senior Notes 5.85% due 06/15/41	5,000	5,071
		11,094
Special Purpose Entities — 0.0%
FUEL Trust Sec. Notes 3.98% due 12/15/22*	8,000	7,935
FUEL Trust
Sec. Notes
4.21% due 10/15/22*	7,000	7,027
GTP Acquisition Partners I LLC Sec. Notes 4.35% due 06/15/41*(6)	1,000	1,000
		15,962
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Senior Notes 6.63% due 04/20/20	3,000	3,285
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,313
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	5,000	5,150
Telecom Services — 0.2%
BellSouth Telecommunications Inc Senior Notes 6.38% due 06/01/28	8,000	8,572
Embarq Corp. Senior Notes 7.08% due 06/01/16	9,000	10,005
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	11,212
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	35,000	36,821
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	62,488
		129,098
Telephone-Integrated — 0.3%
AT&T Inc. Senior Notes 4.45% due 05/15/21	10,000	10,177
AT&T, Inc. Senior Notes 5.35% due 09/01/40	5,000	4,739
AT&T, Inc. Senior Notes 6.30% due 01/15/38	65,000	68,834

16

AT&T, Inc. Senior Notes 6.40% due 05/15/38	15,000	16,090
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	11,000	10,874
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	5,000	4,721
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	10,000	9,619
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	5,125
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	10,000	10,250
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,862
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	10,875
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	5,000	5,369
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	10,000	10,875
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	9,000	9,742
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	10,000	10,163
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	9,000	10,454
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	15,000	15,919
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	5,000	5,300
		229,988
Television — 0.1%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	64,393
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	10,000	9,993
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	10,000	13,040
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	59,135
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	45,000	48,822
		130,990
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	5,000	5,185
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	2,055	1,953
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	18,512	15,920
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 07/02/21	2,090	2,048
		19,921
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	7,000	6,878
CSX Corp. Senior Notes 5.50% due 04/15/41	5,000	4,879
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	5,000	4,926
		16,683
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	4,000	4,119
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	4,000	4,098
		8,217
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	5,000	5,444
Web Portals/ISP — 0.0%
Google, Inc. Senior Notes 3.63% due 05/19/21	3,000	2,967
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	9,000	8,996
Motorola, Inc. Senior Notes 6.63% due 11/15/37	645	717
		9,713
Total U.S. CORPORATE BONDS & NOTES (cost $6,289,528)		6,628,179

17

FOREIGN CORPORATE BONDS & NOTES — 0.9%
Banks-Commercial — 0.1%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(4)	11,000	10,230
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	5,000	5,294
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(4)	4,000	3,670
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41	5,000	4,956
Dresdner Bank AG/New York NY Sub. Notes 7.25% due 09/15/15	7,000	7,394
Groupe BPCE FRS Jr. Sub Notes 3.35% due 09/30/11(4)	15,000	10,262
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(4)	4,000	4,280
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	7,000	6,914
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(4)	20,000	12,400
		65,400
Banks-Money Center — 0.0%
Lloyds TSB Bank PLC FRS Senior Notes 2.65% due 01/24/14	5,000	5,070
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	20,000	20,455
		25,525
Brewery — 0.1%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	50,000	57,375
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	30,000	31,575
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	10,000	10,525
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(5)(6)	10,000	0
Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21	65,000	65,383
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	5,000	5,600
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	10,000	11,250
		16,850
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	6,000	6,918
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17	4,000	4,003
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/22	5,000	5,013
Teck Resources, Ltd. Company Guar. Notes 6.25% due 07/15/41	4,000	4,038
		19,972
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 3.17% due 07/15/14(4)	12,000	8,381
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(4)	6,000	5,715
XL Capital PLC Senior Notes 5.25% due 09/15/14	14,000	15,000
XL Capital PLC Senior Notes 6.38% due 11/15/24	9,000	9,292
		38,388
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	7,000	7,429
Medical-Drugs — 0.0%
Sanofi-Aventis SA Senior Notes 4.00% due 03/29/21	5,000	5,001
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.75% due 03/21/14	6,000	6,023
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	30,000	32,325
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	20,000	21,635
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	5,000	5,536
		27,171
Oil Companies-Exploration & Production — 0.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	5,000	5,162
Nexen, Inc. Senior Notes 7.50% due 07/30/39	9,000	10,067

18

OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14†(8)(19)	2,000		820
			16,049
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	60,000		61,602
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	10,000		10,532
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	15,000		18,435
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/16	7,000		7,109
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	10,000		10,619
			108,297
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	10,000		9,725
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	7,000		7,037
Special Purpose Entity — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	6,000		5,908
Steel-Producers — 0.0%
Arcelormittal Senior Notes 3.75% due 08/05/15	25,000		25,563
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	4,000		4,560
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	30,000		39,594
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	16,000		16,634
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	60,000		60,691
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	6,000		6,091
			123,010
Television — 0.0%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	15,000		16,744
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17	5,000		5,150
Total Foreign Corporate Bonds & Notes (cost $710,227)			730,985
FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	380,000	240,592
Republic of Argentina Senior Bonds 8.28% due 12/31/33(9)	26,346		23,250
Republic of Colombia Senior Bonds 6.13% due 01/18/41	100,000		108,750
Republic of Turkey Senior Bonds 11.88% due 01/15/30	20,000		34,000
Russian Federation
Senior Bonds
7.50% due 03/31/30(1)	25,950		30,589
United Mexican States Senior Notes 6.05% due 01/11/40	9,000		9,576
Total Foreign Government Agencies (cost $398,342)			446,757
LOANS(11)(12) — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. FRS BTL-B 2.94% due 12/16/13 (cost $20,969)	20,969		20,983
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State General Obligation Bonds 6.20% due 10/01/19	25,000		27,438
California State General Obligation Bonds 7.55% due 04/01/39	35,000		40,052
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	30,000		36,211
State of Illinois General Obligation Bonds 5.67% due 03/01/18	65,000		67,426
State of Illinois General Obligation Bonds 5.88% due 03/01/19	55,000		56,533
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30	5,000		5,121
Total Municipal Bonds & Notes (cost $222,862)			232,781
U.S. GOVERNMENT AGENCIES — 12.5%
Federal Home Loan Mtg. Corp. — 1.8%
4.00% due July TBA	700,000		699,343
4.50% due 01/01/39	12,744		13,208
5.00% due 03/01/19	4,449		4,809
5.00% due 07/01/21	146,226		158,017
5.00% due 07/01/35	9,774		10,427

19

5.00% due 01/01/37	8,450	8,993
5.00% due 03/01/38	27,567	29,324
5.00% due 07/01/40	250,120	266,063
5.50% due 07/01/34	19,954	21,707
5.50% due 09/01/37	29,262	31,681
5.50% due 01/01/38	29,703	32,206
5.50% due 07/01/38	15,733	17,034
6.00% due 08/01/36	29,116	32,102
6.00% due 04/01/40	102,241	112,424
6.50% due 05/01/16	401	412
6.50% due 05/01/29	2,749	3,115
6.50% due 03/01/36	14,297	16,137
6.50% due 05/01/36	400	452
6.50% due 11/01/37	22,923	25,848
7.00% due 04/01/32	4,152	4,824
7.50% due 08/01/23	561	650
7.50% due 04/01/28	2,356	2,743
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(3)	6,848	6,937
Series 2586, Class NK
3.50% due 08/15/16(3)	706	707
Series 1577, Class PK
6.50% due 09/15/23(3)	15,400	16,382
Series 1226, Class Z
7.75% due 03/15/22(3)	1,004	1,100
		1,516,645
Federal National Mtg. Assoc. — 8.5%
3.50% due July TBA	1,300,000	1,243,125
4.00% due July TBA	1,000,000	1,000,000
4.50% due 11/01/22	55,582	59,441
4.50% due 01/01/39	20,279	21,036
4.50% due 06/01/39	360,246	374,371
4.56% due 01/01/15	186,629	200,119
4.85% due 11/01/15	205,999	224,495
5.00% due 06/01/19	2,297	2,486
5.00% due 05/01/35	4,523	4,829
5.00% due 07/01/37	30,801	32,788
5.00% due 08/01/40	27,402	29,171
5.50% due 03/01/18	5,433	5,910
5.50% due 06/01/19	10,678	11,617
5.50% due 11/01/20	9,501	10,330
5.50% due 04/01/21	199,803	216,868
5.50% due 11/01/22	14,171	15,370
5.50% due 06/01/34	13,657	14,863
5.50% due 06/01/35	436,021	475,210
5.50% due 06/01/36	249,098	271,253
5.50% due 08/01/36	34,148	37,031
5.50% due 11/01/36	5,939	6,440
5.50% due 07/01/38	37,315	40,389
5.50% due July TBA	400,000	432,500
5.90% due 10/01/11	12,375	12,369
6.00% due 06/01/17	8,742	9,569
6.00% due 12/01/33	28,667	31,800
6.00% due 05/01/34	1,959	2,165
6.00% due 06/01/35	2,334	2,576
6.00% due July TBA	1,300,000	1,427,969
6.50% due 08/01/17	20,429	22,372
6.50% due 09/01/32	31,205	35,512
6.50% due 04/01/34	13,090	14,872
6.50% due 10/01/37	2,015	2,283
6.50% due July TBA	500,000	566,094
7.00% due 06/01/37	45,202	52,024
		6,909,247
Government National Mtg. Assoc. — 2.2%
4.00% due July TBA	1,000,000	1,018,594
4.50% due July TBA	600,000	633,187
6.00% due 11/15/31	85,704	95,952
7.00% due 05/15/33	18,483	21,478
7.50% due 01/15/32	6,126	7,211
8.50% due 11/15/17	774	878
9.00% due 11/15/21	363	432
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(3)	388	442
Series 2005-74, Class HC
7.50% due 09/16/35(3)	4,706	5,378
		1,783,552
Total U.S. Government Agencies (cost $10,053,352)		10,209,444
U.S. GOVERNMENT TREASURIES — 3.1%
United States Treasury Bonds — 0.9%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(14)	12,483	13,585
3.88% due 08/15/40	10,000	9,156
4.38% due 02/15/38(13)	300,000	301,969
4.38% due 11/15/39	309,000	309,145
4.50% due 02/15/36	70,000	72,341
4.50% due 05/15/38	6,000	6,159
4.75% due 02/15/41	11,000	11,693
5.25% due 11/15/28	8,000	9,232
		733,280
United States Treasury Notes — 2.2%
United States Treasury Notes
1.75% due 04/15/13	1,100,000	1,125,872
2.13% due 12/31/15	5,000	5,133
2.25% due 03/31/16	3,000	3,086
2.50% due 04/30/15	250,000	262,187
2.63% due 08/15/20	100,000	96,797
3.63% due 02/15/20	275,000	290,920
3.63% due 02/15/21	28,000	29,197
		1,813,192
Total U.S. Government Treasuries (cost $2,561,274)		2,546,472
EXCHANGE-TRADED FUNDS — 0.3%
Exchange-Traded Funds — 0.3%
iShares Russell 2000 Index Fund (cost $171,627)	2,800	231,840
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(5)(6)	16	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(5)(6)	1	275
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(5)(6)	1	175
		450
Total Warrants (cost $17)		450
Total Long-Term Investment Securities (cost $71,824,496)		83,585,427

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/11 (cost $600,000)	$600,000	600,000
REPURCHASE AGREEMENTS — 4.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $360,000 and collateralized by $370,000 of United States Treasury Bills 0.02%, due 08/11/11 and having an approximate value of $369,991	360,000	360,000

20

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $798,000 and collateralized by $815,000 of United States Treasury Bills 0.01%, due 07/21/11 and having an approximate value of $814,995	798,000	798,000
Bank of America Securities LLC Joint Repurchase Agreement(15)	20,000	20,000
Barclays Capital PLC Joint Repurchase Agreement(15)	440,000	440,000
BNP Paribas SA Joint Repurchase Agreement(15)	440,000	440,000
Deutsche Bank AG Joint Repurchase Agreement(15)	475,000	475,000
Royal Bank of Scotland Joint Repurchase Agreement(15)	440,000	440,000
State Street Bank & Trust Co. Joint Repurchase Agreement(15)	260,000	260,000
UBS Securities LLC Joint Repurchase Agreement(15)	730,000	730,000
Total Repurchase Agreements (cost $3,963,000)		3,963,000
TOTAL INVESTMENTS (cost $76,387,496)(10)	107.9%	88,148,427
Liabilities in excess of other assets	(7.9)	(6,471,148)
NET ASSETS	100.0%	$81,677,279

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $1,811,910 representing 2.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2011.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $451 representing 0.00% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Bond in default
(9)	A portion of the interest was paid in additional bonds/loans.
(10)	See Note 4 for cost of investments on a tax basis.
(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	Principal amount of security is adjusted for inflation.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated
(17)	Income may be received in cash or additional shares at the discretion of the issuer.
(18)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $4,487,442 representing 5.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(19)	Subsequent to June 30, 2011, the company has filed for bankruptcy protection in the country of issuance.
BTL	— Bank Term Loans
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	—Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
1	Short	Australian 10 YR Bonds	September 2011	$113,709	$113,752	$(43)
2	Short	Canadian 10 YR Bonds	September 2011	257,820	257,121	699
5	Long	Euro-Bobl	September 2011	848,074	845,292	(2,782)
3	Long	Long Gilt	September 2011	581,164	578,505	(2,659)
6	Short	U.S. Treasury 2YR Notes	September 2011	1,317,672	1,316,063	1,609
1	Short	U.S. Treasury 5YR Notes	September 2011	119,810	119,195	615
7	Short	U.S. Treasury 10YR Notes	September 2011	851,798	856,297	(4,499)
6	Short	U.S. Long Bonds	September 2011	749,870	738,188	11,682
						$4,622

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	83,738	AUD	80,000	09/21/11	$1,228	$—
BNP Paribas SA	BRL	365,000	USD	220,637	09/02/11	—	(10,175)
	GBP	75,000	USD	121,235	09/21/11	978	—
	USD	123,218	EUR	87,000	09/21/11	2,668	—
						3,646	(10,175)
Citibank N.A.	GBP	52,000	USD	85,065	09/21/11	1,687	—
Deutsche Bank AG	USD	86,549	SEK	535,000	09/21/11	—	(2,349)
Goldman Sachs International	EUR	29,000	USD	42,042	09/21/11	81	—
	USD	40,917	GBP	25,000	09/21/11	—	(831)
						81	(831)
HSBC Bank USA	NZD	320,000	USD	259,411	09/21/11	—	(4,324)
JPMorgan Chase Bank N.A	NZD	53,000	USD	42,917	09/21/11	—	(764)
	SEK	535,000	USD	86,054	09/21/11	1,855	—
	USD	41,832	AUD	40,000	09/21/11	651	—
						2,506	(764)
Royal Bank of Canada	USD	42,549	GBP	26,000	09/21/11	—	(860)
Royal Bank of Scotland PLC	EUR	58,000	USD	84,462	09/21/11	538	—
	USD	81,703	GBP	50,000	09/21/11	—	(1,532)
						538	(1,532)
UBS AG	NZD	48,000	USD	39,237	09/21/11	—	(323)
	USD	42,546	GBP	26,000	09/21/11	—	(858)
	USD	86,747	NZD	108,000	09/21/11	2,264	—
						2,264	(1,181)
Westpac Banking Corp.	NZD	47,000	USD	38,787	09/21/11	51	—
Net Unrealized Appreciation/(Depreciation)						$12,001	$(22,016)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

GBP — British Pound

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$54,076,822	$4,487,442	#	$—	$58,564,264
Preferred Stocks	165,407	—		—	165,407
Asset Backed Securities	—	3,807,865		—	3,807,865
U.S. Corporate Bonds & Notes	—	6,547,660		80,519	6,628,179
Foreign Corporate Bonds & Notes	—	730,985		0	730,985
Foreign Government Agencies	—	446,757		—	446,757
Loans	—	20,983		—	20,983
Municipal Bonds & Notes	—	232,781		—	232,781
U.S. Government Agencies	—	10,209,444		—	10,209,444
U.S. Government Treasuries	—	2,546,472		—	2,546,472
Exchange Traded Funds	231,840	—		—	231,840
Warrants	—	—		450	450
Short-Term Investment Securities:
U.S. Government Agencies	—	600,000		—	600,000
Repurchase Agreements	—	3,963,000		—	3,963,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	14,605	—		—	14,605
Open Forward Foreign Currency Contracts - Appreciation	—	12,001		—	12,001
Total	$54,488,674	$33,605,390		$80,969	$88,175,033
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	9,983	—		—	9,983
Open Forward Foreign Currency Contracts - Depreciation	—	22,016		—	22,016
Total	$9,983	$22,016		$—	$31,999

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $4,487,442 representing 5.5% of net assets; see Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$6,050	$138,999	$0	$310
Accrued discounts	—	—	—	—
Accrued premiums	—	(13)	—	—
Realized gain	—	4,794	—	—
Realized loss	—	(356)	—	—
Change in unrealized appreciation (1)	—	305	—	145
Change in unrealized depreciation (1)	(1,050)	(5,271)	—	(5)
Net purchases	—	1,000	—	—
Net sales	(5,000)	(58,939)	—	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	—
Balance as of 6/30/2011	$—	$80,519	$0	$450

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at June 30, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(1,215)	$—	$140

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

21

SEASONS SERIES TRUST

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount(11)	Value (Note 1)
COMMON STOCK — 57.1%
Advanced Materials — 0.6%
Hexcel Corp.†	40,493	$886,392
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	15,640	195,500
Aerospace/Defense — 0.0%
Boeing Co.	796	58,848
Aerospace/Defense-Equipment — 0.8%
BE Aerospace, Inc.†	20,660	843,134
Goodrich Corp.	1,780	169,990
United Technologies Corp.	2,239	198,174
		1,211,298
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	300	42,501
Monsanto Co.	2,787	202,169
Mosaic Co.	590	39,961
Potash Corp. of Saskatchewan, Inc.	3,640	207,443
		492,074
Airlines — 0.0%
AMR Corp.†	9,600	51,840
Apparel Manufacturers — 0.2%
Prada SpA†	47,600	287,189
Applications Software — 1.1%
Microsoft Corp.	66,718	1,734,668
Athletic Footwear — 0.4%
NIKE, Inc., Class B	6,705	603,316
Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.†	90,730	1,251,167
General Motors Co.†	2,380	72,257
		1,323,424
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,670	136,410
Auto-Truck Trailers — 0.3%
Wabash National Corp.†	43,700	409,469
Auto/Truck Parts & Equipment-Original — 0.6%
Dana Holding Corp.†	27,000	494,100
Titan International, Inc.	16,122	391,120
		885,220
Banks-Commercial — 0.9%
East West Bancorp, Inc.	22,531	455,352
Lloyds Banking Group PLC†(18)	28,262	22,207
Regions Financial Corp.	12,100	75,020
Standard Chartered PLC(18)	31,038	815,605
		1,368,184
Banks-Fiduciary — 0.1%
State Street Corp.	2,177	98,161
Banks-Super Regional — 0.6%
Capital One Financial Corp.	3,875	200,221
Fifth Third Bancorp	10,349	131,950
PNC Financial Services Group, Inc.	2,317	138,116
SunTrust Banks, Inc.	2,903	74,898
US Bancorp	4,445	113,392
Wells Fargo & Co.	7,738	217,128
		875,705
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,903	195,343
PepsiCo, Inc.	3,135	220,798
		416,141
Brewery — 0.3%
Anheuser-Busch InBev NV(18)	8,257	478,783
Casino Hotels — 0.2%
Boyd Gaming Corp.†	2,215	19,270
MGM Resorts International†	12,080	159,577
Wynn Resorts, Ltd.	1,222	175,406
		354,253
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	2,711	144,523
Dow Chemical Co.	5,493	197,748
E.I. du Pont de Nemours & Co.	2,140	115,667
Israel Chemicals, Ltd.(18)	24,461	390,447
LyondellBasell Industries NV, Class A	1,980	76,270
		924,655
Chemicals-Specialty — 0.3%
Albemarle Corp.	690	47,748
Ferro Corp.†	34,600	465,024
		512,772
Coal — 0.2%
James River Coal Co.†	18,100	376,842
Commercial Services — 0.2%
Iron Mountain, Inc.	8,063	274,868
Commercial Services-Finance — 0.7%
Cardtronics, Inc.†	40,400	947,380
Mastercard, Inc., Class A	296	89,197
		1,036,577
Computer Aided Design — 1.1%
Aspen Technology, Inc.†	53,800	924,284
Parametric Technology Corp.†	29,900	685,607
		1,609,891
Computer Services — 0.1%
LivePerson, Inc.†	7,941	112,286
Computers — 2.7%
Apple, Inc.†	11,338	3,805,826
Dell, Inc.†	10,449	174,185
Hewlett-Packard Co.	1,475	53,690
		4,033,701
Computers-Memory Devices — 1.0%
EMC Corp.†	56,808	1,565,060
Consumer Products-Misc. — 0.4%
Jarden Corp.	17,009	586,981
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	1,376	120,276
Procter & Gamble Co.	3,677	233,747
		354,023
Cruise Lines — 0.1%
Carnival Corp.	4,261	160,341
Royal Caribbean Cruises, Ltd.†	1,748	65,795
		226,136
Diversified Banking Institutions — 0.8%
Bank of America Corp.	24,385	267,260
Citigroup, Inc.	3,380	140,743

1

Goldman Sachs Group, Inc.	2,333	310,499
JPMorgan Chase & Co.	8,030	328,748
Morgan Stanley	5,686	130,835
		1,178,085
Diversified Manufacturing Operations — 1.0%
Crane Co.	17,500	864,675
Dover Corp.	1,880	127,464
Eaton Corp.	3,214	165,360
General Electric Co.	10,841	204,461
Honeywell International, Inc.	2,418	144,089
Parker Hannifin Corp.	341	30,602
		1,536,651
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	200	40,898
MercadoLibre, Inc.	3,600	285,624
		326,522
E-Commerce/Services — 2.9%
eBay, Inc.†	107,095	3,455,956
IAC/InterActive Corp.†	25,900	988,603
		4,444,559
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,450	137,813
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,847	89,155
NextEra Energy, Inc.	1,170	67,228
PG&E Corp.	1,480	62,204
Progress Energy, Inc.	1,366	65,582
		284,169
Electronic Components-Misc. — 1.0%
TE Connectivity, Ltd.	25,475	936,461
Zagg, Inc.†	42,403	568,200
		1,504,661
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A†	2,139	71,956
Intel Corp.	3,827	84,806
Micron Technology, Inc.†	12,199	91,249
Texas Instruments, Inc.	2,713	89,068
		337,079
Electronic Connectors — 0.3%
Amphenol Corp., Class A	8,945	482,941
Electronic Forms — 0.5%
Adobe Systems, Inc.†	25,934	815,624
Enterprise Software/Service — 1.9%
Ariba, Inc.†	19,037	656,205
Oracle Corp.	42,179	1,388,111
Taleo Corp., Class A†	22,605	837,063
		2,881,379
Entertainment Software — 0.0%
Activision Blizzard, Inc.	3,230	37,726
Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	61,170	1,006,247
Food-Misc. — 0.0%
Kellogg Co.	1,170	64,724
Gold Mining — 0.0%
Newmont Mining Corp.	890	48,033
Hotels/Motels — 0.5%
Gaylord Entertainment Co.†	13,390	401,700
Hyatt Hotels Corp., Class A†	2,162	88,253
Marriott International, Inc., Class A	2,719	96,497
Starwood Hotels & Resorts Worldwide, Inc.	2,307	129,284
		715,734
Human Resources — 0.2%
Monster Worldwide, Inc.†	15,509	227,362
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	87	336
Industrial Automated/Robotic — 1.1%
FANUC Corp.(18)	9,900	1,650,841
Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	2,340	148,801
Prudential PLC(18)	93,130	1,076,260
		1,225,061
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,995	131,391
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	5,808	589,222
Franklin Resources, Inc.	281	36,892
T. Rowe Price Group, Inc.	2,418	145,902
		772,016
Medical Instruments — 0.9%
NuVasive, Inc.†	18,600	611,568
Volcano Corp.†	21,037	679,285
		1,290,853
Medical Products — 0.8%
Baxter International, Inc.	3,151	188,083
Johnson & Johnson	4,469	297,278
PSS World Medical, Inc.†	23,600	661,036
		1,146,397
Medical-Biomedical/Gene — 2.7%
Amgen, Inc.†	811	47,322
Celgene Corp.†	51,265	3,092,305
Gilead Sciences, Inc.†	1,241	51,390
Human Genome Sciences, Inc.†	4,622	113,424
Vertex Pharmaceuticals, Inc.†	15,069	783,437
		4,087,878
Medical-Drugs — 0.7%
Abbott Laboratories	2,313	121,710
Merck & Co., Inc.	5,521	194,836
Pfizer, Inc.	15,252	314,191
Viropharma, Inc.†	19,700	364,450
		995,187
Medical-HMO — 0.7%
Centene Corp.†	21,511	764,286
UnitedHealth Group, Inc.	2,870	148,035
WellPoint, Inc.	2,080	163,841
		1,076,162
Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	2,870	94,710
Universal Health Services, Inc., Class B	13,000	669,890
		764,600
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	6,440	1,060,346
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,864	204,406
Metal-Diversified — 0.4%
Ivanhoe Mines, Ltd.†	24,304	614,891

2

Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	490	9,849
Multimedia — 1.5%
News Corp., Class A	110,185	1,950,275
Time Warner, Inc.	3,001	109,146
Walt Disney Co.	4,067	158,776
		2,218,197
Networking Products — 1.0%
Cisco Systems, Inc.	2,271	35,450
Netgear, Inc.†	18,611	813,673
Polycom, Inc.†	10,707	688,460
		1,537,583
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	1,780	136,633
Apache Corp.	1,553	191,625
Comstock Resources, Inc.†	12,500	359,875
Continental Resources, Inc.†	1,650	107,101
Devon Energy Corp.	1,652	130,194
EOG Resources, Inc.	1,268	132,569
Occidental Petroleum Corp.	1,748	181,862
Petrohawk Energy Corp.†	1,650	40,705
Range Resources Corp.	679	37,685
Southwestern Energy Co.†	13,595	582,954
Triangle Petroleum Corp.†	54,400	351,424
		2,252,627
Oil Companies-Integrated — 0.6%
Chevron Corp.	2,237	230,053
Exxon Mobil Corp.	3,677	299,234
Hess Corp.	3,197	239,008
Suncor Energy, Inc.	5,452	213,173
		981,468
Oil Field Machinery & Equipment — 0.3%
Lufkin Industries, Inc.	4,500	387,225
Oil-Field Services — 2.7%
Baker Hughes, Inc.	15,225	1,104,726
Global Industries, Ltd.†	39,763	217,901
Halliburton Co.	21,415	1,092,165
Schlumberger, Ltd.	13,389	1,156,810
Superior Energy Services, Inc.†	12,000	445,680
Weatherford International, Ltd.†	3,677	68,944
		4,086,226
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	29,700	658,449
Pharmacy Services — 1.6%
Express Scripts, Inc.†	4,266	230,279
Medco Health Solutions, Inc.†	39,264	2,219,201
		2,449,480
Printing-Commercial — 0.3%
VistaPrint NV†	8,777	419,979
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	8,013	135,820
Real Estate Operations & Development — 0.2%
Hang Lung Properties, Ltd.(18)	74,000	307,467
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	9,210	146,255
Retail-Apparel/Shoe — 1.8%
Chico’s FAS, Inc.	25,550	389,127
Finish Line, Inc., Class A	16,758	358,621
Guess?, Inc.	8,600	361,716
Limited Brands, Inc.	43,820	1,684,879
		2,794,343
Retail-Building Products — 0.1%
Home Depot, Inc.	4,805	174,037
Retail-Discount — 0.1%
Target Corp.	2,665	125,015
Wal-Mart Stores, Inc.	1,455	77,319
		202,334
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,709	101,804
Retail-Jewelry — 0.8%
Cie Financiere Richemont SA, Class A(18)	17,465	1,143,659
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	1,811	62,552
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	1,442	42,164
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,748	86,980
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	7,066	271,688
Retail-Video Rentals — 0.3%
Coinstar, Inc.†	8,500	463,590
Savings & Loans/Thrifts — 0.4%
BankUnited, Inc.	21,100	559,994
Semiconductor Components-Integrated Circuits — 0.4%
Cypress Semiconductor Corp.†	25,500	539,070
Software Tools — 0.1%
VMware, Inc., Class A†	1,828	183,220
Steel-Producers — 0.7%
Carpenter Technology Corp.	15,300	882,504
Reliance Steel & Aluminum Co.	1,290	64,048
United States Steel Corp.	2,624	120,809
		1,067,361
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	4,634	84,107
Telecom Services — 0.4%
Vonage Holdings Corp.†	120,200	530,082
Telephone-Integrated — 0.3%
AT&T, Inc.	5,142	161,510
CenturyLink, Inc.	4,950	200,129
Verizon Communications, Inc.	4,014	149,441
		511,080
Tobacco — 0.1%
Altria Group, Inc.	4,407	116,389
Transactional Software — 0.3%
VeriFone Systems, Inc.†	8,898	394,626
Transport-Rail — 0.2%
Union Pacific Corp.	3,001	313,304
Transport-Services — 1.8%
C.H. Robinson Worldwide, Inc.	13,480	1,062,763
United Parcel Service, Inc., Class B	23,230	1,694,164
		2,756,927
Transport-Truck — 0.6%
J.B. Hunt Transport Services, Inc.	11,435	538,474
Swift Transporation Co.†	28,200	382,110
		920,584

3

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	12,925	873,084
Web Portals/ISP — 0.3%
Google, Inc., Class A†	776	392,951
Wireless Equipment — 1.1%
Aruba Networks, Inc.†	13,300	393,015
Crown Castle International Corp.†	24,315	991,809
QUALCOMM, Inc.	5,024	285,313
		1,670,137
Total Common Stock (cost $70,359,205)		86,377,033
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
US Bancorp FRS 3.50%	26	21,840
Wachovia Capital Trust IX 6.38%	900	22,482
		44,322
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	25	23,495
Goldman Sachs Group, Inc. 6.13%	1,800	44,892
HSBC Holdings PLC 8.00%	540	14,683
		83,070
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(1)	1,073	27,984
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.87%	60	6,030
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	27,453
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	500	1,475
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,800	63,000
Telecom Services — 0.0%
Qwest Corp. 7.38%	450	11,556
Total Preferred Stock (cost $266,289)		264,890
ASSET BACKED SECURITIES — 7.6%
Diversified Financial Services — 7.6%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*	$85,000	86,275
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	80,000	81,295
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	300,000	311,128
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	65,000	67,803
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	65,000	68,938
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	160,000	172,136
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	265,000	279,762
Banc of America Commercial Mtg., Inc., VRS Series 2005-6, Class A4 5.37% due 09/10/47(4)	80,000	87,286
Banc of America Commercial Mtg., Inc., VRS Series 2006-2, Class A4 5.73% due 05/10/45(4)	225,000	249,002
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.87% due 02/25/36(5)	312,795	228,215
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2006-PW14, Class A4
5.20% due 12/11/38(4)	175,000	188,361
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(5)	182,762	124,912
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.75% due 06/10/46(4)	400,000	443,098
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(4)	110,000	107,831
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.36% due 09/25/35(5)	218,897	118,335
Countrywide Home Loan Mtg. Pass Through Trust, VRS Series 2004-22, Class A2 3.09% due 11/25/34(5)	72,905	61,160
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	159,301	139,565
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(5)	46,646	45,721
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/39(4)	215,000	231,868
CW Capital Cobalt, Ltd., Series 2006-C1, Class A4 5.22% due 08/15/48(4)	220,000	233,087
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	144,989	144,619
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.38% due 05/25/35(5)	229,761	181,631
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(4)	330,000	356,058
GS Mtg. Securities Corp. II, VRS 2010-C2, Class A2 5.16% due 12/10/43*(4)	210,000	221,189
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	500,000	540,818

4

GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	500,000	543,379
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(4)	155,000	154,223
GSR Mtg. Loan Trust, VRS Series 2006-AR2, Class 3A1 2.67% due 04/25/36(5)	22,048	15,240
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.80% due 01/25/36(5)	121,439	99,299
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 2.86% due 04/25/35(5)	87,432	69,354
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 5.30% due 03/25/37(5)	70,694	49,908
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	156,741
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.73% due 05/25/35(5)	136,788	103,133
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2010-RR1, Class WBB 5.74% due 05/20/17*(4)	500,000	523,657
JP Morgan Chase Commercial Mtg. Securities Corp.,VRS Series 2007-CB20, Class A4 5.79% due 02/12/51(4)	210,000	227,961
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	2,455	2,455
LB-UBS Commercial Mtg. Trust, VRS Series2008-C1, Class A2 6.15% due 04/15/41(4)	250,000	278,409
Merrill Lynch Mtg. Investors, Inc., FRS Series 2007-MLN1, Class A2A 0.30% due 03/25/37	90,954	64,291
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A2, Class A2 2.62% due 02/25/35(5)	157,476	148,983
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.80% due 12/25/34(5)	118,916	113,607
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	550,000	592,356
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class AM 5.11% due 07/12/38(4)	220,000	228,090
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.97% due 08/12/49(4)	150,000	142,760
Morgan Stanley ABS Capital I, FRS Series 2006-HE5, Class A2C 0.33% due 08/25/36	285,000	146,376
Morgan Stanley ABS Capital I, FRS Series 2007-NC1, Class A2C 0.33% due 11/25/36	270,000	89,737
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(4)	165,000	178,564
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(4)	170,000	184,916
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	129,186	111,834
MortgageIT Trust, FRS Series 2005-4, Class A1 0.47% due 10/25/35(5)	309,071	237,271
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	160,000	167,302
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/20*(4)	270,000	280,223
Option One Mtg. Loan Trust, FRS
Series 2006-3, Class 2A2
0.29% due 02/25/37	75,866	42,111
Residential Asset Mtg. Products, Inc., FRS Series 2006-RS1, Class AI2 0.42% due 01/25/36	123,729	87,513
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.37% due 04/25/36	120,740	94,553
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	115,000	115,701
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,599
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR3, Class A2A 0.26% due 04/25/37	316,283	128,291
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR5, Class A2A 0.32% due 05/25/37	191,190	124,822
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 4.80% due 02/20/47(5)	202,160	165,773
Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	70,386	71,310
Sierra Receivables Funding Co. LLC, Series 2009-2A 4.52% due 08/20/26*	23,101	23,108
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	170,645	172,729
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.74% due 03/25/35(5)	239,386	210,804
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.75% due 01/25/35(5)	312,870	287,448
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 5.36% due 10/25/36(5)	129,163	103,047
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(4)	200,000	205,013
Total Asset Backed Securities (cost $11,188,222)		11,537,984

5

U.S. CORPORATE BONDS & NOTES — 12.8%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	168,000	186,060
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	45,000	53,212
		239,272
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	5,175
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	15,000	15,713
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	9,000	9,235
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	4,210
		29,158
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	20,000	20,950
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	10,000	11,338
Airlines — 0.1%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	34,302	36,144
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	58,383	58,529
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/21	76,153	82,055
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,265
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 10/22/24	20,000	19,300
		200,293
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	110,000	124,700
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	25,000	26,750
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,263
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	25,000	26,312
		31,575
Banks-Commercial — 0.4%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	19,826
BB&T Corp. Senior Notes 2.05% due 04/28/14	10,000	10,111
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	14,000	13,148
CIT Group, Inc.
Sec. Notes
7.00% due 05/04/15*	35,000	35,044
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	3,605	3,596
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	84,000	90,641
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	15,000	15,959
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,831
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	279,111
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	10,457
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	15,000	15,530
Zions Bancorp Senior Notes 7.75% due 09/23/14	12,000	13,157
		513,411
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Limited Guar. Notes 1.25% due 06/01/77	48,000	38,861
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.80% due 03/01/27	16,000	13,232
Comerica Bank Sub. Notes 5.20% due 08/22/17	8,000	8,545
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	75,000	76,594
		98,371

6

Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	35,000	38,325
Banks-Super Regional — 0.6%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	180,000	173,741
BAC Capital Trust XIII FRS Limited Guar. Notes 0.65% due 03/15/12(6)	41,000	28,021
BAC Capital Trust XV FRS Limited Guar. Notes 1.05% due 06/01/56	10,000	6,950
Bank of America NA Sub. Notes 5.30% due 03/15/17	14,000	14,430
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	55,161
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	11,000	11,096
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,148
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,535
KeyCorp Senior Notes 5.10% due 03/24/21	4,000	4,074
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(6)	17,000	14,790
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	105,000	106,019
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	11,104
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,970
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 08/29/11(6)	12,000	10,980
Wachovia Corp. FRS Senior Notes 0.52% due 06/15/17	15,000	14,034
Wachovia Corp. Senior Notes 5.75% due 02/01/18	295,000	326,207
Wells Fargo & Co. FRS Senior Notes 0.47% due 10/28/15	17,000	16,430
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(6)	10,000	10,800
		821,490
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	10,000	10,925
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	35,000	38,063
		48,988
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	125,000	132,246
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	75,000	94,354
		226,600
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	140,000	147,307
Liberty Media LLC Senior Notes 8.25% due 02/01/30	30,000	28,950
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	6,000	6,315
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	120,000	136,198
		318,770
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	10,000	10,050
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/16	25,000	25,681
Masco Corp. Bonds 6.50% due 08/15/32	20,000	17,928
		43,609
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	4,956
Cable/Satellite TV — 0.5%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	175,000	196,007
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	133,744
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	50,000	57,267
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	10,725
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	85,000	92,013
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	10,000	11,275

7

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	80,000	82,577
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	15,000	15,375
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	5,000	5,488
TCI Communications, Inc. Senior Bonds 7.13% due 02/15/28	10,000	11,568
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	75,000	84,341
		700,380
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(7)	10,000	10,850
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	10,000	9,950
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,519
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	6,000	6,855
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,294
		49,468
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	125,000	137,779
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	135,000	175,306
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	30,000	31,800
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	10,000	9,800
		354,685
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	6,000	6,330
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	75,000	73,197
E.I. du Pont de Nemours & Co. FRS Senior Notes 0.67% due 03/25/14	5,000	5,032
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	2,000	1,947
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	7,000	6,805
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	6,000	5,872
		99,183
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	15,000	15,600
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	82,000	86,984
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	25,000	28,780
Lubrizol Corp.
Company Guar. Bonds
6.50% due 10/01/34	5,000	5,733
Nalco Co.
Senior Notes
6.63% due 01/15/19*	20,000	20,500
		141,997
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	5,000	5,019
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	15,000	16,350
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	10,000	10,900
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,306
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	11,000	11,385
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	51,000	54,825
		103,785
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	15,000	15,000
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	12,005
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,525
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	23,084
		45,614

8

Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	5,000	4,937
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	10,000	9,861
		14,798
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	50,000	53,063
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,900
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	45,000	48,206
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	50,000	54,375
		166,544
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,600
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,375
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	15,000	15,075
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/16	6,000	5,968
Fiserv, Inc. Company Guar. Notes 4.75% due 06/15/21	9,000	8,952
		29,995
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	10,000	10,100
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	10,175
Diversified Banking Institutions — 1.6%
Bank of America Corp. FRS Senior Notes 1.69% due 01/30/14	10,000	10,023
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	201,000	205,052
Bank of America Corp. Senior Notes 5.63% due 10/14/16	25,000	26,756
Bank of America Corp. Senior Notes 5.65% due 05/01/18	20,000	21,087
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	61,831
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	45,000	47,322
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	89,000	93,268
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	100,000	104,819
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	11,000	10,907
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	8,000	8,761
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	96,105
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	150,000	163,134
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	130,000	131,412
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	110,000	112,009
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	130,000	137,623
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	12,000	12,934
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	122,532
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	81,000	81,662
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	6,000	6,000
JPMorgan Chase & Co. FRS Sub. Notes 1.48% due 09/01/15	21,000	21,000
JPMorgan Chase & Co. Senior Notes 3.15% due 07/05/16	9,000	9,055
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	57,000	58,062
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	150,000	146,750
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	155,000	167,500
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,292

9

JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(6)	10,000	10,741
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	175,000	176,326
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/77	5,000	3,954
Morgan Stanley Sub. Notes 4.75% due 04/01/14	90,000	93,815
Morgan Stanley Senior Notes 5.55% due 04/27/17	25,000	26,501
Morgan Stanley Senior Notes 5.63% due 09/23/19	9,000	9,235
Morgan Stanley Senior Notes 5.75% due 08/31/12	155,000	163,167
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	110,159
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,295
		2,466,089
Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	130,000	137,606
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	15,000	14,828
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	115,000	119,662
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	85,000	92,966
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	20,232
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	115,000	120,916
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	23,000	23,856
		530,066
Diversified Manufacturing Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	170,000	171,325
Danaher Corp. Senior Notes 3.90% due 06/23/21	8,000	7,969
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	9,970
Harsco Corp. Senior Notes 2.70% due 10/15/15	20,000	20,066
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	10,000	9,985
		219,315
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	10,000	10,900
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	22,450
		33,350
Electric-Distribution — 0.0%
Oglethorpe Power Corp.
1st. Mtg. Notes
5.38% due 11/01/40	10,000	9,650
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	5,000	5,300
AES Corp. Senior Notes 8.00% due 06/01/20	75,000	79,875
Edison Mission Energy Senior Notes 7.00% due 05/15/17	5,000	4,050
		89,225
Electric-Integrated — 0.5%
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	74,316
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	10,324
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	13,012
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	80,000	89,682
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	27,525
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	7,000	6,942
Edison International Senior Notes 3.75% due 09/15/17	75,000	75,339
Entergy Corp. Senior Notes 3.63% due 09/15/15	110,000	111,743
Entergy Corp. Senior Notes 5.13% due 09/15/20	15,000	14,855
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	4,000	4,042
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	4,752
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	4,000	3,797

10

Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,167
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	6,000	6,019
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	5,543
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	8,943	9,614
Nevada Power Co. Bonds 5.45% due 05/15/41	4,000	3,977
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	8,000	7,836
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	15,000	17,883
Progress Energy, Inc. Senior Notes 4.40% due 01/15/21	210,000	212,313
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21*	17,000	17,050
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	25,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	8,000	9,329
		733,060
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	125,000	139,606
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	10,000	9,800
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,123
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	9,000	8,910
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	15,000	15,675
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	19,000	18,935
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	20,000	19,975
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	10,000	10,025
		48,935
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	18,000	19,076
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	65,000	54,585
SLM Corp. Senior Notes 6.25% due 01/25/16	86,000	89,225
SLM Corp. Senior Notes 8.00% due 03/25/20	31,000	33,288
SLM Corp. Senior Notes 8.45% due 06/15/18	10,000	10,976
		188,074
Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/01/66	6,000	6,135
Finance-Investment Banker/Broker — 0.3%
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	24,000	24,048
Lazard Group LLC Senior Notes 6.85% due 06/15/17	220,000	242,625
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(6)(8)(9)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(9)	10,000	2,612
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(9)	11,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(9)	15,000	8
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	13,000	13,629
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	100,000	100,389
		383,318
Finance-Other Services — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.25% due 01/10/14*	16,000	16,160
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	60,000	61,212
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	50,000	55,016

11

SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	10,000	10,450
		142,838
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	18,875
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	25,000	25,250
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	25,000	29,000
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	64,000	67,193
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	25,548
		92,741
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	11,296
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	15,000	15,000
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	85,810
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	6,991
		92,801
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	5,075
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	10,450
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	50,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	5,200
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,950
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	10,000	10,200
		46,800
Insurance Brokers — 0.0%
AON Corp. Senior Notes 3.13% due 05/27/16	15,000	14,951
Insurance-Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,625
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,386
Protective Life Corp. Senior Notes 8.45% due 10/15/39	30,000	33,059
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	172,000	170,485
Prudential Financial, Inc.
Senior Notes
4.50% due 11/15/20	10,000	9,933
Prudential Financial, Inc. Notes 4.75% due 09/17/15	13,000	13,986
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	68,444
		320,918
Insurance-Multi-line — 0.2%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	4,000	4,047
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	65,000	68,433
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	35,000	37,712
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	150,000	186,104
		296,296
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/21*	51,000	48,293
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,611
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	170,000	157,079

12

Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	95,000	131,616
		347,599
Insurance-Property/Casualty — 0.4%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	180,000	232,310
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/67	230,000	221,088
Markel Corp. Senior Notes 5.35% due 06/01/21	10,000	9,805
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	160,000	171,025
		634,228
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 5.00% due 06/01/21	8,000	7,915
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	5,000	5,000
Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	35,000	38,500
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,775
		60,275
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. FRS Company Guar. Notes 1.10% due 03/24/14	12,000	12,102
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	14,000	14,331
		26,433
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	11,973
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,625
Johnson & Johnson Senior Notes 4.85% due 05/15/41	10,000	9,679
Johnson & Johnson Notes 5.55% due 08/15/17	15,000	17,395
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(7)	5,000	5,150
		66,822
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.30% due 06/15/16	5,000	4,957
Amgen, Inc. Senior Notes 5.65% due 06/15/42	10,000	10,016
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	5,000	5,293
Life Technologies Corp. Senior Notes 3.50% due 01/15/16	100,000	102,278
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	77,000	81,613
		204,157
Medical-HMO — 0.0%
Coventry Health Care, Inc.
Senior Notes
5.45% due 06/15/21	10,000	10,232
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	10,000	10,737
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	100,000	110,500
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	2,000	1,980
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	60,000	66,225
		189,442
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	8,000	7,818
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	40,000	42,375
		50,193
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	10,225
Multimedia — 0.6%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	140,000	152,580
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	15,000	15,024
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	125,000	131,239
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	10,000	9,895
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	15,000	15,319

13

Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	20,000	22,380
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	235,000	298,344
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	14,000	14,242
Viacom, Inc. Senior Notes 6.13% due 10/05/17	165,000	189,434
		848,457
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	10,000	10,550
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	108,000	108,462
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	4,000	3,905
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	8,000	8,399
		120,766
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.25% due 02/15/15	175,000	186,329
Xerox Corp. Senior Notes 4.50% due 05/15/21	12,000	11,870
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	64,535
		262,734
Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.80% due 03/15/38	8,000	8,590
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	5,000	5,000
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	23,000	25,888
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	69,000	69,931
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	50,000	58,401
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	10,000	10,300
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	20,000	21,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	15,000	15,844
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	5,000	5,019
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	10,000	10,850
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	9,000	8,235
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,900
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	45,000	47,512
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,275
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	5,000	4,913
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,937
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	5,000	5,062
Union Pacific Resources Group, Inc. Senior Bonds 7.15% due 05/15/28	19,000	21,298
		346,365
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	10,000	10,316
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	14,000	13,868
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	5,000	5,025
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	20,000	20,500
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	15,000	15,287
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	60,000	63,255
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	8,000	8,040

14

MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	25,000	27,955
		135,037
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	80,000	80,493
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	80,000	90,090
		170,583
Pipelines — 0.4%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	18,000	18,128
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	10,300
El Paso Corp. Senior Notes 6.88% due 06/15/14	5,000	5,587
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	96,167
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	35,000	37,100
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	21,000	20,352
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	11,000	10,925
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	5,000	4,975
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	20,000	21,099
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	85,000	87,010
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	32,000	33,280
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	165,000	173,513
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	9,000	9,837
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	13,000	14,725
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	8,000	7,899
		550,897
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	25,000	25,688
Real Estate Investment Trusts — 0.9%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	5,040
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	5,069
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	6,000	6,432
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	59,930
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	114,695
Duke Realty LP Senior Notes 6.75% due 03/15/20	45,000	50,398
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	35,000	38,238
ERP Operating LP Senior Notes 5.75% due 06/15/17	123,000	136,362
HCP, Inc. Senior Notes 3.75% due 02/01/16	55,000	55,931
HCP, Inc. Senior Notes 5.38% due 02/01/21	15,000	15,471
HCP, Inc. Senior Notes 6.00% due 01/30/17	90,000	99,103
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	124,520
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	30,000	30,600
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	40,000	41,300
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	20,000	20,050
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	4,000	3,932
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	170,000	186,166
National Retail Properties, Inc. Senior Notes 5.50% due 07/15/21	5,000	4,892
Realty Income Corp. Senior Notes 5.88% due 03/15/35	13,000	12,279
Realty Income Corp. Senior Notes 6.75% due 08/15/19	100,000	114,328

15

Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,000
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	150,000	159,544
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	86,000	83,949
		1,373,229
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	125,000	136,536
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	9,955
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	116,617
		126,572
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	10,000	1
Rental Auto/Equipment — 0.0%
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	10,000	9,950
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	35,000	37,494
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	15,000	15,787
		53,281
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	170,000	161,956
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	10,000	11,275
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	20,000	20,634
		31,909
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,757
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	51,000	56,340
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	129,625	145,794
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/10/33*	9,905	10,255
		233,146
Retail-Jewelry — 0.0%
Claire’s Escrow Corp. Sec. Notes 8.88% due 03/15/19*	5,000	4,675
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	30,000	31,800
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	25,000	25,250
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	10,000	9,450
		34,700
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	75,000	84,192
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	11,067
		95,259
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	9,000	9,405
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	5,000	5,088
Schools — 0.0%
Massachusetts Institute of Technology Notes 5.60% due 07/01/2111	5,000	5,053
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	10,000	9,600
Semiconductor Equipment — 0.0%
Applied Materials, Inc. Senior Notes 2.65% due 06/15/16	10,000	10,038
Applied Materials, Inc. Senior Notes 5.85% due 06/15/41	9,000	9,129
		19,167
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	10,000	10,350
Special Purpose Entities — 0.4%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	170,000	175,104

16

FUEL Trust Sec. Notes 3.98% due 12/15/22*	12,000	11,902
FUEL Trust Sec. Notes 4.21% due 10/15/22*	360,000	361,373
GTP Acquisition Partners I LLC Sec. Notes 4.35% due 06/15/41*(3)	2,000	2,000
		550,379
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Senior Notes 6.63% due 04/20/20	4,000	4,380
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,625
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	5,000	5,150
Telecom Services — 0.3%
BellSouth Telecommunications Inc Senior Notes 6.38% due 06/01/28	12,000	12,858
Embarq Corp. Senior Notes 7.08% due 06/01/16	16,000	17,786
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	22,425
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	200,000	210,406
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	212,458
		475,933
Telephone-Integrated — 0.4%
AT&T Inc. Senior Notes 4.45% due 05/15/21	76,000	77,343
AT&T, Inc. Senior Notes 5.35% due 09/01/40	9,000	8,531
AT&T, Inc. Senior Notes 6.30% due 01/15/38	100,000	105,898
AT&T, Inc. Senior Notes 6.40% due 05/15/38	50,000	53,633
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	16,000	15,817
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	5,000	4,721
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	14,000	13,466
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	35,000	35,875
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,862
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	35,000	38,062
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	25,000	26,844
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	32,625
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	20,000	20,600
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	10,000	10,825
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	10,000	10,163
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	15,000	17,424
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	40,000	42,450
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	25,000	26,500
		551,639
Television — 0.2%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	125,000	146,349
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	55,000	70,112
		216,461
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	40,000	39,973
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	45,638
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	177,406
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	100,000	108,493
		371,510
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	5,000	5,185
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	23,886	20,543

17

Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	16,722	16,387
		36,930
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	7,000	6,878
CSX Corp. Senior Notes 5.50% due 04/15/41	5,000	4,879
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	5,000	4,926
		16,683
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	4,000	4,119
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	8,000	8,197
		12,316
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,331
Web Portals/ISP — 0.0%
Google, Inc. Senior Notes 2.13% due 05/19/16	2,000	2,005
Google, Inc. Senior Notes 3.63% due 05/19/21	6,000	5,935
		7,940
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	17,000	16,992
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,290	1,435
		18,427
Total U.S. CORPORATE BONDS & NOTES (cost $18,409,690)		19,436,152
FOREIGN CORPORATE BONDS & NOTES — 1.8%
Banks-Commercial — 0.3%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(6)	20,000	18,600
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	110,000	116,467
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(6)	9,000	8,258
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41	5,000	4,956
Dresdner Bank AG/New York NY Sub. Notes 7.25% due 09/15/15	7,000	7,394
Groupe BPCE FRS Jr. Sub Notes 3.35% due 09/30/11(6)	23,000	15,735
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(6)	8,000	8,560
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	170,000	171,847
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	9,877
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(6)	40,000	24,800
		386,494
Banks-Money Center — 0.0%
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14	10,000	10,139
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	150,000	156,609
Brewery — 0.2%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	220,000	252,450
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	125,000	131,562
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	35,000	36,837
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	25,000	0
Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21	135,000	135,795
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	11,200
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	39,375
		50,575
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	11,000	12,684
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17	4,000	4,003

18

Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/22	6,000	6,016
Teck Resources, Ltd. Company Guar. Notes 6.25% due 07/15/41	4,000	4,038
		26,741
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 3.70% due 07/15/14(6)	18,000	12,572
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(6)	12,000	11,430
XL Capital PLC Senior Notes 5.25% due 09/15/14	21,000	22,500
XL Capital PLC Senior Notes 6.38% due 11/15/24	14,000	14,454
		60,956
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	11,000	11,675
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	10,088
Medical-Drugs — 0.0%
Sanofi-Aventis SA Senior Notes 4.00% due 03/29/21	5,000	5,001
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.75% due 03/21/14	6,000	6,023
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	100,000	107,750
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	75,000	81,131
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	10,000	11,072
		92,203
Oil Companies-Exploration & Production — 0.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	15,000	15,488
Nexen, Inc. Senior Notes 7.50% due 07/30/39	18,000	20,134
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14†(9)(19)	5,000	2,050
		37,672
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	190,000	195,072
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	20,000	21,063
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	30,000	36,870
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/16	14,000	14,218
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	200,000	205,076
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	14,000	14,867
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*	10,000	10,147
		497,313
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	10,000	9,725
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	13,000	13,068
Special Purpose Entity — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	7,000	6,892
Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15	100,000	102,252
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	9,000	10,260
Telephone-Integrated — 0.4%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	185,538
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	100,000	131,979
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	21,000	21,832
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	135,000	136,397
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	40,000	40,461

19

Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	7,000		7,106
			523,313
Television — 0.0%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	45,000		50,231
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17	25,000		25,750
Total Foreign Corporate Bonds & Notes (cost $2,672,640)			2,757,374
FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,330,000	842,072
Republic of Argentina Senior Bonds 8.28% due 12/31/33(10)	26,346		23,250
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	100,000		110,209
Republic of Turkey Senior Bonds 11.88% due 01/15/30	42,000		71,400
Russian Federation Senior Bonds 7.50% due 03/31/30(1)	43,250		50,981
United Mexican States Senior Notes 6.05% due 01/11/40	19,000		20,216
Total Foreign Government Agencies (cost $1,013,381)			1,118,128
LOANS(12)(13) — 0.0%
Auto-Cars/Light Trucks(12)(13) — 0.0%
Ford Motor Co. FRS BTL-B 2.94% due 12/16/13 (cost $64,521)	64,521		64,563
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
California State General Obligation Bonds 6.20% due 10/01/19	75,000		82,313
California State General Obligation Bonds 7.55% due 04/01/39	130,000		148,767
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	100,000		120,704
State of Illinois General Obligation Bonds 5.67% due 03/01/18	195,000		202,278
State of Illinois General Obligation Bonds 5.88% due 03/01/19	160,000		164,459
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30	5,000		5,121
Total Municipal Bonds & Notes (cost $691,446)			723,642
U.S. GOVERNMENT AGENCIES — 20.9%
Federal Home Loan Mtg. Corp. — 2.9%
4.00% due 05/01/40	72,620		72,805
4.00% due July TBA	2,600,000		2,597,561
4.50% due 01/01/39	21,847		22,642
5.00% due 05/01/20	541,197		584,836
5.00% due 05/01/34	111,027		118,736
5.00% due 07/01/35	19,222		20,507
5.00% due 08/01/35	105,884		112,964
5.00% due 03/01/38	43,855		46,650
5.50% due 07/01/34	29,930		32,560
5.50% due 05/01/37	27,745		30,139
5.50% due 09/01/37	49,326		53,405
5.50% due 07/01/38	23,600		25,551
6.00% due 08/01/26	120,168		131,990
6.00% due 12/01/36	24,010		26,469
6.00% due 04/01/40	340,804		374,747
6.50% due 05/01/16	803		825
6.50% due 05/01/29	5,497		6,229
6.50% due 03/01/36	22,875		25,819
6.50% due 05/01/36	3,204		3,617
7.00% due 04/01/32	8,305		9,647
7.50% due 08/01/23	561		650
7.50% due 08/01/25	1,891		2,191
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(5)	22,346		22,636
Series 2586, Class NK
3.50% due 08/15/16(5)	2,259		2,263
Series 1577, Class PK
6.50% due 09/15/23(5)	30,800		32,765
Series 1226, Class Z
7.75% due 03/15/22(5)	1,352		1,481
			4,359,685
Federal National Mtg. Assoc. — 13.1%
3.50% due July TBA	4,400,000		4,207,500
4.00% due July TBA	2,900,000		2,900,000
4.50% due 01/01/39	33,797		35,059
4.50% due 06/01/39	585,400		608,353
4.56% due 01/01/15	559,887		600,358
4.85% due 11/01/15	595,109		648,540
5.00% due 03/01/18	14,405		15,571
5.00% due 06/01/19	5,877		6,359
5.00% due 02/01/20	27,698		29,970
5.00% due 05/01/35	15,917		16,994
5.00% due 07/01/40	238,293		253,672
5.50% due 03/01/18	28,041		30,506
5.50% due 05/01/20	67,211		73,084
5.50% due 06/01/20	108,472		117,957
5.50% due 11/01/22	24,091		26,128
5.50% due 06/01/34	24,582		26,753
5.50% due 06/01/35	840,013		915,512
5.50% due 12/01/35	67,570		73,474
5.50% due 06/01/36	424,183		461,910
5.50% due 11/01/36	19,723		21,387
5.50% due 12/01/36	24,281		26,331
5.50% due 05/01/37	33,224		35,993
5.50% due 07/01/38	67,167		72,700
5.50% due July TBA	1,400,000		1,513,750
5.92% due 10/01/11	108,283		108,227
6.00% due 06/01/17	12,489		13,671
6.00% due 06/01/21	313,351		343,393
6.00% due 12/01/33	45,048		49,971

20

6.00% due 05/01/34	33,768	37,311
6.00% due 07/01/34	9,376	10,359
6.00% due July TBA	3,900,000	4,283,908
6.06% due 09/01/11	198,163	198,058
6.50% due 09/01/32	46,807	53,268
6.50% due 07/01/36	18,355	20,805
6.50% due July TBA	1,700,000	1,924,720
7.00% due 06/01/37	130,265	149,923
		19,911,475
Government National Mtg. Assoc. — 4.9%
4.00% due July TBA	4,000,000	4,074,376
4.50% due July TBA	3,000,000	3,165,936
6.00% due 11/15/28	80,264	90,162
7.00% due 07/15/33	28,079	32,566
7.50% due 01/15/32	8,167	9,614
8.50% due 11/15/17	1,420	1,610
9.00% due 11/15/21	538	639
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(5)	2,387	2,720
Series 2005-74, Class HC
7.50% due 09/16/35(5)	14,406	16,466
		7,394,089
Total U.S. Government Agencies (cost $31,362,718)		31,665,249
U.S. GOVERNMENT TREASURIES — 7.4%
United States Treasury Bonds — 1.8%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(14)	18,726	20,378
3.88% due 08/15/40	20,000	18,312
4.25% due 05/15/39	200,000	196,188
4.25% due 11/15/40	43,000	42,032
4.38% due 02/15/38	725,000	729,757
4.38% due 11/15/39	1,000,000	1,000,469
4.38% due 05/15/41	25,000	24,961
4.50% due 02/15/36	490,000	506,385
4.50% due 08/15/39	4,000	4,090
4.75% due 02/15/41	128,000	136,060
		2,678,632
United States Treasury Notes — 5.6%
United States Treasury Notes
0.75% due 06/15/14	53,000	52,938
1.38% due 02/15/13	4,525,000	4,596,938
1.38% due 11/30/15	1,000	995
2.13% due 12/31/15	40,000	41,062
2.25% due 03/31/16	65,000	66,854
2.38% due 05/31/18	101,000	100,464
2.50% due 04/30/15	2,500,000	2,621,875
2.63% due 08/15/20	389,000	376,540
2.63% due 11/15/20	25,000	24,078
3.00% due 02/28/17	3,000	3,157
3.13% due 05/15/21	75,000	74,789
3.50% due 05/15/20	10,000	10,440
3.63% due 02/15/21	12,000	12,513
4.50% due 03/31/12(15)	500,000	516,133
		8,498,776
Total U.S. Government Treasuries (cost $11,238,254)		11,177,408
EXCHANGE-TRADED FUNDS — 0.3%
Exchange-Traded Funds — 0.3%
iShares Russell 2000 Index Fund (cost $294,035)	4,800	397,440
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(2)(3)	48	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(2)(3)	2	350
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(2)(3)	2	550
		900
Total Warrants (cost $49)		900
Total Long-Term Investment Securities (cost $147,560,450)		165,520,763
SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Bank 0.00% due 07/01/11 Disc. Notes (cost $1,300,000)	$1,300,000	1,300,000
REPURCHASE AGREEMENTS — 6.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $910,000 and collateralized by $930,000 of United States Treasury Bills 0.02%, due 08/11/11 and having an approximate value of $929,979	910,000	910,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $1,407,000 and collateralized by $1,440,000 of United States Treasury Bills 0.01%, due 07/21/11 and having an approximate value of $1,439,991	1,407,000	1,407,000
Bank of America Securities LLC Joint Repurchase Agreement(16)	530,000	530,000
Barclays Capital PLC Joint Repurchase Agreement(16)	1,150,000	1,150,000
BNP Paribas SA Joint Repurchase Agreement(16)	1,150,000	1,150,000
Deutsche Bank AG Joint Repurchase Agreement(16)	1,240,000	1,240,000
Royal Bank of Scotland Joint Repurchase Agreement(16)	1,150,000	1,150,000
State Street Bank & Trust Co. Joint Repurchase Agreement(16)	691,000	691,000
UBS Securities LLC Joint Repurchase Agreement(16)	1,430,000	1,430,000
Total Repurchase Agreements (cost $9,658,000)		9,658,000
TOTAL INVESTMENTS (cost $158,518,450)(17)	116.6%	176,478,763
Liabilities in excess of other assets	(16.6)	(25,105,968)
NET ASSETS	100.0%	$151,372,795

21

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $5,871,011 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2011.
(2)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $901 representing 0.00% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Income may be received in cash or additional shares at the discretion of the issuer.
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Bond in default
(10)	A portion of the interest was paid in additional bonds/loans.
(11)	Denominated in United States dollars unless otherwise indicated
(12)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	Principal amount of security is adjusted for inflation.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	See Note 2 for details of Joint Repurchase Agreements.
(17)	See Note 4 for cost of investments on a tax basis.
(18)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $5,885,269 representing 3.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(19)	Subsequent to June 30, 2011, the company has filed for bankruptcy protection in the country of issuance.
BTL	— Bank Term Loans
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
3	Short	Australian 10 YR Bonds	September 2011	$341,126	$341,255	$(129)
6	Short	Canadian 10 YR Bonds	September 2011	773,458	771,362	2,096
15	Long	Euro-Bobl	September 2011	2,544,535	2,535,877	(8,658)
8	Long	Long Gilt	September 2011	1,549,550	1,542,679	(6,871)
31	Short	U.S. Treasury 2YR Notes	September 2011	6,807,234	6,799,656	7,578
25	Short	U.S. Treasury 5YR Notes	September 2011	2,991,869	2,979,883	11,986
8	Short	U.S. Treasury 10YR Notes	September 2011	976,595	978,625	(2,030)
27	Short	U.S. Long Bonds	September 2011	3,358,390	3,321,844	36,546
						$40,518

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	277,383	AUD	265,000	09/21/11	$4,067	$—
BNP Paribas SA	BRL	1,268,000	USD	766,487	09/02/11	—	(35,347)
	GBP	255,000	USD	412,196	09/21/11	3,322	—
	USD	403,663	EUR	285,000	09/21/11	8,722	—
						12,044	(35,347)
Citibank N.A.	GBP	175,000	USD	286,277	09/21/11	5,678	—
Deutsche Bank AG	USD	286,338	SEK	1,770,000	09/21/11	—	(7,772)
Goldman Sachs International	EUR	95,000	USD	137,725	09/21/11	264	—
	USD	139,117	GBP	85,000	09/21/11	—	(2,826)
						264	(2,826)
HSBC Bank USA	NZD	1,065,000	USD	863,353	09/21/11	—	(14,389)
JPMorgan Chase Bank N.A	NZD	173,000	USD	140,087	09/21/11	—	(2,495)
	SEK	1,770,000	USD	284,703	09/21/11	6,137	—
	USD	139,091	AUD	133,000	09/21/11	2,165	—
						8,302	(2,495)
Royal Bank of Canada	USD	142,376	GBP	87,000	09/21/11	—	(2,877)
Royal Bank of Scotland PLC	EUR	190,000	USD	276,685	09/21/11	1,762	—
	USD	277,789	GBP	170,000	09/21/11	—	(5,207)
						1,762	(5,207)
UBS AG	NZD	158,000	USD	129,156	09/21/11	—	(1,064)
	USD	144,003	GBP	88,000	09/21/11	—	(2,902)
	USD	291,565	NZD	363,000	09/21/11	7,609	—
						7,609	(3,966)
Westpac Banking Corp.	NZD	157,000	USD	129,565	09/21/11	170	—
Net Unrealized Appreciation/(Depreciation)						$39,896	$(74,879)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

GBP — British Pound

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$80,491,764	$5,885,269	#	$—	$86,377,033
Preferred Stocks	264,890	—		—	264,890
Asset Backed Securities	—	11,537,984		—	11,537,984
U.S. Corporate Bonds & Notes	—	19,210,879		225,273	19,436,152
Foreign Corporate Bonds & Notes	—	2,757,374		0	2,757,374
Foreign Government Agencies	—	1,118,128		—	1,118,128
Loans	—	64,563		—	64,563
Municipal Bonds & Notes	—	723,642		—	723,642
U.S. Government Agencies	—	31,665,249		—	31,665,249
U.S. Government Treasuries	—	11,177,408		—	11,177,408
Exchange Traded Funds	397,440	—		—	397,440
Warrants	—	—		900	900
Short-Term Investment Securities:
U.S. Government Agencies	—	1,300,000		—	1,300,000
Repurchase Agreements	—	9,658,000		—	9,658,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	58,206	—		—	58,206
Open Forward Foreign Currency Contracts - Appreciation	—	39,896		—	39,896
Total	$81,212,300	$95,138,392		$226,173	$176,576,865
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	17,688	—		—	17,688
Open Forward Foreign Currency Contracts - Depreciation	—	74,879		—	74,879
Total	$17,688	$74,879		$—	$92,567

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $5,885,269 representing 3.9% of net assets; see Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$6,050	$379,442	$0	$620
Accrued discounts	—	4	—	—
Accrued premiums	—	(27)	—	—
Realized gain	—	12,756	—	—
Realized loss	—	(477)	—	—
Change in unrealized appreciation (1)	—	453	—	290
Change in unrealized depreciation (1)	(1,050)	(13,603)	—	(10)
Net purchases	—	2,000	—	—
Net sales	(5,000)	(155,275)	—	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	—
Balance as of 6/30/2011	$—	$225,273	$0	$900

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at June 30, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(2,161)	$—	$280

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 20011

(unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCK — 31.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	12,800	$160,000
Aerospace/Defense — 0.0%
Boeing Co.	697	51,529
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,500	143,250
United Technologies Corp.	1,871	165,602
		308,852
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	200	28,334
Monsanto Co.	2,237	162,272
Mosaic Co.	500	33,865
Potash Corp. of Saskatchewan, Inc.	2,713	154,614
		379,085
Airlines — 0.0%
AMR Corp.†	7,900	42,660
Apparel Manufacturers — 0.1%
Prada SpA†	22,800	137,561
Applications Software — 0.8%
Microsoft Corp.	35,547	924,222
Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,235	291,085
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	43,745	603,244
General Motors Co.†	2,000	60,720
		663,964
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,300	117,507
Banks-Commercial — 0.4%
Lloyds Banking Group PLC†(18)	56,525	44,415
Regions Financial Corp.	10,103	62,639
Standard Chartered PLC(18)	14,965	393,245
		500,299
Banks-Fiduciary — 0.1%
State Street Corp.	1,828	82,425
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,237	167,256
Fifth Third Bancorp	8,632	110,058
PNC Financial Services Group, Inc.	2,055	122,498
SunTrust Banks, Inc.	2,455	63,339
US Bancorp	3,821	97,474
Wells Fargo & Co.	6,083	170,689
		731,314
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,455	165,197
PepsiCo, Inc.	2,574	181,287
		346,484
Brewery — 0.2%
Anheuser-Busch InBev NV(18)	3,981	230,839
Casino Hotels — 0.3%
Boyd Gaming Corp.†	1,857	16,156
MGM Resorts International†	10,000	132,100
Wynn Resorts, Ltd.	1,055	151,435
		299,691
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	2,160	115,150
Dow Chemical Co.	4,302	154,872
E.I. du Pont de Nemours & Co.	1,771	95,722
Israel Chemicals, Ltd.(18)	11,794	188,256
LyondellBasell Industries NV, Class A	1,600	61,632
		615,632
Chemicals-Specialty — 0.0%
Albemarle Corp.	600	41,520
Commercial Services — 0.1%
Iron Mountain, Inc.	3,899	132,917
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	296	89,197
Computers — 2.0%
Apple, Inc.†	6,257	2,100,287
Dell, Inc.†	8,831	147,213
Hewlett-Packard Co.	1,228	44,699
		2,292,199
Computers-Memory Devices — 0.7%
EMC Corp.†	30,035	827,464
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,089	95,189
Procter & Gamble Co.	2,942	187,023
		282,212
Cruise Lines — 0.2%
Carnival Corp.	3,529	132,796
Royal Caribbean Cruises, Ltd.†	1,378	51,868
		184,664
Diversified Banking Institutions — 0.9%
Bank of America Corp.	20,205	221,447
Citigroup, Inc.	2,740	114,094
Goldman Sachs Group, Inc.	1,966	261,655
JPMorgan Chase & Co.	6,277	256,980
Morgan Stanley	4,694	108,009
		962,185
Diversified Manufacturing Operations — 0.5%
Dover Corp.	1,600	108,480
Eaton Corp.	2,560	131,712
General Electric Co.	8,925	168,326
Honeywell International, Inc.	2,063	122,934
Parker Hannifin Corp.	266	23,871
		555,323
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	100	20,449
E-Commerce/Services — 1.5%
eBay, Inc.†	51,635	1,666,261
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,985	111,656
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,575	76,025
NextEra Energy, Inc.	1,083	62,229
PG&E Corp.	1,200	50,436
Progress Energy, Inc.	1,183	56,796
		245,486
Electronic Components-Misc. — 0.4%
TE Connectivity, Ltd.	12,285	451,597

1

Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A†	1,771	59,576
Intel Corp.	3,145	69,693
Micron Technology, Inc.†	10,103	75,571
Texas Instruments, Inc.	2,260	74,196
		279,036
Electronic Connectors — 0.2%
Amphenol Corp., Class A	4,315	232,967
Electronic Forms — 0.4%
Adobe Systems, Inc.†	14,406	453,069
Enterprise Software/Service — 0.6%
Oracle Corp.	21,716	714,674
Entertainment Software — 0.0%
Activision Blizzard, Inc.	2,671	31,197
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	29,496	485,209
Food-Misc. — 0.1%
Kellogg Co.	985	54,490
Gold Mining — 0.0%
Newmont Mining Corp.	700	37,779
Hotels/Motels — 0.3%
Gaylord Entertainment Co.†	800	24,000
Hyatt Hotels Corp., Class A†	1,788	72,986
Marriott International, Inc., Class A	2,184	77,510
Starwood Hotels & Resorts Worldwide, Inc.	1,949	109,222
		283,718
Human Resources — 0.2%
Monster Worldwide, Inc.†	12,608	184,833
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	175	675
Industrial Automated/Robotic — 0.7%
FANUC Corp.(18)	4,800	800,408
Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	1,971	125,336
Prudential PLC(18)	44,903	518,923
		644,259
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,446	107,306
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	286	37,549
T. Rowe Price Group, Inc.	2,063	124,481
		162,030
Medical Products — 0.4%
Baxter International, Inc.	2,586	154,358
Johnson & Johnson	3,643	242,333
		396,691
Medical-Biomedical/Gene — 1.9%
Amgen, Inc.†	646	37,694
Celgene Corp.†	25,454	1,535,385
Gilead Sciences, Inc.†	965	39,961
Human Genome Sciences, Inc.†	3,681	90,332
Vertex Pharmaceuticals, Inc.†	7,265	377,707
		2,081,079
Medical-Drugs — 0.5%
Abbott Laboratories	1,854	97,558
Merck & Co., Inc.	4,514	159,299
Pfizer, Inc.	12,599	259,539
		516,396
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	2,300	118,634
WellPoint, Inc.	1,800	141,786
		260,420
Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	2,300	75,900
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	3,473	571,829
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	3,188	168,645
Metal-Diversified — 0.3%
Ivanhoe Mines, Ltd.†	11,749	297,250
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	400	8,040
Multimedia — 1.0%
News Corp., Class A	53,130	940,401
Time Warner, Inc.	2,485	90,380
Walt Disney Co.	3,334	130,159
		1,160,940
Networking Products — 0.0%
Cisco Systems, Inc.	1,866	29,128
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	1,600	122,816
Apache Corp.	1,281	158,062
Continental Resources, Inc.†	1,378	89,446
Devon Energy Corp.	1,281	100,956
EOG Resources, Inc.	1,083	113,228
Occidental Petroleum Corp.	1,378	143,367
Petrohawk Energy Corp.†	1,380	34,045
Range Resources Corp.	789	43,789
Southwestern Energy Co.†	7,335	314,525
		1,120,234
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,869	192,208
Exxon Mobil Corp.	2,942	239,420
Hess Corp.	2,748	205,440
Suncor Energy, Inc.	4,098	160,232
		797,300
Oil-Field Services — 1.6%
Baker Hughes, Inc.	7,340	532,590
Halliburton Co.	10,325	526,575
Schlumberger, Ltd.	7,556	652,839
Weatherford International, Ltd.†	3,040	57,000
		1,769,004
Pharmacy Services — 1.2%
Express Scripts, Inc.†	3,336	180,077
Medco Health Solutions, Inc.†	19,670	1,111,749
		1,291,826
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	6,603	111,921
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.(18)	36,000	149,579
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	7,500	119,100
Retail-Apparel/Shoe — 0.7%
Limited Brands, Inc.	21,130	812,448
Retail-Building Products — 0.1%
Home Depot, Inc.	3,948	142,997

2

Retail-Discount — 0.2%
Target Corp.	2,234	104,797
Wal-Mart Stores, Inc.	1,281	68,072
		172,869
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,358	88,614
Retail-Jewelry — 0.5%
Cie Financiere Richemont SA, Class A(18)	8,421	551,431
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	1,451	50,118
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	1,275	37,281
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,575	78,372
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	5,890	226,470
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26	328
Software Tools — 0.1%
VMware, Inc., Class A†	1,463	146,636
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,000	49,650
United States Steel Corp.	2,068	95,211
		144,861
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	3,628	65,848
Telephone-Integrated — 0.4%
AT&T, Inc.	4,062	127,588
CenturyLink, Inc.	4,100	165,763
Verizon Communications, Inc.	3,266	121,593
		414,944
Tobacco — 0.1%
Altria Group, Inc.	3,568	94,231
Transport-Rail — 0.2%
Union Pacific Corp.	2,649	276,556
Transport-Services — 1.2%
C.H. Robinson Worldwide, Inc.	6,500	512,460
United Parcel Service, Inc., Class B	11,200	816,816
		1,329,276
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	6,230	420,836
Web Portals/ISP — 0.3%
Google, Inc., Class A†	589	298,258
Wireless Equipment — 0.6%
Crown Castle International Corp.†	11,725	478,263
QUALCOMM, Inc.	4,012	227,841
		706,104
Total Common Stock (cost $28,025,997)		35,201,689
PREFERRED STOCK — 0.5%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	52	43,680
Wachovia Capital Trust IX 6.38%	2,050	51,209
		94,889
Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%*	52	48,870
Goldman Sachs Group, Inc. 6.13%	3,400	84,796
HSBC Holdings PLC 8.00%	900	24,471
		158,137
Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(1)	2,682	69,947
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.87%	120	12,060
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,800	45,756
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%†	900	2,655
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	5,600	126,000
Telecom Services — 0.0%
Qwest Corp. 7.38%	750	19,260
Total Preferred Stock (cost $529,764)		528,704
ASSET BACKED SECURITIES — 13.0%
Diversified Financial Services — 13.0%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*	$100,000	101,500
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	95,000	96,538
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	340,000	352,612
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	70,000	73,018
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	75,000	79,544
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	175,000	188,274
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	305,000	321,990
Banc of America Commercial Mtg., Inc., VRS Series 2006-2, Class A4 5.73% due 05/10/45(4)	260,000	287,736
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.87% due 02/25/36(5)	362,737	264,653
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(4)	200,000	215,270

3

Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(4)	305,000	330,757
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(5)	227,859	155,735
Citigroup Mtg. Loan Trust, Inc. VRS Series 2008-AR4, Class 1A1B 5.25% due 11/25/38*(5)	300,000	209,646
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.75% due 06/10/46(4)	700,000	775,422
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(4)	125,000	122,535
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.36% due 09/25/35(5)	250,168	135,239
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	203,031	177,877
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(5)	61,701	60,477
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/39(4)	245,000	264,222
CW Capital Cobalt, Ltd., Series 2006-C1, Class A4 5.22% due 08/15/48(4)	245,000	259,574
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	241,649	241,032
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.37% due 05/25/35(5)	287,201	227,038
GS Mtg. Securities Corp. II, VRS 2010-C2, Class A2 5.16% due 12/10/43*(4)	240,000	252,787
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	600,000	648,982
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	550,000	597,717
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(4)	150,000	147,086
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(4)	180,000	179,098
GSR Mtg. Loan Trust, VRS Series 2006-AR2, Class 3A1 2.67% due 04/25/36(5)	24,498	16,934
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.80% due 01/25/36(5)	148,701	121,591
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 2.86% due 04/25/35(5)	113,661	90,160
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 5.30% due 03/25/37(5)	83,786	59,150
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	182,865
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.73% due 06/25/35(5)	179,534	135,363
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2010-RR1, Class WBB 5.74% due 05/20/17*(4)	1,000,000	1,047,315
JP Morgan Chase Commercial Mtg. Securities Corp.,VRS Series 2007-CB20, Class A4 5.79% due 02/12/51(4)	240,000	260,527
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	2,209	2,209
LB-UBS Commercial Mtg. Trust, VRS Series2008-C1, Class A2 6.15% due 04/15/41(4)	290,000	322,954
Merrill Lynch Mtg. Investors, Inc., FRS Series 2007-MLN1, Class A2A 0.30% due 03/25/37	101,207	71,539
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A2, Class A2 2.62% due 02/25/35(5)	79,687	75,389
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.79% due 12/25/34(5)	150,932	144,193
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	650,000	700,057
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class AM 5.11% due 07/12/38(4)	245,000	254,010
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.97% due 08/12/49(4)	250,000	237,934
Morgan Stanley ABS Capital I, FRS Series 2006-HE5, Class A2C 0.33% due 08/25/36	325,000	166,920
Morgan Stanley ABS Capital I, FRS Series 2007-NC1, Class A2C 0.33% due 11/25/36	300,000	99,708
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(4)	190,000	205,619
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 4.99% due 11/12/49(4)	195,000	212,109
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	150,216	130,040
MortgageIT Trust, FRS Series 2005-4, Class A1 0.47% due 10/25/35(5)	407,016	312,462
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	180,000	188,214
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(4)	290,000	300,980
Option One Mtg. Loan Trust, FRS Series 2006-3, Class 2A2 0.29% due 02/25/37	79,164	43,942

4

Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.37% due 04/25/36	140,863	110,311
Residential Asset Mtg. Products, Inc., FRS Series 2006-RS1, Class AI2 0.42% due 01/25/36	268,669	190,028
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	135,000	135,822
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,599
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR3, Class A2A 0.26% due 04/25/37	356,890	144,761
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR5, Class A2A 0.32% due 05/25/37	214,697	140,169
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 4.80% due 02/20/47(5)	252,105	206,729
Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	175,965	178,274
Sierra Receivables Funding Co. LLC, Series 2009-2A 4.52% due 08/20/26*	26,287	26,295
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	195,023	197,405
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.74% due 01/25/35(5)	417,160	383,264
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.74% due 03/25/35(5)	313,169	275,778
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 5.36% due 10/25/36(5)	158,969	126,827
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class XA 1.19% due 02/15/44*(4)(19)	996,776	58,265
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(4)	225,000	230,640
Total Asset Backed Securities (cost $14,333,773)		14,578,710
U.S. CORPORATE BONDS & NOTES — 21.4%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	185,000	204,887
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	50,000	59,125
		264,012
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	10,000	10,350
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	20,950
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	19,000	19,497
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	12,000	12,630
		53,077
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	25,000	26,188
Airlines — 0.2%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	32,015	33,734
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	68,113	68,283
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/21	80,913	87,184
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	12,000	12,795
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 10/22/24	25,000	24,125
		226,121
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	110,000	124,700
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	25,000	26,750
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	15,000	15,787
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	30,000	31,575
		47,362
Banks-Commercial — 0.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	38,000	39,652
BB&T Corp. Senior Notes 2.05% due 04/28/14	15,000	15,167
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	21,000	19,723

5

CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	45,000	45,056
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	11,811	11,781
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	111,000	119,776
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	25,000	26,598
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	11,385
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	279,111
Regions Bank Sub. Notes 7.50% due 05/15/18	15,000	15,686
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	30,000	31,059
Zions Bancorp Senior Notes 7.75% due 09/23/14	24,000	26,315
		641,309
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Limited Guar. Notes 1.25% due 06/01/77	82,000	66,388
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.80% due 03/01/27	37,000	30,599
Comerica Bank Sub. Notes 5.20% due 08/22/17	15,000	16,022
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	85,000	86,806
		133,427
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	40,000	43,800
Banks-Super Regional — 0.9%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	205,000	197,872
BAC Capital Trust XIII FRS Limited Guar. Notes 0.65% due 03/15/12(6)	82,000	56,042
BAC Capital Trust XV FRS Limited Guar. Notes 1.05% due 06/01/56	20,000	13,900
Bank of America NA Sub. Notes 5.30% due 03/15/17	29,000	29,892
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	25,000	27,580
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	17,000	17,148
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	15,000	16,912
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	16,000	17,711
KeyCorp Senior Notes 5.10% due 03/24/21	12,000	12,222
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(6)	33,000	28,710
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	120,000	121,164
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	15,000	16,656
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	4,000	3,940
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 08/29/11(6)	25,000	22,875
Wachovia Corp. FRS Senior Notes 0.52% due 06/15/17	25,000	23,390
Wachovia Corp. Senior Notes 5.75% due 02/01/18	335,000	370,439
Wells Fargo & Co. FRS Senior Notes 0.47% due 10/28/15	28,000	27,062
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 06/15/18(6)	20,000	21,600
		1,025,115
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	10,000	10,925
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	40,000	43,500
		54,425
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	125,000	132,246
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	100,000	125,805
		258,051
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	25,000	23,937
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	160,000	168,351

6

Liberty Media LLC Senior Notes 8.25% due 02/01/30	35,000	33,775
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	11,000	11,578
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	160,000	181,598
		419,239
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	20,000	20,100
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	30,000	30,818
Masco Corp. Bonds 6.50% due 08/15/32	25,000	22,410
		53,228
Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	25,000	21,500
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	15,000	14,869
		36,369
Cable/Satellite TV — 0.8%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	200,000	224,008
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	144,889
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	75,000	85,901
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,088
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	90,000	97,425
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	25,000	28,188
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	95,000	98,060
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	16,000	16,400
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	10,000	10,975
TCI Communications, Inc. Senior Bonds 7.13% due 02/15/28	15,000	17,352
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	100,000	112,455
		851,741
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(7)	25,000	27,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	25,000	24,875
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	11,037
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	12,000	13,710
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
1st. Mtg. Notes
7.75% due 08/15/20	15,000	16,294
		93,041
Cellular Telecom — 0.4%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	120,000	132,268
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	160,000	207,770
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	35,000	37,100
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	20,000	19,600
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	10,000	9,987
		406,725
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	5,000	5,275
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	95,000	92,716
E.I. du Pont de Nemours & Co. FRS Senior Notes 0.67% due 03/25/14	15,000	15,095
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	5,000	4,869
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	22,000	21,388

7

PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	9,000	8,808
		148,151
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	20,000	20,800
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	94,000	99,713
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	38,000	43,745
Lubrizol Corp. Company Guar. Bonds 6.50% due 10/01/34	15,000	17,199
Nalco Co. Senior Notes 6.63% due 01/15/19*	20,000	20,500
		181,157
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	5,000	5,019
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,900
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	10,000	10,900
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	15,000	15,918
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	18,000	18,630
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	56,000	60,200
		121,567
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	30,000	30,000
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	17,000	18,553
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	15,787
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	40,000	46,168
		80,508
Consumer Products-Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	25,000	22,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	10,000	9,875
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	15,000	14,791
		47,166
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	55,000	58,369
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	15,000	16,350
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	50,000	53,563
Owens-Brockway Glass Container, Inc.
Company Guar. Notes
7.38% due 05/15/16	55,000	59,812
		188,094
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,600
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	10,000	10,750
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	15,000	15,075
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/16	12,000	11,937
Fiserv, Inc. Company Guar. Notes 4.75% due 06/15/21	17,000	16,909
		43,921
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	25,000	25,250
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	20,000	20,350
Diversified Banking Institutions — 2.6%
Bank of America Corp. FRS Senior Notes 1.69% due 01/30/14	15,000	15,035

8

Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	84,016
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	101,000	103,036
Bank of America Corp. Senior Notes 5.63% due 10/14/16	50,000	53,513
Bank of America Corp. Senior Notes 5.65% due 05/01/18	35,000	36,902
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	45,000	47,322
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	135,000	141,474
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	140,000	146,746
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	19,000	18,839
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	17,000	18,616
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	96,105
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	175,000	190,323
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	140,000	141,520
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	125,000	127,284
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	160,000	169,382
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	24,000	25,869
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	122,532
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	95,000	95,776
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	12,000	12,000
JPMorgan Chase & Co. FRS Sub. Notes 1.48% due 09/01/15	42,000	42,000
JPMorgan Chase & Co. Senior Notes 3.15% due 07/05/16	17,000	17,104
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	70,000	71,304
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	200,000	195,667
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	145,000	156,694
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	34,000	37,994
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(6)	20,000	21,482
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	200,000	201,515
JPMorgan Chase Capital XXIII FRS
Limited Guar. Bonds
1.26% due 05/15/77	10,000	7,907
Morgan Stanley Sub. Notes 4.75% due 04/01/14	165,000	171,994
Morgan Stanley Senior Notes 5.55% due 04/27/17	38,000	40,282
Morgan Stanley Senior Notes 5.63% due 09/23/19	14,000	14,366
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	263,172
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	9,000	9,664
		2,897,435
Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	145,000	153,484
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	25,000	24,713
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	125,000	130,068
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	90,000	98,435
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	43,497
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	145,000	152,460
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	68,000	70,531
		673,188
Diversified Manufacturing Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	197,000	198,535
Danaher Corp. Senior Notes 3.90% due 06/23/21	13,000	12,949
General Electric Co. Senior Notes 5.25% due 12/06/17	17,000	18,833

9

Harsco Corp. Senior Notes 2.70% due 10/15/15	33,000	33,108
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	15,000	14,978
		278,403
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	15,000	16,350
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	22,450
		38,800
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	15,000	14,476
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	20,000	21,200
AES Corp. Senior Notes 8.00% due 06/01/20	65,000	69,225
		90,425
Electric-Integrated — 0.9%
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	74,317
Cleco Power LLC Senior Notes 6.00% due 12/01/40	16,000	16,519
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	24,000	24,022
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	110,000	123,312
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	48,000	52,848
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	12,000	11,900
Edison International Senior Notes 3.75% due 09/15/17	85,000	85,384
Entergy Corp. Senior Notes 3.63% due 09/15/15	125,000	126,981
Entergy Corp. Senior Notes 5.13% due 09/15/20	28,000	27,729
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	6,000	6,063
Exelon Corp. Senior Notes 5.63% due 06/15/35	15,000	14,255
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	12,000	11,392
Georgia Power Co. Senior Notes 3.00% due 04/15/16	10,000	10,239
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	9,000	9,029
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	10,000	11,085
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	22,358	24,035
Nevada Power Co. Bonds 5.45% due 05/15/41	13,000	12,925
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	14,000	13,714
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	25,000	29,805
Progress Energy, Inc. Senior Notes 4.40% due 01/15/21	240,000	242,643
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21*	22,000	22,064
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	50,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	12,000	13,994
		964,255
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	145,000	161,943
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	21,000	20,580
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	19,000	22,362
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	19,000	18,810
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	20,000	20,900
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	34,000	33,884
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	34,000	33,958

10

General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	25,000	25,062
		92,904
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	29,000	30,734
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.63% due 08/01/33	75,000	62,982
SLM Corp. Senior Notes 6.25% due 01/25/16	96,000	99,600
SLM Corp. Senior Notes 8.00% due 03/25/20	35,000	37,583
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	16,464
		216,629
Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/01/66	9,000	9,203
Finance-Investment Banker/Broker — 0.5%
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	37,000	37,075
Lazard Group LLC Senior Notes 6.85% due 06/15/17	255,000	281,224
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(6)(8)(9)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(9)	19,000	4,964
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(9)	21,000	11
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(9)	26,000	13
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	26,000	27,258
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	100,000	100,389
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	141,905
		592,841
Finance-Other Services — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.25% due 01/10/14*	16,000	16,159
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	70,000	71,414
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	60,000	66,020
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	20,000	20,900
		174,493
Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	75,000	56,625
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	25,000	25,250
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	30,000	34,800
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	73,000	76,643
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	51,000	56,649
		133,292
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	20,000	22,592
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	35,000	35,000
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	97,252
Southern Union Co. Senior Notes 7.60% due 02/01/24	18,000	20,971
		118,223
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	5,075
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	26,125
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	100,000	0

11

GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	10,400
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,950
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	30,000	30,600
		88,075
Insurance Brokers — 0.0%
AON Corp. Senior Notes 3.13% due 05/27/16	29,000	28,906
Insurance-Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	22,313
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	28,000	28,772
Protective Life Corp. Senior Notes 8.45% due 10/15/39	54,000	59,506
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	202,000	200,220
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	29,000	28,806
Prudential Financial, Inc. Notes 4.75% due 09/17/15	20,000	21,517
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	73,709
		434,843
Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	14,000	14,163
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	80,000	84,226
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	35,000	37,712
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	175,000	217,121
		353,222
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/21*	86,000	81,435
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	20,000	21,222
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	140,000	129,359
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	110,000	152,398
		384,414
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	210,000	271,028
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/67	260,000	249,925
Markel Corp. Senior Notes 5.35% due 06/01/21	15,000	14,708
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	185,000	197,748
		733,409
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 5.00% due 06/01/21	16,000	15,829
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	10,000	10,001
Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	40,000	44,000
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,775
		65,775
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. FRS Company Guar. Notes 1.10% due 03/24/14	23,000	23,195
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	26,000	26,614
		49,809
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	21,000	25,144
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,625
Johnson & Johnson Senior Notes 4.85% due 05/15/41	30,000	29,038
Johnson & Johnson Notes 5.55% due 08/15/17	25,000	28,991
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(7)	25,000	25,750
		131,548

12

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.30% due 06/15/16	11,000	10,905
Amgen, Inc. Senior Notes 5.65% due 06/15/42	21,000	21,034
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	15,000	15,880
Life Technologies Corp. Senior Notes 3.50% due 01/15/16	100,000	102,278
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	92,000	97,511
		247,608
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	19,000	19,441
Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	10,000	10,738
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	108,000	119,340
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	25,000	24,687
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	3,000	2,970
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	45,000	49,669
		207,404
Metal-Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	12,000	11,726
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	45,000	47,672
		59,398
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	25,000	27,312
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	25,000	25,563
Multimedia — 0.9%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	150,000	163,478
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	25,000	25,040
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	135,000	141,738
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	21,000	20,781
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	30,000	30,638
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	41,000	45,879
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	255,000	323,735
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	21,000	21,362
Viacom, Inc. Senior Notes 6.13% due 10/05/17	190,000	218,137
		990,788
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	15,000	15,825
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	122,000	122,522
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	12,000	11,715
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	12,000	12,598
		146,835
Office Automation & Equipment — 0.3%
Xerox Corp. Senior Notes 4.25% due 02/15/15	200,000	212,947
Xerox Corp. Senior Notes 4.50% due 05/15/21	18,000	17,805
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	70,402
		301,154
Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.80% due 03/15/38	14,000	15,032
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	10,000	10,000
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	35,000	39,396
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	87,000	88,174

13

Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	55,000	64,241
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	15,000	15,450
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	10,000	10,075
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	40,000	42,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	15,000	15,844
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	15,000	15,056
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	15,000	16,275
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	19,000	17,385
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,900
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	55,000	58,071
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	10,000	10,550
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	10,000	9,825
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,937
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	10,000	10,125
Union Pacific Resources Group, Inc. Senior Bonds 7.15% due 05/15/28	36,000	40,353
		494,657
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	30,000	30,948
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	21,000	20,802
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	10,000	10,050
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	25,000	25,625
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	15,000	15,287
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	70,000	73,798
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	10,000	10,050
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	30,000	33,546
		158,306
Pharmacy Services — 0.2%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	86,000	86,530
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	90,000	101,351
		187,881
Pipelines — 0.6%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	35,000	35,248
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	20,000	20,600
El Paso Corp. Senior Notes 6.88% due 06/15/14	10,000	11,174
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	96,167
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	41,000	43,460
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	42,000	40,703
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	16,000	15,891
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	10,000	9,950
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	30,000	31,649
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	91,000	93,152
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	46,000	47,840
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	190,000	199,803
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	18,000	19,674

14

Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	21,000	23,786
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	13,000	12,837
		701,934
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	30,000	30,825
Real Estate Investment Trusts — 1.4%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	15,000	15,118
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	15,000	15,207
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	12,000	12,864
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	77,495
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	114,695
Duke Realty LP Senior Notes 6.75% due 03/15/20	55,000	61,598
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	40,000	43,700
ERP Operating LP Senior Notes 5.38% due 08/01/16	120,000	131,668
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	76,269
HCP, Inc. Senior Notes 5.38% due 02/01/21	21,000	21,660
HCP, Inc. Senior Notes 6.00% due 01/30/17	105,000	115,620
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	124,520
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	35,000	35,700
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	45,000	46,463
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	20,000	20,050
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	8,000	7,865
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	180,000	197,117
National Retail Properties, Inc. Senior Notes 5.50% due 07/15/21	10,000	9,784
Realty Income Corp. Senior Notes 5.88% due 03/15/35	20,000	18,891
Realty Income Corp. Senior Notes 6.75% due 08/15/19	110,000	125,761
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,000
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	175,000	186,135
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	86,000	83,949
		1,547,129
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	145,000	158,382
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	20,000	19,910
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	148,422
		168,332
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	25,000	3
Rental Auto/Equipment — 0.0%
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	20,000	19,900
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	10,000	10,125
		30,025
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	35,000	37,494
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	21,050
		58,544
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	200,000	190,537
Retail-Discount — 0.1%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	16,912

15

Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	30,000	30,951
		47,863
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,757
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	69,000	76,224
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	152,772	171,829
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/10/33*	14,857	15,383
		284,193
Retail-Jewelry — 0.0%
Claire’s Escrow Corp. Sec. Notes 8.88% due 03/15/19*	10,000	9,350
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	30,000	31,800
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	80,000	89,805
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	25,000	27,668
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,634
		123,107
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	5,350
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	17,000	17,765
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	5,000	5,088
Schools — 0.0%
Massachusetts Institute of Technology Notes 5.60% due 07/01/2111	15,000	15,160
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	15,000	14,400
Semiconductor Equipment — 0.0%
Applied Materials, Inc. Senior Notes 2.65% due 06/15/16	16,000	16,061
Applied Materials, Inc. Senior Notes 5.85% due 06/15/41	15,000	15,214
		31,275
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	5,000	5,125
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	15,000	15,525
		20,650
Special Purpose Entities — 0.5%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	180,000	185,404
FUEL Trust Sec. Notes
3.98% due 12/15/22*	19,000	18,846
FUEL Trust Sec. Notes 4.21% due 10/15/22*	393,000	394,498
GTP Acquisition Partners I LLC Sec. Notes 4.35% due 06/15/41*(2)	2,000	2,000
		600,748
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Senior Notes 6.63% due 04/20/20	9,000	9,855
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	20,000	21,250
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	10,300
Telecom Services — 0.5%
BellSouth Telecommunications Inc Senior Notes 6.38% due 06/01/28	23,000	24,645
Embarq Corp. Senior Notes 7.08% due 06/01/16	29,000	32,237
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	220,000	231,446
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	249,951
		538,279
Telephone-Integrated — 0.6%
AT&T Inc. Senior Notes 4.45% due 05/15/21	85,000	86,502
AT&T, Inc. Senior Notes 5.35% due 09/01/40	14,000	13,270
AT&T, Inc. Senior Notes 6.30% due 01/15/38	115,000	121,782

16

CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	27,000	26,691
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	15,000	14,162
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	22,000	21,161
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	14,175
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	44,000	45,100
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	25,000	27,156
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	31,000	33,713
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	30,000	32,213
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	32,625
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	15,000	15,450
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	26,000	28,145
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	30,000	30,488
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	28,000	32,525
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	40,000	42,450
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	35,000	37,100
		654,708
Television — 0.2%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	160,000	187,326
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	60,000	76,486
		263,812
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	40,000	39,973
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	40,000	52,158
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	210,259
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	115,000	124,767
		427,157
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	16,000	16,593
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	23,887	20,542
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A
8.71% due 07/02/21	20,902	20,484
		41,026
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	21,000	20,634
CSX Corp. Senior Notes 5.50% due 04/15/41	15,000	14,636
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	15,000	14,780
		50,050
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	11,000	11,326
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	12,000	12,296
		23,622
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,331
Web Portals/ISP — 0.0%
Google, Inc.
Senior Notes
2.13% due 05/19/16	2,000	2,005
Google, Inc.
Senior Notes
3.63% due 05/19/21	9,000	8,902
		10,907
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	26,000	25,988
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,935	2,152
		28,140
Total U.S. CORPORATE BONDS & NOTES (cost $22,857,772)		24,029,395

17

FOREIGN CORPORATE BONDS & NOTES — 3.7%
Banks-Commercial — 0.8%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(6)	36,000	33,480
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	120,000	127,055
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(6)	17,000	15,598
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41	14,000	13,876
Dresdner Bank AG/New York NY Sub. Notes 7.25% due 09/15/15	20,000	21,126
Groupe BPCE FRS Jr. Sub Notes 3.35% due 09/30/11(6)	55,000	37,628
HSBC Bank PLC Senior Notes 3.10% due 05/24/16*	195,000	193,711
Nordea Bank AB Sub. Notes 4.88% due 05/13/21*	200,000	195,354
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(6)	16,000	17,120
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	200,000	202,173
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	17,000	16,791
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(6)	80,000	49,600
		923,512
Banks-Money Center — 0.1%
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14	16,000	16,223
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	115,000	126,362
		142,585
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	175,000	182,710
Brewery — 0.2%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	225,000	258,187
Broadcast Services/Program — 0.2%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	155,000	163,137
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	35,000	36,837
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	20,000	0
Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21	145,000	145,853
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	11,200
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	39,375
		50,575
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	28,000	32,286
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17	8,000	8,005
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/22	13,000	13,034
Teck Resources, Ltd. Company Guar. Notes 6.25% due 07/15/41	9,000	9,087
		62,412
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	79,312
Finance-Other Services — 0.0%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	25,000	24,688
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 3.70% due 07/15/14(6)	43,000	30,033
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(6)	23,000	21,908
XL Capital PLC Senior Notes 5.25% due 09/15/14	35,000	37,500
XL Capital PLC Senior Notes 6.38% due 11/15/24	23,000	23,746
		113,187
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	18,000	19,105
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	10,088

18

Medical-Drugs — 0.0%
Sanofi-Aventis SA Senior Notes 4.00% due 03/29/21		15,000	15,002
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.75% due 03/21/14		18,000	18,070
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32		120,000	129,300
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15		90,000	97,357
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18		15,000	16,608
			113,965
Oil Companies-Exploration & Production — 0.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*		15,000	15,488
Nexen, Inc. Senior Notes 7.50% due 07/30/39		27,000	30,201
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14†(8)(20)		10,000	4,100
			49,789
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15		224,000	229,980
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15		30,000	31,595
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25		59,000	72,511
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/16		28,000	28,437
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	200,000		205,076
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41		28,000	29,733
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*		20,000	20,293
			617,625
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*		25,000	24,313
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67		24,000	24,126
Special Purpose Entities — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20		14,000	13,785
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*		100,000	93,500
			107,285
Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15		125,000	127,815
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28		17,000	19,381
Telephone-Integrated — 0.6%
British Telecom PLC Senior Notes 5.15% due 01/15/13		175,000	185,538
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		110,000	145,177
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		74,000	76,932
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13		155,000	156,603
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16		40,000	40,461
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21		13,000	13,197
			617,908
Television — 0.1%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18		50,000	55,812
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17		20,000	20,600
Total Foreign Corporate Bonds & Notes (cost $4,054,531)			4,153,179
FOREIGN GOVERNMENT AGENCIES — 1.3%
Sovereign — 1.3%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,490,000	943,374
Republic of Argentina Senior Bonds 8.28% due 12/31/33(10)		26,346	23,250
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		100,000	110,209
Republic of the Philippines Senior Bonds 6.38% due 10/23/34		100,000	109,250

19

Republic of Turkey Senior Bonds 11.88% due 01/15/30	78,000	132,600
Russian Federation Senior Bonds 7.50% due 03/31/30(1)	77,850	91,766
United Mexican States Senior Notes 5.95% due 03/19/19	50,000	57,375
United Mexican States Senior Notes 6.05% due 01/11/40	37,000	39,368
Total Foreign Government Agencies (cost $1,372,507)		1,507,192
LOANS(11)(12) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. FRS BTL-B 2.94% due 12/16/13 (cost $75,813)	75,813	75,865
MUNICIPAL BONDS & NOTES — 0.7%
Municipal Bonds — 0.7%
California State General Obligation Bonds 6.20% due 10/01/19	100,000	109,751
California State General Obligation Bonds 7.55% due 04/01/39	140,000	160,210
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	115,000	138,810
State of Illinois General Obligation Bonds 5.67% due 03/01/18	220,000	228,210
State of Illinois General Obligation Bonds 5.88% due 03/01/19	175,000	179,877
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30	10,000	10,242
Total Municipal Bonds & Notes (cost $768,754)		827,100
U.S. GOVERNMENT AGENCIES — 32.8%
Federal Home Loan Mtg. Corp. — 4.3%
4.00% due July TBA	2,500,000	2,497,655
4.50% due 01/01/39	42,601	44,152
5.00% due 07/01/20	27,810	30,053
5.00% due 12/01/20	41,461	44,804
5.00% due 05/01/21	473,371	511,541
5.00% due 07/01/21	154,504	166,963
5.00% due 05/01/34	192,871	206,287
5.00% due 07/01/35	35,186	37,539
5.00% due 08/01/35	191,266	204,056
5.00% due 11/01/35	181,324	193,448
5.00% due 03/01/38	90,843	96,633
5.50% due 05/01/37	86,994	94,501
5.50% due 06/01/37	33,082	35,957
5.50% due 10/01/37	16,716	18,098
5.50% due 11/01/37	157,375	170,389
5.50% due 07/01/38	55,065	59,618
6.00% due 09/01/26	111,179	122,116
6.00% due 08/01/36	54,593	60,192
6.50% due 05/01/16	1,606	1,649
6.50% due 05/01/29	8,246	9,344
6.50% due 07/01/35	10,473	11,868
6.50% due 03/01/36	52,899	59,707
6.50% due 05/01/36	1,335	1,507
7.00% due 04/01/32	16,609	19,294
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(5)	28,113	28,477
Series 2586, Class NK
3.50% due 08/15/16(5)	2,894	2,900
Series 1577, Class PK
6.50% due 09/15/23(5)	46,201	49,147
Series 1226, Class Z
7.75% due 03/15/22(5)	1,930	2,114
		4,780,009
Federal National Mtg. Assoc. — 18.9%
3.50% due July TBA	5,000,000	4,781,250
4.00% due July TBA	4,400,000	4,400,000
4.50% due 01/01/39	67,595	70,118
4.50% due 08/01/40	183,046	189,651
4.56% due 01/01/15	746,517	800,477
4.85% due 11/01/15	778,219	848,090
5.00% due 03/01/18	81,604	88,210
5.00% due 06/01/19	17,896	19,364
5.00% due 05/01/35	2,150	2,296
5.00% due 07/01/37	27,726	29,516
5.50% due 03/01/18	61,690	67,113
5.50% due 10/01/21	61,106	66,325
5.50% due 06/01/22	30,703	33,299
5.50% due 05/01/34	51,208	55,763
5.50% due 06/01/34	54,627	59,451
5.50% due 09/01/35	2,929,589	3,187,404
5.50% due 12/01/35	156,257	169,911
5.50% due 08/01/36	13,910	15,084
5.50% due 12/01/36	339	368
5.50% due 07/01/38	97,019	105,011
5.50% due July TBA	1,000,000	1,081,250
5.90% due 10/01/11	38,672	38,653
6.00% due 06/01/17	24,977	27,341
6.00% due 06/01/26	99,056	108,616
6.00% due 04/01/27	547,197	601,525
6.00% due 12/01/33	122,859	136,285
6.00% due 05/01/34	71,253	78,728
6.00% due 12/01/99	2,700,000	2,965,783
6.06% due 09/01/11	79,267	79,225
6.50% due 06/01/13	28,472	29,631
6.50% due 09/01/32	97,980	111,505
6.50% due 06/01/35	397,144	451,219
6.50% due 02/01/36	84,449	96,105
6.50% due 10/01/37	35,960	40,744
6.50% due July TBA	200,000	226,438
7.00% due 06/01/37	135,401	155,835
		21,217,584
Government National Mtg. Assoc. — 9.6%
4.00% due July TBA	5,000,000	5,092,970
4.50% due July TBA	3,000,000	3,165,936
5.00% due 08/15/39	2,033,297	2,210,363
5.50% due 05/15/36	31,560	34,963
6.00% due 09/15/32	36,980	41,402
6.00% due 12/15/33	145,951	163,405
7.00% due 11/15/31	30,260	34,909
7.00% due 07/15/33	29,116	33,769
7.50% due 01/15/32	20,418	24,035
8.00% due 11/15/31	6,819	7,178
8.50% due 11/15/17	1,694	1,920
9.00% due 11/15/21	581	691

20

Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(5)	23,838	27,165
Series 2005-74, Class HA
7.50% due 09/16/35(5)	513	584
		10,839,290
Total U.S. Government Agencies (cost $36,093,888)		36,836,883
U.S. GOVERNMENT TREASURIES — 7.4%
United States Treasury Bonds — 2.5%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(14)	37,452	40,756
4.25% due 11/15/40	53,000	51,807
4.38% due 02/15/38	700,000	704,593
4.38% due 11/15/39	1,626,000	1,626,763
4.38% due 05/15/41	25,000	24,961
4.50% due 02/15/36(13)	205,000	211,855
4.63% due 02/15/40	15,000	15,640
4.75% due 02/15/41	32,000	34,015
5.25% due 11/15/28	20,000	23,081
6.63% due 02/15/27(13)	60,000	79,378
		2,812,849
United States Treasury Notes — 4.9%
United States Treasury Notes
1.38% due 11/30/15	3,000	2,985
1.75% due 04/15/13	3,175,000	3,249,676
2.38% due 05/31/18	56,000	55,703
2.63% due 08/15/20	243,000	235,217
3.13% due 05/15/21	75,000	74,789
3.63% due 02/15/20	525,000	555,393
4.75% due 08/15/17	1,150,000	1,322,679
		5,496,442
Total U.S. Government Treasuries (cost $8,467,983)		8,309,291
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(2)(3)	80	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(2)(3)	5	875
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(2)(3)	5	1,375
		2,250
Total Warrants (cost $82)		2,250
Total Long-Term Investment Securities (cost $116,580,864)		126,050,258

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/11 (cost $400,000)	$400,000	400,000
REPURCHASE AGREEMENTS — 8.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $953,000 and collateralized by $975,000 of United States Treasury Bills 0.02%, due 08/11/11 and having an approximate value of $974,978	953,000	953,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $543,000 and collateralized by $555,000 of United States Treasury Bills 0.01%, due 07/21/11 and having an approximate value of $554,997	543,000	543,000
Bank of America Securities LLC Joint Repurchase Agreement(15)	605,000	605,000
Barclays Capital PLC Joint Repurchase Agreement(15)	1,315,000	1,315,000
BNP Paribas SA Joint Repurchase Agreement(15)	1,315,000	1,315,000
Deutsche Bank AG Joint Repurchase Agreement(15)	1,420,000	1,420,000
Royal Bank of Scotland Joint Repurchase Agreement(15)	1,315,000	1,315,000
UBS Securities LLC Joint Repurchase Agreement(15)	1,645,000	1,645,000
Total Repurchase Agreements (cost $9,111,000)		9,111,000
TOTAL INVESTMENTS (cost $126,091,864)(17)	120.6%	135,561,258
Liabilities in excess of other assets	(20.6)	(23,189,509)
NET ASSETS	100.0%	$112,371,749

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $8,452,054 representing 7.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2011.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $2,253 representing 0.0% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Income may be received in cash or additional shares at the discretion of the issuer.
(8)	Bond in default

21

(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	A portion of the interest was paid in additional bonds/loans.
(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	Principal amount of security is adjusted for inflation.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated
(17)	See Note 4 for cost of investments on a tax basis.
(18)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $2,877,096 representing 2.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(19)	Interest Only
(20)	Subsequent to June 30, 2011, the company has filed for bankruptcy protection in the country of issuance.
ADR	— American Depository Receipt
BTL	— Bank Term Loans
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
4	Short	Australian 10 YR Bonds	September 2011	$454,834	$455,006	$(172)
7	Short	Canadian 10 YR Bonds	September 2011	902,070	899,922	2,148
16	Long	Euro-Bobl	September 2011	2,714,275	2,704,935	(9,340)
10	Long	Long Gilt	September 2011	1,937,311	1,928,349	(8,963)
23	Short	U.S. Treasury 2YR Notes	September 2011	5,051,266	5,044,906	6,359
1	Short	U.S. Treasury 5YR Notes	September 2011	120,203	119,195	1,008
39	Short	U.S. Treasury 10YR Notes	September 2011	4,752,302	4,770,797	(18,495)
27	Short	U.S. Long Bonds	September 2011	3,358,265	3,321,844	36,421
						$8,966

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	319,253	AUD	305,000	09/21/11	$4,681	$—
BNP Paribas SA	BRL	1,423,000	USD	860,183	09/02/11	—	(39,667)
	GBP	289,000	USD	467,155	09/21/11	3,765	—
	USD	457,485	EUR	323,000	09/21/11	9,884	—
						13,649	(39,667)
Citibank N.A.	GBP	197,000	USD	322,266	09/21/11	6,391	—
Deutsche Bank AG	USD	325,973	SEK	2,015,000	09/21/11	—	(8,848)
Goldman Sachs International	EUR	108,000	USD	156,572	09/21/11	300	—
	USD	157,120	GBP	96,000	09/21/11	—	(3,191)
						300	(3,191)
HSBC Bank USA	NZD	1,210,000	USD	980,899	09/21/11	—	(16,348)
JPMorgan Chase Bank N.A	NZD	193,000	USD	156,282	09/21/11	—	(2,783)
	SEK	2,015,000	USD	324,111	09/21/11	6,986	—
	USD	154,778	AUD	148,000	09/21/11	2,409	—
						9,395	(2,783)
Royal Bank of Canada	USD	160,377	GBP	98,000	09/21/11	—	(3,241)
Royal Bank of Scotland PLC	EUR	215,000	USD	313,091	09/21/11	1,994	—
	USD	315,373	GBP	193,000	09/21/11	—	(5,911)
						1,994	(5,911)
UBS AG	NZD	178,000	USD	145,504	09/21/11	—	(1,198)
	USD	162,004	GBP	99,000	09/21/11	—	(3,267)
	USD	329,316	NZD	410,000	09/21/11	8,594	—
						8,594	(4,465)
Westpac Banking Corp.	NZD	177,000	USD	146,070	09/21/11	192	—
Net Unrealized Appreciation/(Depreciation)						$45,196	$(84,454)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

GBP — British Pound

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$32,324,593	$2,877,096	#	$—	$35,201,689
Preferred Stocks	528,704	—		—	528,704
Asset Backed Securities	—	14,578,710		—	14,578,710
U.S. Corporate Bonds & Notes	—	23,773,130		256,265	24,029,395
Foreign Corporate Bonds & Notes	—	4,153,179		0	4,153,179
Foreign Government Agencies	—	1,507,192		—	1,507,192
Loans	—	75,865		—	75,865
Municipal Bonds & Notes	—	827,100		—	827,100
U.S. Government Agencies	—	36,836,883		—	36,836,883
U.S. Government Treasuries	—	8,309,291		—	8,309,291
Warrants	—	—		2,250	2,250
Short-Term Investment Securities:
U.S. Government Agencies	—	400,000		—	400,000
Repurchase Agreements	—	9,111,000		—	9,111,000
Other Financial Instruments+		—
Open Futures Contracts - Appreciation	45,936	—		—	45,936
Open Forward Foreign Currency Contracts - Appreciation	—	45,196		—	45,196
Total	$32,899,233	$102,494,642		$258,515	$135,652,390
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	36,970	—		—	36,970
Open Forward Foreign Currency Contracts - Depreciation	—	84,454		—	84,454
Total	$36,970	$84,454		$—	$121,424

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $2,877,096 representing 2.6% of net assets; see Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$12,100	$446,699	$0	$1,550
Accrued discounts	—	9	—	—
Accrued premiums	—	(67)	—	—
Realized gain	—	15,096	—	—
Realized loss	—	(1,235)	—	—
Change in unrealized appreciation (1)	—	1,110	—	725
Change in unrealized depreciation (1)	(2,100)	(16,098)	—	(25)
Net purchases	—	2,000	—	—
Net sales	(10,000)	(191,249)	—	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	—
Balance as of 6/30/2011	$—	$256,265	$0	$2,250

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at June 30, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(2,453)	$—	$700

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST

MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2011

(unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCK — 16.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,584	$69,800
Aerospace/Defense — 0.0%
Boeing Co.	330	24,397
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	782	74,681
United Technologies Corp.	989	87,536
		162,217
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	92	13,034
Monsanto Co.	1,325	96,116
Mosaic Co.	292	19,777
Potash Corp. of Saskatchewan, Inc.	1,660	94,603
		223,530
Airlines — 0.0%
AMR Corp.†	3,468	18,727
Apparel Manufacturers — 0.1%
Prada SpA†	8,600	51,887
Applications Software — 0.4%
Microsoft Corp.	14,638	380,588
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,230	110,675
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	16,670	229,879
General Motors Co.†	1,190	36,129
		266,008
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,289	65,855
Banks-Commercial — 0.2%
Lloyds Banking Group PLC†(18)	56,525	44,415
Regions Financial Corp.	4,166	25,829
Standard Chartered PLC(18)	5,704	149,888
		220,132
Banks-Fiduciary — 0.1%
State Street Corp.	1,203	54,243
Banks-Super Regional — 0.4%
Capital One Financial Corp.	1,676	86,599
Fifth Third Bancorp	3,792	48,348
PNC Financial Services Group, Inc.	1,293	77,076
SunTrust Banks, Inc.	1,510	38,958
US Bancorp	1,688	43,061
Wells Fargo & Co.	1,909	53,566
		347,608
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	1,484	99,858
PepsiCo, Inc.	1,502	105,786
		205,644
Brewery — 0.1%
Anheuser-Busch InBev NV(18)	1,517	87,963
Casino Hotels — 0.1%
Boyd Gaming Corp.†	910	7,917
MGM Resorts International†	4,528	59,815
Wynn Resorts, Ltd.	534	76,650
		144,382
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	1,324	70,583
Dow Chemical Co.	1,652	59,472
E.I. du Pont de Nemours & Co.	1,042	56,320
Israel Chemicals, Ltd.(18)	4,495	71,749
LyondellBasell Industries NV, Class A	893	34,398
		292,522
Chemicals-Specialty — 0.0%
Albemarle Corp.	275	19,030
Commercial Services — 0.1%
Iron Mountain, Inc.	1,487	50,692
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	94	28,326
Computers — 1.0%
Apple, Inc.†	2,714	911,008
Dell, Inc.†	3,515	58,595
Hewlett-Packard Co.	642	23,369
		992,972
Computers-Memory Devices — 0.3%
EMC Corp.†	12,179	335,531
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	554	48,425
Procter & Gamble Co.	1,669	106,098
		154,523
Cruise Lines — 0.1%
Carnival Corp.	1,673	62,955
Royal Caribbean Cruises, Ltd.†	853	32,107
		95,062
Diversified Banking Institutions — 0.5%
Bank of America Corp.	8,330	91,297
Citigroup, Inc.	1,174	48,885
Goldman Sachs Group, Inc.	1,329	176,877
JPMorgan Chase & Co.	2,306	94,408
Morgan Stanley	1,755	40,382
		451,849
Diversified Manufacturing Operations — 0.3%
Dover Corp.	793	53,765
Eaton Corp.	1,327	68,274
General Electric Co.	3,704	69,857
Honeywell International, Inc.	1,457	86,823
Parker Hannifin Corp.	136	12,205
		290,924
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	97	19,836
E-Commerce/Services — 0.7%
eBay, Inc.†	19,680	635,074
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,319	74,194
Electric-Integrated — 0.1%
Dominion Resources, Inc.	861	41,561
NextEra Energy, Inc.	478	27,466
PG&E Corp.	680	28,580
Progress Energy, Inc.	601	28,854
		126,461
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	4,680	172,037

1

Electronic Components-Semiconductors — 0.1%
Broadcom Corp., Class A†	948	31,891
Intel Corp.	1,635	36,232
Micron Technology, Inc.†	4,261	31,872
Texas Instruments, Inc.	1,405	46,126
		146,121
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,645	88,814
Electronic Forms — 0.2%
Adobe Systems, Inc.†	5,473	172,126
Enterprise Software/Service — 0.3%
Oracle Corp.	8,471	278,781
Entertainment Software — 0.0%
Activision Blizzard, Inc.	1,332	15,558
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	11,241	184,914
Food-Misc. — 0.0%
Kellogg Co.	510	28,213
Gold Mining — 0.0%
Newmont Mining Corp.	368	19,861
Hotels/Motels — 0.2%
Gaylord Entertainment Co.†	390	11,700
Hyatt Hotels Corp., Class A†	1,064	43,432
Marriott International, Inc., Class A	1,239	43,972
Starwood Hotels & Resorts Worldwide, Inc.	1,014	56,825
		155,929
Human Resources — 0.1%
Monster Worldwide, Inc.†	6,080	89,133
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	104	401
Industrial Automated/Robotic — 0.3%
FANUC Corp.(18)	1,800	300,153
Insurance-Life/Health — 0.3%
Prudential Financial, Inc.	1,240	78,852
Prudential PLC(18)	17,113	197,767
		276,619
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,483	65,059
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	176	23,107
T. Rowe Price Group, Inc.	1,324	79,890
		102,997
Medical Products — 0.2%
Baxter International, Inc.	1,373	81,954
Johnson & Johnson	1,859	123,661
		205,615
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.†	306	17,855
Celgene Corp.†	9,918	598,254
Gilead Sciences, Inc.†	485	20,084
Human Genome Sciences, Inc.†	1,669	40,957
Vertex Pharmaceuticals, Inc.†	2,768	143,908
		821,058
Medical-Drugs — 0.3%
Abbott Laboratories	1,023	53,830
Merck & Co., Inc.	2,252	79,473
Pfizer, Inc.	6,336	130,522
		263,825
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,200	61,896
WellPoint, Inc.	895	70,499
		132,395
Medical-Hospitals — 0.0%
HCA Holdings, Inc.†	1,294	42,702
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,459	240,224
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,620	85,698
Metal-Diversified — 0.1%
Ivanhoe Mines, Ltd.†	4,365	110,435
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	196	3,940
Multimedia — 0.5%
News Corp., Class A	20,250	358,425
Time Warner, Inc.	1,449	52,700
Walt Disney Co.	1,697	66,251
		477,376
Networking Products — 0.0%
Cisco Systems, Inc.	1,031	16,094
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	800	61,408
Apache Corp.	664	81,931
Continental Resources, Inc.†	759	49,267
Devon Energy Corp.	664	52,330
EOG Resources, Inc.	569	59,489
Occidental Petroleum Corp.	759	78,966
Petrohawk Energy Corp.†	664	16,381
Range Resources Corp.	379	21,034
Southwestern Energy Co.†	2,954	126,668
		547,474
Oil Companies-Integrated — 0.4%
Chevron Corp.	1,068	109,833
Exxon Mobil Corp.	1,644	133,789
Hess Corp.	1,502	112,289
Suncor Energy, Inc.	1,857	72,609
		428,520
Oil-Field Services — 0.7%
Baker Hughes, Inc.	2,795	202,805
Halliburton Co.	3,935	200,685
Schlumberger, Ltd.	3,281	283,478
Weatherford International, Ltd.†	1,681	31,519
		718,487

2

Pharmacy Services — 0.6%
Express Scripts, Inc.†	1,671	90,201
Medco Health Solutions, Inc.†	7,799	440,799
		531,000
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	2,871	48,663
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.(18)	14,000	58,170
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	3,694	58,661
Retail-Apparel/Shoe — 0.3%
Limited Brands, Inc.	8,055	309,715
Retail-Building Products — 0.1%
Home Depot, Inc.	2,130	77,149
Retail-Discount — 0.1%
Target Corp.	1,116	52,352
Wal-Mart Stores, Inc.	609	32,362
		84,714
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,407	52,875
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA, Class A(18)	3,209	210,135
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	712	24,592
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	601	17,573
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	853	42,445
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	2,916	112,120
Software Tools — 0.1%
VMware, Inc., Class A†	729	73,068
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	595	29,542
United States Steel Corp.	1,329	61,187
		90,729
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	1,785	32,398
Telephone-Integrated — 0.2%
AT&T, Inc.	1,710	53,711
CenturyLink, Inc.	2,063	83,407
Verizon Communications, Inc.	1,684	62,696
		199,814
Tobacco — 0.1%
Altria Group, Inc.	1,837	48,515
Transport-Rail — 0.2%
Union Pacific Corp.	1,502	156,809
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,475	195,129
United Parcel Service, Inc., Class B	4,270	311,411
		506,540
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	2,375	160,431
Web Portals/ISP — 0.1%
Google, Inc., Class A†	282	142,799
Wireless Equipment — 0.3%
Crown Castle International Corp.†	4,470	182,331
QUALCOMM, Inc.	1,677	95,237
		277,568
Total Common Stock (cost $12,466,829)		15,507,694
PREFERRED STOCK — 0.3%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	28	23,520
Wachovia Capital Trust IX 6.38%	750	18,735
		42,255
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	23	21,616
Goldman Sachs Group, Inc.
6.13%	2,000	49,880
HSBC Holdings PLC 8.00%	540	14,682
		86,178
Diversified Financial Services — 0.0%
General Electric Capital Corp.
5.50%(10)	1,073	27,984
Electric-Integrated — 0.0%
Southern California Edison Co. FRS† 5.87%	60	6,030
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	27,454
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	400	1,180
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,400	54,000
Telecom Services — 0.0%
Qwest Corp. 7.38%	425	10,914
Total Preferred Stock (cost $255,367)		255,995

3

ASSET BACKED SECURITIES — 16.1%
Diversified Financial Services — 16.1%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*	$120,000	121,800
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	120,000	121,943
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	380,000	394,096
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	75,000	78,234
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	80,000	84,847
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	195,000	209,791
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	315,000	332,547
Banc of America Commercial Mtg., Inc., VRS Series 2005-2, Class A4 4.78% due 07/10/43(3)	255,743	261,309
Banc of America Commercial Mtg., Inc., VRS Series 2006-2, Class A4 5.73% due 05/10/45(3)	295,000	326,470
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.87% due 02/25/36(4)	431,079	314,515
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(3)	230,000	247,560
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(3)	375,000	406,669
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(4)	251,594	171,957
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(3)	145,000	142,141
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.36% due 09/25/35(4)	299,308	161,804
Countrywide Home Loan Mtg. Pass Through Trust, VRS Series 2004-22, Class A2 3.09% due 11/25/34(4)	121,508	101,934
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(4)	221,772	194,297
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(4)	67,131	65,799
Credit Suisse Mtg. Capital Certs.,
Series 2006-C4, Class A3
5.47% due 09/15/39(3)	280,000	301,968
CW Capital Cobalt, Ltd., Series 2006-C1, Class A4 5.22% due 08/15/48(3)	285,000	301,954
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	144,989	144,619
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.37% due 05/25/35(4)	320,024	252,986
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(3)	390,000	420,796
GS Mtg. Securities Corp. II, VRS 2010-C2, Class A2 5.16% due 12/10/43*(3)	290,000	305,451
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	600,000	648,982
GS Mtg. Securities Corp. II, VRS
Series 2006-GG6, Class A4
5.55% due 04/10/38(3)	575,000	624,886

4

GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(3)	170,000	169,148
GSR Mtg. Loan Trust, VRS Series 2006-AR2, Class 3A1 2.67% due 04/25/36(4)	29,398	20,320
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.81% due 01/25/36(4)	166,049	135,776
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 2.86% due 04/25/35(4)	119,490	94,784
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 5.30% due 03/25/37(4)	83,786	59,150
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	188,089
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.73% due 06/25/35(4)	188,083	141,808
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	209,365	209,237
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2010-RR1, Class WBB 5.74% due 05/20/17*(3)	500,000	523,657
JP Morgan Chase Commercial Mtg. Securities Corp.,VRS Series 2007-CB20, Class A4 5.79% due 02/12/51(3)	275,000	298,521
LB-UBS Commercial Mtg. Trust, VRS Series2008-C1, Class A2 6.15% due 04/15/41(3)	355,000	395,340
Leaf II Receivables Funding LLC, Series 2010-4, Class D 5.00% due 01/20/19*	100,000	91,790
Merrill Lynch Mtg. Investors, Inc., FRS Series 2007-MLN1, Class A2A 0.30% due 03/25/37	120,548	85,210
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A2, Class A2 2.62% due 02/25/35(4)	75,892	71,799
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.80% due 12/25/34(4)	160,079	152,932
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class AM 5.05% due 07/12/38(3)	285,000	295,481
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.97% due 08/12/49(3)	250,000	237,934
Morgan Stanley ABS Capital I, FRS Series 2006-HE5, Class A2C 0.33% due 08/25/36	375,000	192,600
Morgan Stanley ABS Capital I, FRS Series 2007-NC1, Class A2C 0.33% due 11/25/36	355,000	117,988
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	725,000	775,164
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(3)	240,000	261,058
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	22,361	22,349
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	110,682	111,996
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(4)	138,199	119,637
MortgageIT Trust, FRS Series 2005-4, Class A1 0.47% due 10/25/35(4)	424,428	325,829
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	205,000	214,355
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65% due 07/15/45*(3)	315,000	326,926
Option One Mtg. Loan Trust, FRS Series 2006-3, Class 2A2 0.29% due 02/25/37	95,657	53,096
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.37% due 04/25/36	80,493	63,035
Residential Asset Mtg. Products, Inc., FRS Series 2006-RS1, Class AI2 0.42% due 01/25/36	132,567	93,764
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.07% due 05/16/16	155,000	155,944
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	50,000	51,197
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR3, Class A2A 0.26% due 04/25/37	418,098	169,589
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR5, Class A2A 0.32% due 05/25/37	249,174	162,678
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 4.80% due 02/20/47(4)	278,267	228,182

5

Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	70,386	71,310
Sierra Receivables Funding Co. LLC, Series 2009-2A 4.52% due 08/20/26*	28,677	28,686
Thornburg Mtg. Securities Trust, VRS Series 2005-1, Class A3 2.36% due 04/25/45(4)	237,739	221,180
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	325,038	329,008
Wachovia Bank Commercial Mtg. Trust, VRS Series 2006-C26, Class A3 6.01% due 06/15/45(3)	150,000	166,532
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.74% due 03/25/35(4)	327,926	288,773
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.75% due 01/25/35(4)	451,924	415,203
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 5.39% due 10/25/36(4)	168,905	134,753
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class XA 1.19% due 02/15/44*(3)(19)	1,127,072	65,881
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(3)	265,000	271,642
Total Asset Backed Securities (cost $14,990,182)		15,348,686
U.S. CORPORATE BONDS & NOTES — 25.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	218,000	241,435
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	65,000	76,863
		318,298
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	5,175
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	20,950
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	14,000	14,366
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	4,210
		39,526
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	30,000	31,425
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	15,000	17,006
Airlines — 0.3%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	34,302	36,144
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	63,248	63,406
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/21	95,192	102,569
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,265
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 10/22/24	30,000	28,950
		235,334
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	130,000	147,373
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	30,000	32,100
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,263
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	35,000	36,837
		42,100
Banks-Commercial — 0.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	19,826

6

BB&T Corp. Senior Notes 2.05% due 04/28/14	10,000	10,112
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	7,000	6,574
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	45,000	45,056
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	3,205	3,197
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	94,000	101,432
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	15,000	15,959
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,554
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	279,111
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	10,457
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	20,000	20,706
Zions Bancorp Senior Notes 7.75% due 09/23/14	12,000	13,157
		530,141
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Limited Guar. Notes 1.25% due 06/01/77	34,000	27,527
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.80% due 03/01/27	19,000	15,713
Comerica Bank Sub. Notes 5.20% due 08/22/17	10,000	10,681
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	90,000	91,913
		118,307
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	45,000	49,275
Banks-Super Regional — 1.1%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	240,000	231,655
BAC Capital Trust XIII FRS Limited Guar. Notes 0.65% due 03/15/12(5)	41,000	28,021
BAC Capital Trust XV FRS Limited Guar. Notes 1.05% due 06/01/56	10,000	6,950
Bank of America NA Sub. Notes 5.30% due 03/15/17	20,000	20,615
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	55,161
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	11,000	11,096
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,148
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	11,000	12,176
KeyCorp Senior Notes
5.10% due 03/24/21	4,000	4,074
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(5)	17,000	14,790
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	140,000	141,358
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	11,104
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,970
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 09/06/11(5)	12,000	10,980
Wachovia Corp. FRS Senior Notes 0.52% due 06/15/17	15,000	14,034
Wachovia Corp. Senior Notes 5.75% due 02/01/18	390,000	431,257
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15	17,000	16,430
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(5)	10,000	10,800
		1,032,619
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,463

7

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	40,000	43,500
		48,963
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	175,000	185,145
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	175,000	220,157
		405,302
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	4,000	3,610
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	175,000	184,134
Liberty Media LLC Senior Notes 8.25% due 02/01/30	40,000	38,600
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	8,000	8,420
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	140,000	158,898
		393,662
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	10,000	10,050
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	40,000	41,090
Masco Corp. Bonds 6.50% due 08/15/32	25,000	22,410
		63,500
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	4,956
Cable/Satellite TV — 1.1%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	230,000	257,609
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	133,744
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	75,000	85,901
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	10,725
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	130,000	169,987
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	105,000	113,662
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	10,000	11,275
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	105,000	108,383
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	20,000	20,500
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	5,000	5,487
TCI Communications, Inc. Senior Bonds 7.13% due 02/15/28	10,000	11,568
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	125,000	140,569
		1,069,410
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(6)	10,000	10,850
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	10,000	9,950
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	11,037
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	6,000	6,855
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,294
		54,986
Cellular Telecom — 0.4%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	143,290

8

Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	165,000	214,263
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	35,000	37,100
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	10,000	9,800
		404,453
Chemicals-Diversified — 0.3%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	5,000	5,275
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	125,000	121,994
E.I. du Pont de Nemours & Co. FRS Senior Notes 0.67% due 03/25/14	5,000	5,032
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	100,000	111,250
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	3,000	2,921
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	15,000	14,583
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	6,000	5,872
		266,927
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	15,000	15,600
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	90,000	95,470
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	25,000	28,780
Lubrizol Corp. Company Guar. Bonds 6.50% due 10/01/34	10,000	11,466
Nalco Co. Senior Notes 6.63% due 01/15/19*	25,000	25,625
		161,341
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	6,000	6,022
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	5,000	5,013
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,900
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	25,000	27,250
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,306
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	11,000	11,385
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	65,000	69,875
		135,751
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	15,000	15,000
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	12,005
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,262
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	23,084
		40,351
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	5,000	4,937
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	10,000	9,861
		14,798
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	50,000	53,063
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	25,000	27,250

9

Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	65,000	69,631
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	3,000	2,940
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	55,000	59,812
		212,696
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,600
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,375
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	20,000	20,100
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/16	7,000	6,963
Fiserv, Inc. Company Guar. Notes 4.75% due 06/15/21	10,000	9,947
		37,010
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	10,000	10,100
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	10,175
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17	5,000	5,375
Diversified Banking Institutions — 3.3%
Bank of America Corp. FRS Senior Notes 1.69% due 01/30/14	10,000	10,023
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	102,016
Bank of America Corp. Senior Notes 5.63% due 10/14/16	25,000	26,756
Bank of America Corp. Senior Notes 7.38% due 05/15/14	95,000	106,799
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	55,000	57,839
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	108,000	113,179
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	214,878
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	12,000	11,898
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	10,000	10,951
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	100,000	110,123
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	96,105
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	75,000	81,567
Goldman Sachs Group, Inc. Senior Notes
3.63% due 02/07/16	125,000	126,357
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	140,000	142,558
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	157,000	166,206
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	12,000	12,935
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	171,544
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	106,000	106,866
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	57,916
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	8,000	8,000
JPMorgan Chase & Co. FRS Sub. Notes 1.48% due 09/01/15	21,000	21,000
JPMorgan Chase & Co. Senior Notes 3.15% due 07/05/16	12,000	12,073
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	63,000	64,174
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	125,000	122,292

10

JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	290,000	313,388
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	23,000	25,702
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(5)	10,000	10,741
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	225,000	226,705
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/77	5,000	3,954
Morgan Stanley Sub. Notes 4.75% due 04/01/14	180,000	187,630
Morgan Stanley Senior Notes 5.55% due 04/27/17	25,000	26,501
Morgan Stanley Senior Notes 5.63% due 09/23/19	110,000	112,876
Morgan Stanley Senior Notes 5.75% due 08/31/12	130,000	136,850
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	110,159
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,295
		3,112,856
Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	160,000	169,361
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	15,000	14,828
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	150,000	156,081
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	150,000	164,058
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	16,185
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	155,000	162,974
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	34,229
		717,716
Diversified Manufacturing Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	218,000	219,699
Danaher Corp. Senior Notes 3.90% due 06/23/21	9,000	8,965
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,647
Harsco Corp. Senior Notes 2.70% due 10/15/15	20,000	20,066
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	10,000	9,985
		265,362
E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes
8.50% due 07/01/16	10,000	10,900
NetFlix, Inc.
Company Guar. Notes
8.50% due 11/15/17	30,000	33,675
		44,575
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	10,000	9,650
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	20,000	21,200
AES Corp. Senior Notes 8.00% due 06/01/20	65,000	69,225
Edison Mission Energy Senior Notes 7.00% due 05/15/17	15,000	12,150
		102,575
Electric-Integrated — 1.0%
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	74,316
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	10,324
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	13,012

11

Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	120,000	134,523
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	27,525
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	7,000	6,942
Edison International Senior Notes 3.75% due 09/15/17	96,000	96,434
Entergy Corp. Senior Notes 3.63% due 09/15/15	155,000	157,456
Entergy Corp. Senior Notes 5.13% due 09/15/20	16,000	15,845
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	4,000	4,042
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	4,752
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	4,000	3,797
Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,167
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	6,000	6,019
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	20,000	22,170
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	8,943	9,614
Nevada Power Co. Bonds 5.45% due 05/15/41	4,000	3,977
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	9,000	8,816
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	15,000	17,883
Progress Energy, Inc. Senior Notes 4.40% due 01/15/21	280,000	283,084
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21*	17,000	17,050
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	30,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,665
		929,413
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	180,000	201,032
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	10,000	9,800
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,538
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	11,000	12,567
		27,905
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,123
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	11,000	10,890
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	20,000	20,900
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	19,000	18,935
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	20,000	19,975
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	10,000	10,025
		48,935
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,717
Finance-Consumer Loans — 0.3%
SLM Corp. Senior Notes 5.63% due 08/01/33	90,000	75,579
SLM Corp. Senior Notes 6.25% due 01/25/16	116,000	120,350
SLM Corp. Senior Notes 8.00% due 03/25/20	45,000	48,321

12

SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	16,464
		260,714
Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/01/66	6,000	6,135
Finance-Investment Banker/Broker — 0.7%
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	23,000	23,046
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	297,767
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(5)(7)(8)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(7)(8)	10,000	2,612
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(8)	9,000	5
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(8)	11,000	6
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	19,000	19,919
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	187,520
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	100,000	100,389
		631,265
Finance-Other Services — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.25% due 01/10/14*	25,000	25,249
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	80,000	81,616
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	70,000	77,023
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	5,225
		189,113
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	18,875
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	15,000	15,150
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	30,000	34,800
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	73,000	76,642
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	25,548
		102,190
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	11,296
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	15,000	15,000
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	97,252
Southern Union Co. Senior Notes 7.60% due 02/01/24	12,000	13,981
		111,233
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	5,075
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	10,450
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	40,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	5,200

13

NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	35,000	36,663
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	15,000	15,300
		67,613
Insurance Brokers — 0.0%
AON Corp. Senior Notes 3.13% due 05/27/16	15,000	14,951
Insurance-Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,625
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,386
Protective Life Corp. Senior Notes 8.45% due 10/15/39	24,000	26,447
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	235,000	232,929
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	19,000	18,873
Prudential Financial, Inc. Notes 4.75% due 09/17/15	14,000	15,062
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	78,974
		397,296
Insurance-Multi-line — 0.4%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	4,000	4,047
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	90,000	94,754
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	45,000	48,487
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	175,000	217,121
		364,409
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/21*	70,000	66,285
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,611
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	220,000	203,278
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	120,000	166,252
		446,426
Insurance-Property/Casualty — 0.9%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	240,000	309,747
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/67	290,000	278,763
Markel Corp. Senior Notes 5.35% due 06/01/21	10,000	9,805
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	224,470
		822,785
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes
5.00% due 06/01/21	8,000	7,915
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	5,000	5,001
Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	35,000	38,500
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	25,000	27,219
		65,719
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. FRS Company Guar. Notes 1.10% due 03/24/14	12,000	12,102
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	14,000	14,331
		26,433
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	11,973
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,625

14

Johnson & Johnson Senior Notes 4.85% due 05/15/41	10,000	9,679
Johnson & Johnson Notes 5.55% due 08/15/17	15,000	17,395
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(6)	5,000	5,150
		66,822
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.30% due 06/15/16	7,000	6,940
Amgen, Inc. Senior Notes 5.65% due 06/15/42	14,000	14,023
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	5,000	5,293
Life Technologies Corp. Senior Notes 3.50% due 01/15/16	225,000	230,126
		256,382
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	9,000	9,209
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	12,000	12,660
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	25,000	26,844
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	95,000	104,975
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	2,000	1,980
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	55,000	60,706
		207,165
Metal-Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	8,000	7,818
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	55,000	58,266
		66,084
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	10,225
Multimedia — 1.2%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	280,000	305,159
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	15,000	15,024
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	155,000	162,737
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	10,000	9,895
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	15,000	15,319
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	20,000	22,380
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	270,000	342,778
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	14,000	14,242
Viacom, Inc. Senior Notes 6.13% due 10/05/17	210,000	241,098
		1,128,632
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	10,000	10,550
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	139,000	139,595
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	4,000	3,905
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	8,000	8,399
		151,899
Office Automation & Equipment — 0.4%
Xerox Corp. Senior Notes 4.25% due 02/15/15	225,000	239,566
Xerox Corp. Senior Notes 4.50% due 05/15/21	12,000	11,870

15

Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	82,135
		333,571
Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.80% due 03/15/38	8,000	8,590
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	5,000	5,000
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	25,000	28,140
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	96,000	97,296
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	65,000	75,921
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	10,000	10,300
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	20,000	21,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	15,000	15,844
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	5,000	5,019
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	5,000	5,150
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	5,000	5,425
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,900
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	55,000	58,071
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,275
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	15,000	14,737
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,937
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	5,000	5,062
Union Pacific Resources Group, Inc. Senior Bonds 7.15% due 05/15/28	19,000	21,297
		405,374
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	10,000	10,316
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	14,000	13,868
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	10,000	10,100
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	3,000	3,090
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	5,000	5,025
		18,215
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	30,000	30,750
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	15,000	15,287
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	80,000	84,340
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	7,000	7,035
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	35,000	39,137
		176,549
Pharmacy Services — 0.2%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	100,000	100,616
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	95,000	106,982
		207,598

16

Pipelines — 0.7%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	18,000	18,128
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	10,300
El Paso Corp. Senior Notes 6.88% due 06/15/14	5,000	5,587
El Paso Corp. Senior Notes 7.00% due 06/15/17	100,000	113,137
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	41,000	43,460
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	21,000	20,352
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	11,000	10,925
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	5,000	4,975
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	20,000	21,099
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	110,000	112,601
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	37,000	38,480
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	5,000	4,963
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	225,000	236,608
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	9,000	9,837
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	13,000	14,725
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	7,000	6,912
		672,089
Printing-Commercial — 0.1%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	40,000	41,100
Real Estate Investment Trusts — 1.8%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	5,040
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	5,069
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	6,000	6,432
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	77,495
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	143,368
Duke Realty LP Senior Notes 6.75% due 03/15/20	65,000	72,797
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	60,000	65,550
ERP Operating LP Senior Notes 5.38% due 08/01/16	130,000	142,641
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	76,269
HCP, Inc. Senior Notes 5.38% due 02/01/21	15,000	15,471
HCP, Inc. Senior Notes 6.00% due 01/30/17	125,000	137,643
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	141,000	140,459
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	40,000	40,800
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	55,000	56,788
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	20,000	20,050
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	5,000	4,915
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	205,000	224,494
National Retail Properties, Inc. Senior Notes 5.50% due 07/15/21	6,000	5,870

17

Realty Income Corp. Senior Notes 5.88% due 03/15/35	15,000	14,168
Realty Income Corp. Senior Notes 6.75% due 08/15/19	130,000	148,626
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,000
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	225,000	239,317
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	100,000	97,616
		1,745,878
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	165,000	180,228
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	9,955
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	137,820
		147,775
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	10,000	1
Rental Auto/Equipment — 0.0%
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	10,000	9,950
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	35,000	37,494
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	21,050
		58,544
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	230,000	219,117
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	16,912
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	20,000	20,634
		37,546
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	126,000	139,192
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	138,884	156,208
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/10/33*	9,905	10,255
		305,655
Retail-Jewelry — 0.0%
Claire’s Escrow Corp. Sec. Notes 8.88% due 03/15/19*	5,000	4,675
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	35,000	37,100
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	95,000	106,644
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	11,067
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,634
		123,345
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	8,000	8,360
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	5,000	5,088
Schools — 0.0%
Massachusetts Institute of Technology Notes 5.60% due 07/01/2111	5,000	5,053
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	10,000	9,600

18

Semiconductor Equipment — 0.0%
Applied Materials, Inc. Senior Notes 2.65% due 06/15/16	9,000	9,035
Applied Materials, Inc. Senior Notes 5.85% due 06/15/41	8,000	8,114
		17,149
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	5,000	5,125
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	15,000	15,525
		20,650
Special Purpose Entities — 0.8%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	230,000	236,905
FUEL Trust Sec. Notes 3.98% due 12/15/22*	13,000	12,894
FUEL Trust Sec. Notes 4.21% due 10/15/22*	461,000	462,758
GTP Acquisition Partners I LLC Sec. Notes 4.35% due 06/15/41*(2)	2,000	2,000
		714,557
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Senior Notes 6.63% due 04/20/20	5,000	5,475
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,625
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,250
		15,875
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	10,300
Telecom Services — 0.6%
BellSouth Telecommunications Inc Senior Notes 6.38% due 06/01/28	12,000	12,858
Embarq Corp. Senior Notes 7.08% due 06/01/16	14,000	15,563
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	16,819
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	245,000	257,747
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	237,453
		540,440
Telephone-Integrated — 0.7%
AT&T Inc. Senior Notes 4.45% due 05/15/21	105,000	106,855
AT&T, Inc. Senior Notes 5.35% due 09/01/40	9,000	8,531
AT&T, Inc. Senior Notes 6.30% due 01/15/38	140,000	148,257
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	18,000	17,794
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	10,000	9,441
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	15,000	14,428
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	69,000	70,725
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,863
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	21,000	22,838
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	45,000	48,319
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	35,000	38,062
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	25,000	25,750
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	12,000	12,990
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	10,000	10,163
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	15,000	17,424

19

Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	45,000	47,756
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	45,000	47,700
		657,896
Television — 0.3%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	263,428
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	35,000	44,616
		308,044
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	90,000	89,938
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	45,638
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	120,000	157,695
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	130,000	141,041
		434,312
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	5,000	5,185
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	2,055	1,953
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	23,886	20,542
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	10,451	10,242
		32,737
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	7,000	6,878
CSX Corp. Senior Notes 5.50% due 04/15/41	5,000	4,879
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	5,000	4,926
		16,683
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	7,000	7,208
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	8,000	8,197
		15,405
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,331
Web Portals/ISP — 0.0%
Google, Inc. Senior Notes 2.13% due 05/19/16	2,000	2,005
Google, Inc. Senior Notes 3.63% due 05/19/21	6,000	5,935
		7,940
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	17,000	16,992
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,290	1,435
		18,427
Total U.S. CORPORATE BONDS & NOTES (cost $23,357,479)		24,701,189
FOREIGN CORPORATE BONDS & NOTES — 4.0%
Banks-Commercial — 0.7%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(5)	16,000	14,880
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	110,000	116,467
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(5)	9,000	8,258
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41	5,000	4,956
Dresdner Bank AG/New York NY Sub. Notes 7.25% due 09/15/15	7,000	7,394
Groupe BPCE FRS Jr. Sub Notes 3.35% due 09/30/11(5)	23,000	15,735

20

Nordea Bank AB Sub. Notes 4.88% due 05/13/21*	240,000	234,425
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(5)	8,000	8,560
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	230,000	232,499
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	9,877
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(5)	40,000	24,800
		677,851
Banks-Money Center — 0.2%
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14	10,000	10,139
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	130,000	142,844
		152,983
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	200,000	208,811
Brewery — 0.3%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	250,000	286,875
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	105,000	110,512
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	45,000	47,363
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(1)(2)	20,000	0
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21	150,000	150,883
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	20,000	22,400
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	40,000	45,000
		67,400
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	12,000	13,837
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17	6,000	6,004
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/22	9,000	9,023
Teck Resources, Ltd. Company Guar. Notes 6.25% due 07/15/41	6,000	6,058
		34,922
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	79,312
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 3.70% due 07/15/14(5)	18,000	12,572
Catlin Insurance Co., Ltd. FRS
Jr. Sub. Notes
7.25% due 01/19/17*(5)	11,000	10,478
XL Capital PLC Senior Notes 5.25% due 09/15/14	14,000	15,000
XL Capital PLC Senior Notes 6.38% due 11/15/24	9,000	9,292
		47,342
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	11,000	11,675
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	10,088
Medical-Drugs — 0.0%
Sanofi-Aventis SA Senior Notes 4.00% due 03/29/21	5,000	5,001
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.75% due 03/21/14	6,000	6,023

21

Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	110,000		118,525
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15		105,000	113,584
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18		10,000	11,072
			124,656
Oil Companies-Exploration & Production — 0.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*		20,000	20,650
Nexen, Inc. Senior Notes 7.50% due 07/30/39		9,000	10,067
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14†(8)(20)		5,000	2,050
			32,767
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15		265,000	272,074
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15		20,000	21,063
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25		30,000	36,870
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/16		14,000	14,218
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21		225,000	230,711
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41		14,000	14,867
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*		10,000	10,147
			599,950
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*		10,000	9,725
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67		13,000	13,068
Special Purpose Entities — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20		9,000	8,862
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*		100,000	93,500
			102,362
Steel-Producers — 0.2%
Arcelormittal Senior Notes 3.75% due 08/05/15		150,000	153,378
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28		9,000	10,260
Telephone-Integrated — 0.7%
British Telecom PLC Senior Notes 5.15% due 01/15/13		200,000	212,043
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30		120,000	158,375
Telecom Italia Capital SA
Company Guar. Notes
5.25% due 10/01/15		28,000	29,109
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13		185,000	186,914
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16		60,000	60,691
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21		9,000	9,137
			656,269
Television — 0.1%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18		50,000	55,812
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17		20,000	20,600
Total Foreign Corporate Bonds & Notes (cost $3,688,832)			3,794,413
FOREIGN GOVERNMENT AGENCIES — 1.4%
Sovereign — 1.4%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,640,000	1,038,344
Republic of Argentina Senior Bonds 8.28% due 12/31/33(9)		26,346	23,250
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		100,000	110,210

22

Republic of Turkey Senior Bonds 11.88% due 01/15/30	30,000	51,000
Russian Federation Senior Bonds 7.50% due 03/31/30(10)	43,250	50,981
United Mexican States Senior Notes 5.95% due 03/19/19	30,000	34,425
United Mexican States Senior Notes 6.05% due 01/11/40	19,000	20,216
Total Foreign Government Agencies (cost $1,201,734)		1,328,426
LOANS(11)(12) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. FRS BTL-B 2.94% due 12/16/13 (cost $70,974)	70,974	71,020
MUNICIPAL BONDS & NOTES — 1.0%
Municipal Bonds — 1.0%
California State General Obligation Bonds 6.20% due 10/01/19	100,000	109,751
California State General Obligation Bonds 7.55% due 04/01/39	185,000	211,707
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	130,000	156,915
State of Illinois General Obligation Bonds 5.67% due 03/01/18	255,000	264,516
State of Illinois General Obligation Bonds 5.88% due 03/01/19	200,000	205,574
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30	5,000	5,121
Total Municipal Bonds & Notes (cost $885,262)		953,584
U.S. GOVERNMENT AGENCIES — 42.5%
Federal Home Loan Mtg. Corp. — 3.7%
4.00% due 05/01/40	557,235	558,622
4.00% due July TBA	2,000,000	1,998,124
4.50% due 01/01/39	19,298	20,000
5.00% due 12/01/20	14,436	15,600
5.00% due 07/01/21	64,976	70,032
5.00% due 05/01/34	54,221	58,016
5.00% due 07/01/35	14,335	15,294
5.00% due 08/01/35	64,881	69,219
5.00% due 11/01/35	25,468	27,171
5.00% due 03/01/38	41,349	43,985
5.50% due 07/01/34	34,919	37,986
5.50% due 07/01/35	47,201	51,318
5.50% due 04/01/37	40,330	43,665
5.50% due 05/01/37	30,582	33,220
5.50% due 08/01/37	96,869	105,288
5.50% due 07/01/38	27,532	29,809
6.00% due 09/01/26	111,179	122,117
6.00% due 08/01/36	18,198	20,064
6.50% due 05/01/16	803	825
6.50% due 05/01/29	11,021	12,489
6.50% due 11/01/34	15,924	18,026
6.50% due 03/01/36	25,735	29,047
6.50% due 05/01/36	534	603
6.50% due 11/01/37	16,671	18,799
7.00% due 04/01/32	8,305	9,647
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(4)	28,473	28,842
Series 2586, Class NK
3.50% due 08/15/16(4)	2,894	2,900
Series 1577, Class PK
6.50% due 09/15/23(4)	73,921	78,635
Series 1226, Class Z
7.75% due 03/15/22(4)	2,702	2,961
		3,522,304
Federal National Mtg. Assoc. — 25.9%
3.50% due July TBA	5,800,000	5,546,250
4.00% due July TBA	5,600,000	5,600,000
4.50% due 01/01/39	27,038	28,047
4.50% due 06/01/39	585,400	608,353
4.56% due 01/01/15	746,517	800,477
4.85% due 11/01/15	778,219	848,090
5.00% due 03/15/16	11,000	12,536
5.00% due 03/01/18	30,463	32,929
5.00% due 06/01/19	8,948	9,682
5.50% due 06/01/20	205,575	223,518
5.50% due 07/01/20	108,674	118,160
5.50% due 03/01/21	148,365	161,314
5.50% due 04/01/21	196,600	213,391
5.50% due 06/01/21	239,524	259,981
5.50% due 10/01/21	174,630	190,800
5.50% due 12/01/21	302,776	328,949
5.50% due 06/01/22	155,482	168,631
5.50% due 05/01/34	10,165	11,069
5.50% due 06/01/34	27,313	29,726
5.50% due 12/01/35	76,017	82,659
5.50% due 06/01/36	1,341,016	1,460,288
5.50% due 12/01/36	2,313	2,509
5.50% due 07/01/38	11,195	12,117
5.50% due July TBA	2,000,000	2,162,500
5.92% due 10/01/11	108,283	108,227
6.00% due 06/01/17	12,489	13,671
6.00% due 06/01/26	99,059	108,618
6.00% due 03/01/27	126,807	139,397
6.00% due 12/01/33	10,909	12,102
6.00% due 05/01/34	40,521	44,773
6.00% due 07/01/34	4,368	4,826
6.00% due 07/01/38	88,139	96,890
6.00% due July TBA	4,200,000	4,613,440
6.06% due 09/01/11	249,685	249,553
6.50% due 08/01/16	9,701	10,624
6.50% due 09/01/32	27,049	30,782
6.50% due 04/01/34	6,603	7,502
6.50% due 11/01/35	35,240	39,984
6.50% due 02/01/36	78,998	89,902

23

6.50% due 07/01/36	15,265	17,303
6.50% due 10/01/37	20,438	23,157
7.00% due 06/01/37	135,401	155,835
		24,678,562
Government National Mtg. Assoc. — 12.9%
4.00% due July TBA	6,000,000	6,111,564
4.50% due July TBA	1,700,000	1,794,030
5.00% due 01/15/40	267,523	291,489
5.00% due July TBA	2,900,000	3,141,062
5.50% due 04/15/36	210,920	233,660
6.00% due 02/15/33	75,748	84,806
6.50% due 07/15/28	417,862	476,755
6.50% due 08/15/28	20,340	23,207
6.50% due 09/15/28	38,761	44,224
6.50% due 11/15/28	41,034	46,817
7.00% due 11/15/31	11,831	13,649
7.00% due 01/15/33	18,674	21,768
7.00% due 05/15/33	26,856	31,207
7.50% due 01/15/32	10,209	12,018
8.00% due 02/15/30	2,529	2,685
8.50% due 11/15/17	1,762	1,997
9.00% due 11/15/21	654	777
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(4)	8,741	9,961
Series 2005-74, Class HA
7.50% due 09/16/35(4)	1,103	1,255
Series 2005-74, Class HC
7.50% due 09/16/35(4)	5,107	5,837
		12,348,768
Total U.S. Government Agencies (cost $40,079,824)		40,549,634
U.S. GOVERNMENT TREASURIES — 11.7%
United States Treasury Bonds — 3.8%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(14)	24,968	27,170
3.88% due 08/15/40	450,000	412,031
4.25% due 11/15/40	261,000	255,128
4.38% due 02/15/38	1,320,000	1,328,662
4.38% due 11/15/39	875,000	875,410
4.38% due 05/15/41	25,000	24,961
4.50% due 05/15/38	13,000	13,345
4.63% due 02/15/40	6,000	6,256
4.75% due 02/15/41	11,000	11,693
5.25% due 11/15/28	32,000	36,930
6.63% due 02/15/27(13)	450,000	595,336
8.13% due 08/15/19	8,000	11,197
		3,598,119
United States Treasury Notes — 7.9%
United States Treasury Notes
0.75% due 06/15/14	10,000	9,988
1.75% due 04/15/13	1,000,000	1,023,520
1.88% due 06/30/15	1,225,000	1,253,712
2.13% due 11/30/14	4,000	4,149
2.38% due 05/31/18	4,000	3,979
2.50% due 04/30/15	3,450,000	3,618,187
2.63% due 08/15/20	625,000	604,981
3.13% due 05/15/21	50,000	49,859
3.63% due 08/15/19	2,000	2,131
4.75% due 08/15/17	850,000	977,633
		7,548,139
Total U.S. Government Treasuries (cost $11,188,874)		11,146,258
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(1)(2)	32	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(1)(2)	2	350
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(1)(2)	2	550
		900
Total Warrants (cost $33)		900
Total Long-Term Investment Securities
(cost $108,185,379)		113,657,799

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/11 (cost $300,000)	300,000	300,000
REPURCHASE AGREEMENTS — 12.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $568,000 and collateralized by $580,000 of United States Treasury Bills 0.02%, due 08/11/11 and having an approximate value of $579,987	$568,000	568,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $338,000 and collateralized by $345,000 of United States Treasury Bills 0.01%, due 07/21/11 and having an approximate value of $344,998	338,000	338,000
Bank of America Joint Repurchase Agreement(15)	890,000	890,000
Barclays Capital PLC Joint Repurchase Agreement(15)	1,925,000	1,925,000
BNP Paribas SA Joint Repurchase Agreement(15)	1,925,000	1,925,000
Deutsche Bank AG Joint Repurchase Agreement(15)	2,085,000	2,085,000
Royal Bank of Scotland Joint Repurchase Agreement(15)	1,925,000	1,925,000
UBS Securities LLC Joint Repurchase Agreement(15)	2,400,000	2,400,000
Total Repurchase Agreements (cost $12,056,000)		12,056,000
TOTAL INVESTMENTS (cost $120,541,390)(17)	132.1%	126,013,799
Liabilities in excess of other assets	(32.1)	(30,647,236)
NET ASSETS	100.0%	$95,366,563

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $8,018,147 representing 8.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $901 representing 0.00% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Income may be received in cash or additional shares at the discretion of the issuer.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Bond in default
(9)	A portion of the interest was paid in additional bonds/loans.
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2011.

24

(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	Principal amount of security is adjusted for inflation.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated
(17)	See Note 4 for cost of investments on a tax basis.
(18)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $1,120,240 representing 1.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(19)	Interest Only
(20)	Subsequent to June 30, 2011, the company has filed for bankruptcy protection in the country of issuance.
BTL	— Bank Term Loans
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
5	Short	Australian 10 YR Bonds	September 2011	$568,543	$568,758	$(215)
9	Short	Canadian 10 YR Bonds	September 2011	1,160,484	1,157,043	3,441
18	Long	Euro-Bobl	September 2011	3,053,442	3,043,052	(10,390)
12	Long	Long Gilt	September 2011	2,324,324	2,314,018	(10,306)
27	Short	U.S. Treasury 2YR Notes	September 2011	5,929,875	5,922,281	7,594
18	Short	U.S. Treasury 5YR Notes	September 2011	2,159,215	2,145,516	13,700
30	Short	U.S. Treasury 10YR Notes	September 2011	3,654,046	3,669,844	(15,798)
34	Short	U.S. Long Bonds	September 2011	4,222,621	4,183,063	39,558
3	Short	U.S. Ultra Bonds	September 2011	391,406	378,750	12,656
						$40,240

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	366,356	AUD	350,000	09/21/11	$5,371	$—
BNP Paribas SA	BRL	1,542,000	USD	932,116	09/02/11	—	(42,984)
	GBP	334,000	USD	539,895	09/21/11	4,350	—
	USD	531,137	EUR	375,000	09/21/11	11,474	—
						15,824	(42,984)
Citibank N.A.	GBP	227,000	USD	371,342	09/21/11	7,365	—
Deutsche Bank AG	USD	373,696	SEK	2,310,000	09/21/11	—	(10,143)
Goldman Sachs International	EUR	125,000	USD	181,218	09/21/11	347	—
	USD	181,670	GBP	111,000	09/21/11	—	(3,690)
						347	(3,690)
HSBC Bank USA	NZD	1,390,000	USD	1,126,817	09/21/11	—	(18,780)
JPMorgan Chase Bank N.A	NZD	228,000	USD	184,623	09/21/11	—	(3,288)
	SEK	2,310,000	USD	371,562	09/21/11	8,009	—
	USD	183,015	AUD	175,000	09/21/11	2,848	—
						10,857	(3,288)
Royal Bank of Canada	USD	184,925	GBP	113,000	09/21/11	—	(3,737)
Royal Bank of Scotland PLC	EUR	250,000	USD	364,059	09/21/11	2,318	—
	USD	364,394	GBP	223,000	09/21/11	—	(6,830)
						2,318	(6,830)
UBS AG	NZD	215,000	USD	175,750	09/21/11	—	(1,448)
	USD	186,550	GBP	114,000	09/21/11	—	(3,759)
	USD	369,477	NZD	460,000	09/21/11	9,642	—
						9,642	(5,207)
Westpac Banking Corp.	NZD	215,000	USD	177,430	09/21/11	233	—
Net Unrealized Appreciation/(Depreciation)						$51,957	$(94,659)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

GBP — British Pound

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,387,454	$1,120,240	#	$—	$15,507,694
Preferred Stocks	255,995	—		—	255,995
Asset Backed Securities	—	15,256,896		91,790	15,348,686
U.S. Corporate Bonds & Notes	—	24,454,718		246,471	24,701,189
Foreign Corporate Bonds & Notes	—	3,794,413		0	3,794,413
Foreign Government Agencies	—	1,328,426		—	1,328,426
Loans	—	71,020		—	71,020
Municipal Bonds & Notes	—	953,584		—	953,584
U.S. Government Agencies	—	40,549,634		—	40,549,634
U.S. Government Treasuries	—	11,146,258		—	11,146,258
Warrants	—	—		900	900
Short-Term Investment Securities:
U.S. Government Agencies	—	300,000		—	300,000
Repurchase Agreements	—	12,056,000		—	12,056,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	76,949	—		—	76,949
Open Forward Foreign Currency Contracts - Appreciation	—	51,957		—	51,957
Total	$14,720,398	$111,083,146		$339,161	$126,142,705
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	36,709	—		—	36,709
Open Forward Foreign Currency Contracts - Depreciation	—	94,659		—	94,659
Total	$36,709	$94,659		$—	$131,368

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $1,120,240 representing 1.2% of net assets; see Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$—	$6,050	$443,413	$0	$620
Accrued discounts	—	—	4	—	—
Accrued premiums	—	—	(27)	—	—
Realized gain	—	—	15,873	—	—
Realized loss	—	—	(350)	—	—
Change in unrealized appreciation (1)	—	—	266	—	290
Change in unrealized depreciation (1)	—	(1,050)	(16,590)	—	(10)
Net purchases	—	—	2,000	—	—
Net sales	—	(5,000)	(198,118)	—	—
Transfers into Level 3 (2)	91,790	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	—	—
Balance as of 6/30/2011	$91,790	$—	$246,471	$0	$900

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at June 30, 2011 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$—	$(2,206)	$—	$280

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO	Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount(8)	Value (Note 1)
COMMON STOCK — 70.5%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	32,600	$407,500
Omnicom Group, Inc.	12,500	602,000
WPP PLC(1)	6,659	83,367
		1,092,867
Advertising Services — 0.0%
Vertis, Inc.†(2)(3)	99	1,895
Aerospace/Defense — 0.7%
Aerovironment, Inc.†	1,026	36,269
Lockheed Martin Corp.	8,090	655,047
MTU Aero Engines Holding AG(1)	382	30,478
National Presto Industries, Inc.	209	21,211
Raytheon Co.	12,500	623,125
		1,366,130
Aerospace/Defense-Equipment — 0.2%
Cobham PLC(1)	6,135	20,820
European Aeronautic Defence and Space Co. NV(1)	5,378	180,009
LMI Aerospace, Inc.†	1,018	24,870
United Technologies Corp.	1,679	148,608
		374,307
Agricultural Biotech — 0.0%
Vilmorin & Cie(1)	28	3,451
Agricultural Chemicals — 0.6%
Agrium, Inc.	116	10,180
CF Industries Holdings, Inc.	67	9,492
China BlueChemical, Ltd., Class H(1)	6,000	4,977
Incitec Pivot, Ltd.(1)	1,943	8,097
Intrepid Potash, Inc.†	167	5,427
Monsanto Co.	6,637	481,448
Mosaic Co.	124	8,398
Potash Corp. of Saskatchewan, Inc.	345	19,662
Sinofert Holdings, Ltd.(1)	8,000	3,516
Syngenta AG†(1)	1,657	559,371
Taiwan Fertilizer Co., Ltd.(1)	2,000	6,171
Uralkali (MICEX Main)†	13,209	119,013
Uralkali (RTS Exchange)	3,938	31,504
Yara International ASA(1)	187	10,569
		1,277,825
Agricultural Operations — 0.1%
Andersons, Inc.	2,637	111,413
Archer-Daniels-Midland Co.	321	9,678
Astra Agro Lestari Tbk PT(1)	1,500	4,118
Black Earth Farming, Ltd. SDR†(1)	572	2,214
Bunge, Ltd.	131	9,032
Chaoda Modern Agriculture Holdings, Ltd.(1)	10,000	4,316
China Agri-Industries Holdings, Ltd.(1)	5,000	5,317
Cresud SACIF y A ADR	233	3,784
Golden Agri-Resources, Ltd.(1)	11,000	6,113
GrainCorp., Ltd.(1)	676	6,047
Indofood Agri Resources, Ltd.†(1)	1,000	1,301
IOI Corp. Bhd(1)	3,500	6,146
Kuala Lumpur Kepong Bhd(1)	800	5,872
KWS Saat AG(1)	12	2,723
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(1)	12,500	3,394
SLC Agricola SA	257	3,045
Wilmar International, Ltd.(1)	2,000	8,843
		193,356
Airlines — 0.4%
AirAsia Bhd(1)	51,100	59,619
Alaska Air Group, Inc.†	1,093	74,827
Cebu Air, Inc.(1)	30,820	64,863
Deutsche Lufthansa AG(1)	1,553	33,824
International Consolidated Airlines Group SA†(1)	22,170	89,901
Turk Hava Yollari†(1)	8,785	23,007
United Continental Holdings, Inc.†	19,195	434,383
US Airways Group, Inc.†	10,698	95,319
		875,743
Apparel Manufacturers — 0.7%
Burberry Group PLC(1)	15,009	348,959
Christian Dior SA(1)	966	152,000
Coach, Inc.	7,487	478,644
Maidenform Brands, Inc.†	1,586	43,869
VF Corp.	3,857	418,716
		1,442,188
Appliances — 0.2%
Whirlpool Corp.	4,300	349,676
Applications Software — 0.9%
Actuate Corp.†	2,503	14,643
Check Point Software Technologies, Ltd.†	1,484	84,365
Microsoft Corp.	65,772	1,710,072
Progress Software Corp.†	472	11,389
		1,820,469
Auction House/Art Dealers — 0.0%
Sotheby’s	785	34,148
Audio/Video Products — 0.2%
Sony Corp.(1)	14,000	370,574
Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG(1)	1,809	180,260
Daimler AG(1)	2,641	198,764
Dongfeng Motor Group Co., Ltd., Class H(1)	18,000	34,404
Fiat SpA(1)	8,198	90,003
Kia Motors Corp.(1)	1,220	83,123
Nissan Motor Co., Ltd.(1)	16,200	170,056
Peugeot SA(1)	9,781	437,895
Suzuki Motor Corp.(1)	9,300	209,579
Volvo AB, Class B(1)	2,339	40,865
		1,444,949
Auto-Heavy Duty Trucks — 0.0%
Fiat Industrial SpA†(1)	1,891	24,446
Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.(1)	4,800	185,867
American Axle & Manufacturing Holdings, Inc.†	1,542	17,548
Autoliv, Inc.	3,500	274,575
Faurecia(1)	922	39,493
Hyundai Mobis(1)	437	163,992
Meritor, Inc.†	956	15,334
TRW Automotive Holdings Corp.†	4,400	259,732
Valeo SA(1)	3,094	211,252
		1,167,793

Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	1,531	24,174
Exide Technologies†	2,653	20,269
		44,443
Banks-Commercial — 2.2%
Agricultural Bank of China, Ltd., Class H(1)	331,000	175,387
Anglo Irish Bank Corp., Ltd.†(2)(3)	72,610	0
Australia & New Zealand Banking Group, Ltd.(1)	21,457	506,740
Banca Monte dei Paschi di Siena SpA(1)	84,636	64,135
Banco Latinoamericano de Comercio Exterior SA, Class E	2,828	48,981
Banco Santander SA(1)	2,300	26,539
Bank of Marin Bancorp	509	18,003
Bank of the Ozarks, Inc.	1,384	72,051
Bank Rakyat Indonesia Persero Tbk PT(1)	179,000	136,192
China Construction Bank Corp., Class H(1)	481,000	400,968
Commerzbank AG†(1)	14,762	63,478
Community Bank System, Inc.	1,109	27,492
DBS Group Holdings, Ltd.(1)	3,000	35,909
DnB NOR ASA(1)	2,071	28,868
Financial Institutions, Inc.	1,559	25,599
First Financial Bancorp	1,749	29,191
Home Bancshares, Inc.	1,160	27,422
Industrial & Commercial Bank of China, Ltd.(1)	472,000	361,407
Industrial Bank of Korea(1)	8,390	146,638
International Bancshares Corp.	2,058	34,430
Intesa Sanpaolo SpA(1)	139,586	371,214
Kasikornbank PCL NVDR(1)	25,500	102,569
Lloyds Banking Group PLC†(1)	510,060	400,786
Merchants Bancshares, Inc.	712	17,423
National Australia Bank, Ltd.(1)	9,044	249,527
National Bank of Canada	521	42,255
Orrstown Financial Services, Inc.	644	16,944
Park National Corp.	228	15,016
Popular, Inc.†	5,884	16,240
Republic Bancorp, Inc., Class A	557	11,084
Sberbank of Russia(1)	123,266	454,713
Southside Bancshares, Inc.	1,402	27,830
Standard Chartered PLC(1)	6,524	171,435
Virginia Commerce Bancorp, Inc.†	3,763	22,239
Westpac Banking Corp.(1)	10,604	254,371
		4,403,076
Banks-Fiduciary — 0.1%
State Street Corp.	3,800	171,342
Banks-Super Regional — 1.0%
Fifth Third Bancorp	18,900	240,975
Huntington Bancshares, Inc.	30,800	202,048
PNC Financial Services Group, Inc.	11,400	679,554
US Bancorp	16,700	426,017
Wells Fargo & Co.	16,556	464,561
		2,013,155
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.†	3,519	254,635
EnerSys†	1,778	61,199
		315,834
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	8,400	565,236
Dr Pepper Snapple Group, Inc.	15,400	645,722
PepsiCo, Inc.	5,800	408,494
		1,619,452
Beverages-Wine/Spirits — 0.1%
Synergy Co.†	3,940	134,945
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	2,948	170,940
Heineken Holding NV(1)	2,680	137,144
		308,084
Broadcast Services/Program — 0.0%
DG FastChannel, Inc.†	2,213	70,927
Building & Construction Products-Misc. — 0.2%
China National Building Material Co., Ltd., Class H(1)	72,000	142,314
China State Construction International Holdings, Ltd.(1)	68,000	69,375
Cie de St. Gobain(1)	576	37,303
Fletcher Building, Ltd.(1)	14,817	105,997
JS Group Corp.(1)	500	12,884
		367,873
Building & Construction-Misc. — 0.1%
Carillion PLC(1)	11,215	67,651
Layne Christensen Co.†	1,611	48,878
MasTec, Inc.†	1,577	31,098
		147,627
Building Products-Cement — 0.1%
BBMG Corp.(1)	129,000	194,230
China Shanshui Cement Group, Ltd.(1)	44,000	50,575
HeidelbergCement AG(1)	340	21,674
		266,479
Building-Heavy Construction — 0.1%
Daelim Industrial Co., Ltd.(1)	716	86,736
Vinci SA(1)	753	48,235
		134,971
Building-Residential/Commercial — 0.1%
Barratt Developments PLC†(1)	14,450	26,497
Persimmon PLC(1)	7,040	54,499
Rossi Residencial SA	22,350	182,735
		263,731
Cable/Satellite TV — 0.5%
DIRECTV, Class A†	15,769	801,381
Kabel Deutschland Holding AG†(1)	1,017	62,530
Knology, Inc.†	4,977	73,908
		937,819

Capacitors — 0.0%
Kemet Corp.†	1,702	24,322
Casino Hotels — 0.1%
Genting Bhd(1)	29,200	108,776
Trump Entertainment Resorts, Inc.†(2)(3)	12	60
		108,836
Cellular Telecom — 0.5%
China Mobile, Ltd.(1)	2,500	23,295
ENTEL Chile SA	2,687	54,556
MetroPCS Communications, Inc.†	6,400	110,144
Mobile Telesystems OJSC ADR	3,953	75,186
NII Holdings, Inc.†	15,024	636,717
NTT DoCoMo, Inc.(1)	38	67,790
Vodafone Group PLC(1)	35,995	95,662
		1,063,350
Chemicals-Diversified — 1.0%
Arkema SA(1)	503	51,782
BASF SE(1)	3,818	373,631
Bayer AG(1)	563	45,263
Georgia Gulf Corp.†	737	17,791
Innophos Holdings, Inc.	1,255	61,244
K+S AG(1)	684	52,568
Koninklijke DSM NV(1)	2,821	183,090
Nitto Denko Corp.(1)	10,600	538,436
Nufarm, Ltd.†(1)	968	4,680
PPG Industries, Inc.	6,500	590,135
Sociedad Quimica y Minera de Chile SA ADR	200	12,944
		1,931,564
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,902	44,894
Chemicals-Specialty — 0.7%
Albemarle Corp.	6,000	415,200
Cytec Industries, Inc.	4,300	245,917
Ferro Corp.†	2,230	29,971
Huabao International Holdings, Ltd.	11,000	10,029
International Flavors & Fragrances, Inc.	5,200	334,048
Minerals Technologies, Inc.	1,219	80,808
NewMarket Corp.	228	38,922
OM Group, Inc.†	2,434	98,918
WR Grace & Co.†	2,919	133,194
		1,387,007
Circuit Boards — 0.1%
DDi Corp.	1,542	14,711
Tripod Technology Corp.†(1)	2,000	8,318
TTM Technologies, Inc.†	5,680	90,994
Unimicron Technology Corp.(1)	55,000	98,374
		212,397
Coal — 0.6%
Cloud Peak Energy, Inc.†	820	17,466
Hidili Industry International Development, Ltd.(1)	29,000	25,171
James River Coal Co.†	758	15,782
New World Resources PLC Series A	4,160	61,143
Peabody Energy Corp.	12,500	736,375
Walter Energy, Inc.	2,249	260,434
		1,116,371
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	1,405	44,187
Commercial Services — 0.1%
Alliance Data Systems Corp.†	459	43,178
CaixaBank(1)	3,677	25,650
Edenred(1)	908	27,689
Intersections, Inc.	985	17,927
Medifast, Inc.†	1,176	27,906
Providence Service Corp.†	1,212	15,332
Steiner Leisure, Ltd.†	886	40,472
		198,154
Commercial Services-Finance — 0.2%
Cardtronics, Inc.†	1,960	45,962
Dollar Financial Corp.†	2,777	60,122
Global Payments, Inc.	1,733	88,383
Moody’s Corp.	4,516	173,188
TNS, Inc.†	2,351	39,027
		406,682
Computer Data Security — 0.1%
F-Secure Oyj(1)	3,706	13,220
Fortinet, Inc.†	5,156	140,707
		153,927
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	2,440	34,477
Computer Services — 1.1%
Accenture PLC, Class A	17,300	1,045,266
CACI International, Inc., Class A†	1,008	63,585
Computershare, Ltd.(1)	4,615	43,933
International Business Machines Corp.	6,429	1,102,895
Keyw Holding Corp.†	931	11,535
SRA International, Inc., Class A†	986	30,487
Unisys Corp.†	1,387	35,646
		2,333,347
Computers — 2.0%
Apple, Inc.†	6,546	2,197,296
Asustek Computer, Inc.†(1)	10,000	99,586
Dell, Inc.†	33,505	558,528
Hewlett-Packard Co.	29,249	1,064,664
Wistron Corp.(1)	61,121	108,960
		4,029,034
Computers-Integrated Systems — 0.5%
Brocade Communications Systems, Inc.†	7,155	46,221
Fujitsu, Ltd.(1)	63,000	360,070
NCI, Inc., Class A†	300	6,816
Teradata Corp.†	9,000	541,800
		954,907
Computers-Memory Devices — 0.5%
SanDisk Corp.†	11,600	481,400
Seagate Technology PLC	16,700	269,872
STEC, Inc.†	1,042	17,724
Western Digital Corp.†	7,300	265,574
		1,034,570

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	671	19,633
Consulting Services — 0.0%
SAIC, Inc.†	1,540	25,903
Consumer Products-Misc. — 0.4%
Helen of Troy, Ltd.†	424	14,641
Kimberly-Clark Corp.	10,500	698,880
Prestige Brands Holdings, Inc.†	2,649	34,013
		747,534
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	411	27,266
Sealed Air Corp.	6,800	161,772
		189,038
Cosmetics & Toiletries — 0.5%
Elizabeth Arden, Inc.†	2,351	68,250
Kao Corp.(1)	5,400	141,917
Procter & Gamble Co.	13,504	858,449
Revlon, Inc., Class A†	1,523	25,586
		1,094,202
Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	18,900	454,923
CSG Systems International, Inc.†	2,273	42,005
Dun & Bradstreet Corp.	5,300	400,362
Fair Isaac Corp.	1,040	31,408
		928,698
Dental Supplies & Equipment — 0.0%
Sirona Dental Systems, Inc.†	520	27,612
Diagnostic Equipment — 0.0%
Immucor, Inc.†	2,622	53,541
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	8,574	73,136
Distribution/Wholesale — 0.8%
Core-Mark Holding Co., Inc.†	773	27,596
Genuine Parts Co.	8,200	446,080
Wolseley PLC(1)	13,952	455,041
WW Grainger, Inc.	4,500	691,425
		1,620,142
Diversified Banking Institutions — 2.4%
Bank of America Corp.	51,814	567,882
Barclays PLC(1)	111,708	459,813
BNP Paribas SA(1)	6,836	527,230
Citigroup, Inc.	20,008	833,133
Deutsche Bank AG(1)	4,426	261,525
Goldman Sachs Group, Inc.	2,504	333,257
HSBC Holdings PLC(1)	19,060	189,085
JPMorgan Chase & Co.	25,689	1,051,708
Julius Baer Group, Ltd.†(1)	690	28,481
Mitsubishi UFJ Financial Group, Inc.(1)	17,300	84,221
Morgan Stanley	18,400	423,384
Societe Generale SA(1)	426	25,250
		4,784,969
Diversified Financial Services — 0.2%
KB Financial Group, Inc.(1)	2,999	142,644
Shinhan Financial Group Co., Ltd.(1)	2,639	126,053
Yuanta Financial Holding Co., Ltd.†(1)	73,000	50,738
		319,435
Diversified Manufacturing Operations — 2.3%
3M Co.	1,230	116,666
AZZ, Inc.	764	34,991
Cookson Group PLC(1)	2,552	27,547
Dover Corp.	11,290	765,462
EnPro Industries, Inc.†	664	31,919
General Electric Co.	48,262	910,221
Honeywell International, Inc.	16,100	959,399
Invensys PLC(1)	9,135	47,200
Koppers Holdings, Inc.	1,884	71,460
LSB Industries, Inc.†	1,263	54,208
Parker Hannifin Corp.	8,500	762,790
Siemens AG(1)	2,422	332,552
SPX Corp.	5,806	479,924
		4,594,339
Diversified Minerals — 0.4%
BHP Billiton, Ltd.(1)	8,739	413,034
Vale SA ADR	6,414	204,927
Xstrata PLC(1)	4,344	95,802
		713,763
Diversified Operations — 0.3%
C C Land Holdings, Ltd.(1)	204,000	77,169
Imperial Holdings, Ltd.(1)	4,158	74,621
LG Corp.(1)	309	23,373
LS Corp.(1)	212	21,950
Siam Cement PCL(1)	8,700	100,232
Swire Pacific, Ltd., Class A(1)	26,000	384,055
		681,400
Diversified Operations/Commercial Services — 0.0%
Bunzl PLC(1)	6,595	82,564
E-Commerce/Products — 0.0%
Shutterfly, Inc.†	246	14,125
E-Commerce/Services — 0.5%
Dena Co., Ltd.(1)	1,300	56,066
Expedia, Inc.	12,800	371,072
IAC/InterActive Corp.†	17,000	648,890
Rakuten, Inc.(1)	27	27,983
		1,104,011
E-Marketing/Info — 0.0%
ValueClick, Inc.†	787	13,064
E-Services/Consulting — 0.0%
Websense, Inc.†	2,510	65,185
Electric Products-Misc. — 1.0%
Emerson Electric Co.	14,355	807,469
Hitachi, Ltd.(1)	87,000	514,281
LG Electronics, Inc.(1)	154	12,020
Mitsubishi Electric Corp.(1)	55,000	638,751
		1,972,521
Electric-Generation — 0.2%
AES Corp.†	28,323	360,835
China Resources Power Holdings Co., Ltd.(1)	52,000	101,763
Electric Power Development Co., Ltd.(1)	1,400	37,813
		500,411

Electric-Integrated — 1.6%
Alliant Energy Corp.	4,182	170,040
Ameren Corp.	4,100	118,244
American Electric Power Co., Inc.	4,687	176,606
ATCO, Ltd., Class I	675	43,722
Chubu Electric Power Co., Inc.(1)	2,200	43,056
CMS Energy Corp.	8,000	157,520
DPL, Inc.	8,675	261,638
EDP - Energias de Portugal SA(1)	84,832	301,172
Enel SpA(1)	33,195	216,823
Entergy Corp.	3,600	245,808
Exelon Corp.	15,200	651,168
Fortum Oyj(1)	2,383	69,014
GDF Suez(1)	726	26,569
PGE SA(1)	7,095	62,032
Public Power Corp. SA(1)	2,898	41,582
RWE AG(1)	1,576	87,223
TECO Energy, Inc.	24,700	466,583
International Power PLC†(1)	2,698	13,931
Westar Energy, Inc.	5,687	153,037
		3,305,768
Electric-Transmission — 0.2%
Red Electrica Corp. SA(1)	8,024	484,868
Electronic Components-Misc. — 0.3%
Hon Hai Precision Industry Co., Ltd.(1)	71,320	246,012
Kyocera Corp.(1)	700	71,210
LG Display Co., Ltd.(1)	6,640	184,753
Murata Manufacturing Co., Ltd.(1)	600	40,081
		542,056
Electronic Components-Semiconductors — 1.0%
Amkor Technology, Inc.†	2,324	14,339
Cavium, Inc.†	701	30,557
Elpida Memory, Inc.†(1)	1,100	12,950
Fairchild Semiconductor International, Inc.†	5,746	96,016
GT Solar International, Inc.†	6,206	100,537
Infineon Technologies AG(1)	14,956	167,823
Integrated Silicon Solution, Inc.†	958	9,264
Intel Corp.	22,304	494,257
OmniVision Technologies, Inc.†	710	24,715
ON Semiconductor Corp.†	24,600	257,562
QLogic Corp.†	25,158	400,515
Rohm Co., Ltd.(1)	500	28,648
Rubicon Technology, Inc.†	856	14,432
Samsung Electronics Co., Ltd.(1)	526	408,828
		2,060,443
Electronic Connectors — 0.0%
Thomas & Betts Corp.†	1,740	93,699
Electronic Design Automation — 0.0%
Magma Design Automation, Inc.†	5,945	47,501
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	2,384	116,554
Electronics-Military — 0.3%
L-3 Communications Holdings, Inc.	7,200	629,640
Energy-Alternate Sources — 0.1%
China Power New Energy Development Co., Ltd.†(1)	1,216,000	81,726
China WindPower Group, Ltd.†(1)	1,360,000	119,112
First Solar, Inc.†	364	48,146
		248,984
Engineering/R&D Services — 0.4%
ABB, Ltd.†(1)	21,015	544,947
KEPCO Engineering & Construction Co., Inc.(1)	881	49,734
KEPCO Plant Service & Engineering Co., Ltd.(1)	2,120	62,929
SembCorp Industries, Ltd.(1)	42,000	171,261
Singapore Technologies Engineering, Ltd.(1)	17,000	41,808
		870,679
Enterprise Software/Service — 0.5%
CA, Inc.	12,100	276,364
Informatica Corp.†	909	53,113
ManTech International Corp., Class A	499	22,166
MicroStrategy, Inc., Class A†	617	100,374
Open Text Corp.†	280	17,926
Oracle Corp.	13,050	429,475
SAP AG(1)	1,453	87,880
		987,298
Filtration/Separation Products — 0.0%
Polypore International, Inc.†	1,148	77,880
Finance-Consumer Loans — 0.1%
African Bank Investments, Ltd.(1)	16,909	86,162
Encore Capital Group, Inc.†	927	28,477
Nelnet, Inc., Class A	1,380	30,443
Portfolio Recovery Associates, Inc.†	307	26,031
World Acceptance Corp.†	470	30,818
		201,931
Finance-Credit Card — 0.2%
American Express Co.	5,900	305,030
Finance-Investment Banker/Broker — 0.3%
E*Trade Financial Corp.†	1,590	21,942
Evercore Partners, Inc., Class A	642	21,391
Macquarie Group, Ltd.(1)	1,598	53,809
Mizuho Securities Co., Ltd.†(1)	171,000	412,066
		509,208
Finance-Leasing Companies — 0.1%
ORIX Corp.(1)	1,130	109,926
SeaCube Container Leasing, Ltd.	2,013	34,584
		144,510
Finance-Other Services — 0.1%
NASDAQ OMX Group, Inc.†	11,000	278,300
Warsaw Stock Exchange(1)	1,043	19,774
		298,074
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	7,868	128,327

Fisheries — 0.0%
HQ Sustainable Maritime Industries, Inc.†(2)	1,178	3,275
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.(1)	17,000	227,819
Food-Catering — 0.1%
Compass Group PLC(1)	11,748	113,324
Food-Confectionery — 0.2%
Hershey Co.	6,785	385,727
Food-Dairy Products — 0.0%
Glanbia PLC(1)	406	2,850
Food-Meat Products — 0.2%
BRF - Brasil Foods SA ADR	324	5,615
Maple Leaf Foods, Inc.	262	3,230
Nippon Meat Packers, Inc.(1)	31,000	444,489
Smithfield Foods, Inc.†	148	3,237
Tyson Foods, Inc., Class A	258	5,010
		461,581
Food-Misc. — 0.6%
Ajinomoto Co., Inc.(1)	4,000	47,567
Associated British Foods PLC(1)	2,217	38,537
Chiquita Brands International, Inc.†	114	1,484
Corn Products International, Inc.	135	7,463
Danone(1)	896	66,855
Indofood Sukses Makmur Tbk PT(1)	82,000	55,028
Kerry Group PLC, Class A(1)	5,447	225,234
MEIJI Holdings Co., Ltd.(1)	2,000	84,282
Nestle SA(1)	3,614	224,607
Unilever NV CVA(1)	7,564	247,797
Unilever PLC(1)	1,326	42,791
Zhongpin, Inc.†	9,713	101,792
		1,143,437
Food-Retail — 0.7%
Koninklijke Ahold NV(1)	27,595	370,809
Kroger Co.	13,800	342,240
Safeway, Inc.	27,154	634,589
Tesco PLC(1)	8,084	52,210
WM Morrison Supermarkets PLC(1)	10,153	48,512
		1,448,360
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.(1)	15,500	34,469
Spartan Stores, Inc.	1,240	24,217
		58,686
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	1,434	34,703
Steven Madden, Ltd.†	2,857	107,166
		141,869
Gambling (Non-Hotel) — 0.1%
OPAP SA(1)	7,047	110,109
Garden Products — 0.0%
Toro Co.	415	25,108
Gas-Distribution — 0.1%
Centrica PLC(1)	14,868	77,151
Toho Gas Co., Ltd.(1)	12,000	64,999
Tokyo Gas Co., Ltd.(1)	7,000	31,665
		173,815
Home Furnishings — 0.0%
La-Z-Boy, Inc.†	3,447	34,022
Select Comfort Corp.†	1,283	23,068
		57,090
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	1,159	66,793
Hotel/Motels — 0.0%
Home Inns & Hotels Management, Inc. ADR†	2,373	90,269
Human Resources — 0.0%
AMN Healthcare Services, Inc.†	2,997	24,935
On Assignment, Inc.†	1,889	18,569
Randstad Holding NV(1)	921	42,565
		86,069
Import/Export — 0.1%
Marubeni Corp.(1)	7,000	46,523
Mitsui & Co., Ltd.(1)	8,300	143,533
		190,056
Independent Power Producers — 0.1%
NRG Energy, Inc.†	8,600	211,388
Industrial Automated/Robotic — 0.0%
Hollysys Automation Technologies, Ltd.†	6,673	62,192
Deep Ocean (Shell) Corp.†(2)(3)	1,109	15,526
		77,718
Instruments-Scientific — 0.3%
Waters Corp.†	7,300	698,902
Insurance-Life/Health — 0.4%
Aflac, Inc.	6,700	312,756
American Equity Investment Life Holding Co.	3,764	47,840
Aviva PLC(1)	5,773	40,648
CNO Financial Group, Inc.†	5,236	41,417
Protective Life Corp.	1,203	27,825
Prudential PLC(1)	10,380	119,957
Swiss Life Holding AG†(1)	1,717	281,508
Symetra Financial Corp.	2,553	34,287
		906,238
Insurance-Multi-line — 0.7%
ACE, Ltd.	850	55,947
Allianz SE(1)	1,474	205,943
American Financial Group, Inc.	1,162	41,472
Assurant, Inc.	7,300	264,771
AXA SA(1)	6,547	148,643
Hartford Financial Services Group, Inc.	17,500	461,475
ING Groep NV CVA†(1)	5,836	71,989
Ping An Insurance Group Co., Class H(1)	10,500	109,567
		1,359,807
Insurance-Property/Casualty — 0.4%
American Safety Insurance Holdings, Ltd.†	1,929	36,921
Arch Capital Group, Ltd.†	3,576	114,146

Chubb Corp.	3,300	206,613
Tokio Marine Holdings, Inc.(1)	11,700	328,702
Travelers Cos., Inc.	2,900	169,302
Universal Insurance Holdings, Inc.	3,640	16,999
		872,683
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	1,292	33,243
Berkshire Hathaway, Inc., Class B†	6,300	487,557
Endurance Specialty Holdings, Ltd.	5,600	231,448
Flagstone Reinsurance Holdings SA	2,821	23,781
Maiden Holdings, Ltd.	2,561	23,305
RenaissanceRe Holdings, Ltd.	2,219	155,219
SCOR SE(1)	785	22,306
		976,859
Internet Application Software — 0.1%
Tencent Holdings, Ltd.(1)	3,700	101,572
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	4,915	92,205
Internet Content-Information/News — 0.0%
SouFun Holdings, Ltd. ADR†	3,014	62,269
Internet Infrastructure Software — 0.1%
AsiaInfo-Linkage, Inc.†	6,708	111,084
F5 Networks, Inc.†	472	52,038
TeleCommunication Systems, Inc., Class A†	5,460	26,372
TIBCO Software, Inc.†	2,139	62,074
		251,568
Internet Security — 0.1%
Blue Coat Systems, Inc.†	2,103	45,972
Sourcefire, Inc.†	2,152	63,957
Symantec Corp.†	3,820	75,330
Trend Micro, Inc.(1)	1,600	49,675
VeriSign, Inc.	1,528	51,127
Zix Corp.†	2,930	11,251
		297,312
Internet Telephone — 0.0%
BroadSoft, Inc.†	586	22,344
Intimate Apparel — 0.0%
Warnaco Group, Inc.†	1,219	63,693
Investment Companies — 0.3%
Israel Corp., Ltd.(1)	277	303,120
Kinnevik Investment AB, Class B(1)	8,600	190,961
MCG Capital Corp.	2,598	15,796
NGP Capital Resources Co.	3,987	32,693
		542,570
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.†	3,300	334,785
Calamos Asset Management, Inc., Class A	1,583	22,985
		357,770
Lasers-System/Components — 0.0%
Coherent, Inc.†	460	25,424
Newport Corp.†	966	17,552
		42,976
Linen Supply & Related Items — 0.0%
UniFirst Corp.	538	30,230
Machinery-Construction & Mining — 0.1%
China National Materials Co., Ltd., Class H(1)	114,000	93,842
Lonking Holdings, Ltd.(1)	74,000	40,639
		134,481
Machinery-Electrical — 0.2%
Franklin Electric Co., Inc.	922	43,288
Regal-Beloit Corp.	5,500	367,235
		410,523
Machinery-Farming — 0.0%
AGCO Corp.†	282	13,920
CNH Global NV†	214	8,271
Deere & Co.	169	13,934
Lindsay Corp.	320	22,016
		58,141
Machinery-General Industrial — 0.2%
Albany International Corp., Class A	1,457	38,450
Altra Holdings, Inc.†	2,774	66,548
Applied Industrial Technologies, Inc.	2,183	77,737
Chart Industries, Inc.†	1,274	68,770
DXP Enterprises, Inc.†	1,391	35,262
Kadant, Inc.†	1,396	43,988
Metso Oyj(1)	903	51,288
Rheinmetall AG(1)	399	35,323
Wabtec Corp.	1,014	66,640
		484,006
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	171	16,556
Machinery-Thermal Process — 0.0%
BHI Co., Ltd.(1)	4,591	78,943
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	4,744	26,472
Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	482	30,597
Medical Instruments — 0.1%
Bruker Corp.†	1,220	24,839
CONMED Corp.†	2,157	61,431
Kensey Nash Corp.†	1,189	29,998
Synergetics USA, Inc.†	3,956	21,798
Thoratec Corp.†	684	22,449
		160,515
Medical Labs & Testing Services — 0.2%
BioMerieux(1)	757	87,889
Laboratory Corp. of America Holdings†	3,900	377,481
		465,370
Medical Products — 0.6%
Coloplast A/S(1)	628	95,474
Cooper Cos., Inc.	671	53,170
Covidien PLC	415	22,091
Johnson & Johnson	12,687	843,939
Synthes, Inc.*(1)(3)	827	145,627
West Pharmaceutical Services, Inc.	473	20,699
		1,181,000

Medical Sterilization Products — 0.0%
STERIS Corp.	417	14,587
Medical-Biomedical/Gene — 0.5%
Acorda Therapeutics, Inc.†	562	18,158
Amylin Pharmaceuticals, Inc.†	943	12,598
Complete Genomics, Inc.†	1,267	19,360
Cubist Pharmaceuticals, Inc.†	1,329	47,831
Dendreon Corp.†	1,596	62,946
Gilead Sciences, Inc.†	18,900	782,649
Human Genome Sciences, Inc.†	459	11,264
Medicines Co.†	1,274	21,034
Momenta Pharmaceuticals, Inc.†	745	14,497
Sequenom, Inc.†	3,598	27,165
United Therapeutics Corp.†	428	23,583
		1,041,085
Medical-Drugs — 3.3%
Abbott Laboratories	4,200	221,004
Akorn, Inc.†	1,696	11,872
Allergan, Inc.	8,800	732,600
Astellas Pharma, Inc.(1)	2,900	112,135
AstraZeneca PLC(1)	11,428	570,620
Auxilium Pharmaceuticals, Inc.†	1,009	19,776
Elan Corp PLC ADR†	10,000	113,700
Eli Lilly & Co.	14,284	536,079
Endo Pharmaceuticals Holdings, Inc.†	3,342	134,248
Forest Laboratories, Inc.†	17,546	690,260
GlaxoSmithKline PLC(1)	23,830	510,216
Grifols SA†(1)	1,630	32,707
Hi-Tech Pharmacal Co., Inc.†	1,398	40,444
Ironwood Pharmaceuticals, Inc.†	780	12,262
Jazz Pharmaceuticals, Inc.†	3,161	105,419
Medicis Pharmaceutical Corp., Class A	2,272	86,722
Merck & Co., Inc.	11,776	415,575
Mitsubishi Tanabe Pharma Corp.(1)	4,700	78,858
Nippon Shinyaku Co., Ltd.(1)	2,000	25,564
Novartis AG(1)	7,358	450,732
Orion Oyj(1)	3,487	89,859
Pfizer, Inc.	33,623	692,634
Roche Holding AG(1)	673	112,592
Salix Pharmaceuticals, Ltd.†	691	27,523
Sanofi(1)	8,792	706,648
Sciclone Pharmaceuticals, Inc.†	6,079	36,717
Somaxon Pharmaceuticals, Inc.†	6,287	13,391
Viropharma, Inc.†	1,751	32,394
		6,612,551
Medical-Generic Drugs — 0.5%
Impax Laboratories, Inc.†	2,171	47,306
Par Pharmaceutical Cos., Inc.†	3,379	111,439
Perrigo Co.	7,300	641,451
Teva Pharmaceutical Industries, Ltd. ADR	1,667	80,383
Watson Pharmaceuticals, Inc.†	1,233	84,744
		965,323
Medical-HMO — 1.3%
Aetna, Inc.	13,605	599,845
Health Net, Inc.†	6,700	215,003
Healthspring, Inc.†	2,475	114,122
Humana, Inc.	6,300	507,402
Magellan Health Services, Inc.†	1,556	85,175
Metropolitan Health Networks, Inc.†	2,355	11,280
UnitedHealth Group, Inc.	18,563	957,480
WellCare Health Plans, Inc.†	925	47,554
		2,537,861
Medical-Hospitals — 0.0%
Health Management Associates, Inc., Class A†	5,495	59,236
Select Medical Holdings Corp.†	4,139	36,713
		95,949
Medical-Outpatient/Home Medical — 0.1%
Air Methods Corp.†	366	27,355
Amedisys, Inc.†	379	10,093
Amsurg Corp.†	619	16,174
Gentiva Health Services, Inc.†	742	15,456
Lincare Holdings, Inc.	2,001	58,569
		127,647
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	10,700	442,980
Cardinal Health, Inc.	12,000	545,040
Suzuken Co., Ltd.(1)	2,700	62,396
		1,050,416
Metal Processors & Fabrication — 0.2%
SKF AB, Class B(1)	13,911	402,498
Timken Co.	742	37,397
		439,895
Metal-Aluminum — 0.0%
Century Aluminum Co.†	1,073	16,793
Noranda Aluminium Holding Corp.†	1,167	17,668
		34,461
Metal-Copper — 0.6%
First Quantum Minerals, Ltd.	300	43,741
Freeport-McMoRan Copper & Gold, Inc.	18,805	994,784
Mercator Minerals, Ltd.†	1,312	3,891
Sterlite Industries India, Ltd. ADR	7,671	115,449
		1,157,865
Metal-Diversified — 0.6%
Prophecy Platinum Corp.†	296	203
Rare Element Resources, Ltd.†	1,942	21,537
Rio Tinto PLC(1)	7,242	522,940
Rio Tinto, Ltd.(1)	7,629	682,081
Vedanta Resources PLC(1)	589	19,813
		1,246,574
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.(1)	4,990	34,227
Miscellaneous Manufacturing — 0.1%
John Bean Technologies Corp.	1,861	35,955
Trimas Corp.†	3,110	76,972
		112,927

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,249	46,900
Multimedia — 0.8%
News Corp., Class A	46,100	815,970
Time Warner, Inc.	20,086	730,528
Walt Disney Co.	3,700	144,448
		1,690,946
Networking Products — 0.3%
Anixter International, Inc.	1,288	84,158
Cisco Systems, Inc.	25,701	401,193
Ixia†	2,402	30,746
Polycom, Inc.†	1,872	120,369
		636,466
Office Automation & Equipment — 0.1%
Canon, Inc.(1)	5,800	276,584
Office Supplies & Forms — 0.1%
Societe BIC SA(1)	1,351	130,563
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.†	1,316	58,075
Unit Corp.†	707	43,078
		101,153
Oil Companies-Exploration & Production — 1.2%
Cairn Energy PLC†(1)	1,679	11,178
Canadian Natural Resources, Ltd.	1,000	41,920
Cimarex Energy Co.	7,700	692,384
CNOOC, Ltd.(1)	81,000	190,712
Contango Oil & Gas Co.†	609	35,590
Energy Partners, Ltd.†	2,066	30,597
Gazprom OAO ADR†	25,585	372,262
Inpex Corp.(1)	14	103,358
Nexen, Inc.	1,423	32,076
Occidental Petroleum Corp.	1,389	144,512
OGX Petroleo e Gas Participacoes SA†	19,635	183,561
Petroleum Development Corp.†	1,246	37,268
Petroquest Energy, Inc.†	1,451	10,186
Rosetta Resources, Inc.†	2,453	126,428
Stone Energy Corp.†	3,356	101,989
Swift Energy Co.†	1,134	42,264
Tullow Oil PLC(1)	5,839	116,213
Vaalco Energy, Inc.†	4,129	24,857
W&T Offshore, Inc.	2,027	52,945
		2,350,300
Oil Companies-Integrated — 3.7%
BG Group PLC(1)	7,980	181,110
BP PLC(1)	36,673	270,207
Chevron Corp.	8,943	919,698
ConocoPhillips	4,240	318,806
ENI SpA(1)	12,199	289,195
Exxon Mobil Corp.	31,693	2,579,176
LUKOIL OAO ADR(1)	3,861	245,580
Marathon Oil Corp.	11,900	626,892
Murphy Oil Corp.	9,800	643,468
Pacific Rubiales Energy Corp.	3,238	86,788
Petroleo Brasileiro SA ADR	4,497	152,268
Royal Dutch Shell PLC, Class B(1)	12,539	447,596
Sasol, Ltd.(1)	3,389	178,625
Statoil ASA(1)	20,328	514,718
Total SA(1)	1,480	85,597
		7,539,724
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	14,200	714,118
Complete Production Services, Inc.†	2,068	68,988
		783,106
Oil Refining & Marketing — 0.5%
Caltex Australia, Ltd.(1)	12,036	152,294
CVR Energy, Inc.†	626	15,412
Valero Energy Corp.	32,200	823,354
Western Refining, Inc.†	1,670	30,177
		1,021,237
Oil-Field Services — 1.2%
Halliburton Co.	22,190	1,131,690
Helix Energy Solutions Group, Inc.†	4,166	68,989
Oceaneering International, Inc.	16,000	648,000
Oil States International, Inc.†	598	47,786
Petrofac, Ltd.(1)	4,762	115,719
Schlumberger, Ltd.	2,400	207,360
Stallion Oilfield Services, Ltd.†(2)(3)	203	7,511
Technip SA(1)	825	88,373
Tetra Technologies, Inc.†	2,162	27,522
		2,342,950
Optical Supplies — 0.0%
STAAR Surgical Co.†	2,751	14,580
Paper & Related Products — 0.3%
Boise, Inc.	6,774	52,769
Domtar Corp.	290	27,469
KapStone Paper and Packaging Corp.†	3,622	60,017
MeadWestvaco Corp.	11,436	380,933
Neenah Paper, Inc.	741	15,768
		536,956
Petrochemicals — 0.1%
Formosa Chemicals & Fibre Corp.(1)	16,000	59,792
Petronas Chemicals Group Bhd†(1)	10,400	24,446
TPC Group, Inc.†	693	27,179
		111,417
Pharmacy Services — 0.3%
Medco Health Solutions, Inc.†	10,600	599,112
Photo Equipment & Supplies — 0.0%
Altek Corp.(1)	12,282	17,904
Physicians Practice Management — 0.0%
Healthways, Inc.†	1,496	22,709
Platinum — 0.0%
Stillwater Mining Co.†	2,889	63,587
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,519	29,469
Harbin Power Equipment, Ltd.(1)	46,000	52,616
Powell Industries, Inc.†	817	29,821

Power-One, Inc.†	4,092	33,145
Schneider Electric SA(1)	394	65,826
		210,877
Precious Metals — 0.0%
Coeur d’Alene Mines Corp.†	1,038	25,182
Printing-Commercial — 0.3%
Deluxe Corp.	2,187	54,041
R.R. Donnelley & Sons Co.	22,900	449,069
		503,110
Private Equity — 0.0%
3i Group PLC(1)	15,756	71,075
Real Estate Investment Trusts — 1.2%
Agree Realty Corp.	1,234	27,555
American Capital Agency Corp.	942	27,422
Annaly Capital Management, Inc.	18,800	339,152
Anworth Mortgage Asset Corp.	3,283	24,655
Ashford Hospitality Trust, Inc.	3,031	37,736
AvalonBay Communities, Inc.	1,000	128,400
CBL & Associates Properties, Inc.	3,164	57,363
CFS Retail Property Trust(1)	12,628	24,640
CommonWealth REIT	6,281	162,301
Dexus Property Group(1)	18,634	17,632
Equity Residential	2,100	126,000
Extra Space Storage, Inc.	1,062	22,652
First Industrial Realty Trust, Inc.†	2,146	24,572
Glimcher Realty Trust	4,423	42,019
Invesco Mortgage Capital, Inc.	1,174	24,807
Lexington Realty Trust	4,596	41,962
LTC Properties, Inc.	1,754	48,796
Mission West Properties, Inc.	2,231	19,588
National Health Investors, Inc.	1,846	82,018
Newcastle Investment Corp.	2,952	17,063
Omega Healthcare Investors, Inc.	1,317	27,670
PS Business Parks, Inc.	824	45,402
Rayonier, Inc.	9,500	620,825
Saul Centers, Inc.	639	25,157
Simon Property Group, Inc.	1,800	209,214
Starwood Property Trust, Inc.	897	18,397
U-Store-It Trust	2,115	22,250
Universal Health Realty Income Trust	413	16,512
Urstadt Biddle Properties, Inc., Class A	1,306	23,652
Weyerhaeuser Co.	10,000	218,600
		2,524,012
Real Estate Management/Services — 0.1%
BR Malls Participacoes SA	13,599	155,539
Mitsubishi Estate Co., Ltd.(1)	2,000	35,110
		190,649
Real Estate Operations & Development — 0.4%
Cheung Kong Holdings, Ltd.(1)	5,000	73,531
Guangzhou R&F Properties Co., Ltd., Class H(1)	65,600	90,646
Hang Lung Group, Ltd.(1)	35,000	223,527
Henderson Land Development Co., Ltd.(1)	3,000	19,468
LSR Group	7,086	55,979
PDG Realty SA Empreendimentos e Participacoes	40,213	226,491
Soho China, Ltd.(1)	30,000	26,947
Wheelock & Co., Ltd.(1)	18,000	73,061
		789,650
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	2,262	17,214
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	2,866	48,980
Rent-A-Center, Inc.	1,602	48,957
		97,937
Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	1,122	23,125
WuXi PharmaTech Cayman, Inc. ADR†	1,418	24,900
		48,025
Retail-Apparel/Shoe — 1.0%
Aeropostale, Inc.†	967	16,923
ANN, Inc.†	2,513	65,589
Ascena Retail Group, Inc.†	1,309	44,571
Children’s Place Retail Stores, Inc.†	472	20,999
DSW, Inc., Class A†	2,046	103,548
Express, Inc.	1,095	23,871
Finish Line, Inc., Class A	2,959	63,323
Foot Locker, Inc.	16,300	387,288
Genesco, Inc.†	1,164	60,644
Inditex SA(1)	1,860	169,849
JOS. A. Bank Clothiers, Inc.†	1,258	62,913
Limited Brands, Inc.	13,900	534,455
Lojas Renner SA	2,030	77,394
Men’s Wearhouse, Inc.	1,039	35,014
Next PLC(1)	11,414	426,271
PVH Corp.	363	23,766
		2,116,418
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	5,300	309,997
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A	7,790	114,124
Retail-Building Products — 0.1%
Kingfisher PLC(1)	34,405	147,552
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	12,400	330,708
Retail-Consumer Electronics — 0.0%
GOME Electrical Appliances Holdings, Ltd.(1)	74,000	29,556
JB Hi-Fi, Ltd.(1)	693	12,744
		42,300
Retail-Convenience Store — 0.0%
Lawson, Inc.(1)	500	26,260
Retail-Discount — 0.7%
Costco Wholesale Corp.	2,200	178,728
Gordmans Stores, Inc.†	993	17,268
HSN, Inc.†	705	23,209
Wal-Mart Stores, Inc.	22,725	1,207,606
		1,426,811

Retail-Drug Store — 0.4%
CVS Caremark Corp.	11,500	432,170
Walgreen Co.	10,100	428,846
		861,016
Retail-Gardening Products — 0.0%
Tractor Supply Co.	368	24,612
Retail-Jewelry — 0.1%
Pandora A/S(1)	1,656	52,354
Signet Jewelers, Ltd.†	833	38,993
Zale Corp.†	2,608	14,605
		105,952
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	8,500	310,165
Retail-Major Department Stores — 0.4%
Hyundai Department Store Co., Ltd.(1)	688	112,010
Myer Holdings, Ltd.(1)	12,438	35,277
PPR(1)	401	71,414
TJX Cos., Inc.	12,000	630,360
		849,061
Retail-Misc./Diversified — 0.0%
CJ O Shopping Co., Ltd.(1)	268	57,927
Elders, Ltd.†(1)	5,801	2,315
		60,242
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	676	39,120
EzCorp, Inc., Class A†	2,716	96,622
		135,742
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	2,807	48,000
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	732	26,301
Retail-Regional Department Stores — 0.0%
PCD Stores Group, Ltd.(1)	252,000	58,839
Stage Stores, Inc.	1,915	32,172
		91,011
Retail-Restaurants — 0.3%
AFC Enterprises, Inc.†	6,968	114,624
Biglari Holdings, Inc.†	83	32,457
CEC Entertainment, Inc.	1,519	60,927
DineEquity, Inc.†	1,343	70,199
Domino’s Pizza, Inc.†	2,747	69,334
McDonald’s Corp.	2,969	250,346
Papa John’s International, Inc.†	609	20,255
Ruth’s Hospitality Group, Inc.†	1,451	8,140
		626,282
Rubber & Vinyl — 0.0%
JSR Corp.(1)	2,900	56,266
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	530	10,489
Satellite Telecom — 0.2%
EchoStar Corp., Class A†	6,069	221,094
GeoEye, Inc.†	820	30,668
Iridium Communications, Inc.†	10,102	87,382
Loral Space & Communications, Inc.†	659	45,781
		384,925
Savings & Loans/Thrifts — 0.2%
Flushing Financial Corp.	2,847	37,011
Hudson City Bancorp, Inc.	33,400	273,546
		310,557
Schools — 0.1%
Career Education Corp.†	2,189	46,298
ITT Educational Services, Inc.†	318	24,880
Lincoln Educational Services Corp.	1,968	33,751
		104,929
Seismic Data Collection — 0.2%
Cie Generale de Geophysique - Veritas†(1)	8,852	326,084
Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	7,900	309,206
Cirrus Logic, Inc.†	1,719	27,332
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	28,039	70,969
		407,507
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	56,700	737,667
ASML Holding NV(1)	705	25,974
Entegris, Inc.†	5,655	57,229
LTX-Credence Corp.†	4,884	43,663
Nova Measuring Instruments, Ltd.†	3,518	35,602
Teradyne, Inc.†	31,347	463,935
Veeco Instruments, Inc.†	529	25,609
		1,389,679
Shipbuilding — 0.2%
Samsung Heavy Industries Co., Ltd.(1)	1,670	74,984
Yangzijiang Shipbuilding Holdings, Ltd.(1)	294,000	351,068
		426,052
Silver Mining — 0.0%
Hecla Mining Co.†	2,951	22,693
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC(1)	8,947	493,993
Steel Pipe & Tube — 0.1%
Vallourec SA(1)	398	48,465
Valmont Industries, Inc.	1,008	97,161
		145,626
Steel-Producers — 0.1%
Voestalpine AG(1)	4,913	271,201
Sugar — 0.0%
Suedzucker AG(1)	1,157	41,114
Tate & Lyle PLC(1)	461	4,558
		45,672
Telecom Services — 0.4%
Allot Communications, Ltd.†	856	15,656

Amdocs, Ltd.†	8,015	243,576
BCE, Inc.	1,297	50,861
NeuStar, Inc., Class A†	1,723	45,143
NTELOS Holdings Corp.	1,882	38,430
Tele2 AB, Class B(1)	4,942	97,670
Telecom Corp. of New Zealand, Ltd.(1)	114,359	232,007
Telenet Group Holding NV†(1)	985	46,848
USA Mobility, Inc.	1,760	26,858
Virgin Media, Inc.	900	26,937
		823,986
Telecommunication Equipment — 0.4%
ADTRAN, Inc.	2,257	87,369
Harris Corp.	13,335	600,875
Nice Systems, Ltd. ADR†	1,045	37,996
Plantronics, Inc.	636	23,233
		749,473
Telephone-Integrated — 1.5%
AT&T, Inc.	21,088	662,374
Atlantic Tele-Network, Inc.	492	18,873
BT Group PLC(1)	140,976	457,276
Cincinnati Bell, Inc.†	9,661	32,075
Deutsche Telekom AG(1)	8,545	134,029
France Telecom SA(1)	10,716	227,965
Nippon Telegraph & Telephone Corp.(1)	10,500	510,567
Verizon Communications, Inc.	27,382	1,019,432
		3,062,591
Television — 0.1%
Metropole Television SA(1)	3,502	81,030
Sinclair Broadcast Group, Inc., Class A	3,432	37,683
		118,713
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,912	48,278
Therapeutics — 0.1%
Alexza Pharmaceuticals, Inc.†	8,696	15,827
BioMarin Pharmaceutical, Inc.†	870	23,673
ISTA Pharmaceuticals, Inc.†	4,917	37,591
Neurocrine Biosciences, Inc.†	1,035	8,332
Questcor Pharmaceuticals, Inc.†	2,834	68,299
Warner Chilcott PLC, Class A	3,708	89,474
YM Biosciences, Inc.†	2,166	6,086
		249,282
Tobacco — 0.8%
British American Tobacco PLC(1)	1,756	76,971
Imperial Tobacco Group PLC(1)	743	24,704
Japan Tobacco, Inc.(1)	65	250,850
Lorillard, Inc.	3,000	326,610
Philip Morris International, Inc.	15,188	1,014,103
		1,693,238
Tools-Hand Held — 0.0%
Asahi Diamond Industrial Co., Ltd.(1)	3,000	65,652
Toys — 0.0%
Nintendo Co., Ltd.(1)	100	18,832
Transactional Software — 0.1%
Longtop Financial Technologies, Ltd. ADR†(2)(3)	1,984	9,159
Synchronoss Technologies, Inc.†	1,908	60,541
VeriFone Systems, Inc.†	873	38,717
		108,417
Transport-Equipment & Leasing — 0.0%
Amerco, Inc.†	132	12,692
TAL International Group, Inc.	1,081	37,327
		50,019
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,376	66,268
CAI International, Inc.†	3,349	69,191
		135,459
Transport-Rail — 0.2%
Central Japan Railway Co.(1)	55	432,292
Genesee & Wyoming, Inc., Class A†	801	46,970
		479,262
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.(1)	51,000	60,623
Deutsche Post AG(1)	1,830	35,143
Hub Group, Inc., Class A†	642	24,178
Viterra, Inc.	564	6,128
		126,072
Transport-Truck — 0.0%
Hitachi Transport System, Ltd.(1)	1,400	23,940
Quality Distribution, Inc.†	1,329	17,303
		41,243
Travel Services — 0.0%
Kuoni Reisen Holding†(1)	45	17,407
TUI Travel PLC(1)	15,746	56,756
		74,163
Vitamins & Nutrition Products — 0.1%
GNC Holdings, Inc., Class A†	3,319	72,387
Omega Protein Corp.†	1,657	22,867
USANA Health Sciences, Inc.†	327	10,229
		105,483
Water Treatment Systems — 0.1%
Duoyuan Global Water, Inc. ADR†(2)	1,788	6,937
Nalco Holding Co.	9,600	266,976
		273,913
Web Hosting/Design — 0.0%
Web.Com Group, Inc.†	1,290	15,893
Web Portals/ISP — 0.3%
Baidu, Inc. ADR†	100	14,013
Google, Inc., Class A†	1,029	521,065
InfoSpace, Inc.†	1,441	13,142
		548,220
Wireless Equipment — 0.3%
American Tower Corp., Class A†	6,600	345,378
Aruba Networks, Inc.†	956	28,250
QUALCOMM, Inc.	3,593	204,046
Telefonaktiebolaget LM Ericsson, Class B(1)	3,103	44,629
Wistron NeWeb Corp.(1)	13,000	40,901
		663,204

Total Common Stock (cost $122,560,146)		143,331,135
CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co., Series B 4.75%	703	34,264
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	12
Oil Companies-Exploration & Production — 0.0%
Apache Corp. 6.00%	536	35,333
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust 5.75%	995	19,840
Total Convertible Preferred Stock (cost $104,602)		89,449
PREFERRED STOCK — 0.8%
Agricultural Chemicals — 0.0%
Vale Fertilizantes SA	599	9,062
Auto-Cars/Light Trucks — 0.2%
Porsche Automobil Holding SE(1)	1,120	88,840
Volkswagen AG(1)	1,100	226,793
		315,633
Banks-Commercial — 0.3%
Banco Bradesco SA ADR	20,104	411,931
Itau Unibanco Holding SA ADR	9,382	220,946
		632,877
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*(3)	28	26,315
GMAC Capital Trust I FRS 8.13%	1,740	44,544
		70,859
Diversified Minerals — 0.1%
Vale SA ADR	5,257	152,243
Electric-Integrated — 0.1%
Cia Paranaense de Energia	4,146	110,248
Medical-Biomedical/Gene — 0.0%
Biotest AG(1)	449	32,477
Networking Products — 0.0%
Lucent Technologies Capital Trust I 7.75%	24	23,610
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	6,694	205,372
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA(1)	1,293	89,644
Total Preferred Stock (cost $1,439,512)		1,642,025
ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.08% due 11/10/42*(6)(7)	$3,902,122	2,340
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.42% due 11/10/41*(6)(7)	974,682	13,646
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(7)	287,892	291,920
Banc of America Commercial Mtg., Inc. VRS Series 2007-2, Class A2 5.63% due 04/10/49(7)	49,406	49,852
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A2 5.12% due 12/11/38(7)	30,000	30,301
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A2 5.66% due 06/11/40(7)	27,009	27,914
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.13% due 12/11/49*(6)(7)	1,476,779	12,400
Commercial Mtg. Acceptance Corp. VRS Series 1998-C2, Class F 5.44% due 09/15/30*(3)(7)	632,861	655,884
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class XC 0.06% due 06/10/44*(6)(7)	3,650,286	20,678
Commercial Mtg. Pass Through Certs. VRS
Series 2005-LP5, Class XC
0.18% due 05/10/43*(6)(7)	1,160,839	11,101
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.19% due 12/10/46*(6)(7)	3,153,404	35,978
Conseco Finance Securitizations Corp. FRS Series 2002-1, Class M1A 2.24% due 12/01/33	118,000	105,570

Conseco Finance Securitizations Corp., Series 2001-1, Class A5 7.49% due 07/01/31	179,254	184,184
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	18,112	14,836
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.12% due 02/15/40*(6)(7)	835,666	5,927
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.15% due 09/15/39*(6)(7)	479,676	6,477
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C5, Class AX 0.20% due 12/15/39(6)(7)	1,354,318	21,805
Credit Suisse Mtg. Capital Certs., Series 2006-C5, Class A2 5.25% due 12/15/39(7)	84,692	85,231
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AAB 5.34% due 02/15/40(7)	56,000	58,656
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/49(7)	123,146	124,482
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 5.80% due 09/15/39(7)	64,557	65,821
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.73% due 05/15/38*(6)(7)	959,527	23,618
CS First Boston Mtg. Securities Corp. VRS Series 2003-CK2, Class G 5.74% due 03/15/36*(3)(7)	41,000	41,733
CS First Boston Mtg. Securities Corp. VRS Series 1998-C2, Class F 6.75% due 11/15/30*(3)(7)	44,000	47,457
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.07% due 07/10/45*(6)(7)	8,065,169	40,326
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.25% due 05/10/43*(3)(6)(7)	1,857,948	26,240
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.23% due 07/15/29(6)(7)	264,725	9,139
GMAC Commercial Mtg. Securities, Inc., Series 2004-C3, Class AJ 4.92% due 12/10/41(7)	35,000	34,239
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25	2,651	2,764
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	5,335	5,565
Green Tree Financial Corp. VRS Series 1997-6, Class M1 7.21% due 01/15/29	27,000	23,343
Green Tree Financial Corp. VRS Series 1997-6, Class A9 7.55% due 01/15/29	26,791	29,387
Green Tree Financial Corp. VRS Series 1999-5, Class A5 7.86% due 03/01/30	123,069	115,059
Greenpoint Manufactured Housing VRS Series 2000-3, Class IA 8.45% due 06/20/31	32,382	33,514
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(7)	26,000	26,303
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2 5.38% due 03/10/39(7)	38,396	39,061
GS Mtg. Securities Corp. II VRS Series 2003-C1, Class X1
0.84% due 01/10/40*(6)(7)	963,997	8,740
GS Mtg. Securities Corp. II VRS Series 2004-C1, Class X1 0.97% due 10/10/28*(6)(7)	31,508	3
GS Mtg. Securities Corp. II VRS
Series 2006-GG6, Class A2
5.51% due 04/10/38(7)	43,143	43,132
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.09% due 09/12/37*(6)(7)	1,733,661	13,557
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A2 5.29% due 05/15/45(7)	171,300	172,173
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class A2S 5.30% due 05/15/47(7)	110,000	111,424
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB17, Class A3 5.45% due 12/12/43(7)	20,000	20,420

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A3B 5.45% due 05/15/45(7)	63,000	65,812
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A3B 5.58% due 05/12/45(7)	171,000	177,025
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-C1, Class ASB 5.86% due 02/15/51(7)	29,000	31,125
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class A2 5.87% due 04/15/45(7)	8,693	8,685
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(3)(7)	7,657	7,645
JP Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(7)	19,318	19,935
LB Commercial Conduit Mtg. Trust VRS Series 2007-C3, Class A2 5.84% due 07/15/44(7)	164,000	168,213
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.10% due 11/15/40*(6)(7)	4,274,104	26,601
LB-UBS Commercial Mtg. Trust VRS Series 2006-C1, Class XCL 0.13% due 02/15/41*(6)(7)	4,398,709	43,985
LB-UBS Commercial Mtg. Trust VRS Series 2005-C5, Class XCL 0.17% due 09/15/40*(6)(7)	2,057,149	30,646
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.28% due 04/15/40*(6)(7)	3,337,854	25,323
LB-UBS Commercial Mtg. Trust VRS Series 2005-C3, Class XCL 0.41% due 07/15/40*(6)(7)	1,305,486	23,887
LB-UBS Commercial Mtg. Trust VRS Series 2003-C5, Class XCL 0.76% due 04/15/37*(6)(7)	81,467	818
LB-UBS Commercial Mtg. Trust, Series 2007-C7, Class A2 5.59% due 09/15/45(7)	139,000	142,534
Merit Securities Corp. FRS Series 11-PA, Class 3A1 0.81% due 04/28/27*(3)(9)	51,356	43,436
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.19% due 06/12/43*(6)(7)	1,803,893	19,662
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(7)	26,912	26,900
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A2 5.72% due 06/12/50(7)	67,351	68,853
Merrill Lynch/Countrywide Commercial Mtg. Trust FRS Series 2006-4, Class A2FL 0.31% due 12/12/49(7)	45,917	45,218
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class ASB 5.74% due 06/12/50(7)	31,000	32,797
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.50% due 05/15/44*(3)(6)(7)(10)	156,910	11,847
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.57% due 07/15/45*(3)(6)(7)(10)	234,229	14,054
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	7,487	7,274
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A 4.88% due 08/13/42(7)	86,521	87,259
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.61% due 04/15/49(7)	47,030	47,818
Morgan Stanley Capital I, Series 2007-IQ16, Class A2 5.62% due 12/12/49(7)	45,000	46,538
Morgan Stanley Capital I VRS Series 2007-IQ15, Class A2
5.84% due 06/11/49(7)	132,000	135,974
Morgan Stanley Capital I VRS Series 1998-CF1, Class D 7.35% due 07/15/32(7)	10,019	10,075
New Century Home Equity Loan Trust VRS Series 2003-5, Class AI7 5.15% due 11/25/33	15,134	15,256
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	66,589	65,226
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4
6.81% due 12/15/31(10)	53,285	46,791
Oakwood Mtg. Investors, Inc. VRS Series 2000-A, Class A3 7.95% due 03/15/22	31,872	25,479
Structured Asset Securities Corp. FRS Series 2004-NP2, Class A 0.54% due 06/25/34*(3)(9)(10)	28,526	21,965
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.10% due 04/15/42*(6)(7)	4,445,361	34,098
Wachovia Bank Commercial Mtg. Trust, Series 2007-C30, Class A3 5.25% due 12/15/43(7)	42,000	42,995

Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A2 5.62% due 07/15/45(7)	128,003	128,172
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C32, Class A2 5.74% due 06/15/49(7)	51,199	52,933
Total Asset Backed Securities (cost $4,887,758)		4,495,054
CONVERTIBLE BONDS & NOTES — 0.1%
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 3.00% due 08/15/24	20,000	22,225
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	13,000	22,279
Auto/Truck Parts & Equipment-Original — 0.0%
Meritor, Inc. Company Guar. Notes 4.00% due 02/15/27	20,000	19,281
Diversified Manufacturing Operations — 0.1%
Trinity Industries, Inc. Sub. Notes 3.88% due 06/01/36	25,000	26,093
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP Company Guar. Notes 5.50% due 04/15/29*	10,000	15,169
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/14	16,000	19,080
Total Convertible Bonds & Notes (cost $115,244)		124,127
U.S. CORPORATE BONDS & NOTES — 10.3%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/20	20,000	19,840
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18	10,000	10,475
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/17	25,000	26,375
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/17*	40,000	42,200
		68,575
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	10,000	10,475
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18*	40,000	42,000
United Technologies Corp. Senior Notes 5.70% due 04/15/40	5,000	5,356
		57,831
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	10,000	10,125
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	15,262
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	20,581	21,686
Continental Airlines, Inc. Pass Through Certs. Series 1997-4, Class A 6.90% due 07/02/19	5,316	5,628
Delta Air Lines, Inc. Pass Through Certs. Series 2010-1A 6.20% due 07/02/18	4,941	5,149
Delta Air Lines, Inc. Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/21	4,674	5,095
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1, Class G 7.15% due 04/01/21	24,687	24,687
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/24	12,723	12,691
		100,323
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	25,000	24,250

Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	50,000		51,875
			76,125
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	50,000		53,500
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*	23,000		25,070
American Axle & Manufacturing, Inc. Company Guar. Notes 5.25% due 02/11/14	15,000		14,813
Delphi Corp. Senior Notes 6.13% due 05/15/21*	20,000		19,750
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/16*(3)	20,000		20,550
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/20	25,000		25,437
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	15,000		15,712
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	20,000		21,050
TRW Automotive, Inc. Company Guar. Notes 6.38% due 03/15/14*(3)	EUR	80,000	121,233
Visteon Corp. Senior Notes 6.75% due 04/15/19*	25,000		24,125
			287,740
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/19*(3)	10,000		9,725
Allison Transmission, Inc. Company Guar. Notes 11.00% due 11/01/15*	35,000		37,275
Exide Technologies Senior Sec. Notes 8.63% due 02/01/18*	15,000		15,600
			62,600
Banks-Commercial — 0.1%
CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*	35,000		36,487
CIT Group, Inc. Sec. Notes 7.00% due 05/02/16*(3)	75,000		74,719
CIT Group, Inc. Sec. Notes 7.00% due 05/02/17*(3)	170,000		169,575
			280,781
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Limited Guar. Notes 1.25% due 06/01/77	105,000		85,009
Banks-Mortgage — 0.0%
Provident Funding Associates LP / PFG Finance Corp. Senior Notes 10.13% due 02/15/19*(3)	15,000		15,225
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*(3)	20,000		21,900
			37,125
Banks-Super Regional — 0.1%
Capital One Capital V Limited Guar. Notes 10.25% due 08/15/39	60,000		63,600
Wachovia Corp. Senior Notes 5.75% due 06/15/17	50,000		55,593
			119,193
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	45,000		49,163
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000		58,042
			107,205
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	54,000		67,934
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	61,000		83,900
			151,834
Broadcast Services/Program — 0.2%
Clear Channel Communications ,Inc. Senior Notes 5.50% due 09/15/14	30,000		26,250
Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	25,000		23,937

Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	15,000	13,538
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	115,000	125,350
XM Satellite Radio Holdings, Inc. Company Guar. Notes 13.00% due 08/01/14*	60,000	70,350
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/18*	40,000	41,800
		301,225
Building & Construction Products-Misc. — 0.2%
Associated Materials LLC Senior Sec. Notes 9.13% due 11/01/17*	35,000	34,912
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*(3)	10,000	10,050
Building Materials Corp. of America Senior Notes 6.88% due 08/15/18*(3)	15,000	15,300
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/20*(3)	15,000	15,713
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/20*	30,000	31,575
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/21*	10,000	9,250
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/18*	20,000	20,000
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	100,000	119,439
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/18*	10,000	9,475
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Senior Sec. Notes 8.63% due 12/01/17*(3)	40,000	39,950
USG Corp. Company Guar. Notes 8.38% due 10/15/18*	15,000	14,775
		320,439
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 6.88% due 07/15/15	10,000	8,875
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/18	20,000	17,250
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	20,000	17,200
DR Horton, Inc. Company Guar. Notes 7.88% due 08/15/11	10,000	10,055
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/18	50,000	49,187
Pulte Group, Inc. Company Guar. Notes 7.63% due 10/15/17	30,000	31,050
Pulte Group, Inc. Company Guar. Bonds 7.88% due 06/15/32	25,000	22,875
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	5,000	5,013
Standard Pacific Corp. Company Guar. Notes 8.38% due 01/15/21	10,000	9,800
Standard Pacific Corp. Company Guar. Notes 10.75% due 09/15/16	35,000	39,637
		210,942
Cable/Satellite TV — 0.4%
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/21*	10,000	10,450
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/18*	15,000	15,469
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/18	20,000	21,325
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	10,000	10,725
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/17	65,000	70,444
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	58,576	68,973
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	25,000	24,656
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/19	15,000	15,450
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*(3)	75,000	78,000

Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	51,017
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	27,072
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	11,289
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	14,000	14,403
DIRECTV Holdings LLC Company Guar. Notes 6.35% due 03/15/40	20,000	21,038
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	55,453
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	30,000	30,750
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	45,000	48,544
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11	10,000	10,088
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	15,788
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	32,212
Mediacom LLC / Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	20,000	21,100
TCI Communications, Inc. Senior Notes 7.88% due 02/15/26	5,000	6,412
Tele-Communications, Inc. Company Guar. Debentures 9.80% due 02/01/12	10,000	10,516
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	5,798
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	10,939
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	23,248
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	28,801
		739,960
Casino Hotels — 0.2%
Ameristar Casinos, Inc. Senior Notes 7.50% due 04/15/21*	30,000	30,937
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17*(11)	40,000	43,400
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	170,000	187,637
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	15,000	14,063
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	10,000	10,950
MGM Mirage, Inc. Senior Sec. Notes 10.38% due 05/15/14	5,000	5,675
MGM Resorts International Company Guar. Notes 6.88% due 04/01/16	10,000	9,375
MTR Gaming Group, Inc. Senior Sec. Notes 12.63% due 07/15/14	45,000	46,519
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/16*(3)	10,000	10,200
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	20,000	21,725
		380,481
Casino Services — 0.0%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	38,000	39,710
Cellular Telecom — 0.2%
Buccaneer Merger Sub, Inc. Senior Notes 9.13% due 01/15/19*	35,000	36,400
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	85,000	83,300
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	5,387
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/40*	45,000	45,249
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	15,000	14,850
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	65,000	68,819

NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	10,000	10,450
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16	50,000	58,000
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	15,000	14,981
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	80,000	87,900
		425,336
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/21	25,000	25,563
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	15,000	15,825
Chemtura Corp. Company Guar. Notes 7.88% due 09/01/18	10,000	10,475
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	75,000	96,708
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	100,000	111,250
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	55,000	56,100
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	30,000	32,100
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	30,000	32,550
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	20,000	22,466
TPC Group LLC Senior Sec. Notes 8.25% due 10/01/17*(3)	35,000	36,313
		439,350
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	25,000	26,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	15,000	15,375
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. Company Guar. Notes 8.38% due 03/01/15*(3)	20,000	20,250
		61,625
Chemicals-Specialty — 0.1%
Ferro Corp. Senior Notes 7.88% due 08/15/18	55,000	57,062
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20	35,000	38,150
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21	15,000	16,313
Kraton Polymers LLC/Kraton Polymers Capital Corp. Senior Notes 6.75% due 03/01/19	5,000	5,000
		116,525
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	25,000	25,094
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	20,000	20,050
Arch Coal, Inc.
Company Guar. Notes
7.00% due 06/15/19*	30,000	29,925
Arch Coal, Inc.
Company Guar. Notes 7.25% due 10/01/20	35,000	35,612
Arch Western Finance LLC Company Guar. Notes 6.75% due 07/01/13	3,000	3,004
Consol Energy, Inc. Company Guar. Notes 6.38% due 03/01/21*	5,000	4,975
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	40,000	43,600
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	70,000	76,300
James River Escrow, Inc. Senior Notes 7.88% due 04/01/19*	10,000	9,900
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	25,000	26,875
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	65,000	73,450
		348,785

Commercial Services — 0.1%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(11)	15,000	15,262
Brickman Group Holdings, Inc. Senior Notes 9.13% due 11/01/18*(3)	10,000	10,075
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	35,000	35,000
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/15(11)	50,000	50,750
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/20	20,000	20,700
PHH Corp. Senior Notes 9.25% due 03/01/16	20,000	21,875
		153,662
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 11.00% due 02/01/19*(3)	25,000	25,063
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18*	65,000	70,687
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	73,000	71,175
		166,925
Computer Graphics — 0.0%
Eagle Parent, Inc. Senior Notes 8.63% due 05/01/19*	15,000	14,456
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(3)	30,000	31,575
Computer Sciences Corp. Senior Notes 6.50% due 03/15/18	19,000	20,348
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	35,000	35,350
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	24,000	24,840
		112,113
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,611
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18	5,000	5,275
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20	30,000	32,325
		37,600
Consumer Products-Misc. — 0.2%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/18	40,000	41,300
Fortune Brands, Inc. Senior Notes 3.00% due 06/01/12	50,000	50,701
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	95,000	98,681
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18*	15,000	15,713
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18	25,000	26,187
Scotts Miracle-Gro Co. Senior Notes
6.63% due 12/15/20*	30,000	30,675
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18(3)	20,000	21,900
Spectrum Brands Holdings, Inc. Company Guar. Notes 12.00% due 08/28/19(11)	18,781	20,753
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	60,000	61,800
YCC Holdings LLC / Yankee Finance, Inc. Senior Notes 10.25% due 02/15/16*(11)	20,000	20,050
		387,760
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	15,000	15,150
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. FRS Sec. Notes 4.12% due 09/15/14	20,000	18,600
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	20,000	19,850
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/21	5,000	4,837

Graham Packaging Co. LP/GPC Capital Corp. I Company Guar. Notes 8.25% due 01/01/17	15,000	16,725
Pregis Corp. VRS Company Guar. Notes 12.38% due 10/15/13	20,000	19,825
Sealed Air Corp. Senior Notes 5.63% due 07/15/13*	14,000	14,716
Sealed Air Corp. Senior Notes 7.88% due 06/15/17	15,000	16,232
		110,785
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/21	30,000	31,237
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	70,000	75,250
		106,487
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17	20,000	21,225
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20	10,000	10,613
First Data Corp. Senior Sec. Notes 7.38% due 06/15/19*	15,000	15,112
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(12)	218,084	226,262
First Data Corp. Company Guar. Notes 12.63% due 01/15/21*(3)	65,000	69,550
		342,762
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.38% due 11/01/18	25,000	25,313
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	10,175
		35,488
Direct Marketing — 0.1%
Affinion Group Holdings, Inc. Company Guar. Notes 11.63% due 11/15/15*	30,000	30,000
Affinion Group, Inc. Senior Notes 7.88% due 12/15/18*	40,000	37,400
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	45,000	46,462
		113,862
Diversified Banking Institutions — 0.3%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/17*	25,000	24,833
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	20,000	20,900
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	20,000	21,250
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	20,000	22,350
BankAmerica Capital III FRS Limited Guar. Notes 0.85% due 01/15/27	35,000	28,293
Bank of America Corp. FRS Bank Guar. Notes 1.25% due 12/18/28	45,000	36,951
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	31,439
Citigroup, Inc. Sub. Notes 5.63% due 08/27/12	35,000	36,564
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	55,902
Deutsche Bank Capital Funding Trust VII FRS Jr. Sub. Notes 5.63% due 01/19/16*(4)	15,000	13,200
GMAC LLC FRS Company Guar. Notes 2.45% due 12/01/14	21,000	20,085
GMAC LLC Sub. Notes 8.00% due 12/31/18(3)	20,000	21,400
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	27,209
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	25,000	25,000
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	45,000	52,359
JPMorgan Chase Capital XVIII Limited Guar. Bonds 6.95% due 08/01/66	37,000	36,748

JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	28,178
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/77	138,000	109,122
		611,783
Diversified Financial Services — 0.1%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	30,000	30,450
General Electric Capital Corp. FRS Senior Notes 0.47% due 05/11/16	45,000	42,783
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	140,000	158,482
		231,715
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Sub. Notes 6.38% due 11/15/67	90,000	92,137
Griffon Corp. Company Guar. Notes 7.13% due 04/01/18*	10,000	10,038
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000	17,387
		119,562
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	40,000	41,500
E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	35,000	34,037
Expedia, Inc. Company Guar. Notes 7.46% due 08/15/18	10,000	11,175
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	50,000	54,500
		99,712
Electric-Distribution — 0.0%
Aquila, Inc. Senior Notes 11.88% due 07/01/12	45,000	49,579
Electric-Generation — 0.1%
AES Corp. Senior Notes 7.38% due 07/01/21*	20,000	20,300
AES Corp. Senior Notes 8.00% due 10/15/17	110,000	116,600
Bruce Mansfield Unit 1 Pass Through Certs. Series 2001-2 6.85% due 06/01/34	19,394	20,792
Edison Mission Energy Senior Notes 7.20% due 05/15/19	40,000	31,800
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	10,062
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	13,500
		213,054
Electric-Integrated — 0.5%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,643
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	20,078
CMS Energy Corp. FRS Senior Notes 1.23% due 01/15/13	25,000	24,750
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	25,952
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	28,838
Dominion Resources, Inc. FRS Jr. Sub Notes 6.30% due 09/30/66	105,000	102,506
Energy East Corp. Company Guar. Notes 6.75% due 07/15/36	10,000	10,448
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	19,000	19,333
Energy Future Holdings Corp. VRS Senior Sec. Notes 10.00% due 01/15/20	15,000	15,922
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/19	36,000	36,720
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 10.00% due 12/01/20	16,000	17,063
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,000	2,037
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	35,000	38,798

Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	12,487	13,307
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	26,922
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	5,637
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	11,536
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	10,000	11,695
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	20,000	26,134
NV Energy, Inc. Senior Notes 6.25% due 11/15/20	20,000	20,998
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	20,000	20,542
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	10,973
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	16,963
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	22,539
PPL Energy Supply LLC Senior Notes 5.70% due 10/15/35	10,000	10,777
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/67	40,000	40,000
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	22,000	22,535
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	5,000	5,831
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 11.25% due 11/01/16(11)	64,811	42,127
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	25,000	24,562
Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc. Senior Sec. Notes 15.00% due 04/01/21*	25,000	20,500
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*	60,000	77,103
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	23,485
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/67	125,000	125,781
		933,035
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(3)	20,000	22,747
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	16,753
		39,500
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20	10,000	10,300
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	5,000	5,225
Freescale Semiconductor, Inc.
Senior Sec. Notes
9.25% due 04/15/18*	40,000	43,100
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	10,000	11,100
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20*(3)	30,000	33,900
		103,625
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/20	30,000	31,800
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/17	20,000	21,150
Finance-Auto Loans — 0.0%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	15,000	15,038
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/35	100,000	94,500
SLM Corp. Senior Notes 8.00% due 03/25/20	30,000	32,214

SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	16,464
		143,178
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	85,000	107,762
Capital One Capital III Limited Guar. Bonds 7.69% due 08/01/66	15,000	15,337
		123,099
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	68,456
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	47,500
E*Trade Financial Corp. Senior Notes 6.75% due 06/01/16	20,000	19,600
E*Trade Financial Corp. Senior Notes 12.50% due 11/30/17(11)	20,000	23,400
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	70,953
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/18	60,000	66,385
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	32,160
		328,454
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/15	40,000	39,700
Finance-Other Services — 0.1%
Beaver Valley Funding Corp. Senior Sec. Notes 9.00% due 06/01/17	21,000	23,004
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/21*(3)	45,000	44,728
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/16	20,000	20,525
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/18	75,000	76,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	20,000	20,750
		185,132
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	40,000	39,600
Dean Foods Co. Senior Notes 9.75% due 12/15/18*(3)	10,000	10,625
		50,225
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/21*	85,000	82,662
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/14	40,000	46,000
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	65,000	75,400
Tyson Foods, Inc. Senior Notes 8.25% due 10/01/11	20,000	20,075
Tyson Foods, Inc.
Company Guar. Notes
10.50% due 03/01/14	35,000	41,563
		265,700
Food-Misc. — 0.2%
Bumble Bee Acquisition Corp. Senior Sec. Notes 9.00% due 12/15/17*(3)	30,000	30,150
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	20,291
Dole Food Co., Inc. Senior Sec. Notes 8.00% due 10/01/16*	20,000	20,950
Dole Food Co., Inc. Senior Sec. Notes 13.88% due 03/15/14	19,000	22,753
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,645
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	5,000	5,937
Kraft Foods, Inc. Senior Notes 6.13% due 08/23/18	20,000	22,936
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	113,000	125,517
Michael Foods, Inc. Senior Notes 9.75% due 07/15/18*(3)	20,000	21,400

Reddy Ice Corp. Senior Sec. Notes 11.25% due 03/15/15	35,000	35,788
		311,367
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	17,277
The Kroger Co. Company Guar. Notes 6.75% due 04/15/12	10,000	10,456
		27,733
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	91,587
Service Corp. International Senior Notes 7.00% due 05/15/19	15,000	15,788
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/19*	25,000	24,969
		132,344
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.00% due 03/01/14	40,000	39,650
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/19*	25,000	25,250
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15†*(5)	50,000	4,500
Pinnacle Entertainment, Inc. Company Guar. Notes 7.50% due 06/15/15	35,000	35,612
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/17	10,000	10,738
		115,750
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	23,130
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	12,756
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	16,541
		52,427
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	102,500
Home Furnishings — 0.0%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	20,000	20,050
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	35,000	38,850
		58,900
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	25,000	25,517
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15	18,000	19,530
Human Resources — 0.0%
CDRT Merger Sub, Inc. Company Guar. Notes 8.13% due 06/01/19*	15,000	15,000
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/17*	80,000	81,200
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	30,000	31,350
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	105,000	76,388
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	10,400
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	55,000	57,475
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,950
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/21*	85,000	84,787
		362,550
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	5,000	5,100
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	25,000	25,437
USI Holdings Corp. FRS Company Guar. Notes 4.14% due 11/15/14*(3)	5,000	4,650

Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	5,452
		40,639
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/40	20,000	19,845
Aflac, Inc. Senior Notes 6.90% due 12/17/39	30,000	31,389
CNO Financial Group, Inc. Senior Sec. Notes 9.00% due 01/15/18*	25,000	26,500
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	10,730
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(3)	20,000	18,699
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	48,923
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,793
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	17,789
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	45,000	51,205
		241,873
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/34	30,000	30,104
CNA Financial Corp. Senior Notes 5.75% due 08/15/21	10,000	10,326
CNA Financial Corp. Senior Notes 6.50% due 08/15/16	25,000	27,901
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	65,000	65,756
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/40	25,000	25,503
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	50,000	53,875
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	16,344
MetLife, Inc. Junior. Sub. Notes 6.40% due 12/15/66	45,000	43,875
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	64,017
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(3)	15,000	16,654
		354,355
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*(3)	35,000	32,532
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/07/67*(3)	10,000	9,555
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*(3)	20,000	26,550
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	45,000	62,345
		130,982
Insurance-Property/Casualty — 0.1%
OneBeacon US Holdings, Inc. Company Guar. Notes 5.88% due 05/15/13	13,000	13,592
The Progressive Corp. FRS Jr. Sub. Notes 6.70% due 06/15/67	120,000	124,656
		138,248
Investment Management/Advisor Services — 0.0%
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	40,000	40,900
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/17*	40,000	41,800
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Senior Sec. Notes 8.13% due 12/01/16	55,000	59,400
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	8,273
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	20,000	22,205
		30,478

Medical Products — 0.0%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	40,000	43,600
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/19	20,000	20,250
		63,850
Medical-Biomedical/Gene — 0.0%
Talecris Biotherapeutics Holdings Corp. Company Guar. Notes 7.75% due 11/15/16	5,000	5,668
Medical-Drugs — 0.0%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/19*	20,000	20,500
Giant Funding Corp. Sec. Notes 8.25% due 02/01/18*	25,000	26,062
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/17*	5,000	4,900
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/18*	15,000	14,700
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/20*	5,000	4,838
		71,000
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	11,454
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	17,508
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	25,000	25,580
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*(3)	30,000	31,875
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	5,046
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	27,335
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	41,805
		160,603
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	35,000	36,925
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	65,000	66,950
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/21*	35,000	36,313
HCA, Inc. Sec. Notes 9.25% due 11/15/16	35,000	37,144
HCA, Inc. Sec. Notes 9.63% due 11/15/16(11)	42,000	44,678
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16	45,000	46,687
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	55,000	54,312
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	8,000	7,920
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20	35,000	35,569
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	15,000	16,556
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	90,000	96,525
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	8,000	9,090
United Surgical Partners Company Guar. Notes 8.88% due 05/01/17	15,000	15,675
Vanguard Health Systems, Inc. Senior Notes 10.38% due 02/01/16	35,000	23,056
		527,400
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP Senior Notes 7.75% due 02/15/19*	25,000	25,563
Kindred Healthcare, Inc. Company Guar. Notes 8.25% due 06/01/19*	5,000	4,975
		30,538
Medical-Outpatient/Home Medical — 0.0%
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(3)(11)	16,477	16,930

Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(3)	15,000	15,488
		32,418
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	69,000	75,383
Multimedia — 0.1%
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	20,000	21,118
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	20,000	21,495
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	24,469
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	11,949
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	35,000	40,734
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/23	10,000	13,455
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	25,000	31,739
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/21	10,000	10,132
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/32	45,000	54,331
		229,422
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	30,000	32,513
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	5,000	5,021
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	15,000	16,352
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	5,000	4,881
		58,767
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/21	20,000	19,783
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	25,000	27,906
Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/17*	20,000	20,900
Laredo Petroleum, Inc. Senior Notes 9.50% due 02/15/19*	20,000	21,100
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/40	45,000	55,928
Unit Corp. Company Guar. Notes 6.63% due 05/15/21	10,000	9,947
		107,875
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	15,000	16,884
Anadarko Petroleum Corp.
Senior Notes
6.38% due 09/15/17	5,000	5,732
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15	15,000	15,150
Brigham Exploration Co. Company Guar. Notes 6.88% due 06/01/19*	5,000	4,962
Brigham Exploration Co. Company Guar. Notes 8.75% due 10/01/18	25,000	27,250
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	50,000	51,500
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	60,000	62,100
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/20	25,000	27,000
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	21,800
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/22	30,000	30,075
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	15,000	15,000
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	45,000	49,050

EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	16,823
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/18	80,000	77,800
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/19*	35,000	35,000
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/31	15,000	18,028
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*(3)	30,000	27,450
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	69,000	70,035
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	45,000	49,950
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	85,000	87,550
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	10,000	9,850
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/16	45,000	51,525
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	15,525
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	40,000	44,300
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	5,000	5,062
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/18*	15,000	15,300
SM Energy Co. Senior Notes 6.63% due 02/15/19*	15,000	15,037
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/14	50,000	53,750
		919,488
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	35,000	36,106
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	50,000	52,250
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	32,000	34,320
		86,570
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(3)	5,000	5,196
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/40*(3)	20,000	23,069
		28,265
Oil-Field Services — 0.1%
Frac Tech Services LLC/Frac Tech Finance, Inc. Company Guar. Notes 7.13% due 11/15/18*	35,000	35,525
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	85,000	87,550
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21	25,000	25,000
Weatherford International, Inc.
Company Guar. Notes
6.35% due 06/15/17	5,000	5,659
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	5,311
		159,045
Paper & Related Products — 0.1%
Exopack Holding Corp. Company Guar. Notes 10.00% due 06/01/18*	20,000	19,850
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	45,000	45,861
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	10,000	11,511
International Paper Co. Senior Notes 7.30% due 11/15/39	5,000	5,439
International Paper Co. Senior Notes 7.95% due 06/15/18	11,000	13,098
International Paper Co. Senior Notes 8.70% due 06/15/38	5,000	6,220
International Paper Co. Senior Notes 9.38% due 05/15/19	56,000	71,513
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	35,000	32,637

Temple-Inland, Inc. Senior Notes 6.88% due 01/15/18	25,000	27,621
Verso Paper Holdings LLC / Verso Paper, Inc. FRS Sec. Notes 4.02% due 08/01/14	5,000	4,613
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19*	15,000	13,350
		251,713
Pipelines — 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/21*	22,000	21,725
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	45,000	47,925
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*	20,000	21,199
Duke Capital Corp. Senior Notes 8.00% due 10/01/19	15,000	18,349
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	96,167
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	40,715
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	37,928
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	10,000	11,194
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	35,000	37,100
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/21	15,000	14,675
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	50,000	48,456
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/16	40,000	40,633
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	25,000	24,830
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,396
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/18	10,000	11,339
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/21	15,000	14,813
The Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	22,000	25,678
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	18,592
		536,714
Printing-Commercial — 0.0%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18	30,000	29,100
Cenveo Corp. Company Guar. Notes 10.50% due 08/15/16*	10,000	9,825
		38,925
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	91,000	99,076
Private Equity — 0.0%
CKE Holdings, Inc.
Senior Notes
10.50% due 03/14/16*(11)	15,000	14,438
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*(3)	60,000	68,040
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/18*	20,000	23,342
		91,382
Publishing-Books — 0.0%
TL Acquisitions, Inc. Company Guar. Notes 10.50% due 01/15/15*	50,000	45,250
Publishing-Newspapers — 0.0%
The McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	20,000	21,250
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/18*	25,000	26,250

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	50,000	54,625
Vulcan Materials Co. Senior Notes 7.50% due 06/15/21	10,000	9,987
		64,612
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19	20,000	21,750
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*(3)	64,000	69,440
		91,190
Radio — 0.0%
Cumulus Media, Inc. Company Guar. Notes 7.75% due 05/01/19*	35,000	33,775
Real Estate Investment Trusts — 0.3%
Camden Property Trust Senior Notes 4.88% due 06/15/23	60,000	58,548
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/20	35,000	40,130
Duke Realty LP Senior Notes 6.25% due 05/15/13	5,000	5,388
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	11,121
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/19*	40,000	38,600
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/14	47,000	52,757
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	21,824
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/21*	15,000	14,738
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	26,595
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	10,000	10,014
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/22*(3)	84,000	82,845
Sabra Health Care LP / Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	10,000	10,000
Simon Property Group LP Senior Notes 5.65% due 02/01/20	38,000	41,055
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	22,427
Simon Property Group LP Senior Notes 10.35% due 04/01/19	11,000	15,226
Tanger Properties LP Senior Notes 6.13% due 06/01/20	15,000	16,588
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	60,000	63,194
Vornado Realty LP Senior Notes 4.25% due 04/01/15	35,000	36,327
		567,377
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/20	10,000	10,275
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	35,000	40,556
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/19*	10,000	9,900
Realogy Corp. Company Guar. Notes 11.50% due 04/15/17	45,000	45,675
		106,406
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	50,000	5
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	30,525
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	10,000	10,675
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18*	15,000	15,450
Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	2,000	2,050

RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	20,000	19,900
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	20,000	22,300
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	15,000	15,187
United Rentals North America, Inc. Company Guar. Notes 9.25% due 12/15/19	5,000	5,425
		121,512
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18	5,000	5,338
Universal City Development Partners, Ltd./UCDP Finance, Inc. Company Guar. Notes 8.88% due 11/15/15	75,000	83,437
		88,775
Retail-Apparel/Shoe — 0.0%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/19*	25,000	24,750
Giraffe Acquisition Corp. Senior Notes 9.13% due 12/01/18*	15,000	14,100
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	45,000	46,013
		84,863
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	31,950
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/20	25,000	26,454
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/18	25,000	26,063
United Auto Group Company Guar. Notes 7.75% due 12/15/16	50,000	51,000
		77,063
Retail-Drug Store — 0.1%
CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/62	30,000	29,213
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	77,944	92,352
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	35,000	34,737
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	10,000	10,775
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	10,000	9,125
		176,202
Retail-Fabric Store — 0.0%
Needle Merger Sub Corp. Senior Notes 8.13% due 03/15/19*(3)	25,000	25,188
Retail-Jewelry — 0.0%
Claire’s Escrow Corp. Sec. Notes 8.88% due 03/15/19*	25,000	23,375
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/20*	20,000	21,050
Retail-Major Department Stores — 0.0%
Sears Holdings Corp.
Senior Sec. Notes
6.63% due 10/15/18*	46,000	42,665
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/18*(3)	20,000	21,250
Retail-Propane Distribution — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	15,000	14,175
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21*	35,000	35,000
		49,175
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	33,677
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	50,000	50,000
		83,677
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/18	25,000	26,625

CKE Restaurants, Inc. Senior Sec. Notes 11.38% due 07/15/18	50,000	54,625
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	45,000	50,052
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	35,000	37,450
DineEquity, Inc. Senior Notes 9.50% due 10/30/18*	35,000	37,975
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15*(3)	15,000	16,050
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	18,000	19,396
McDonald’s Corp. Senior Notes 6.30% due 10/15/37	22,000	25,552
Roadhouse Financing, Inc. Senior Sec. Notes 10.75% due 10/15/17*(3)	20,000	21,000
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	70,000	77,525
		366,250
Retail-Toy Stores — 0.1%
Toys R Us - Delaware, Inc. Senior Sec. Notes 7.38% due 09/01/16*	10,000	10,100
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	75,000	83,437
		93,537
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	3,000	3,375
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	20,000	20,350
EH Holding Corp. Senior Notes 7.63% due 06/15/21*	40,000	40,800
		61,150
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/15	23,000	22,425
Semiconductor Equipment — 0.0%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/18	50,000	56,481
Special Purpose Entities — 0.0%
Capital One Capital IV FRS Limited Guar. Notes 6.75% due 02/05/82	30,000	30,413
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*(3)	31,524	31,570
		61,983
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18*	40,000	42,000
Steel-Producers — 0.1%
JMC Steel Group Senior Notes 8.25% due 03/15/18*(3)	10,000	10,150
Ryerson Holding Corp. Senior Sec. Notes zero coupon due 02/01/15	10,000	5,200
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	70,000	74,375
Steel Dynamics, Inc.
Company Guar. Notes 7.38% due 11/01/12	10,000	10,550
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	20,000	21,000
		121,275
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/21	20,000	21,288
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	36,138
		57,426
Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	90,000	96,412
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	30,000	31,500
PAETEC Holding Corp. Senior Notes 9.88% due 12/01/18*	30,000	31,088
Qwest Corp. Senior Notes 8.88% due 03/15/12	35,000	36,837
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16	60,000	63,825

SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	5,000	5,350
SBA Tower Trust Sec. Notes 5.10% due 04/15/17*	55,000	58,310
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	62,488
West Corp. Company Guar. Notes 7.88% due 01/15/19*(3)	25,000	24,250
West Corp. Company Guar. Notes 8.63% due 10/01/18*	15,000	15,150
		425,210
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/19*	35,000	33,862
Avaya, Inc. Company Guar. Notes 9.75% due 11/01/15	40,000	40,800
Avaya, Inc. Company Guar. Notes 10.13% due 11/01/15(11)	15,000	15,413
CommScope, Inc. Senior Notes 8.25% due 01/15/19*	25,000	25,750
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	25,000	22,500
		138,325
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 5.35% due 09/01/40	18,000	17,062
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	72,496
AT&T, Inc. Senior Notes 6.30% due 01/15/38	50,000	52,949
Bellsouth Capital Funding Corp. Senior Notes 7.88% due 02/15/30	5,000	6,165
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	40,000	37,764
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	20,000	19,238
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	15,188
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	40,000	38,000
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	5,000	5,425
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	25,000	27,187
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	75,000	81,750
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	46,000	47,322
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/19*	20,000	20,850
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/22	25,000	29,827
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	60,000	60,900
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	155,000	146,862
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	19,517
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	21,312
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	26,367
Windstream Corp. Company Guar. Notes 7.75% due 10/01/21	25,000	26,125
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	45,000	47,756
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	5,000	5,425
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	10,000	10,600
		836,087
Television — 0.1%
Gray Television, Inc. Senior Sec. Notes 10.50% due 06/29/15	40,000	41,600
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/21*(3)	25,000	24,937

Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	50,000	59,672
		126,209
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Senior Sub. Notes 9.75% due 12/01/20*	50,000	51,125
Cinemark USA, Inc. Senior Sub. Notes 7.38% due 06/15/21*	5,000	4,975
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	20,000	21,900
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	15,000	15,525
		93,525
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	30,000	39,118
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	30,000	39,424
		78,542
Transport-Air Freight — 0.0%
AMGH Merger Sub, Inc. Company Guar. Notes 9.25% due 11/01/18*(3)	35,000	36,925
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/19	4,000	4,244
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	15,000	14,739
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/18	15,000	17,008
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	15,000	15,452
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	20,000	19,707
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17	49,000	53,777
Union Pacific Railroad Co. Pass Thru Certs. Series 2004-2 5.21% due 09/30/14*(3)	10,000	10,748
		135,675
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/18	40,000	42,300
Western Express, Inc. Senior Sec. Notes 12.50% due 04/15/15*(3)	35,000	33,075
		75,375
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/16	45,000	39,600
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	35,000	32,200
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	10,000	8,600
Travelport LLC/Travelport, Inc. Company Guar. Notes 9.00% due 03/01/16	20,000	17,850
		98,250
Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000	28,194
American Tower Corp. Senior Notes 7.25% due 05/15/19	51,000	57,536
Crown Castle International Corp. Senior Notes 7.13% due 11/01/19	10,000	10,525
		96,255
Total U.S. CORPORATE BONDS & NOTES (cost $20,044,103)		20,981,958
FOREIGN CORPORATE BONDS & NOTES — 1.3%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	80,000	100,374
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*	5,000	5,256
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*(3)	10,000	10,463
HBOS PLC Sub. Notes 6.00% due 11/01/33*(3)	50,000	38,110
Santander Issuances S.A Bank Guar. Notes 5.91% due 06/20/16*(3)	100,000	101,771
		255,974
Banks-Money Center — 0.0%
Lloyds TSB Bank PLC Bank Guar. Notes 6.38% due 01/21/21	60,000	62,463

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/21*(3)	10,000	9,938
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.38% due 03/01/14	30,000	33,647
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	29,499
		63,146
Commercial Services-Finance — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	30,000	32,925
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	25,000	26,250
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	103,203
Diversified Financial Services — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/25	5,000	4,825
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 02/01/18*(3)	40,000	40,600
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	25,000	25,500
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	3,000	3,631
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	34,000	40,630
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	6,000	7,583
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	16,798
		134,742
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/25	91,000	114,113
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/39*	35,000	40,939
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/21*	70,000	72,516
		113,455
Finance-Investment Banker/Broker — 0.1%
Credit Suisse Guernsey, Ltd. FRS Jr. Sub. 5.86% due 05/15/17(4)	50,000	47,775
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/21*(3)	60,000	60,364
		108,139
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/21	35,000	35,705
Investment Companies — 0.0%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	25,000	27,187
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	5,000	5,373
		32,560
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	35,000	35,219
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/20	55,000	59,400
		94,619
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/40	35,000	33,878
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	25,000	33,126
		67,004
Non-Ferrous Metals — 0.0%
Thompson Creek Metals Co., Inc. Company Guar. Notes 7.38% due 06/01/18*(3)	15,000	14,700
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/41	25,000	25,629
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. 7.50% due 05/01/31	125,000	144,384
Compton Petroleum Finance Corp. Company Guar. Notes 10.00% due 09/15/17	20,217	14,657

MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/21*	25,000	25,125
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14†(5)(18)	75,000	30,750
OPTI Canada, Inc. Sec. Notes 8.25% due 12/15/14†(5)(18)	35,000	14,525
OPTI Canada, Inc. Senior Sec. Notes 9.00% due 12/15/12*(18)	5,000	5,025
OPTI Canada, Inc. Senior Sec. Notes 9.75% due 08/15/13*(18)	10,000	9,925
		244,391
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	10,000	10,198
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/16	20,000	20,366
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	50,000	51,269
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41(3)	15,000	16,007
Statoil ASA Company Guar. Notes 5.10% due 08/17/40	30,000	29,248
		127,088
Oil-Field Services — 0.0%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/19*	20,000	19,700
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	10,961
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	15,000	15,473
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/19	35,000	45,200
		91,334
Paper & Related Products — 0.0%
Catalyst Paper Corp. Senior Sec. Notes 11.00% due 12/15/16*(3)	15,000	12,825
JSG Funding PLC Senior Sub. Notes 7.75% due 04/01/15	30,000	30,300
		43,125
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	60,000	60,316
Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Company Guar. Notes 11.25% due 02/04/17	140,000	150,325
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/21*	40,000	39,750
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16	55,000	58,300
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(11)	61,093	65,675
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17*(3)(11)	25,000	26,875
		340,925
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. FRS Senior Sec. Notes 2.06% due 02/15/12*	18,750	18,601
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/39	30,000	30,333
ArcelorMittal Senior Notes 9.85% due 06/01/19	25,000	31,693
		62,026
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13	150,000	166,275
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	100,000	113,250
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 8.75% due 03/01/31	25,000	33,647
Koninklijke KPN NV Senior Notes 8.38% due 10/01/30	5,000	6,432
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	20,000	21,774
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	10,000	10,152

Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	27,559
		99,564
Total Foreign Corporate Bonds & Notes (cost $2,614,457)		2,666,285
LOANS(3)(15)(16) — 0.1%
Electric-Integrated — 0.1%
TXU Energy 3.79% due 10/10/17 (cost $80,418)	90,398	75,853
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	25,000	27,239
Ohio State University Revenue Bonds 4.91% due 06/01/40	15,000	14,252
State of California General Obligations Bonds 7.50% due 04/01/34	30,000	33,930
State of Illinois General Obligation Bonds 4.07% due 01/01/14	35,000	36,172
State of Illinois General Obligation Bonds 4.42% due 01/01/15	10,000	10,227
Total Municipal Bonds & Notes (cost $115,213)		121,820
U.S. GOVERNMENT AGENCIES — 2.9%
Federal Home Loan Mtg. Corp. — 0.6%
3.50% due 01/01/41	985,822	942,558
5.50% due 04/01/20	106,315	115,310
5.50% due 06/01/35	30,667	33,361
7.50% due 10/01/29	17,410	20,245
Federal Home Loan Mtg. Corp., REMIC FRS Series 3003, Class XF 0.00% due 07/15/35(9)	5,491	5,407
Federal Home Loan Mtg. Corp., REMIC
Series 3485, Class SI
6.36% due 07/15/36(6)(9)(13)	108,905	18,414
Series 3287, Class SE
6.51% due 03/15/37(6)(9)(13)	57,647	9,783
Series 2990, Class LB
16.47% due 06/15/34(9)(13)	51,528	63,460
Series 3065, Class DC
19.30% due 03/15/35(9)(10)(13)	60,119	80,086
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS
Series T-51, Class 1AIO
0.02% due 09/25/43(6)(9)	85,943	36
Series T-56, Class 2IO
0.12% due 05/25/43(6)(9)	155,774	15
Series T-56, Class 1IO
0.29% due 05/25/43(6)(9)(10)	173,589	136
Series T-56, Class 3IO
0.47% due 05/25/43(6)(9)(10)	129,700	81
Series T-56, Class AIO
0.52% due 05/25/43(6)(9)(10)	272,289	5,100
		1,293,992
Federal National Mtg. Assoc. — 1.2%
4.00% due 05/01/19	329,215	348,369
4.00% due 09/01/20	62,452	66,008
4.50% due 04/01/18	18,414	19,704
4.50% due 03/01/20	25,310	27,067
4.50% due 04/01/20	42,524	45,476
4.50% due 09/01/20	40,145	42,933
4.50% due 11/01/20	30,363	32,471
5.00% due July TBA	1,000,000	1,062,500
5.00% due 03/01/21	9,080	9,820
5.50% due 03/01/18	15,763	17,119
6.00% due 06/01/36	19,543	21,568
6.50% due 01/01/36	5,768	6,544
6.50% due 06/01/36	145,049	164,572
6.50% due 07/01/36	35,907	40,700
6.50% due 09/01/36	145,579	165,015
6.50% due 11/01/36	47,383	53,707
7.00% due 06/01/33	23,523	27,226
7.00% due 04/01/35	26,618	30,761
7.50% due 04/01/24	22,789	26,359
Federal National Mtg. Assoc., REMIC VRS
Series 2001-50, Class BI 0.42% due 10/25/41(6)(9)	276,817	3,349
Federal National Mtg. Assoc., REMIC
Series 2005-75, Class GS
19.69% due 08/25/35(9)(13)	44,933	58,557
Series 2005-122, Class SE
22.45% due 11/25/35(9)(13)	45,823	59,266
Series 3072, Class SM
23.11% due 11/15/35(9)(13)	54,867	70,889
Series 2006-8, Class HP
23.89% due 03/25/36(9)(13)	52,823	71,130
		2,471,110
Government National Mtg. Assoc. — 1.1%
4.00% due 01/20/41	989,757	1,007,130
4.50% due 04/20/41	999,900	1,054,530
6.50% due 08/20/37	94,315	106,595
6.50% due 09/20/37	23,194	26,214
Government National Mtg. Assoc., REMIC FRS Series 2007-35, Class UF 0.00% due 06/16/37(9)	910	906
		2,195,375
Total U.S. Government Agencies (cost $5,785,870)		5,960,477
EXCHANGE-TRADED FUNDS — 4.2%
Financial Select Sector SPDR Fund	39,400	604,002
iShares MSCI EAFE Index Fund	2,446	147,102
SPDR S&P 500 ETF Trust, Series 1	57,638	7,606,487
SPDR S&P MidCap 400 ETF Trust	700	124,180

Total Exchange-Traded Funds (cost $8,300,687)		8,481,771
EQUITY CERTIFICATES — 0.1%
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd.(3)	4,568	101,519
Finance-Mortgage Loan/Banker — 0.0%
LIC Housing Finance, Ltd.(3)	18,276	99,592
Telecom Services — 0.0%
HSBC Bank PLC - Bharti Airtel, Ltd.(3)	9,616	85,102
Total Equity Certificates (cost $287,316)		286,213

WARRANTS† — 0.0%
Energy-Alternate Sources — 0.0%
Aventine Renewable Energy Holdings Expires 03/15/15 (Strike price $0.06)(2)(3)	61	0
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(2)(3)	6,345	1,523
Total Warrants (cost $1,115)		1,523

RIGHTS† — 0.0%
Banks-Commercial — 0.0%
Banca Monte dei Paschi di Siena SpA Expires 07/08/11	84,636	6,505
CaixaBank Expires 07/15/11	3,677	277
Medical-Drugs — 0.0%
Sanofi CVR† Expires 12/31/20	13,300	32,053
Total Rights (cost $58,890)		38,835

Total Long-Term Investment Securities (cost $166,395,331)		188,296,525

SHORT-TERM INVESTMENT SECURITIES — 3.9%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank Disc. Notes 0.01% due 07/27/11	$2,500,000	2,499,982
U.S. Government Treasuries — 2.7%
United States Treasury Bills 0.06% due 11/17/11(17)	5,393,000	5,391,814
Total Short-Term Investment Securities (cost $7,891,711)		7,891,796

REPURCHASE AGREEMENT — 3.7%
Agreement with Bank of America Securities LLC, bearing interest at 0.00% dated 06/30/11 to be repurchased 07/01/11 in the amount of $7,601,000 and collateralized by $7,725,000 of United States Treasury Notes, bearing interest at 0.63% due 12/31/12 and having an approximate value of $7,754,355 (cost $7,601,000)	7,601,000	7,601,000

TOTAL INVESTMENTS (cost $181,888,042)(14)	100.2%	203,789,321
Liabilities in excess of other assets	(0.2)	(313,100)
NET ASSETS	100.0%	$203,476,221

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $7,763,910 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $42,159,823 representing 20.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $3,477,533 representing 1.7% of net assets.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Bond in default
(6)	Interest Only
(7)	Commercial Mortgage Backed Security
(8)	Denominated in United States dollars unless otherwise indicated.
(9)	Collateralized Mortgage Obligation
(10)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(11)	Income may be received in cash or additional shares at the discretion of the issuer.
(12)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(13)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2011.
(14)	See Note 4 for cost of investments on a tax basis.
(15)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(16)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	Subsequent to June 30, 2011, the company filed for bankruptcy protection in country of issuance.

ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Swedish Depository Receipt
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
5	Long	10YR Mini JGB	September 2011	$873,098	$875,057	$1,959
10	Short	Amsterdam Index(1)	July 2011	973,529	986,464	(12,935)
5	Long	Australian 10YR Bonds	September 2011	570,933	568,758	(2,175)
39	Short	CAC40 10 Euro(1)	July 2011	2,152,555	2,253,123	(100,568)
2	Short	Canada 10YR Bonds	September 2011	258,027	257,041	986
3	Short	Dax Index	September 2011	773,373	804,796	(31,423)
146	Short	Euro Stoxx 50	September 2011	5,805,990	6,036,492	(230,502)
42	Long	FTSE 100 Index(1)	September 2011	3,967,403	3,981,230	13,827
41	Short	FTSE 100 Index(1)	September 2011	3,789,204	3,886,439	(97,235)
17	Long	FTSE/MIB Index	September 2011	2,493,972	2,494,259	287
5	Long	IBEX 35 Index(1)	July 2011	718,446	745,691	27,245
3	Long	Long Gilt	September 2011	582,727	578,865	(3,862)
13	Long	Mini MSCI EAFE	September 2011	1,075,841	1,115,335	39,494
11	Short	MSCI Singapore IX ETS(1)	July 2011	633,304	645,720	(12,416)
92	Short	OMXS30 Index(1)	July 2011	1,611,020	1,627,440	(16,420)
21	Short	Russell 2000 Mini Index	September 2011	1,645,413	1,733,340	(87,927)
65	Long	S&P Mid 400 E-Mini	September 2011	6,092,567	6,347,250	254,683
265	Long	S&P 500 E-Mini	September 2011	16,849,230	17,430,375	581,145
14	Short	S&P 500 E-Mini	September 2011	916,182	920,850	(4,668)
23	Short	SPI 200	September 2011	2,790,303	2,837,908	(47,605)
7	Long	Topix Index(1)	September 2011	698,995	737,461	38,466
53	Short	Topix Index(1)	September 2011	4,614,651	4,846,173	(231,522)
48	Short	U.S. Treasury 2YR Notes	September 2011	10,493,144	10,528,500	(35,356)
46	Long	U.S. Treasury 5YR Notes	September 2011	5,445,806	5,482,984	37,178
51	Short	U.S. Treasury 5YR Notes	September 2011	6,029,302	6,078,961	(49,659)
105	Long	U.S. Treasury 10YR Notes	September 2011	12,831,137	12,844,453	13,316
34	Short	U.S. Treasury 10YR Notes	September 2011	4,170,146	4,159,156	10,990
8	Long	U.S. Long Bonds	September 2011	996,968	984,250	(12,718)
1	Long	U.S. Ultra Bonds	September 2011	128,439	126,250	(2,189)
						$40,396

Total Return Swap Contracts(2)
	Notional				Gross Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation/
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)

Citibank N.A	$10,728	04/11/12	3 Month USD LIBOR-BBA minus 5 bps	Russell 1000 Index Total Return	$28,426

Citibank N.A	13,404	04/11/12	(3 Month USD LIBOR-BBA plus 10 bps)	Citibank U.S. Equity Custom Basket	60,779

Goldman Sachs International	16	09/26/11	(1 Month USD LIBOR-BBA plus 60 bps)	Goldman Sachs Custom International Mining	1,228
					$90,433

JP Morgan Securities, Inc.	6,558	10/20/11	(3 Month USD LIBOR-BBA plus 5 bps)	iShares MSCI Emerging Market Index	(283,407)

	Net Unrealized Appreciation (Depreciation)				$(192,974)

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

(1)   Foreign equity futures contracts valued using fair value procedures at June 30, 2011.The aggregate appreciation (depreciation) of these futures contracts was $(391,558) representing (0.2) % of net assets. Foreign equity futures contracts are classified as level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts.

(2)   Fair valued swap contracts. Total return swaps are classified as Level 2 based on swaps valuation inputs. See Note 1.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	AUD	76,100	USD	79,448	7/21/2011	$—	$(2,007)
	CAD	503,500	USD	510,132	7/21/2011	—	(11,718)
	CHF	21,200	USD	25,329	7/21/2011	111	—
	EUR	3,360,800	USD	4,850,407	7/21/2011	—	(21,086)
	EUR	3,360,800	USD	4,775,411	8/17/2011	—	(92,399)
	GBP	85,300	USD	136,309	7/21/2011	—	(566)
	NOK	60,900	USD	11,139	7/21/2011	—	(138)
	SEK	6,699,300	USD	1,075,519	7/21/2011	17,351	—
	SEK	6,699,300	USD	1,037,332	8/17/2011	—	(19,179)
	USD	80,980	AUD	76,100	7/21/2011	476	—
	USD	516,453	CAD	503,500	7/21/2011	5,397	—
	USD	25,188	CHF	21,200	7/21/2011	30	—
	USD	4,779,058	EUR	3,360,800	7/21/2011	92,436	—
	USD	139,824	GBP	85,300	7/21/2011	—	(2,948)
	USD	11,292	NOK	60,900	7/21/2011	—	(16)
	USD	1,038,651	SEK	6,699,300	7/21/2011	19,517	—
	USD	79,192	AUD	76,100	8/17/2011	1,987	—
	USD	509,848	CAD	503,500	8/17/2011	11,652	—
	USD	25,337	CHF	21,200	8/17/2011	—	(115)
	USD	136,271	GBP	85,300	8/17/2011	559	—
	USD	11,118	NOK	60,900	8/17/2011	140	—
						149,656	(150,172)
Barclays Bank PLC	AUD	5,200	USD	5,430	7/21/2011	—	(136)
	CHF	51,700	USD	61,776	7/21/2011	277	—
	EUR	145,100	USD	206,550	7/21/2011	—	(3,773)
	GBP	53,300	USD	85,131	7/21/2011	—	(396)
	JPY	20,037,900	USD	247,687	7/21/2011	—	(1,235)
	JPY	20,037,900	USD	247,724	8/17/2011	—	(1,233)
	NOK	60,500	USD	11,060	7/21/2011	—	(142)
	SEK	245,300	USD	38,002	7/21/2011	—	(744)
	USD	5,537	AUD	5,200	7/21/2011	29	—
	USD	61,448	CHF	51,700	7/21/2011	50	—
	USD	209,366	EUR	145,100	7/21/2011	957	—
	USD	87,383	GBP	53,300	7/21/2011	—	(1,856)
	USD	247,687	JPY	20,037,900	7/21/2011	1,235	—
	USD	11,225	NOK	60,500	7/21/2011	—	(22)
	USD	39,391	SEK	245,300	7/21/2011	—	(645)
	USD	5,412	AUD	5,200	8/17/2011	135	—
	USD	61,793	CHF	51,700	8/17/2011	—	(285)
	USD	206,392	EUR	145,100	8/17/2011	3,772	—
	USD	85,107	GBP	53,300	8/17/2011	392	—
	USD	11,043	NOK	60,500	8/17/2011	141	—
	USD	37,950	SEK	245,300	8/17/2011	735	—
						7,723	(10,467)
Citibank N.A.	AUD	31,000	USD	33,002	7/21/2011	—	(179)
	AUD	31,000	USD	32,255	8/17/2011	—	(814)
	CAD	525,800	USD	539,589	7/21/2011	—	(5,373)
	CAD	525,800	USD	532,305	8/17/2011	—	(12,292)
	CHF	971,900	USD	1,155,305	7/21/2011	—	(794)
	CHF	971,900	USD	1,161,782	8/17/2011	5,496	—
	EUR	91,600	USD	132,160	7/21/2011	—	(615)
	EUR	91,600	USD	130,308	8/17/2011	—	(2,366)
	GBP	296,000	USD	473,097	7/21/2011	—	(1,875)
	HKD	952,700	USD	122,504	7/21/2011	65	—
	HKD	952,700	USD	122,378	8/17/2011	—	(82)
	JPY	365,600	USD	4,520	7/21/2011	—	(22)
	SEK	34,800	USD	5,589	7/21/2011	92	—
	SEK	34,800	USD	5,392	8/17/2011	—	(96)
	SGD	856,300	USD	697,568	7/21/2011	420	—
	SGD	856,300	USD	697,335	8/17/2011	171	—
	USD	32,361	AUD	31,000	7/21/2011	821	—
	USD	532,671	CAD	525,800	7/21/2011	12,291	—
	USD	1,161,310	CHF	971,900	7/21/2011	—	(5,211)
	USD	106,307	DKK	542,300	7/21/2011	—	(911)
	USD	130,411	EUR	91,600	7/21/2011	2,364	—
	USD	485,242	GBP	296,000	7/21/2011	—	(10,269)
	USD	122,362	HKD	952,700	7/21/2011	77	—
	USD	4,517	JPY	365,600	7/21/2011	24	—
	USD	5,399	SEK	34,800	7/21/2011	97	—
	USD	697,256	SGD	856,300	7/21/2011	—	(108)

	USD	472,978	GBP	296,000	8/17/2011	1,837	—
	USD	4,520	JPY	365,600	8/17/2011	22	—
						23,777	(41,007)
Credit Suisse AG	AUD	64,200	USD	68,354	7/21/2011	—	(365)
	AUD	64,200	USD	66,743	8/17/2011	—	(1,742)
	CAD	407,200	USD	417,885	7/21/2011	—	(4,155)
	CAD	407,200	USD	411,921	8/17/2011	—	(9,836)
	CHF	56,300	USD	67,224	7/21/2011	254	—
	EUR	391,600	USD	557,638	7/21/2011	—	(9,987)
	GBP	434,600	USD	694,491	7/21/2011	—	(2,884)
	JPY	21,591,300	USD	266,744	7/21/2011	—	(1,475)
	JPY	21,591,300	USD	267,090	8/17/2011	—	(1,167)
	NOK	1,104,900	USD	202,067	7/21/2011	—	(2,528)
	USD	66,961	AUD	64,200	7/21/2011	1,758	—
	USD	412,146	CAD	407,200	7/21/2011	9,894	—
	USD	66,888	CHF	56,300	7/21/2011	82	—
	USD	564,953	EUR	391,600	7/21/2011	2,672	—
	USD	712,407	GBP	434,600	7/21/2011	—	(15,032)
	USD	267,054	JPY	21,591,300	7/21/2011	1,165	—
	USD	204,962	NOK	1,104,900	7/21/2011	—	(367)
	USD	67,245	CHF	56,300	8/17/2011	—	(264)
	USD	557,204	EUR	391,600	8/17/2011	9,993	—
	USD	694,304	GBP	434,600	8/17/2011	2,840	—
	USD	515,155	JPY	41,794,500	8/17/2011	4,112	—
	USD	201,749	NOK	1,104,900	8/17/2011	2,497	—
						35,267	(49,802)
Deutsche Bank AG	AUD	60,200	USD	64,083	7/21/2011	—	(354)
	AUD	60,200	USD	62,459	8/17/2011	—	(1,758)
	CAD	22,900	USD	23,487	7/21/2011	—	(247)
	CAD	22,900	USD	23,169	8/17/2011	—	(549)
	CHF	30,100	USD	35,953	7/21/2011	149	—
	EUR	919,300	USD	1,308,899	7/21/2011	—	(23,630)
	SEK	163,500	USD	26,250	7/21/2011	425	—
	SEK	163,500	USD	25,314	8/17/2011	—	(471)
	USD	62,668	AUD	60,200	7/21/2011	1,769	—
	USD	23,183	CAD	22,900	7/21/2011	552	—
	USD	35,775	CHF	30,100	7/21/2011	29	—
	USD	1,326,247	EUR	919,300	7/21/2011	6,283	—
	USD	25,349	SEK	163,500	7/21/2011	476	—
	USD	35,963	CHF	30,100	8/17/2011	—	(153)
	USD	1,307,934	EUR	919,300	8/17/2011	23,588	—
						33,271	(27,162)
Goldman Sachs International	AUD	20,300	USD	21,193	7/21/2011	—	(535)
	EUR	821,700	USD	1,170,101	7/21/2011	—	(20,957)
	GBP	99,700	USD	163,444	7/21/2011	3,462	—
	GBP	99,700	USD	159,318	8/17/2011	—	(612)
	JPY	193,918,700	USD	2,396,425	7/21/2011	—	(12,540)
	JPY	193,918,700	USD	2,397,669	8/17/2011	—	(11,633)
	NOK	288,700	USD	52,774	7/21/2011	—	(685)
	SEK	66,600	USD	10,690	7/21/2011	170	—
	SEK	66,600	USD	10,310	8/17/2011	—	(193)
	USD	21,605	AUD	20,300	7/21/2011	124	—
	USD	1,185,754	EUR	821,700	7/21/2011	5,303	—
	USD	159,370	GBP	99,700	7/21/2011	612	—
	USD	2,397,314	JPY	193,918,700	7/21/2011	11,651	—
	USD	53,529	NOK	288,700	7/21/2011	—	(71)
	USD	10,324	SEK	66,600	7/21/2011	195	—
	USD	21,123	AUD	20,300	8/17/2011	532	—
	USD	1,169,213	EUR	821,700	8/17/2011	20,944	—
	USD	52,688	NOK	288,700	8/17/2011	679	—
						43,672	(47,226)
HSBC Bank USA	AUD	172,500	USD	183,390	7/21/2011	—	(1,250)
	AUD	172,500	USD	179,671	8/17/2011	—	(4,341)
	CHF	401,600	USD	479,809	7/21/2011	2,096	—
	EUR	6,200	USD	8,938	7/21/2011	—	(49)
	EUR	6,200	USD	8,824	8/17/2011	—	(156)
	GBP	1,380,500	USD	2,263,109	7/21/2011	47,909	—
	GBP	1,380,500	USD	2,204,589	8/17/2011	—	(9,877)
	HKD	8,336,400	USD	1,072,013	7/21/2011	633	—
	HKD	4,364,300	USD	560,697	8/17/2011	—	(288)
	JPY	70,614,400	USD	872,860	7/21/2011	—	(4,350)
	NOK	63,000	USD	11,538	7/21/2011	—	(127)
	SGD	942,900	USD	767,834	7/21/2011	181	—
	USD	180,263	AUD	172,500	7/21/2011	4,378	—
	USD	477,391	CHF	401,600	7/21/2011	322	—
	USD	8,831	EUR	6,200	7/21/2011	156	—

	USD	2,205,211	GBP	1,380,500	7/21/2011	9,989	—
	USD	1,071,013	HKD	8,336,400	7/21/2011	366	—
	USD	873,033	JPY	70,614,400	7/21/2011	4,178	—
	USD	11,663	NOK	63,000	7/21/2011	3	—
	USD	767,903	SGD	942,900	7/21/2011	—	(250)
	USD	479,972	CHF	401,600	8/17/2011	—	(2,182)
	USD	872,968	JPY	70,614,400	8/17/2011	4,366	—
	USD	11,519	NOK	63,000	8/17/2011	126	—
	USD	767,856	SGD	942,900	8/17/2011	—	(185)
						74,703	(23,055)
JPMorgan Chase Bank	AUD	155,000	USD	161,820	7/21/2011	—	(4,089)
	CAD	126,800	USD	130,131	7/21/2011	—	(1,290)
	CAD	126,800	USD	128,360	8/17/2011	—	(2,973)
	CHF	26,600	USD	31,616	7/21/2011	—	(25)
	CHF	26,600	USD	31,779	8/17/2011	132	—
	EUR	641,300	USD	924,575	7/21/2011	—	(4,992)
	EUR	641,300	USD	912,519	8/17/2011	—	(16,346)
	GBP	747,900	USD	1,195,144	7/21/2011	—	(4,963)
	HKD	3,533,600	USD	454,371	7/21/2011	239	—
	HKD	3,533,600	USD	453,906	8/17/2011	—	(302)
	JPY	2,712,200	USD	33,525	7/21/2011	—	(168)
	NOK	1,779,000	USD	325,347	7/21/2011	—	(4,071)
	SEK	7,585,900	USD	1,176,109	7/21/2011	—	(22,100)
	SGD	110,800	USD	90,191	7/21/2011	—	(15)
	USD	164,982	AUD	155,000	7/21/2011	927	—
	USD	128,431	CAD	126,800	7/21/2011	2,990	—
	USD	31,769	CHF	26,600	7/21/2011	—	(127)
	USD	913,211	EUR	641,300	7/21/2011	16,356	—
	USD	1,225,359	GBP	747,900	7/21/2011	—	(25,252)
	USD	453,834	HKD	3,533,600	7/21/2011	298	—
	USD	33,524	JPY	2,712,200	7/21/2011	168	—
	USD	329,707	NOK	1,779,000	7/21/2011	—	(289)
	USD	1,217,816	SEK	7,585,900	7/21/2011	—	(19,608)
	USD	90,232	SGD	110,800	7/21/2011	—	(25)
	USD	161,288	AUD	155,000	8/17/2011	4,056	—
	USD	1,194,796	GBP	747,900	8/17/2011	4,913	—
	USD	33,529	JPY	2,712,200	8/17/2011	169	—
	USD	324,843	NOK	1,779,000	8/17/2011	4,014	—
	USD	1,174,542	SEK	7,585,900	8/17/2011	21,790	—
	USD	90,195	SGD	110,800	8/17/2011	14	—
						56,066	(106,635)
Royal Bank Of Scotland PLC	AUD	52,700	USD	56,046	7/21/2011	—	(363)
	AUD	52,700	USD	54,699	8/17/2011	—	(1,518)
	CAD	55,700	USD	57,142	7/21/2011	—	(588)
	CAD	55,700	USD	56,341	8/17/2011	—	(1,350)
	CHF	56,200	USD	67,145	7/21/2011	293	—
	EUR	128,100	USD	182,478	7/21/2011	—	(3,203)
	GBP	48,200	USD	77,000	7/21/2011	—	(344)
	JPY	23,957,200	USD	295,987	7/21/2011	—	(1,622)
	USD	54,871	AUD	52,700	7/21/2011	1,538	—
	USD	56,365	CAD	55,700	7/21/2011	1,365	—
	USD	66,800	CHF	56,200	7/21/2011	51	—
	USD	184,729	EUR	128,100	7/21/2011	952	—
	USD	78,984	GBP	48,200	7/21/2011	—	(1,641)
	USD	296,157	JPY	23,957,200	7/21/2011	1,452	—
	USD	67,169	CHF	56,200	8/17/2011	—	(307)
	USD	182,336	EUR	128,100	8/17/2011	3,205	—
	USD	76,979	GBP	48,200	8/17/2011	339	—
	USD	296,053	JPY	23,957,200	8/17/2011	1,598	—
						10,793	(10,936)
State Street Bank & Trust Co.	CAD	102,000	USD	104,657	7/21/2011	—	(1,060)
	CAD	102,000	USD	103,272	8/17/2011	—	(2,374)
	EUR	503,900	USD	717,453	7/21/2011	—	(12,952)
	NOK	15,900	USD	2,948	7/21/2011	4	—
	NOK	15,900	USD	2,902	8/17/2011	—	(37)
	SEK	143,100	USD	22,193	7/21/2011	—	(410)
	USD	103,343	CAD	102,000	7/21/2011	2,374	—
	USD	726,927	EUR	503,900	7/21/2011	3,478	—
	USD	12,993	ILS	43,900	7/21/2011	—	(101)
	USD	2,907	NOK	15,900	7/21/2011	37	—
	USD	22,977	SEK	143,100	7/21/2011	—	(374)
	USD	716,858	EUR	503,900	8/17/2011	12,995	—
	USD	22,162	SEK	143,100	8/17/2011	405	—
						19,293	(17,308)
UBS AG	AUD	50,300	USD	52,513	7/21/2011	—	(1,327)
	CAD	252,700	USD	256,080	7/21/2011	—	(5,829)

	CHF	121,900	USD	145,657	7/21/2011	654	—
	EUR	1,146,800	USD	1,633,731	7/21/2011	—	(28,560)
	GBP	1,354,400	USD	2,218,787	7/21/2011	45,468	—
	GBP	1,354,400	USD	2,162,841	8/17/2011	—	(9,758)
	JPY	1,188,700	USD	14,697	7/21/2011	—	(70)
	NOK	6,034,900	USD	1,118,403	7/21/2011	917	—
	NOK	6,034,900	USD	1,101,903	8/17/2011	—	(13,677)
	USD	53,549	AUD	50,300	7/21/2011	291	—
	USD	259,326	CAD	252,700	7/21/2011	2,584	—
	USD	144,897	CHF	121,900	7/21/2011	106	—
	USD	1,654,901	EUR	1,146,800	7/21/2011	7,390	—
	USD	2,163,654	GBP	1,354,400	7/21/2011	9,665	—
	USD	14,694	JPY	1,188,700	7/21/2011	73	—
	USD	1,103,878	NOK	6,034,900	7/21/2011	13,607	—
	USD	52,346	AUD	50,300	8/17/2011	1,311	—
	USD	255,912	CAD	252,700	8/17/2011	5,822	—
	USD	145,700	CHF	121,900	8/17/2011	—	(674)
	USD	1,632,401	EUR	1,146,800	8/17/2011	28,633	—
	USD	14,700	JPY	1,188,700	8/17/2011	69	—
						116,590	(59,895)
Westpac Banking Corp.	AUD	32,000	USD	33,376	7/21/2011	—	(876)
	CAD	207,400	USD	210,110	7/21/2011	—	(4,848)
	EUR	1,975,700	USD	2,850,757	7/21/2011	—	(13,028)
	EUR	1,605,300	USD	2,284,254	8/17/2011	—	(40,876)
	GBP	19,200	USD	31,472	7/21/2011	663	—
	GBP	19,200	USD	30,681	8/17/2011	—	(118)
	JPY	47,080,300	USD	581,813	7/21/2011	—	(3,044)
	JPY	47,080,300	USD	582,194	8/17/2011	—	(2,745)
	USD	34,044	AUD	32,000	7/21/2011	208	—
	USD	211,887	CAD	207,400	7/21/2011	3,072	—
	USD	2,825,520	EUR	1,975,700	7/21/2011	38,266	—
	USD	30,691	GBP	19,200	7/21/2011	118	—
	USD	582,101	JPY	47,080,300	7/21/2011	2,757	—
	USD	33,265	AUD	32,000	8/17/2011	871	—
	USD	209,987	CAD	207,400	8/17/2011	4,820	—
						—	—
						50,775	(65,535)
Net Unrealized Appreciation/(Depreciation)						$621,586	$(609,200)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$101,564,703	$41,722,069	#	$44,363	$143,331,135
Convertible Preferred Stock	89,449	—		—	89,449
Preferred Stock	1,204,271	437,754	#	—	1,642,025
Asset Backed Securities	—	4,495,054		—	4,495,054
Convertible Bonds & Notes	—	124,127		—	124,127
U.S. Corporate Bonds & Notes	—	20,934,270		47,688	20,981,958
Foreign Corporate Bonds & Notes	—	2,666,285		—	2,666,285
Loans	—	75,853		—	75,853
Municipal Bonds & Notes	—	121,820		—	121,820
U.S. Government Agencies	—	5,960,477		—	5,960,477
Exchange Traded Funds	8,481,771	—		—	8,481,771
Equity Certificates	286,213	—		—	286,213
Warrants	—	—		1,523	1,523
Rights	38,835	—		—	38,835
Short-Term Investment Securities:
U.S. Government Agencies	—	2,499,982		—	2,499,982
U.S.Government Treasuries	—	5,391,814		—	5,391,814
Repurchase Agreement	—	7,601,000		—	7,601,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	940,038	79,538	++	—	1,019,576
Total Return Swaps - Appreciation	—	90,433		—	90,433
Open Forward Foreign Currency Contracts - Appreciation	—	621,586		—	621,586
Total	$112,605,280	$92,822,062		$93,574	$205,520,916
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	508,084	471,096	++	—	979,180
Total Return Swaps - Depreciation	—	283,407		—	283,407
Open Forward Foreign Currency Contracts - Depreciation	—	609,200		—	609,200
Total	$508,084	$1,363,703		$—	$1,871,787

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $42,159,823 representing 20.7% of net assets; see Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

++ Includes foreign equity futures contracts whose values were adjusted for fair value pricing procedures for foreign equity futures contracts; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate unrealized appreciation/depreciation of these foreign futures contracts was $(391,558) representing (0.2)% of net assets; see Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	U.S. Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$22,617	$42,778	$1,523
Accrued discounts	—	129	—
Accrued premiums	—	(31)	—
Realized gain	—	—	—
Realized loss	—	(29,991)	—
Change in unrealized appreciation (1)	1,299	30,047	—
Change in unrealized depreciation (1)	(12,911)	(415)	—
Net purchases	23,882	5,381	—
Net sales	(13,739)	(210)	—
Transfers into Level 3 (2)	23,215	—	—
Transfers out of Level 3 (2)	—	—	—
Balance as of 6/30/2011	$44,363	$47,688	$1,523

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at June 30, 2011 includes:

Common Stock	U.S. Corporate Bonds & Notes	Warrants
$(12,911)	$(368)	$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — June 30, 2011

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 99.6%
Aerospace/Defense — 0.9%
Boeing Co.	19,100	$1,412,063
Agricultural Chemicals — 0.6%
Potash Corp. of Saskatchewan, Inc.	16,800	957,432
Apparel Manufacturers — 1.4%
Coach, Inc.	19,300	1,233,849
Polo Ralph Lauren Corp.	4,500	596,745
Prada SpA†	80,600	486,291
		2,316,885
Applications Software — 1.2%
Nuance Communications, Inc.†	25,300	543,191
Red Hat, Inc.†	13,800	633,420
Salesforce.com, Inc.†	5,600	834,288
		2,010,899
Athletic Footwear — 1.1%
NIKE, Inc., Class B	21,000	1,889,580
Auto-Cars/Light Trucks — 0.4%
General Motors Co.†	19,300	585,948
Auto-Heavy Duty Trucks — 0.6%
PACCAR, Inc.	19,400	991,146
Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	17,400	724,884
Banks-Fiduciary — 0.4%
Northern Trust Corp.	15,300	703,188
Banks-Super Regional — 0.4%
US Bancorp	23,300	594,383
Beverages-Non-alcoholic — 0.3%
Hansen Natural Corp.†	6,600	534,270
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	10,500	430,080
Casino Hotels — 0.6%
Las Vegas Sands Corp.†	19,900	839,979
MGM Resorts International†	15,400	203,434
		1,043,413
Coal — 1.1%
Alpha Natural Resources, Inc.†	8,400	381,696
Peabody Energy Corp.	17,800	1,048,598
Walter Energy, Inc.	3,500	405,300
		1,835,594
Coffee — 0.7%
Green Mountain Coffee Roasters, Inc.†	12,700	1,133,602
Commercial Services-Finance — 3.5%
Mastercard, Inc., Class A	10,400	3,133,936
Visa, Inc., Class A	19,300	1,626,218
Western Union Co.	50,800	1,017,524
		5,777,678
Computer Aided Design — 0.2%
Autodesk, Inc.†	10,800	416,880
Computer Services — 1.1%
Accenture PLC, Class A	31,400	1,897,188
Computers — 7.3%
Apple, Inc.†	35,900	12,050,553
Computers-Memory Devices — 1.3%
EMC Corp.†	24,300	669,465
NetApp, Inc.†	17,000	897,260
SanDisk Corp.†	13,000	539,500
		2,106,225
Cruise Lines — 0.9%
Carnival PLC(5)	22,944	889,278
Royal Caribbean Cruises, Ltd.†	17,000	639,880
		1,529,158
Distribution/Wholesale — 2.0%
Fastenal Co.	55,000	1,979,450
Fossil, Inc.†	7,100	835,812
WW Grainger, Inc.	3,700	568,505
		3,383,767
Diversified Banking Institutions — 0.7%
JPMorgan Chase & Co.	29,000	1,187,260
Diversified Manufacturing Operations — 4.6%
3M Co.	14,200	1,346,870
Cooper Industries PLC	11,500	686,205
Danaher Corp.	97,000	5,140,030
Textron, Inc.	18,500	436,785
		7,609,890
Diversified Minerals — 1.0%
BHP Billiton, Ltd.(5)	34,300	1,621,131
E-Commerce/Products — 3.9%
Amazon.com, Inc.†	31,300	6,400,537
E-Commerce/Services — 3.1%
Ctrip.com International, Ltd. ADR†	21,900	943,452
eBay, Inc.†	51,100	1,648,997
Liberty Media Corp. - Interactive, Class A†	38,300	642,291
Netflix, Inc.†	300	78,807
priceline.com, Inc.†	3,700	1,894,141
		5,207,688
Electric Products-Misc. — 0.5%
Emerson Electric Co.	14,900	838,125
Electronic Components-Semiconductors — 1.7%
Broadcom Corp., Class A†	34,800	1,170,672
Rovi Corp.†	20,400	1,170,144
Samsung Electronics Co., Ltd.(5)	551	428,259
		2,769,075
Electronic Measurement Instruments — 0.4%
Trimble Navigation, Ltd.†	16,600	658,024
Engineering/R&D Services — 0.7%
Fluor Corp.	8,700	562,542
McDermott International, Inc.†	29,800	590,338
		1,152,880
Engines-Internal Combustion — 0.5%
Cummins, Inc.	7,600	786,524
Finance-Credit Card — 1.4%
American Express Co.	45,500	2,352,350
Finance-Other Services — 0.8%
IntercontinentalExchange, Inc.†	10,700	1,334,397
Food-Retail — 0.3%
Whole Foods Market, Inc.	7,800	494,910

1

Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	7,100	448,223
Hotels/Motels — 1.6%
Marriott International, Inc., Class A	43,642	1,548,855
Starwood Hotels & Resorts Worldwide, Inc.	20,700	1,160,028
		2,708,883
Industrial Audio & Video Products — 0.6%
Dolby Laboratories, Inc., Class A†	23,500	997,810
Industrial Gases — 2.8%
Air Products & Chemicals, Inc.	7,700	735,966
Praxair, Inc.	36,600	3,967,074
		4,703,040
Internet Application Software — 1.0%
Tencent Holdings, Ltd.(5)	58,200	1,597,693
Investment Management/Advisor Services — 2.3%
Franklin Resources, Inc.	19,400	2,547,026
Invesco, Ltd.	54,600	1,277,640
		3,824,666
Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	6,400	681,344
Joy Global, Inc.	9,100	866,684
		1,548,028
Machinery-Farming — 0.5%
Deere & Co.	9,200	758,540
Machinery-General Industrial — 0.8%
Babcock & Wilcox Co.†	16,050	444,745
Roper Industries, Inc.	10,300	857,990
		1,302,735
Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	10,700	932,826
Medical Products — 0.8%
Covidien PLC	5,100	271,473
Stryker Corp.	17,400	1,021,206
		1,292,679
Medical-Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	8,200	385,646
Biogen Idec, Inc.†	2,500	267,300
Celgene Corp.†	11,000	663,520
Dendreon Corp.†	6,700	264,248
Human Genome Sciences, Inc.†	31,600	775,464
Illumina, Inc.†	7,100	533,565
		2,889,743
Medical-Drugs — 0.9%
Allergan, Inc.	9,900	824,175
Valeant Pharmaceuticals International, Inc.	11,900	618,324
		1,442,499
Medical-Wholesale Drug Distribution — 1.6%
AmerisourceBergen Corp.	13,900	575,460
McKesson Corp.	25,000	2,091,250
		2,666,710
Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	13,300	2,189,845
Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	18,700	989,230
Multimedia — 0.8%
Walt Disney Co.	33,700	1,315,648
Networking Products — 0.9%
Juniper Networks, Inc.†	49,400	1,556,100
Oil Companies-Exploration & Production — 2.9%
Cimarex Energy Co.	6,200	557,504
Continental Resources, Inc.†	14,000	908,740
EOG Resources, Inc.	14,900	1,557,795
Occidental Petroleum Corp.	17,500	1,820,700
		4,844,739
Oil Companies-Integrated — 1.0%
Suncor Energy, Inc.	41,100	1,607,010
Oil Field Machinery & Equipment — 1.7%
Cameron International Corp.†	22,700	1,141,583
FMC Technologies, Inc.†	36,400	1,630,356
		2,771,939
Oil-Field Services — 1.7%
Schlumberger, Ltd.	31,700	2,738,880
Pharmacy Services — 1.3%
Express Scripts, Inc.†	39,800	2,148,404
Real Estate Management/Services — 0.5%
CB Richard Ellis Group, Inc., Class A†	32,400	813,564
Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	8,700	697,044
Retail-Auto Parts — 0.6%
AutoZone, Inc.†	1,400	412,790
O’Reilly Automotive, Inc.†	7,700	504,427
		917,217
Retail-Automobile — 0.7%
CarMax, Inc.†	34,800	1,150,836
Retail-Discount — 0.8%
Costco Wholesale Corp.	15,800	1,283,592
Retail-Restaurants — 1.8%
Chipotle Mexican Grill, Inc.†	4,000	1,232,760
Starbucks Corp.	42,900	1,694,121
		2,926,881
Semiconductor Components-Integrated Circuits — 0.4%
NXP Semiconductor NV†	24,500	654,885
Telecom Equipment-Fiber Optics — 1.4%
Corning, Inc.	130,400	2,366,760
Transactional Software — 0.5%
VeriFone Systems, Inc.†	17,700	784,995
Transport-Rail — 1.1%
Union Pacific Corp.	17,800	1,858,320
Transport-Services — 3.2%
Expeditors International of Washington, Inc.	20,400	1,044,276

2

FedEx Corp.	30,600	2,902,410
United Parcel Service, Inc., Class B	19,200	1,400,256
		5,346,942
Web Portals/ISP — 6.7%
Baidu, Inc. ADR†	29,600	4,147,848
Facebook, Inc., Class B†(2)(3)(4)	27,505	779,637
Google, Inc., Class A†	10,900	5,519,542
Mail.ru Group, Ltd. GDR†*(2)	16,800	523,320
Yandex NV, Class A†	1,500	53,265
		11,023,612
Wireless Equipment — 6.6%
American Tower Corp., Class A†	56,800	2,972,344
Crown Castle International Corp.†	78,500	3,202,015
QUALCOMM, Inc.	82,500	4,685,175
		10,859,534
Total Long-Term Investment Securities (cost $121,214,976)		164,697,659
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
T. Rowe Price Reserve Investment Fund
(cost $825,656)	825,656	825,656
TOTAL INVESTMENTS (cost $122,040,632)(1)	100.1%	165,523,315
Liabilities in excess of other assets	(0.1)	(128,444)
NET ASSETS	100.0%	$165,394,871

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $523,320 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.
(2)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $1,302,957 representing 0.8% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities.  The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies.  To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits.  As of June 30, 2011, the Stock Portfolio held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Facebook, Inc.,
Class B
Common Stock	3/31/2011	24,148	$603,700
	5/19/2011	3,357	84,083
		27,505	$687,783	$779,637	$28.35	0.47%

(5)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $4,536,361 representing 2.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	— American Depository Receipt
GDR	— Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$12,050,553	$—		$—	$12,050,553
Web Portals/ISP	10,243,975	—		779,637	11,023,612
Wireless Equipment	10,859,534	—		—	10,859,534
Other Industries*	126,227,599	4,536,361	#	—	130,763,960
Short-Term Investment Securities:
Registered Investment Companies	—	825,656		—	825,656
Total	$159,381,661	$5,362,017		$779,637	$165,523,315

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $4,536,361 representing 2.7% of net assets; see Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 3/31/2011	$603,700
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	91,854
Change in unrealized depreciation (1)	—
Net purchases	84,083
Net sales	—
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—
Balance as of 6/30/2011	$779,637

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at June 30, 2011 includes:

Common Stock
$91,854

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST
LARGE CAP GROWTH PORTFOLIO
Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,634	$107,925
Omnicom Group, Inc.	3,079	148,285
		256,210
Aerospace/Defense — 0.8%
Boeing Co.	7,826	578,576
General Dynamics Corp.	3,681	274,308
Raytheon Co.	29,704	1,480,745
Rockwell Collins, Inc.	2,722	167,920
		2,501,549
Aerospace/Defense-Equipment — 0.4%
Goodrich Corp.	2,206	210,673
United Technologies Corp.	10,511	930,329
		1,141,002
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,263	178,929
Monsanto Co.	5,208	377,789
		556,718
Airlines — 0.0%
Southwest Airlines Co.	7,134	81,470
Apparel Manufacturers — 0.4%
Coach, Inc.	5,187	331,605
Polo Ralph Lauren Corp.	1,136	150,645
Prada SpA†	108,900	657,036
VF Corp.	897	97,378
		1,236,664
Applications Software — 3.5%
Citrix Systems, Inc.†	3,322	265,760
Compuware Corp.†	2,506	24,459
Intuit, Inc.†	4,834	250,691
Microsoft Corp.	364,376	9,473,776
Red Hat, Inc.†	3,410	156,519
Salesforce.com, Inc.†	8,238	1,227,297
		11,398,502
Athletic Footwear — 1.4%
NIKE, Inc., Class B	49,906	4,490,542
Audio/Video Products — 0.0%
Harman International Industries, Inc.	716	32,628
Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.†	255,958	3,529,661
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,777	141,877
Banks-Commercial — 0.6%
Standard Chartered PLC(1)	74,019	1,945,044
Banks-Fiduciary — 0.5%
Northern Trust Corp.	33,789	1,552,942
Banks-Super Regional — 0.4%
Huntington Bancshares, Inc.	4,729	31,022
KeyCorp	3,528	29,388
Wells Fargo & Co.	45,790	1,284,868
		1,345,278
Beverages-Non-alcoholic — 3.1%
Coca-Cola Co.	57,774	3,887,613
Coca-Cola Enterprises, Inc.	5,743	167,581
Dr Pepper Snapple Group, Inc.	3,911	163,988
PepsiCo, Inc.	82,373	5,801,530
		10,020,712
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,821	136,010
Brewery — 0.4%
Anheuser-Busch InBev NV(1)	19,692	1,141,843
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	4,922	201,605
Scripps Networks Interactive Inc., Class A	1,604	78,404
		280,009
Building-Residential/Commercial — 0.0%
Lennar Corp., Class A	1,420	25,773
Cable/Satellite TV — 0.7%
Cablevision Systems Corp., Class A	4,067	147,266
Comcast Corp., Class A	48,874	1,238,467
DIRECTV, Class A†	13,565	689,373
Time Warner Cable, Inc.	3,863	301,469
		2,376,575
Casino Hotels — 0.1%
Wynn Resorts, Ltd.	1,345	193,061
Casino Services — 0.0%
International Game Technology	2,278	40,047
Cellular Telecom — 0.0%
MetroPCS Communications, Inc.†	4,691	80,732
Chemicals-Diversified — 0.5%
E.I. du Pont de Nemours & Co.	9,681	523,258
FMC Corp.	1,268	109,073
Israel Chemicals, Ltd.(1)	58,333	931,113
PPG Industries, Inc.	1,677	152,255
		1,715,699
Chemicals-Specialty — 0.4%
Eastman Chemical Co.	640	65,325
Ecolab, Inc.	18,577	1,047,371
International Flavors & Fragrances, Inc.	1,420	91,221
Sigma-Aldrich Corp.	2,152	157,914
		1,361,831
Coal — 0.2%
Alpha Natural Resources, Inc.†	2,722	123,688
Consol Energy, Inc.	4,004	194,114
Peabody Energy Corp.	4,783	281,766
		599,568
Coatings/Paint — 0.0%
Sherwin-Williams Co.	796	66,761
Commercial Services — 0.2%
Iron Mountain, Inc.	21,266	724,958
Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	5,651	297,695
Equifax, Inc.	1,305	45,310
Mastercard, Inc., Class A	10,986	3,310,521
Moody’s Corp.	1,891	72,520
Paychex, Inc.	3,243	99,625
Total System Services, Inc.	1,058	19,658
Visa, Inc., Class A	8,463	713,092
Western Union Co.	77,883	1,559,996
		6,118,417

1

Computer Aided Design — 0.1%
Autodesk, Inc.†	4,081	157,527
Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A†	5,376	394,276
International Business Machines Corp.	21,400	3,671,170
		4,065,446
Computers — 5.9%
Apple, Inc.†	54,326	18,235,608
Hewlett-Packard Co.	19,789	720,320
		18,955,928
Computers-Integrated Systems — 0.1%
Teradata Corp.†	2,982	179,516
Computers-Memory Devices — 2.2%
EMC Corp.†	153,809	4,237,438
NetApp, Inc.†	46,519	2,455,273
SanDisk Corp.†	4,212	174,798
Western Digital Corp.†	4,106	149,376
		7,016,885
Consulting Services — 0.0%
SAIC, Inc.†	2,268	38,148
Consumer Products-Misc. — 0.1%
Clorox Co.	1,461	98,530
Kimberly-Clark Corp.	4,234	281,815
		380,345
Containers-Metal/Glass — 0.0%
Ball Corp.	2,968	114,149
Cosmetics & Toiletries — 1.8%
Avon Products, Inc.	79,032	2,212,896
Colgate-Palmolive Co.	8,638	755,048
Estee Lauder Cos., Inc., Class A	2,014	211,853
Procter & Gamble Co.	40,704	2,587,553
		5,767,350
Cruise Lines — 0.0%
Carnival Corp.	3,892	146,456
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	873	65,946
Fiserv, Inc.†	1,446	90,563
		156,509
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,517	57,767
Patterson Cos., Inc.	1,693	55,683
		113,450
Dialysis Centers — 0.0%
DaVita, Inc.†	1,687	146,111
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,513	166,218
Distribution/Wholesale — 0.1%
Fastenal Co.	5,210	187,508
WW Grainger, Inc.	1,028	157,952
		345,460
Diversified Banking Institutions — 0.3%
Morgan Stanley	47,774	1,099,280
Diversified Manufacturing Operations — 1.3%
3M Co.	6,905	654,939
Danaher Corp.	32,351	1,714,280
Dover Corp.	1,780	120,684
Eaton Corp.	2,894	148,896
Honeywell International, Inc.	8,899	530,291
Illinois Tool Works, Inc.	4,683	264,543
Ingersoll-Rand PLC	5,853	265,785
ITT Corp.	1,724	101,595
Parker Hannifin Corp.	1,691	151,750
Tyco International, Ltd.	3,894	192,481
		4,145,244
Diversified Operations — 0.0%
Leucadia National Corp.	2,100	71,610
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	6,310	1,290,332
E-Commerce/Services — 3.0%
eBay, Inc.†	275,575	8,892,805
Expedia, Inc.	3,526	102,219
Netflix, Inc.†	770	202,271
priceline.com, Inc.†	877	448,963
		9,646,258
Electric Products-Misc. — 0.6%
Emerson Electric Co.	33,385	1,877,906
Molex, Inc.	909	23,425
		1,901,331
Electric-Integrated — 0.2%
Dominion Resources, Inc.	4,375	211,181
Southern Co.	5,851	236,264
Wisconsin Energy Corp.	1,900	59,565
		507,010
Electronic Components-Misc. — 0.7%
TE Connectivity, Ltd.	60,755	2,233,354
Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	10,204	71,326
Altera Corp.	5,693	263,871
Broadcom Corp., Class A†	8,430	283,585
Intel Corp.	54,333	1,204,019
LSI Corp.†	4,601	32,759
Microchip Technology, Inc.	3,365	127,567
Micron Technology, Inc.†	15,217	113,823
National Semiconductor Corp.	2,088	51,386
NVIDIA Corp.†	40,604	647,025
Texas Instruments, Inc.	20,516	673,540
Xilinx, Inc.	94,942	3,462,535
		6,931,436
Electronic Connectors — 0.8%
Amphenol Corp., Class A	49,746	2,685,787
Electronic Forms — 0.5%
Adobe Systems, Inc.†	53,110	1,670,310

2

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	6,149	314,275
FLIR Systems, Inc.	2,821	95,096
		409,371
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	959	126,847
Engineering/R&D Services — 0.0%
Fluor Corp.	1,755	113,478
Engines-Internal Combustion — 0.1%
Cummins, Inc.	3,467	358,800
Enterprise Software/Service — 2.7%
BMC Software, Inc.†	3,125	170,938
CA, Inc.	4,493	102,620
Oracle Corp.	258,706	8,514,014
		8,787,572
Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,467	58,221
Filtration/Separation Products — 0.0%
Pall Corp.	2,052	115,384
Finance-Credit Card — 0.8%
American Express Co.	50,514	2,611,574
Finance-Investment Banker/Broker — 1.2%
Charles Schwab Corp.	231,649	3,810,626
Finance-Other Services — 0.9%
CME Group, Inc.	7,219	2,104,988
IntercontinentalExchange, Inc.†	5,506	686,653
		2,791,641
Food-Confectionery — 0.0%
Hershey Co.	1,598	90,846
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,497	44,626
Food-Misc. — 0.4%
Campbell Soup Co.	1,709	59,046
General Mills, Inc.	7,106	264,485
H.J. Heinz Co.	3,639	193,886
Kellogg Co.	2,699	149,309
Kraft Foods, Inc., Class A	14,908	525,209
McCormick & Co., Inc.	1,428	70,786
Sara Lee Corp.	5,479	104,046
		1,366,767
Food-Retail — 0.1%
Whole Foods Market, Inc.	2,639	167,445
Gold Mining — 0.1%
Newmont Mining Corp.	8,723	470,780
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,517	135,195
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	20,331	721,547
Starwood Hotels & Resorts Worldwide, Inc.	3,447	193,170
Wyndham Worldwide Corp.	3,003	101,051
		1,015,768
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,188	17,416
Robert Half International, Inc.	1,116	30,166
		47,582
Industrial Automated/Robotic — 1.3%
FANUC Corp.(1)	23,500	3,918,664
Rockwell Automation, Inc.	2,550	221,238
		4,139,902
Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	2,059	196,799
Airgas, Inc.	815	57,083
Praxair, Inc.	30,268	3,280,748
		3,534,630
Instruments-Scientific — 1.0%
PerkinElmer, Inc.	1,096	29,493
Thermo Fisher Scientific, Inc.†	45,200	2,910,428
Waters Corp.†	1,619	155,003
		3,094,924
Insurance-Life/Health — 0.9%
Aflac, Inc.	5,041	235,314
Prudential PLC(1)	222,092	2,566,614
		2,801,928
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	3,299	103,820
F5 Networks, Inc.†	1,433	157,988
		261,808
Internet Security — 0.1%
Symantec Corp.†	13,349	263,242
VeriSign, Inc.	1,637	54,774
		318,016
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	4,281	246,928
BlackRock, Inc.	1,223	234,584
Federated Investors, Inc., Class B	1,053	25,103
Franklin Resources, Inc.	1,631	214,134
Invesco, Ltd.	3,837	89,786
Janus Capital Group, Inc.	1,579	14,906
T. Rowe Price Group, Inc.	4,589	276,900
		1,102,341
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	6,149	654,623
Joy Global, Inc.	1,856	176,765
		831,388
Machinery-Farming — 0.2%
Deere & Co.	7,416	611,449
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,694	141,110
Machinery-Pumps — 0.0%
Flowserve Corp.	986	108,352
Medical Information Systems — 0.0%
Cerner Corp.†	2,556	156,197
Medical Instruments — 1.0%
Edwards Lifesciences Corp.†	2,026	176,627
Intuitive Surgical, Inc.†	694	258,244

3

Medtronic, Inc.	12,092	465,905
St. Jude Medical, Inc.	51,688	2,464,484
		3,365,260
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,770	171,318
Quest Diagnostics, Inc.	1,390	82,149
		253,467
Medical Products — 2.1%
Baxter International, Inc.	26,419	1,576,950
Becton, Dickinson and Co.	2,474	213,185
Hospira, Inc.†	2,964	167,940
Johnson & Johnson	61,002	4,057,853
Stryker Corp.	5,896	346,036
Varian Medical Systems, Inc.†	2,071	145,012
Zimmer Holdings, Inc.†	2,137	135,058
		6,642,034
Medical-Biomedical/Gene — 4.2%
Amgen, Inc.†	27,282	1,591,905
Biogen Idec, Inc.†	4,269	456,441
Celgene Corp.†	125,797	7,588,075
Gilead Sciences, Inc.†	44,063	1,824,649
Life Technologies Corp.†	3,158	164,437
Vertex Pharmaceuticals, Inc.†	35,932	1,868,105
		13,493,612
Medical-Drugs — 1.6%
Abbott Laboratories	27,461	1,444,998
Allergan, Inc.	5,385	448,301
Bristol-Myers Squibb Co.	16,277	471,382
Cephalon, Inc.†	544	43,466
Eli Lilly & Co.	17,999	675,502
Forest Laboratories, Inc.†	3,337	131,278
Merck & Co., Inc.	51,238	1,808,189
		5,023,116
Medical-Generic Drugs — 0.5%
Mylan, Inc.†	7,761	191,464
Teva Pharmaceutical Industries, Ltd. ADR	25,118	1,211,190
Watson Pharmaceuticals, Inc.†	2,235	153,611
		1,556,265
Medical-HMO — 0.1%
CIGNA Corp.	4,780	245,835
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	8,650	53,976
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	2,469	102,217
Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	15,377	2,531,823
Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	16,737	885,387
Metal-Diversified — 1.4%
Ivanhoe Mines, Ltd.†	182,252	4,610,976
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	2,556	236,302
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,837	75,262
Multimedia — 2.5%
McGraw-Hill Cos., Inc.	3,069	128,622
News Corp., Class A	286,187	5,065,510
Viacom, Inc., Class B	45,423	2,316,573
Walt Disney Co.	18,034	704,047
		8,214,752
Networking Products — 0.4%
Cisco Systems, Inc.	55,392	864,669
Juniper Networks, Inc.†	9,418	296,667
		1,161,336
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	669	12,256
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,948	90,946
Waste Management, Inc.	3,268	121,798
		212,744
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	709	27,389
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	1,228	86,463
Helmerich & Payne, Inc.	1,039	68,699
Noble Corp.	3,386	133,442
		288,604
Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	3,165	242,945
Apache Corp.	3,320	409,655
Cabot Oil & Gas Corp.	794	52,650
Chesapeake Energy Corp.	4,416	131,111
Denbury Resources, Inc.†	7,019	140,380
Devon Energy Corp.	17,200	1,355,532
EOG Resources, Inc.	2,182	228,128
EQT Corp.	1,188	62,394
Newfield Exploration Co.†	2,337	158,963
Noble Energy, Inc.	1,403	125,751
Occidental Petroleum Corp.	18,877	1,963,963
Pioneer Natural Resources Co.	2,063	184,783
Range Resources Corp.	1,391	77,200
Southwestern Energy Co.†	66,208	2,838,999
		7,972,454
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	1,709	112,213
Suncor Energy, Inc.	2,390	93,449
		205,662
Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	21,412	1,076,809
FMC Technologies, Inc.†	4,246	190,178
National Oilwell Varco, Inc.	15,593	1,219,529
		2,486,516
Oil-Field Services — 5.2%
Baker Hughes, Inc.	39,684	2,879,471
Halliburton Co.	99,848	5,092,248
Schlumberger, Ltd.	104,530	9,031,392
		17,003,111

4

Pharmacy Services — 1.8%
Express Scripts, Inc.†	9,355	504,983
Medco Health Solutions, Inc.†	95,600	5,403,312
		5,908,295
Pipelines — 0.1%
El Paso Corp.	7,880	159,176
Spectra Energy Corp.	5,742	157,388
		316,564
Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co., Class A	1,140	29,104
AvalonBay Communities, Inc.	1,543	198,121
Boston Properties, Inc.	1,209	128,347
Equity Residential	5,206	312,360
HCP, Inc.	4,017	147,384
Health Care REIT, Inc.	1,343	70,414
Host Hotels & Resorts, Inc.	5,334	90,411
Kimco Realty Corp.	2,229	41,549
Plum Creek Timber Co., Inc.	1,316	53,351
Prologis, Inc.	2,549	91,356
Public Storage	1,483	169,077
Simon Property Group, Inc.	5,182	602,304
Ventas, Inc.	2,888	152,226
Vornado Realty Trust	1,333	124,209
		2,210,213
Real Estate Management/Services — 0.2%
CB Richard Ellis Group, Inc., Class A†	26,894	675,308
Real Estate Operations & Development — 0.2%
Hang Lung Properties, Ltd.(1).	177,000	735,428
Retail-Apparel/Shoe — 1.6%
Abercrombie & Fitch Co., Class A	898	60,094
Gap, Inc.	3,867	69,993
Limited Brands, Inc.	108,961	4,189,550
Ross Stores, Inc.	2,066	165,528
Urban Outfitters, Inc.†	29,212	822,318
		5,307,483
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	447	131,798
O’Reilly Automotive, Inc.†	2,436	159,582
		291,380
Retail-Automobile — 0.0%
CarMax, Inc.†	3,990	131,949
Retail-Bedding — 0.6%
Bed Bath & Beyond, Inc.†	34,585	2,018,726
Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	123,346	2,875,195
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,249	102,051
Retail-Discount — 1.4%
Big Lots, Inc.†	757	25,095
Costco Wholesale Corp.	34,633	2,813,585
Family Dollar Stores, Inc.	2,161	113,582
Target Corp.	33,596	1,575,988
		4,528,250
Retail-Jewelry — 0.9%
Cie Financiere Richemont SA, Class A(1)	41,649	2,727,297
Tiffany & Co.	2,256	177,141
		2,904,438
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	2,965	139,177
TJX Cos., Inc.	6,822	358,360
		497,537
Retail-Office Supplies — 0.7%
Staples, Inc.	145,092	2,292,454
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	2,980	149,030
Macy’s, Inc.	4,675	136,697
		285,727
Retail-Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	550	169,504
Darden Restaurants, Inc.	2,410	119,922
McDonald’s Corp.	35,228	2,970,425
Starbucks Corp.	13,244	523,006
Yum! Brands, Inc.	18,725	1,034,369
		4,817,226
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	5,118	41,916
Schools — 0.1%
Apollo Group, Inc., Class A†	2,152	93,999
DeVry, Inc.	1,082	63,979
		157,978
Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	5,294	207,207
Linear Technology Corp.	4,024	132,873
		340,080
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	9,084	118,183
KLA-Tencor Corp.	1,424	57,644
Novellus Systems, Inc.†	773	27,936
Teradyne, Inc.†	1,868	27,646
		231,409
Steel-Producers — 0.0%
United States Steel Corp.	610	28,084
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	750	47,603
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	17,475	317,171
JDS Uniphase Corp.†	4,010	66,807
		383,978
Telecommunication Equipment — 0.0%
Harris Corp.	1,236	55,694

5

Telephone-Integrated — 0.8%
AT&T, Inc.	43,945	1,380,312
CenturyLink, Inc.	5,305	214,481
Frontier Communications Corp.	8,264	66,690
Verizon Communications, Inc.	19,994	744,377
Windstream Corp.	5,406	70,062
		2,475,922
Tobacco — 0.8%
Altria Group, Inc.	12,945	341,878
Lorillard, Inc.	1,143	124,438
Philip Morris International, Inc.	31,421	2,097,980
Reynolds American, Inc.	3,046	112,854
		2,677,150
Tools-Hand Held — 0.0%
Snap-On, Inc.	463	28,928
Stanley Black & Decker, Inc.	1,485	106,994
		135,922
Toys — 0.1%
Hasbro, Inc.	2,407	105,739
Mattel, Inc.	3,869	106,359
		212,098
Transport-Rail — 0.3%
CSX Corp.	11,690	306,512
Norfolk Southern Corp.	2,559	191,746
Union Pacific Corp.	5,287	551,962
		1,050,220
Transport-Services — 2.3%
C.H. Robinson Worldwide, Inc.	35,029	2,761,687
Expeditors International of Washington, Inc.	2,101	107,550
United Parcel Service, Inc., Class B	64,456	4,700,776
		7,570,013
Vitamins & Nutrition Products — 0.7%
Mead Johnson Nutrition Co.	34,435	2,326,084
Web Hosting/Design — 0.3%
Equinix, Inc.†	9,978	1,007,978
Web Portals/ISP — 1.8%
Google, Inc., Class A†	11,002	5,571,193
Yahoo!, Inc.†	10,820	162,733
		5,733,926
Wireless Equipment — 4.6%
American Tower Corp., Class A†	68,458	3,582,407
Crown Castle International Corp.†	108,531	4,426,980
QUALCOMM, Inc.	118,991	6,757,499
		14,766,886
Total Common Stock (cost $258,641,742)		316,449,622
EXCHANGE-TRADED FUNDS — 0.6%
iShares S&P 500 Growth Index Fund (cost $2,026,714)	29,800	2,070,504
Total Long-Term Investment Securities (cost $260,668,456)		318,520,126
SHORT-TERM INVESTMENT SECURITIES — 1.5%
U.S. Government Agencies — 1.5%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/11	$4,700,000	4,700,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 09/15/11(2)	61,000	60,997
Total Short-Term Investment Securities (cost $4,760,994)		4,760,997
REPURCHASE AGREEMENTS — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $1,828,001 and collateralized by $1,850,000 of United States Treasury Notes, bearing interest at 1.00%, due 04/30/12 and having an approximate value of $1,865,351	1,828,000	1,828,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $5,089,001 and collateralized by $5,195,000 of United States Treasury Bills 0.01%, due 07/21/11 and having an approximate value of $5,194,969	5,089,000	5,089,000
State Street Bank & Trust Co., Joint Repurchase Agreement(3)	292,000	292,000
Total Repurchase Agreements (cost $7,209,000)		7,209,000
TOTAL INVESTMENTS (cost $272,638,450)(4)	102.0%	330,490,123
Liabilities in excess of other assets	(2.0)	(6,454,810)
NET ASSETS	100.0%	$324,035,313

†                                Non-income producing security

(1)                        Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $13,966,003 representing 4.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1. regarding fair value pricing for foreign equity securities.

(2)                        The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)                        See Note 2 for details of Joint Repurchase Agreements.

(4)                        See Note 4 for cost of investments on a tax basis.

ADR           — American Depository Receipt

See Notes to Portfolio of Investments

6

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	September 2011	$667,120	$695,700	$28,580

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$18,955,928	$—		$—	$18,955,928
Oil-Field Services	17,003,111	—		—	17,003,111
Other Industries*	266,524,580	13,966,003	#	—	280,490,583
Exchange Traded Funds	2,070,504	—		—	2,070,504
Short-Term Investment Securities:
U.S. Government Agencies	—	4,700,000		—	4,700,000
U.S. Government Treasuries	—	60,997		—	60,997
Repurchase Agreements	—	7,209,000		—	7,209,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	28,580	—		—	28,580
Total	$304,582,703	$25,936,000		$—	$330,518,703

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $13,966,003 representing 4.3% of net assets; see Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.4%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	1,852	$89,192
WPP PLC(5)	26,668	333,868
		423,060
Aerospace/Defense — 1.0%
Boeing Co.	18,420	1,361,791
General Dynamics Corp.	2,838	211,488
Lockheed Martin Corp.	12,138	982,814
Northrop Grumman Corp.	5,075	351,951
Raytheon Co.	3,211	160,068
		3,068,112
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	5,554	491,585
Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc.	9,100	1,289,197
Monsanto Co.	20,382	1,478,510
Mosaic Co.	16,700	1,131,091
		3,898,798
Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	62,626	1,888,174
Airlines — 0.0%
Southwest Airlines Co.	6,726	76,811
Apparel Manufacturers — 0.0%
VF Corp.	637	69,153
Appliances — 0.4%
Whirlpool Corp.	15,322	1,245,985
Applications Software — 0.8%
Compuware Corp.†	1,324	12,922
Microsoft Corp.	97,800	2,542,800
		2,555,722
Audio/Video Products — 0.0%
Harman International Industries, Inc.	509	23,195
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	27,001	372,344
General Motors Co.†	47,300	1,436,028
		1,808,372
Auto-Heavy Duty Trucks — 0.5%
PACCAR, Inc.	29,512	1,507,768
Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	11,763	490,047
Banks-Commercial — 1.0%
BB&T Corp.	88,276	2,369,328
First Horizon National Corp.	4,566	43,560
M&T Bank Corp.	2,176	191,379
Marshall & Ilsley Corp.	9,192	73,260
Regions Financial Corp.	74,585	462,427
Zions Bancorporation	3,187	76,520
		3,216,474
Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	50,530	1,294,579
Northern Trust Corp.	18,525	851,409
State Street Corp.	8,739	394,041
		2,540,029
Banks-Super Regional — 5.0%
Capital One Financial Corp.	21,960	1,134,673
Comerica, Inc.	3,065	105,957
Fifth Third Bancorp	15,930	203,108
Huntington Bancshares, Inc.	10,329	67,758
KeyCorp	59,824	498,334
PNC Financial Services Group, Inc.	65,325	3,894,024
SunTrust Banks, Inc.	42,409	1,094,152
US Bancorp	90,606	2,311,359
Wells Fargo & Co.	240,070	6,736,364
		16,045,729
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	15,600	1,098,708
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	3,103	64,604
Brewery — 0.5%
Molson Coors Brewing Co., Class B	36,155	1,617,575
Building & Construction Products-Misc. — 0.1%
USG Corp.†	14,500	207,930
Building Products-Wood — 0.2%
Masco Corp.	46,909	564,315
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	4,873	56,137
Lennar Corp., Class A	1,394	25,301
Pulte Group, Inc.†	5,841	44,742
		126,180
Cable/Satellite TV — 1.0%
Cablevision Systems Corp.†	1,700	44,625
Cablevision Systems Corp., Class A	22,900	829,209
Comcast Corp., Class A	91,850	2,327,479
Time Warner Cable, Inc.	2,041	159,280
		3,360,593
Casino Services — 0.0%
International Game Technology	2,964	52,107
Cellular Telecom — 0.2%
Sprint Nextel Corp.†	51,872	279,590
Vodafone Group PLC(5)	155,117	412,244
		691,834
Chemicals-Diversified — 1.1%
Dow Chemical Co.	72,683	2,616,588
E.I. du Pont de Nemours & Co.	18,402	994,628
PPG Industries, Inc.	1,097	99,597
		3,710,813
Chemicals-Specialty — 0.2%
Eastman Chemical Co.	604	61,650
International Flavors & Fragrances, Inc.	10,800	693,792
		755,442
Coal — 0.0%
Alpha Natural Resources, Inc.†	1,257	57,118
Coatings/Paint — 0.0%
Sherwin-Williams Co.	751	62,986
Commercial Services — 0.0%
Iron Mountain, Inc.	1,601	54,578
Quanta Services, Inc.†	3,747	75,690
		130,268
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	3,119	164,309
Equifax, Inc.	854	29,651
H&R Block, Inc.	20,393	327,104
Moody’s Corp.	1,581	60,631
Paychex, Inc.	2,401	73,759
Total System Services, Inc.	1,768	32,849
		688,303

1

Computer Services — 0.4%
Computer Sciences Corp.	30,489	1,157,362
Computers — 1.3%
Apple, Inc.†	2,300	772,041
Dell, Inc.†	28,467	474,545
Hewlett-Packard Co.	80,343	2,924,485
		4,171,071
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,374	40,203
Consulting Services — 0.0%
SAIC, Inc.†	2,613	43,951
Consumer Products-Misc. — 1.3%
Clorox Co.	17,879	1,205,760
Fortune Brands, Inc.	25,203	1,607,195
Kimberly-Clark Corp.	19,357	1,288,402
		4,101,357
Containers-Metal/Glass — 0.4%
Owens-Illinois, Inc.†	2,844	73,404
Rexam PLC ADR	43,500	1,370,250
		1,443,654
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,826	61,682
Sealed Air Corp.	2,777	66,065
		127,747
Cosmetics & Toiletries — 0.8%
Avon Products, Inc.	38,300	1,072,400
Procter & Gamble Co.	25,167	1,599,866
		2,672,266
Cruise Lines — 0.0%
Carnival Corp.	3,669	138,064
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	4,666	143,666
Fiserv, Inc.†	1,071	67,077
		210,743
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	952	36,252
Distribution/Wholesale — 0.2%
Genuine Parts Co.	12,428	676,083
Diversified Banking Institutions — 7.0%
Bank of America Corp.	561,091	6,149,557
Citigroup, Inc.	50,640	2,108,650
Credit Suisse Group AG ADR	42,300	1,650,546
Goldman Sachs Group, Inc.	18,177	2,419,177
JPMorgan Chase & Co.	232,410	9,514,865
Morgan Stanley	41,882	963,705
		22,806,500
Diversified Manufacturing Operations — 6.9%
3M Co.	23,444	2,223,664
Cooper Industries PLC	12,600	751,842
Danaher Corp.	3,682	195,109
Dover Corp.	1,488	100,886
Eaton Corp.	3,076	158,260
General Electric Co.	496,884	9,371,232
Honeywell International, Inc.	26,512	1,579,850
Illinois Tool Works, Inc.	28,775	1,625,500
Ingersoll-Rand PLC	40,500	1,839,105
ITT Corp.	14,000	825,020
Leggett & Platt, Inc.	2,478	60,414
Parker Hannifin Corp.	1,153	103,470
Textron, Inc.	55,188	1,302,989
Tyco International, Ltd.	47,109	2,328,598
		22,465,939
Diversified Operations — 0.0%
Leucadia National Corp.	1,374	46,853
Electric Products-Misc. — 0.2%
Emerson Electric Co.	13,365	751,781
Molex, Inc.	1,519	39,145
		790,926
Electric-Generation — 0.0%
AES Corp.†	11,390	145,109
Electric-Integrated — 4.9%
Ameren Corp.	4,181	120,580
American Electric Power Co., Inc.	8,354	314,779
CMS Energy Corp.	4,375	86,144
Consolidated Edison, Inc.	5,073	270,087
Constellation Energy Group, Inc.	31,080	1,179,797
Dominion Resources, Inc.	5,691	274,705
DTE Energy Co.	2,936	146,859
Duke Energy Corp.	54,534	1,026,875
Edison International	37,049	1,435,649
Entergy Corp.	35,986	2,457,124
Exelon Corp.	40,985	1,755,797
FirstEnergy Corp.	18,751	827,857
Integrys Energy Group, Inc.	1,350	69,984
NextEra Energy, Inc.	7,316	420,377
Northeast Utilities	3,065	107,796
Pepco Holdings, Inc.	3,915	76,851
PG&E Corp.	6,900	290,007
Pinnacle West Capital Corp.	13,990	623,674
PPL Corp.	52,907	1,472,402
Progress Energy, Inc.	20,807	998,944
Public Service Enterprise Group, Inc.	8,772	286,318
SCANA Corp.	1,982	78,031
Southern Co.	8,981	362,653
TECO Energy, Inc.	15,327	289,527
Wisconsin Energy Corp.	2,189	68,625
Xcel Energy, Inc.	37,495	911,128
		15,952,570
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	3,410	68,882

2

Electronic Components-Semiconductors — 1.7%
Freescale Semiconductor Holdings I, Ltd.†	40,800	750,312
Intel Corp.	103,810	2,300,430
LSI Corp.†	5,986	42,620
MEMC Electronic Materials, Inc.†	3,995	34,077
National Semiconductor Corp.	2,132	52,469
NVIDIA Corp.†	4,476	71,325
Texas Instruments, Inc.	7,400	242,942
Xilinx, Inc.	52,100	1,900,087
		5,394,262
Electronic Forms — 0.0%
Adobe Systems, Inc.†	4,198	132,027
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,840	160,908
Engineering/R&D Services — 0.1%
Fluor Corp.	1,299	83,993
Jacobs Engineering Group, Inc.†	2,199	95,107
		179,100
Enterprise Software/Service — 0.0%
CA, Inc.	2,172	49,608
Entertainment Software — 0.2%
Electronic Arts, Inc.†	21,843	515,495
Finance-Consumer Loans — 0.3%
SLM Corp.	55,645	935,392
Finance-Credit Card — 0.9%
American Express Co.	51,960	2,686,332
Discover Financial Services	9,458	253,002
		2,939,334
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	9,551	157,114
E*Trade Financial Corp.†	4,365	60,237
		217,351
Finance-Other Services — 0.3%
CME Group, Inc.	1,163	339,119
NASDAQ OMX Group, Inc.†	2,604	65,881
NYSE Euronext	19,339	662,748
		1,067,748
Food-Confectionery — 0.4%
Hershey Co.	20,890	1,187,596
J.M. Smucker Co.	2,011	153,721
		1,341,317
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,176	38,970
Food-Meat Products — 0.0%
Hormel Foods Corp.	939	27,992
Tyson Foods, Inc., Class A	5,198	100,945
		128,937
Food-Misc. — 1.3%
Campbell Soup Co.	19,187	662,911
ConAgra Foods, Inc.	33,790	872,120
General Mills, Inc.	36,896	1,373,269
H.J. Heinz Co.	2,009	107,039
Kellogg Co.	1,693	93,657
Kraft Foods, Inc., Class A	15,849	558,360
McCormick & Co., Inc.	10,096	500,459
Sara Lee Corp.	4,768	90,544
		4,258,359
Food-Retail — 0.1%
Kroger Co.	10,515	260,772
Safeway, Inc.	6,140	143,492
SUPERVALU, Inc.	3,678	34,610
		438,874
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	10,117	315,448
Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	15,976	309,135
Nicor, Inc.	790	43,245
NiSource, Inc.	55,448	1,122,822
Sempra Energy	4,152	219,558
		1,694,760
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	76,849	1,212,677
Hotel/Motels — 0.2%
Marriott International, Inc., Class A	14,904	528,943
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,076	15,774
Robert Half International, Inc.	1,451	39,221
		54,995
Independent Power Producers — 0.0%
NRG Energy, Inc.†	4,180	102,744
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,653	157,994
Airgas, Inc.	412	28,856
		186,850
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	880	23,681
Thermo Fisher Scientific, Inc.†	2,658	171,148
		194,829
Insurance Brokers — 1.0%
AON Corp.	5,731	294,000
Marsh & McLennan Cos., Inc.	93,297	2,909,934
		3,203,934
Insurance-Life/Health — 1.5%
Aflac, Inc.	3,163	147,649
Lincoln National Corp.	30,111	857,862
Principal Financial Group, Inc.	45,271	1,377,144
Prudential Financial, Inc.	8,461	538,035
Sun Life Financial, Inc.	19,400	583,552
Torchmark Corp.	1,319	84,600
Unum Group	44,837	1,142,447
		4,731,289
Insurance-Multi-line — 1.5%
ACE, Ltd.	26,050	1,714,611
Allstate Corp.	43,067	1,314,835
American International Group, Inc.†(1)	7,564	221,776
Assurant, Inc.	1,673	60,680
Cincinnati Financial Corp.	2,826	82,463
Genworth Financial, Inc., Class A†	8,506	87,442
Hartford Financial Services Group, Inc.	7,720	203,576
Loews Corp.	5,387	226,739
MetLife, Inc.	18,328	804,049
XL Group PLC	5,365	117,923
		4,834,094

3

Insurance-Property/Casualty — 0.4%
Chubb Corp.	12,372	774,611
Progressive Corp.	11,334	242,321
Travelers Cos., Inc.	7,263	424,014
		1,440,946
Insurance-Reinsurance — 0.7%
Berkshire Hathaway, Inc., Class B†	30,018	2,323,093
Internet Security — 0.0%
VeriSign, Inc.	1,314	43,966
Investment Management/Advisor Services — 1.3%
BlackRock, Inc.	6,767	1,297,978
Federated Investors, Inc., Class B	581	13,851
Franklin Resources, Inc.	900	118,161
Invesco, Ltd.	69,546	1,627,376
Janus Capital Group, Inc.	1,679	15,850
Legg Mason, Inc.	30,680	1,005,077
		4,078,293
Linen Supply & Related Items — 0.0%
Cintas Corp.	2,192	72,402
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,140	547,204
Medical Instruments — 0.1%
Boston Scientific Corp.†	26,497	183,094
Medtronic, Inc.	6,675	257,188
		440,282
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,364	80,612
Medical Products — 1.6%
Baxter International, Inc.	28,360	1,692,808
Becton, Dickinson and Co.	1,365	117,622
CareFusion Corp.†	3,874	105,257
Covidien PLC	8,595	457,512
Johnson & Johnson	41,711	2,774,616
Zimmer Holdings, Inc.†	1,231	77,799
		5,225,614
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.†	51,915	3,029,240
Medical-Drugs — 3.6%
Bristol-Myers Squibb Co.	42,707	1,236,795
Cephalon, Inc.†	800	63,920
Eli Lilly & Co.	12,900	484,137
Forest Laboratories, Inc.†	1,687	66,366
Merck & Co., Inc.	100,223	3,536,870
Pfizer, Inc.	303,263	6,247,218
		11,635,306
Medical-Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	39,400	1,899,868
Medical-HMO — 1.1%
Aetna, Inc.	6,580	290,112
Coventry Health Care, Inc.†	2,570	93,728
Humana, Inc.	2,920	235,177
UnitedHealth Group, Inc.	44,485	2,294,536
WellPoint, Inc.	6,366	501,450
		3,415,003
Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	47,325	1,561,725
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	2,328	96,380
Cardinal Health, Inc.	6,079	276,108
McKesson Corp.	4,371	365,634
		738,122
Metal-Aluminum — 0.1%
Alcoa, Inc.	18,443	292,506
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	16,094	659,371
Multimedia — 1.7%
McGraw-Hill Cos., Inc.	29,672	1,243,554
News Corp., Class A	16,641	294,546
Time Warner, Inc.	60,367	2,195,548
Walt Disney Co.	45,175	1,763,632
		5,497,280
Networking Products — 0.7%
Cisco Systems, Inc.	154,407	2,410,293
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	906	16,598
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,367	73,022
Waste Management, Inc.	5,015	186,909
		259,931
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,535	81,270
Xerox Corp.	24,295	252,911
		334,181
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	15,636	604,019
Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.	5,400	380,214
Helmerich & Payne, Inc.	835	55,211
Nabors Industries, Ltd.†	4,983	122,781
Noble Corp.	36,949	1,456,160
Rowan Cos., Inc.†	2,210	85,770
		2,100,136
Oil Companies-Exploration & Production — 2.9%
Anadarko Petroleum Corp.	21,321	1,636,600
Apache Corp.	3,391	418,416
Cabot Oil & Gas Corp.	1,032	68,432
Chesapeake Energy Corp.	7,070	209,908
Devon Energy Corp.	4,621	364,181
EOG Resources, Inc.	2,513	262,734
EQT Corp.	1,425	74,841
Noble Energy, Inc.	1,683	150,847
Occidental Petroleum Corp.	27,247	2,834,778
Plains Exploration & Production Co.†	47,900	1,825,948
QEP Resources, Inc.	3,065	128,209
Range Resources Corp.	1,420	78,810
Southwestern Energy Co.†	32,600	1,397,888
		9,451,592

4

Oil Companies-Integrated — 10.4%
BP PLC ADR	17,404	770,823
Chevron Corp.	109,223	11,232,493
ConocoPhillips	34,008	2,557,062
Exxon Mobil Corp.	115,024	9,360,653
Hess Corp.	5,243	391,967
Marathon Oil Corp.	38,147	2,009,584
Murphy Oil Corp.	22,277	1,462,708
Petroleo Brasileiro SA ADR	51,500	1,743,790
Royal Dutch Shell PLC ADR	58,900	4,189,557
		33,718,637
Oil Refining & Marketing — 0.3%
Sunoco, Inc.	13,700	571,427
Tesoro Corp.†	2,493	57,115
Valero Energy Corp.	9,887	252,810
		881,352
Oil-Field Services — 1.1%
Baker Hughes, Inc.	26,120	1,895,267
Halliburton Co.	7,615	388,365
Schlumberger, Ltd.	15,200	1,313,280
		3,596,912
Paper & Related Products — 0.7%
International Paper Co.	50,069	1,493,058
MeadWestvaco Corp.	22,642	754,205
		2,247,263
Pipelines — 0.4%
El Paso Corp.	5,600	113,120
Oneok, Inc.	1,857	137,437
Spectra Energy Corp.	23,810	652,632
Williams Cos., Inc.	10,198	308,489
		1,211,678
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,252	63,772
Professional Sports — 0.1%
Madison Square Garden, Inc.†	9,225	253,964
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,169	59,700
New York Times Co., Class A†	34,100	297,352
Washington Post Co., Class B	89	37,287
		394,339
Quarrying — 0.3%
Vulcan Materials Co.	22,439	864,575
Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co., Class A	953	24,330
Boston Properties, Inc.	1,338	142,042
HCP, Inc.	3,098	113,666
Health Care REIT, Inc.	1,747	91,595
Host Hotels & Resorts, Inc.	6,663	112,938
Kimco Realty Corp.	4,868	90,739
Plum Creek Timber Co., Inc.	1,516	61,459
ProLogis, Inc.	4,855	174,003
Public Storage	970	110,590
Vornado Realty Trust	1,535	143,031
Weyerhaeuser Co.	27,095	592,297
		1,656,690
Retail-Apparel/Shoe — 0.0%
Abercrombie & Fitch Co., Class A	638	42,695
Gap, Inc.	2,981	53,956
		96,651
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,103	40,381
Retail-Building Products — 1.3%
Home Depot, Inc.	68,507	2,481,323
Lowe’s Cos., Inc.	73,676	1,717,388
		4,198,711
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,452	65,395
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,405	75,541
Retail-Discount — 0.8%
Big Lots, Inc.†	560	18,564
Costco Wholesale Corp.	7,575	615,393
Target Corp.	5,138	241,024
Wal-Mart Stores, Inc.	33,115	1,759,731
		2,634,712
Retail-Drug Store — 0.5%
CVS Caremark Corp.	23,510	883,506
Walgreen Co.	15,873	673,967
		1,557,473
Retail-Jewelry — 0.0%
Tiffany & Co.	1,200	94,224
Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	3,697	127,694
Nordstrom, Inc.	28,600	1,342,484
Sears Holdings Corp.†	747	53,366
		1,523,544
Retail-Office Supplies — 0.3%
Staples, Inc.	52,183	824,491
Retail-Regional Department Stores — 0.7%
Kohl’s Corp.	31,049	1,552,760
Macy’s, Inc.	19,812	579,303
		2,132,063
Rubber-Tires — 0.4%
Goodyear Tire & Rubber Co.†	78,333	1,313,644

5

Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	4,110	33,661
People’s United Financial, Inc.	6,528	87,736
		121,397
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	20,500	802,370
Maxim Integrated Products, Inc.	53,300	1,362,348
		2,164,718
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	67,643	880,035
KLA-Tencor Corp.	1,514	61,287
Novellus Systems, Inc.†	790	28,551
Teradyne, Inc.†	1,383	20,468
		990,341
Steel-Producers — 1.3%
AK Steel Holding Corp.	1,912	30,133
Nucor Corp.	66,280	2,732,061
Steel Dynamics, Inc.	82,400	1,339,000
United States Steel Corp.	1,894	87,200
		4,188,394
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,104	70,071
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	10,071	182,789
Telecommunication Equipment — 0.4%
Harris Corp.	25,392	1,144,164
Tellabs, Inc.	6,299	29,038
		1,173,202
Telephone-Integrated — 3.1%
AT&T, Inc.	206,072	6,472,722
CenturyLink, Inc.	23,726	959,242
Frontier Communications Corp.	9,146	73,808
Telefonica SA(5)	20,567	502,944
Verizon Communications, Inc.	54,273	2,020,584
Windstream Corp.	3,537	45,840
		10,075,140
Television — 0.5%
CBS Corp., Class B	52,896	1,507,007
Tobacco — 0.7%
Altria Group, Inc.	23,593	623,091
Imperial Tobacco Group PLC ADR	22,900	1,524,453
Lorillard, Inc.	1,370	149,152
Reynolds American, Inc.	2,872	106,408
		2,403,104
Tools-Hand Held — 0.4%
Snap-On, Inc.	555	34,676
Stanley Black & Decker, Inc.	18,157	1,308,212
		1,342,888
Toys — 0.3%
Mattel, Inc.	37,230	1,023,453
Transport-Rail — 0.3%
CSX Corp.	7,648	200,530
Norfolk Southern Corp.	3,613	270,722
Union Pacific Corp.	3,317	346,295
		817,547
Transport-Services — 0.7%
Expeditors International of Washington, Inc.	1,620	82,928
FedEx Corp.	5,473	519,114
Ryder System, Inc.	890	50,597
United Parcel Service, Inc., Class B	23,208	1,692,559
		2,345,198
Web Portals/ISP — 0.4%
Google, Inc., Class A†	2,200	1,114,036
Yahoo!, Inc.†	11,973	180,074
		1,294,110
Wireless Equipment — 0.3%
Motorola Mobility Holdings, Inc.†	5,115	112,735
Motorola Solutions, Inc.†	5,887	271,037
Nokia Oyj ADR	112,700	723,534
		1,107,306
Total Common Stock (cost $288,554,030)		312,901,827
CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75% (cost $775,085)	15,500	755,470
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Value Index Fund (cost $2,963,668)	47,900	2,969,800
Total Long-Term Investment Securities (cost $292,263,104)		316,627,097

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
T. Rowe Price Reserve Investment Fund	4,375,995	4,375,995
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 09/15/11(2)	$60,000	59,997
Total Short-Term Investment Securities (cost $4,435,989)		4,435,992

6

REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)	240,000	240,000
Barclays Capital PLC Joint Repurchase Agreement(3)	520,000	520,000
BNP Paribas SA Joint Repurchase Agreement(3)	520,000	520,000
Deutsche Bank AG Joint Repurchase Agreement(3)	560,000	560,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	520,000	520,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	489,000	489,000
UBS Securities LLC Joint Repurchase Agreement(3)	650,000	650,000
Total Repurchase Agreements (cost $3,499,000)		3,499,000
TOTAL INVESTMENTS (cost $300,198,093)(4)	100.0%	324,562,089
Liabilities in excess of other assets	(0.0)	(96,966)
NET ASSETS	100.0%	$324,465,123

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
(5)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $1,249,056 representing 0.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	— American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2011	$591,320	$611,500	$20,180

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$16,045,729	$—		$—	$16,045,729
Diversified Banking Institutions	22,806,500	—		—	22,806,500
Diversified Manufactoring Operations	22,465,939	—		—	22,465,939
Oil Companies-Integrated	33,718,637	—		—	33,718,637
Other Industries*	216,615,966	1,249,056	#	—	217,865,022
Convertible Preferred Stock	755,470	—		—	755,470
Exchange Traded Funds	2,969,800	—		—	2,969,800
Short-Term Investment Securities:
Registered Investment Companies	—	4,375,995		—	4,375,995
U.S. Government Treasuries	—	59,997		—	59,997
Repurchase Agreements	—	3,499,000		—	3,499,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	20,180	—		—	20,180
Total	$315,398,221	$9,184,048		$—	$324,582,269

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $1,249,056 representing 0.4% of net assets; see Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2011

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.4%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	2,631	$32,888
Omnicom Group, Inc.	6,746	324,887
		357,775
Advertising Sales — 0.0%
Lamar Advertising Co., Class A†	250	6,842
Aerospace/Defense — 0.5%
Embraer SA ADR	3,500	107,730
Rockwell Collins, Inc.	3,917	241,640
Spirit Aerosystems Holdings, Inc., Class A†	348	7,656
TransDigm Group, Inc.†	1,419	129,398
		486,424
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.	32	2,283
BE Aerospace, Inc.†	1,321	53,910
Elbit Systems, Ltd.	1,000	47,760
Goodrich Corp.	2,635	251,642
		355,595
Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	3,139	444,702
Intrepid Potash, Inc.†	2,753	89,473
		534,175
Agricultural Operations — 0.0%
Bunge, Ltd.	545	37,578
Airlines — 0.5%
AMR Corp.†	2,256	12,183
Copa Holdings SA, Class A	1,664	111,055
Delta Air Lines, Inc.†	7,317	67,097
Skywest, Inc.	4,900	73,794
Southwest Airlines Co.	12,905	147,375
United Continental Holdings, Inc.†	4,064	91,968
		503,472
Apparel Manufacturers — 1.5%
Coach, Inc.	6,410	409,791
Columbia Sportswear Co.	3,750	237,750
Hanesbrands, Inc.†	13,164	375,832
Polo Ralph Lauren Corp.	904	119,880
Under Armour, Inc., Class A†	4,274	330,423
		1,473,676
Applications Software — 2.0%
Check Point Software Technologies, Ltd.†	2,300	130,755
Citrix Systems, Inc.†	8,396	671,680
Compuware Corp.†	2,303	22,477
Emdeon, Inc., Class A†	23	302
Intuit, Inc.†	7,655	396,988
Nuance Communications, Inc.†	14,929	320,526
Red Hat, Inc.†	6,578	301,930
Salesforce.com, Inc.†	400	59,592
		1,904,250
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.†	82	1,551
Ritchie Bros. Auctioneers, Inc.	1,900	52,231
		53,782
Audio/Video Products — 0.0%
Harman International Industries, Inc.	664	30,258
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	736	21,440
Auto-Heavy Duty Trucks — 0.4%
Navistar International Corp.†	5,365	302,908
PACCAR, Inc.	1,600	81,744
		384,652
Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.†	1,576	127,325
TRW Automotive Holdings Corp.†	1,000	59,030
Visteon Corp.†	40	2,737
WABCO Holdings, Inc.†	2,271	156,835
		345,927
Banks-Commercial — 0.4%
City National Corp.	1,000	54,250
First Horizon National Corp.	5,154	49,169
Popular, Inc.†	17,466	48,206
Regions Financial Corp.	7,100	44,020
SVB Financial Group†	800	47,768
TCF Financial Corp.	3,900	53,820
Zions Bancorporation	2,200	52,822
		350,055
Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,100	96,516
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,200	53,550
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	3,583	104,552
Dr Pepper Snapple Group, Inc.	3,186	133,589
Hansen Natural Corp.†	1,008	81,597
		319,738
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	2,608	194,791
Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class A†	4,009	164,209
Discovery Communications, Inc., Class C†	5,600	204,680
Liberty Global, Inc., Class A†	3,530	158,991
Liberty Media Corp.-Starz, Series A†	700	52,668
Scripps Networks Interactive, Inc., Class A	1,348	65,890
		646,438
Building & Construction Products-Misc. — 0.4%
Armstrong World Industries, Inc.	30	1,367
Owens Corning†	9,100	339,885
		341,252
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	768	33,078
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	308	24,631
Building Products-Wood — 0.1%
Masco Corp.	5,154	62,003
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co.	831	32,326

1

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	4,200	121,128
Building-Residential/Commercial — 0.1%
Toll Brothers, Inc.†	3,700	76,738
Cable/Satellite TV — 0.2%
Cablevision Systems Corp., Class A	3,126	113,193
Charter Communications, Inc.†	834	45,253
DISH Network Corp., Class A†	2,163	66,339
		224,785
Casino Hotels — 0.6%
MGM Resorts International†	23,921	315,996
Wynn Resorts, Ltd.	2,040	292,822
		608,818
Casino Services — 0.2%
Bally Technologies, Inc.†	578	23,513
International Game Technology	6,819	119,878
		143,391
Cellular Telecom — 0.4%
MetroPCS Communications, Inc.†	9,597	165,165
NII Holdings, Inc.†	4,643	196,770
		361,935
Chemicals-Diversified — 0.9%
Celanese Corp., Series A	2,248	119,841
FMC Corp.	1,033	88,858
Huntsman Corp.	541	10,198
PPG Industries, Inc.	3,176	288,349
Rockwood Holdings, Inc.†	2,034	112,460
Sociedad Quimica y Minera de Chile SA ADR	2,600	168,272
Solutia, Inc.†	1,760	40,216
Westlake Chemical Corp.	60	3,114
		831,308
Chemicals-Specialty — 1.3%
Albemarle Corp.	2,020	139,784
Eastman Chemical Co.	1,023	104,417
Ecolab, Inc.	4,539	255,909
International Flavors & Fragrances, Inc.	1,157	74,326
Lubrizol Corp.	925	124,200
Methanex Corp.	9,400	294,972
Sigma-Aldrich Corp.	2,753	202,015
WR Grace & Co.†	951	43,394
		1,239,017
Coal — 1.9%
Alpha Natural Resources, Inc.†	7,229	328,486
Arch Coal, Inc.	5,832	155,481
Bumi PLC†(6)	9,275	172,629
Consol Energy, Inc.	8,612	417,510
Peabody Energy Corp.	8,197	482,885
Walter Energy, Inc.	2,197	254,412
		1,811,403
Coatings/Paint — 0.3%
Kronos Worldwide, Inc.	314	9,875
Sherwin-Williams Co.	2,692	225,778
Valspar Corp.	175	6,311
		241,964
Coffee — 1.2%
Green Mountain Coffee Roasters, Inc.†	13,318	1,188,765
Commercial Services — 0.7%
Iron Mountain, Inc.	4,181	142,530
Quanta Services, Inc.†	2,400	48,480
Weight Watchers International, Inc.	6,317	476,744
		667,754
Commercial Services-Finance — 2.4%
Alliance Data Systems Corp.†	734	69,048
Equifax, Inc.	1,494	51,872
FleetCor Technologies, Inc.†	213	6,313
Global Payments, Inc.	2,052	104,652
Green Dot Corp., Class A†	2,918	99,154
H&R Block, Inc.	2,583	41,431
Lender Processing Services, Inc.	1,243	25,991
Moody’s Corp.	7,069	271,096
Morningstar, Inc.	351	21,334
Paychex, Inc.	9,329	286,587
SEI Investments Co.	17,798	400,633
Verisk Analytics, Inc., Class A†	3,640	126,017
Western Union Co.	39,950	800,198
		2,304,326
Computer Aided Design — 0.5%
ANSYS, Inc.†	3,621	197,960
Autodesk, Inc.†	8,308	320,689
		518,649
Computer Data Security — 0.1%
Fortinet, Inc.†	4,226	115,328
Computer Services — 0.1%
Computer Sciences Corp.	800	30,368
DST Systems, Inc.	74	3,907
IHS, Inc., Class A†	711	59,312
		93,587
Computers-Integrated Systems — 0.9%
MICROS Systems, Inc.†	2,667	132,577
NCR Corp.†	1,794	33,889
Riverbed Technology, Inc.†	2,209	87,454
Teradata Corp.†	9,930	597,786
		851,706
Computers-Memory Devices — 0.1%
NetApp, Inc.†	1,400	73,892
Seagate Technology PLC	3,000	48,480
		122,372
Computers-Periphery Equipment — 0.0%
Logitech International SA†	3,200	35,968
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.†	159	3,039
Corporate Executive Board Co.	1,100	48,015
Gartner, Inc.†	9,400	378,726
Genpact, Ltd.†	19,006	327,663
SAIC, Inc.†	1,337	22,488
Towers Watson & Co., Class A	170	11,171
		791,102
Consumer Products-Misc. — 0.5%
Clorox Co.	1,311	88,414

2

Jarden Corp.	8,880	306,449
Scotts Miracle-Gro Co., Class A	565	28,990
Tupperware Brands Corp.	898	60,570
		484,423
Containers-Metal/Glass — 0.6%
Ball Corp.	11,117	427,560
Crown Holdings, Inc.†	2,244	87,112
Silgan Holdings, Inc.	712	29,171
		543,843
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,326	37,115
Rock-Tenn Co., Class A	997	66,141
Temple-Inland, Inc.	405	12,044
		115,300
Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	12,792	358,176
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd.†	5,584	210,182
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	1,676	40,341
Dun & Bradstreet Corp.	1,311	99,033
Fidelity National Information Services, Inc.	1,222	37,626
Fiserv, Inc.†	1,656	103,715
		280,715
Decision Support Software — 0.2%
MSCI, Inc., Class A†	5,829	219,637
Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	2,827	107,652
Patterson Cos., Inc.	2,091	68,773
Sirona Dental Systems, Inc.†	803	42,639
		219,064
Diagnostic Equipment — 0.5%
Gen-Probe, Inc.†	7,090	490,273
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,425	188,083
Dialysis Centers — 0.3%
DaVita, Inc.†	2,775	240,343
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	2,733	300,247
Distribution/Wholesale — 1.0%
Fastenal Co.	8,544	307,499
Fossil, Inc.†	1,853	218,135
Genuine Parts Co.	618	33,619
LKQ Corp.†	3,850	100,447
WESCO International, Inc.†	293	15,848
WW Grainger, Inc.	1,920	295,008
		970,556
Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	72	3,545
Cooper Industries PLC	4,753	283,611
Dover Corp.	2,089	141,634
Eaton Corp.	1,861	95,748
Harsco Corp.	1,702	55,485
Ingersoll-Rand PLC	3,780	171,650
Leggett & Platt, Inc.	1,545	37,667
Parker Hannifin Corp.	962	86,330
SPX Corp.	201	16,615
Textron, Inc.	14,131	333,633
		1,225,918
E-Commerce/Products — 0.3%
Shutterfly, Inc.†	5,200	298,584
E-Commerce/Services — 1.6%
Ctrip.com International, Ltd. ADR†	2,500	107,700
Expedia, Inc.	1,637	47,456
Liberty Media Corp. - Interactive, Class A†	15,200	254,904
Netflix, Inc.†	2,036	534,837
priceline.com, Inc.†	1,075	550,325
		1,495,222
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,015	225,174
GrafTech International, Ltd.†	98	1,986
		227,160
Electric-Transmission — 0.1%
ITC Holdings Corp.	735	52,751
Electronic Components-Misc. — 1.1%
AAC Technologies Holdings, Inc.(6)	60,000	141,470
Garmin, Ltd.	105	3,468
Gentex Corp.	15,354	464,152
Jabil Circuit, Inc.	23,559	475,892
		1,084,982
Electronic Components-Semiconductors — 4.2%
Advanced Micro Devices, Inc.†	8,847	61,840
Altera Corp.	8,338	386,466
ARM Holdings PLC ADR	3,300	93,819
Avago Technologies, Ltd.	2,753	104,614
Broadcom Corp., Class A†	7,520	252,973
Cavium, Inc.†	7,200	313,848
Cree, Inc.†	7,593	255,049
Freescale Semiconductor Holdings I, Ltd.†	389	7,154
GT Advanced Technologies, Inc.†	3,000	48,600
Intersil Corp., Class A	4,500	57,825
LSI Corp.†	2,633	18,747
MEMC Electronic Materials, Inc.†	5,263	44,893
Microchip Technology, Inc.	5,792	219,575
National Semiconductor Corp.	3,413	83,994
NVIDIA Corp.†	32,940	524,899
ON Semiconductor Corp.†	12,801	134,026
PMC - Sierra, Inc.†	191	1,446
QLogic Corp.†	6,230	99,182
Rovi Corp.†	4,425	253,818
Silicon Laboratories, Inc.†	3,075	126,874
Skyworks Solutions, Inc.†	23,203	533,205
Xilinx, Inc.	10,123	369,186
		3,992,033

3

Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,235	282,638
Thomas & Betts Corp.†	183	9,854
		292,492
Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†	52,921	558,846
Synopsys, Inc.†	146	3,753
		562,599
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,400	106,930
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.†	5,009	256,010
FLIR Systems, Inc.	2,298	77,466
Itron, Inc.†	900	43,344
National Instruments Corp.	3,482	103,380
Trimble Navigation, Ltd.†	7,065	280,057
		760,257
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	234	9,711
Energy-Alternate Sources — 0.3%
Covanta Holding Corp.	112	1,847
First Solar, Inc.†	2,157	285,306
		287,153
Engineering/R&D Services — 1.6%
Aecom Technology Corp.†	16,119	440,693
Fluor Corp.	8,458	546,894
Foster Wheeler AG†	11,400	346,332
KBR, Inc.	142	5,352
McDermott International, Inc.†	8,854	175,398
		1,514,669
Engines-Internal Combustion — 0.4%
Cummins, Inc.	3,900	403,611
Enterprise Software/Service — 1.5%
Ariba, Inc.†	10,190	351,249
BMC Software, Inc.†	5,045	275,962
Concur Technologies, Inc.†	8,450	423,092
Informatica Corp.†	3,722	217,476
QLIK Technologies, Inc.†	5,700	194,142
		1,461,921
Entertainment Software — 0.2%
Electronic Arts, Inc.†	6,485	153,046
Filtration/Separation Products — 0.5%
CLARCOR, Inc.	1,000	47,280
Donaldson Co., Inc.	2,498	151,579
Pall Corp.	3,471	195,174
Polypore International, Inc.†	562	38,126
		432,159
Finance-Consumer Loans — 0.1%
SLM Corp.	2,700	45,387
Finance-Credit Card — 0.0%
Discover Financial Services	777	20,785
Finance-Investment Banker/Broker — 0.4%
Greenhill & Co., Inc.	427	22,981
Lazard, Ltd., Class A	4,596	170,512
LPL Investment Holdings, Inc.†	416	14,231
TD Ameritrade Holding Corp.	9,750	190,223
		397,947
Finance-Leasing Companies — 0.0%
Air Lease Corp.†	1,700	41,293
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	4,958	121,967
IntercontinentalExchange, Inc.†	2,558	319,008
NASDAQ OMX Group, Inc.†	217	5,490
NYSE Euronext	2,664	91,295
		537,760
Food-Baking — 0.0%
Flowers Foods, Inc.	1,609	35,462
Food-Confectionery — 0.2%
Hershey Co.	3,232	183,739
J.M. Smucker Co.	600	45,864
		229,603
Food-Meat Products — 0.3%
Hormel Foods Corp.	1,049	31,271
Smithfield Foods, Inc.†	13,700	299,619
		330,890
Food-Misc. — 0.6%
Campbell Soup Co.	3,133	108,245
ConAgra Foods, Inc.	742	19,151
Corn Products International, Inc.	888	49,089
H.J. Heinz Co.	2,705	144,123
McCormick & Co., Inc.	2,804	138,994
Sara Lee Corp.	6,990	132,740
		592,342
Food-Retail — 0.7%
Fresh Market, Inc.†	4,400	170,192
Whole Foods Market, Inc.	8,426	534,630
		704,822
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	557	49,094
Garden Products — 0.0%
Toro Co.	447	27,043
Gas-Distribution — 0.0%
National Fuel Gas Co.	174	12,667
Gold Mining — 0.4%
Agnico-Eagle Mines, Ltd.	1,000	63,130
Allied Nevada Gold Corp.†	1,284	45,415
Eldorado Gold Corp.	10,100	148,874
Osisko Mining Corp.†	5,700	88,521
Royal Gold, Inc.	782	45,802
		391,742
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	500	51,625
Stericycle, Inc.†	1,936	172,536
		224,161
Heart Monitors — 0.3%
HeartWare International, Inc.†	3,300	244,464

4

Home Furnishings — 0.6%
Tempur-Pedic International, Inc.†	8,305	563,245
Hospital Beds/Equipment — 0.1%
Hill-Rom Holdings, Inc.	824	37,937
Kinetic Concepts, Inc.†	722	41,609
		79,546
Hotels/Motels — 1.3%
Choice Hotels International, Inc.	3,334	111,222
Hyatt Hotels Corp., Class A†	1,432	58,454
Marriott International, Inc., Class A	18,969	673,210
Starwood Hotels & Resorts Worldwide, Inc.	6,808	381,521
		1,224,407
Human Resources — 0.5%
Manpower, Inc.	5,550	297,758
Robert Half International, Inc.	5,113	138,204
		435,962
Independent Power Producers — 0.2%
Calpine Corp.†	6,500	104,845
NRG Energy, Inc.†	2,100	51,618
		156,463
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	3,564	151,327
Industrial Automated/Robotic — 0.3%
Nordson Corp.	873	47,884
Rockwell Automation, Inc.	2,677	232,257
		280,141
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	600	57,348
Airgas, Inc.	1,130	79,145
		136,493
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	463	78,094
Instruments-Scientific — 0.6%
Waters Corp.†	5,969	571,472
Insurance Brokers — 0.3%
Brown & Brown, Inc.	6,700	171,922
Erie Indemnity Co., Class A	398	28,147
Willis Group Holdings PLC	1,100	45,221
		245,290
Insurance-Life/Health — 0.1%
Principal Financial Group, Inc.	1,600	48,672
Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	1,500	47,880
HCC Insurance Holdings, Inc.	2,500	78,750
WR Berkley Corp.	1,300	42,172
		168,802
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	1,500	46,440
RenaissanceRe Holdings, Ltd.	700	48,965
Validus Holdings, Ltd.	153	4,735
		100,140
Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	129	11,622
WebMD Health Corp.†	2,251	102,600
		114,222
Internet Infrastructure Software — 1.3%
Akamai Technologies, Inc.†	3,945	124,149
F5 Networks, Inc.†	5,067	558,637
TIBCO Software, Inc.†	19,738	572,797
		1,255,583
Internet Security — 0.1%
VeriSign, Inc.	3,925	131,330
Internet Telephone — 0.3%
BroadSoft, Inc.†	6,365	242,697
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	535	54,276
Eaton Vance Corp.	5,309	160,491
Federated Investors, Inc., Class B	1,054	25,127
Invesco, Ltd.	7,300	170,820
Janus Capital Group, Inc.	4,200	39,648
T. Rowe Price Group, Inc.	3,739	225,611
Waddell & Reed Financial, Inc., Class A	2,543	92,438
		768,411
Lasers-System/Components — 0.3%
Cymer, Inc.†	5,200	257,452
II-VI, Inc.†	2,400	61,440
		318,892
Leisure Products — 0.4%
Brunswick Corp.	16,300	332,520
WMS Industries, Inc.†	2,100	64,512
		397,032
Lighting Products & Systems — 0.2%
Universal Display Corp.†	4,500	157,905
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	138	5,825
Lincoln Electric Holdings, Inc.	745	26,708
		32,533
Machinery-Construction & Mining — 0.5%
Bucyrus International, Inc.	1,089	99,818
Joy Global, Inc.	3,908	372,198
Terex Corp.†	1,500	42,675
		514,691
Machinery-General Industrial — 1.2%
Babcock & Wilcox Co.†	5,592	154,954
FLSmidth & Co. A/S(6)	4,154	353,259
Gardner Denver, Inc.	752	63,206
IDEX Corp.	2,119	97,156
Manitowoc Co., Inc.	1,897	31,946
Roper Industries, Inc.	3,480	289,884
Wabtec Corp.	1,695	111,395
		1,101,800
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	1,986	83,750
Machinery-Pumps — 0.3%
Flowserve Corp.	1,531	168,242
Graco, Inc.	2,373	120,216
		288,458

5

Medical Information Systems — 0.8%
Allscripts Healthcare Solutions, Inc.†	27,357	531,273
Cerner Corp.†	4,046	247,251
		778,524
Medical Instruments — 1.6%
Arthrocare Corp.†	700	23,429
Bruker Corp.†	4,419	89,971
Edwards Lifesciences Corp.†	10,241	892,810
Intuitive Surgical, Inc.†	765	284,664
Techne Corp.	1,334	111,216
Thoratec Corp.†	2,623	86,087
		1,488,177
Medical Labs & Testing Services — 0.7%
Covance, Inc.†	2,073	123,074
Laboratory Corp. of America Holdings†	2,542	246,040
Quest Diagnostics, Inc.	4,929	291,304
		660,418
Medical Products — 0.6%
CareFusion Corp.†	1,007	27,360
Cooper Cos., Inc.	180	14,263
Henry Schein, Inc.†	2,202	157,641
Hospira, Inc.†	2,026	114,793
Varian Medical Systems, Inc.†	2,987	209,150
Zimmer Holdings, Inc.†	800	50,560
		573,767
Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	6,246	293,749
Amylin Pharmaceuticals, Inc.†	5,343	71,382
Charles River Laboratories International, Inc.†	1,644	66,829
Dendreon Corp.†	5,699	224,769
Human Genome Sciences, Inc.†	6,929	170,038
Illumina, Inc.†	3,472	260,921
Incyte Corp., Ltd.†	4,900	92,806
Life Technologies Corp.†	1,324	68,941
Myriad Genetics, Inc.†	3,734	84,799
Regeneron Pharmaceuticals, Inc.†	5,649	320,355
United Therapeutics Corp.†	745	41,049
Vertex Pharmaceuticals, Inc.†	5,582	290,208
		1,985,846
Medical-Drugs — 0.6%
Auxilium Pharmaceuticals, Inc.†	7,900	154,840
Endo Pharmaceuticals Holdings, Inc.†	1,677	67,365
Pharmasset, Inc.†	535	60,027
Salix Pharmaceuticals, Ltd.†	4,270	170,074
Valeant Pharmaceuticals International, Inc.	1,900	98,724
		551,030
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	5,722	141,162
Perrigo Co.	1,194	104,917
Watson Pharmaceuticals, Inc.†	1,717	118,009
		364,088
Medical-HMO — 0.1%
AMERIGROUP Corp.†	420	29,597
CIGNA Corp.	1,300	66,859
Humana, Inc.	500	40,270
		136,726
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,000	51,360
Health Management Associates, Inc., Class A†	3,644	39,282
Tenet Healthcare Corp.†	388	2,421
Universal Health Services, Inc., Class B	2,400	123,672
		216,735
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.	1,363	39,895
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	10,743	444,760
Cardinal Health, Inc.	5,700	258,894
		703,654
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	300	49,395
Timken Co.	1,062	53,525
		102,920
Metal-Diversified — 0.4%
HudBay Minerals, Inc.	9,000	134,730
Molycorp, Inc.†	4,007	244,667
		379,397
Metal-Iron — 0.4%
Cliffs Natural Resources, Inc.	4,452	411,587
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,401	139,339
Multimedia — 0.5%
FactSet Research Systems, Inc.	1,514	154,913
McGraw-Hill Cos., Inc.	8,009	335,657
		490,570
Networking Products — 1.3%
Acme Packet, Inc.†	6,220	436,209
Juniper Networks, Inc.†	5,200	163,800
Polycom, Inc.†	10,170	653,931
		1,253,940
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	655	12,000
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	2,950	91,008
Waste Connections, Inc.	3,532	112,070
		203,078
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	95	3,670
Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†	233	10,282

6

Diamond Offshore Drilling, Inc.	1,968	138,567
Ensco PLC ADR	4,200	223,860
Helmerich & Payne, Inc.	1,272	84,105
Nabors Industries, Ltd.†	3,400	83,776
Patterson-UTI Energy, Inc.	247	7,808
Rowan Cos., Inc.†	303	11,759
		560,157
Oil Companies-Exploration & Production — 4.5%
Brigham Exploration Co.†	1,685	50,432
Cabot Oil & Gas Corp.	6,274	416,029
Cimarex Energy Co.	1,227	110,332
Cobalt International Energy, Inc.†	6,285	85,665
Concho Resources, Inc.†	3,888	357,113
Continental Resources, Inc.†	2,303	149,488
Denbury Resources, Inc.†	4,818	96,360
EQT Corp.	3,558	186,866
EXCO Resources, Inc.	1,965	34,682
Forest Oil Corp.†	2,884	77,032
Karoon Gas Australia, Ltd.†(6)	11,936	67,284
Kosmos Energy, Ltd.†	2,998	50,906
Newfield Exploration Co.†	1,917	130,394
Noble Energy, Inc.	511	45,801
Petrohawk Energy Corp.†	3,620	89,305
Pioneer Natural Resources Co.	4,913	440,057
QEP Resources, Inc.	3,897	163,012
Quicksilver Resources, Inc.†	5,017	74,051
Range Resources Corp.	6,713	372,571
SandRidge Energy, Inc.†	5,901	62,905
SM Energy Co.	1,740	127,855
Southwestern Energy Co.†	8,100	347,328
Ultra Petroleum Corp.†	8,701	398,506
Vallares PLC†	19,578	315,788
Whiting Petroleum Corp.†	1,689	96,121
		4,345,883
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	1,126	73,933
Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	7,499	377,125
Dresser-Rand Group, Inc.†	2,148	115,455
Dril-Quip, Inc.†	600	40,698
FMC Technologies, Inc.†	10,459	468,458
		1,001,736
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	1,536	49,628
HollyFrontier Corp.	634	44,000
		93,628
Oil-Field Services — 0.6%
CARBO Ceramics, Inc.	276	44,974
Core Laboratories NV	1,857	207,130
Oceaneering International, Inc.	4,862	196,911
Oil States International, Inc.†	620	49,544
RPC, Inc.	617	15,141
Superior Energy Services, Inc.†	1,146	42,563
Tetra Technologies, Inc.†	2,700	34,371
		590,634
Paper & Related Products — 0.0%
International Paper Co.	1,334	39,780
Patient Monitoring Equipment — 0.0%
Masimo Corp.	1,500	44,520
Pharmacy Services — 1.0%
Catalyst Health Solutions, Inc.†	8,213	458,450
SXC Health Solutions Corp.†	8,861	522,090
		980,540
Physicians Practice Management — 0.1%
Mednax, Inc.†	1,593	114,999
Pipelines — 0.2%
El Paso Corp.	10,415	210,383
Oneok, Inc.	116	8,585
		218,968
Platinum — 0.1%
Stillwater Mining Co.†	2,900	63,829
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,500	97,425
SunPower Corp., Class A†	39	754
		98,179
Printing-Commercial — 0.1%
American Reprographics Co.†	7,800	55,146
VistaPrint NV†	1,719	82,254
		137,400
Private Corrections — 0.4%
Corrections Corp. of America†	8,720	188,788
Geo Group, Inc.†	7,700	177,331
		366,119
Professional Sports — 0.1%
Madison Square Garden, Inc.†	3,025	83,278
Publishing-Books — 0.0%
John Wiley & Sons Co., Class A	670	34,847
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	999	31,129
Quarrying — 0.4%
Compass Minerals International, Inc.	3,073	264,493
Vulcan Materials Co.	2,400	92,472
		356,965
Radio — 0.1%
Sirius XM Radio, Inc.†	56,800	124,392
Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co., Class A	1,166	29,768
Boston Properties, Inc.	1,720	182,595
Camden Property Trust	728	46,315
Corporate Office Properties Trust	322	10,017
Digital Realty Trust, Inc.	1,370	84,639
Equity Residential	310	18,600
Essex Property Trust, Inc.	262	35,446
Federal Realty Investment Trust	677	57,667
Macerich Co.	674	36,059
Plum Creek Timber Co., Inc.	1,405	56,959
Rayonier, Inc.	1,168	76,329
UDR, Inc.	208	5,106

7

Ventas, Inc.	2,214	116,700
Vornado Realty Trust	292	27,209
Weyerhaeuser Co.	2,248	49,141
		832,550
Real Estate Management/Services — 0.4%
CB Richard Ellis Group, Inc., Class A†	4,205	105,587
Jones Lang LaSalle, Inc.	3,179	299,780
		405,367
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	4,200	78,414
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	466	51,805
Rental Auto/Equipment — 0.8%
Aaron’s, Inc.	840	23,738
Hertz Global Holdings, Inc.†	6,719	106,698
Localiza Rent a Car SA	17,760	317,499
United Rentals, Inc.†	13,160	334,264
		782,199
Research & Development — 0.7%
Parexel International Corp.†	13,400	315,704
Pharmaceutical Product Development, Inc.	12,789	343,257
		658,961
Respiratory Products — 0.1%
ResMed, Inc.†	3,701	114,546
Retail-Apparel/Shoe — 2.2%
Abercrombie & Fitch Co., Class A	5,187	347,114
Chico’s FAS, Inc.	5,189	79,028
DSW, Inc., Class A†	287	14,525
Express, Inc.	17,000	370,600
Gap, Inc.	2,500	45,250
Guess?, Inc.	2,533	106,538
Limited Brands, Inc.	3,831	147,302
Lululemon Athletica, Inc.†	1,790	200,158
Men’s Wearhouse, Inc.	1,450	48,865
PVH Corp.	128	8,380
Ross Stores, Inc.	8,121	650,655
Urban Outfitters, Inc.†	4,730	133,149
		2,151,564
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	1,821	106,510
AutoZone, Inc.†	684	201,677
O’Reilly Automotive, Inc.†	4,784	313,400
		621,587
Retail-Automobile — 0.3%
AutoNation, Inc.†	291	10,653
CarMax, Inc.†	6,436	212,839
Copart, Inc.†	1,957	91,196
		314,688
Retail-Bedding — 0.5%
Bed Bath & Beyond, Inc.†	7,386	431,121
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Class A	638	42,306
Retail-Discount — 0.5%
Big Lots, Inc.†	372	12,332
BJ’s Wholesale Club, Inc.†	79	3,978
Dollar General Corp.†	3,725	126,240
Dollar Tree, Inc.†	3,910	260,484
Family Dollar Stores, Inc.	1,760	92,505
		495,539
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,040	136,435
Retail-Jewelry — 0.3%
Tiffany & Co.	3,838	301,360
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	2,487	90,751
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,347	110,168
Retail-Office Supplies — 0.0%
Staples, Inc.	2,700	42,660
Retail-Perfume & Cosmetics — 0.5%
SA SA International Holdings, Ltd.(6)	32,000	20,581
Sally Beauty Holdings, Inc.†	1,266	21,648
Ulta Salon Cosmetics & Fragrance, Inc.†	6,553	423,193
		465,422
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	3,732	169,321
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	2,800	140,028
Macy’s, Inc.	760	22,222
		162,250
Retail-Restaurants — 1.4%
Brinker International, Inc.	1,125	27,518
Cheesecake Factory, Inc.†	8,430	264,449
Chipotle Mexican Grill, Inc.†	848	261,345
Darden Restaurants, Inc.	1,964	97,729
Domino’s Pizza UK & IRL PLC(6)	58,408	378,450
Panera Bread Co., Class A†	1,318	165,620
Tim Hortons, Inc.	3,000	146,430
		1,341,541
Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.†	7,355	282,800
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,220	29,585
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	3,514	58,930
Satellite Telecom — 0.4%
DigitalGlobe, Inc.†	15,100	383,691
Savings & Loans/Thrifts — 0.1%
BankUnited, Inc.	1,700	45,118
Hudson City Bancorp, Inc.	688	5,635
People’s United Financial, Inc.	1,015	13,641
		64,394

8

Schools — 0.9%
Anhanguera Educacional Participacoes SA	12,150	258,625
Apollo Group, Inc., Class A†	1,736	75,828
DeVry, Inc.	805	47,600
Estacio Participacoes SA	21,600	276,808
ITT Educational Services, Inc.†	404	31,609
New Oriental Education & Technology Group ADR†	400	44,688
Strayer Education, Inc.	400	50,556
Xueda Education Group ADR†	11,600	92,800
		878,514
Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	9,113	356,683
Atmel Corp.†	18,063	254,146
Cypress Semiconductor Corp.†	15,314	323,738
Linear Technology Corp.	7,778	256,830
Marvell Technology Group, Ltd.†	11,900	175,704
Maxim Integrated Products, Inc.	6,697	171,175
NXP Semiconductor NV†	8,600	229,878
TriQuint Semiconductor, Inc.†	5,500	56,045
		1,824,199
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	3,168	128,241
Lam Research Corp.†	5,092	225,474
Varian Semiconductor Equipment Assoc., Inc.†	1,085	66,662
		420,377
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	3,991	161,795
Specified Purpose Acquisitions — 0.2%
Justice Holdings, Ltd.†(6)	13,831	217,549
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,527	147,188
Steel-Producers — 0.3%
AK Steel Holding Corp.	319	5,028
Carpenter Technology Corp.	2,334	134,625
Reliance Steel & Aluminum Co.	156	7,745
Schnitzer Steel Industries, Inc., Class A	91	5,242
Steel Dynamics, Inc.	2,293	37,261
Ternium SA ADR	1,700	50,201
United States Steel Corp.	1,100	50,644
		290,746
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	1,527	96,919
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	5,067	93,131
IPG Photonics Corp.†	397	28,866
JDS Uniphase Corp.†	8,262	137,645
		259,642
Telecom Services — 0.2%
Clearwire Corp., Class A†	2,240	8,467
NeuStar, Inc., Class A†	1,061	27,798
tw telecom, Inc.†	1,854	38,063
Virgin Media, Inc.	4,566	136,660
		210,988
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	7,900	305,809
Harris Corp.	492	22,169
		327,978
Telephone-Integrated — 0.1%
Windstream Corp.	4,074	52,799
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	2,200	43,450
CTC Media, Inc.	3,800	81,016
		124,466
Theaters — 0.0%
Regal Entertainment Group, Class A	387	4,779
Therapeutics — 0.2%
BioMarin Pharmaceutical, Inc.†	3,496	95,126
Onyx Pharmaceuticals, Inc.†	2,200	77,660
Warner Chilcott PLC, Class A	2,226	53,714
		226,500
Tobacco — 0.0%
Lorillard, Inc.	400	43,548
Tools-Hand Held — 0.0%
Snap-On, Inc.	152	9,497
Toys — 0.4%
Hasbro, Inc.	1,753	77,009
Mattel, Inc.	10,417	286,364
		363,373
Transactional Software — 0.2%
Solera Holdings, Inc.	2,217	131,158
VeriFone Systems, Inc.†	1,286	57,034
		188,192
Transport-Marine — 0.3%
Kirby Corp.†	548	31,055
Tidewater, Inc.	5,248	282,395
		313,450
Transport-Rail — 0.3%
Kansas City Southern†	4,185	248,296
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	5,283	416,511
Expeditors International of Washington, Inc.	6,757	345,891
UTi Worldwide, Inc.	1,333	26,247
		788,649
Transport-Truck — 1.0%
Con-way, Inc.	6,276	243,572
J.B. Hunt Transport Services, Inc.	7,015	330,336
Landstar System, Inc.	3,189	148,225
Swift Transportation Co.†	17,000	230,350
		952,483
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	1,716	98,910
Mead Johnson Nutrition Co.	1,238	83,627
		182,537

9

Water — 0.0%
Aqua America, Inc.	205	4,506
Water Treatment Systems — 0.1%
Nalco Holding Co.	1,771	49,251
Web Hosting/Design — 0.3%
Equinix, Inc.†	1,174	118,598
Rackspace Hosting, Inc.†	3,283	140,315
		258,913
Web Portals/ISP — 0.2%
Pandora Media, Inc.†	3,900	73,749
SINA Corp.†	1,500	156,150
		229,899
Wire & Cable Products — 0.1%
General Cable Corp.†	2,390	101,766
Wireless Equipment — 0.9%
Aruba Networks, Inc.†	16,950	500,873
Crown Castle International Corp.†	4,180	170,502
SBA Communications Corp., Class A†	5,731	218,867
		890,242
X-Ray Equipment — 0.5%
Hologic, Inc.†	21,600	435,672
Total Common Stock (cost $75,288,372)		94,296,073
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell Midcap Growth Index Fund (cost $1,883,751)	5,700	352,431
PREFERRED STOCK — 0.1%
E-Commerce/Services — 0.1%
Coupons.com†(4)(5)(7) (cost $69,930)	6,365	69,930
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10†(4)(5) (cost $574)	574	0
Total Long-Term Investment Securities (cost $77,242,627)		94,718,434
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.0%
T. Rowe Price Reserve Investment Fund	45,128	45,128
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.04% due 09/15/11(1)	$159,000	158,993
Total Short-Term Investment Securities (cost $204,118)		204,121
REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(2)	15,000	15,000
Barclays Capital PLC Joint Repurchase Agreement(2)	35,000	35,000
BNP Paribas SA Joint Repurchase Agreement(2)	35,000	35,000
Deutsche Bank AG Joint Repurchase Agreement(2)	40,000	40,000
Royal Bank of Scotland Joint Repurchase Agreement(2)	35,000	35,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	396,000	396,000
UBS Securities LLC Joint Repurchase Agreement(2)	60,000	60,000
Total Repurchase Agreements (cost $616,000)		616,000
TOTAL INVESTMENTS (cost $78,062,745)(3)	99.7%	95,538,555
Other assets less liabilities	0.3	254,190
NET ASSETS	100.0%	$95,792,745

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $69,930 representing 0.1% of the net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $1,351,222 representing 1.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(7)

Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of June 30, 2011, the Mid Cap Growth Portfolio held the following restricted security:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
Coupons.com Preferred Stock	06/01/11	$6,365	$69,930	$69,930	$10.99	0.01%

ADR	— American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	September 2011	$653,087	$683,550	$30,463

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$92,944,851	$1,351,222	#	$—	$94,296,073
Exchange Traded Funds	352,431	—		—	352,431
Preferred Stock	—	—		69,930	69,930
Rights	—	—		0	0
Short-Term Investment Securities:
Registered Investment Companies	—	45,128		—	45,128
U.S. Government Treasuries	—	158,993		—	158,993
Repurchase Agreements	—	616,000		—	616,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	30,463	—		—	30,463
Total	$93,327,745	$2,171,343		$69,930	$95,569,018

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $1,351,222 representing 1.4% of net assets; see Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Preferred Stock	Rights
Balance as of 3/31/2011	$—	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	—	—
Change in unrealized depreciation (1)	—	—
Net purchases	69,930	—
Net sales	—	—
Transfers into Level 3 (2)	—	—
Transfers out of Level 3 (2)	—	—
Balance as of 6/30/2011	$69,930	$0

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at June 30, 2011 includes:

Preferred Stock	Rights
$—	$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.1%
Advertising Agencies — 1.8%
Interpublic Group of Cos., Inc.	163,701	$2,046,263
Omnicom Group, Inc.	26,700	1,285,872
		3,332,135
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	1,137	14,440
Lamar Advertising Co., Class A†	1,132	30,983
		45,423
Aerospace/Defense — 0.7%
Rockwell Collins, Inc.	12,600	777,294
Spirit Aerosystems Holdings, Inc., Class A†	26,902	591,844
		1,369,138
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.	871	62,128
BE Aerospace, Inc.†	12,619	514,981
Goodrich Corp.	2,051	195,871
		772,980
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	328	46,468
Agricultural Operations — 0.8%
Bunge, Ltd.	20,440	1,409,338
Airlines — 0.8%
AMR Corp.†	4,911	26,519
Copa Holdings SA, Class A	196	13,081
Delta Air Lines, Inc.†	30,378	278,566
JetBlue Airways Corp.†	71,046	433,381
Southwest Airlines Co.	56,827	648,964
United Continental Holdings, Inc.†	1,374	31,094
		1,431,605
Apparel Manufacturers — 0.2%
VF Corp.	3,117	338,382
Appliances — 0.1%
Whirlpool Corp.	2,118	172,236
Applications Software — 0.7%
Check Point Software Technologies, Ltd.†	6,648	377,939
Compuware Corp.†	1,619	15,801
Emdeon, Inc., Class A†	767	10,063
Intuit, Inc.†	8,100	420,066
Quest Software, Inc.†	17,339	394,116
		1,217,985
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	642	12,140
Audio/Video Products — 0.1%
Harman International Industries, Inc.	4,660	212,356
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	921	52,000
Oshkosh Corp.†	2,531	73,247
		125,247
Auto/Truck Parts & Equipment-Original — 1.7%
Autoliv, Inc.	2,478	194,399
Federal-Mogul Corp.†	544	12,420
Lear Corp.	29,682	1,587,393
TRW Automotive Holdings Corp.†	15,072	889,700
Visteon Corp.†	1,341	91,738
WABCO Holdings, Inc.†	6,000	414,360
		3,190,010
Banks-Commercial — 4.4%
Associated Banc-Corp.	4,816	66,942
Bank of Hawaii Corp.	1,325	61,639
BOK Financial Corp.	711	38,941
CapitalSource, Inc.	8,981	57,927
CIT Group, Inc.†	26,339	1,165,764
City National Corp.	15,494	840,550
Commerce Bancshares, Inc.	12,461	535,823
Cullen/Frost Bankers, Inc.	11,381	647,010
East West Bancorp, Inc.	4,132	83,508
First Citizens BancShares, Inc., Class A	151	28,270
First Horizon National Corp.	7,317	69,804
First Republic Bank†	6,733	217,341
Fulton Financial Corp.	5,537	59,301
Hancock Holding Co.	14,900	461,602
M&T Bank Corp.	16,587	1,458,827
Marshall & Ilsley Corp.	14,744	117,510
Popular, Inc.†	28,441	78,497
Regions Financial Corp.	34,913	216,461
Signature Bank†	9,800	560,560
Synovus Financial Corp.	21,820	45,386
TCF Financial Corp.	29,174	402,601
UMB Financial Corp.	5,300	221,964
Valley National Bancorp.	4,720	64,239
Zions Bancorporation	31,376	753,338
		8,253,805
Banks-Fiduciary — 0.1%
Northern Trust Corp.	6,034	277,323
Banks-Super Regional — 2.1%
Comerica, Inc.	22,112	764,412
Fifth Third Bancorp	90,093	1,148,686
Huntington Bancshares, Inc.	23,991	157,381
KeyCorp	62,820	523,290
SunTrust Banks, Inc.	49,209	1,269,592
		3,863,361
Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.†	10,819	782,863
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	18,383	536,416
Dr Pepper Snapple Group, Inc.	7,700	322,861
		859,277
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	419	31,295
Constellation Brands, Inc., Class A†	5,049	105,120
		136,415
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,730	166,880
Broadcast Services/Program — 1.3%
Discovery Communications, Inc., Class A†	7,100	290,816
Liberty Global, Inc., Class A†	17,222	775,679
Liberty Media Corp.- Capital, Series A†	1,975	169,356
Liberty Media Corp.-Starz, Series A†	1,450	109,098
Scripps Networks Interactive Inc., Class A	21,459	1,048,916
		2,393,865
Building & Construction Products-Misc. — 0.1%
Armstrong World Industries, Inc.	527	24,010
Owens Corning†	3,468	129,530
		153,540
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	673	53,820

1

Building Products-Wood — 0.3%
Masco Corp.	51,795	623,094
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co.	1,171	45,552
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,229	35,444
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	7,774	89,556
Lennar Corp., Class A	4,451	80,786
NVR, Inc.†	750	544,110
Pulte Group, Inc.†	9,488	72,678
Toll Brothers, Inc.†	4,080	84,619
		871,749
Cable/Satellite TV — 0.6%
DISH Network Corp., Class A†	34,021	1,043,424
Casino Hotels — 0.1%
MGM Resorts International†	7,625	100,726
Casino Services — 0.0%
Bally Technologies, Inc.†	84	3,417
International Game Technology	4,050	71,199
		74,616
Cellular Telecom — 0.6%
NII Holdings, Inc.†	591	25,047
Sprint Nextel Corp.†	198,101	1,067,764
U.S. Cellular Corp.†	403	19,513
		1,112,324
Chemicals-Diversified — 1.5%
Celanese Corp., Series A	11,300	602,403
Chemtura Corp.†	32,364	589,025
Huntsman Corp.	52,814	995,544
LyondellBasell Industries NV, Class A	12,200	469,944
Olin Corp.	7,700	174,482
Rockwood Holdings, Inc.†	99	5,474
Westlake Chemical Corp.	438	22,732
		2,859,604
Chemicals-Specialty — 1.2%
Albemarle Corp.	3,206	221,855
Ashland, Inc.	11,899	768,913
Cabot Corp.	1,822	72,643
Cytec Industries, Inc.	9,578	547,766
Eastman Chemical Co.	5,800	592,006
WR Grace & Co.†	204	9,309
		2,212,492
Coal — 0.3%
Alpha Natural Resources, Inc.†	2,763	125,551
Arch Coal, Inc.	4,083	108,853
Consol Energy, Inc.	5,722	277,402
		511,806
Coatings/Paint — 0.1%
RPM International, Inc.	3,624	83,424
Valspar Corp.	2,327	83,912
		167,336
Commercial Services — 0.1%
Quanta Services, Inc.†	5,992	121,038
Commercial Services-Finance — 0.6%
Equifax, Inc.	3,239	112,458
H&R Block, Inc.	3,495	56,060
Paychex, Inc.	718	22,057
Total System Services, Inc.	4,502	83,647
Verisk Analytics, Inc., Class A†	526	18,210
Western Union Co.	40,000	801,200
		1,093,632
Computer Aided Design — 0.3%
Parametric Technology Corp.†	23,682	543,028
Computer Services — 0.1%
Computer Sciences Corp.	4,309	163,570
DST Systems, Inc.	833	43,982
		207,552
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	80,997	523,241
Diebold, Inc.	1,814	56,252
NCR Corp.†	943	17,813
		597,306
Computers-Memory Devices — 0.3%
SanDisk Corp.†	6,624	274,896
Western Digital Corp.†	6,458	234,942
		509,838
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	2,201	64,401
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.†	340	6,497
CoreLogic, Inc.†	2,693	45,000
Genpact, Ltd.†	788	13,585
SAIC, Inc.†	5,435	91,417
Towers Watson & Co., Class A	1,265	83,123
		239,622
Consumer Products-Misc. — 1.1%
Clorox Co.	3,490	235,366
Fortune Brands, Inc.	16,384	1,044,808
Jarden Corp.	2,549	87,966
Scotts Miracle-Gro Co., Class A	172	8,825
Tupperware Brands Corp.	9,400	634,030
		2,010,995
Containers-Metal/Glass — 0.7%
Ball Corp.	6,400	246,144
Greif, Inc., Class A	14,362	933,961
Owens-Illinois, Inc.†	4,557	117,616
		1,297,721
Containers-Paper/Plastic — 0.6%
Bemis Co., Inc.	2,927	98,874
Packaging Corp. of America	272	7,613
Sealed Air Corp.	4,450	105,866
Sonoco Products Co.	2,770	98,446
Temple-Inland, Inc.	26,627	791,887
		1,102,686
Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.†	18,425	693,517
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	192	4,622
Fidelity National Information Services, Inc.	7,290	224,459
Fiserv, Inc.†	15,694	982,915
		1,211,996
Dental Supplies & Equipment — 0.4%
DENTSPLY International, Inc.	2,316	88,193
Patterson Cos., Inc.	17,440	573,602
		661,795
Diagnostic Kits — 0.1%
Alere, Inc.†	2,376	87,009
QIAGEN NV†	6,493	123,497
		210,506

2

Distribution/Wholesale — 0.2%
Genuine Parts Co.	3,178	172,883
Ingram Micro, Inc., Class A†	4,474	81,158
WESCO International, Inc.†	632	34,185
		288,226
Diversified Manufacturing Operations — 4.7%
Carlisle Cos., Inc.	1,561	76,848
Cooper Industries PLC	8,892	530,586
Crane Co.	1,354	66,901
Dover Corp.	12,351	837,398
Eaton Corp.	24,129	1,241,437
Harsco Corp.	2,044	66,634
Ingersoll-Rand PLC	18,405	835,771
ITT Corp.	5,116	301,486
Leggett & Platt, Inc.	989	24,112
Parker Hannifin Corp.	14,314	1,284,538
Pentair, Inc.	22,989	927,836
SPX Corp.	5,029	415,697
Textron, Inc.	31,577	745,533
Trinity Industries, Inc.	29,120	1,015,706
Tyco International, Ltd.	7,394	365,485
		8,735,968
Diversified Operations — 0.1%
Leucadia National Corp.	5,491	187,243
E-Commerce/Services — 0.7%
Expedia, Inc.	2,233	64,735
IAC/InterActive Corp.†	2,235	85,310
Liberty Media Corp. - Interactive, Class A†	73,552	1,233,467
		1,383,512
Electric Products-Misc. — 0.4%
AMETEK, Inc.	6,250	280,625
GrafTech International, Ltd.†	17,873	362,286
Molex, Inc.	3,756	96,792
		739,703
Electric-Generation — 0.2%
AES Corp.†	35,393	450,907
Electric-Integrated — 6.6%
Alliant Energy Corp.	3,083	125,355
Ameren Corp.	6,701	193,257
CMS Energy Corp.	65,819	1,295,976
Consolidated Edison, Inc.	8,130	432,841
Constellation Energy Group, Inc.	5,175	196,443
DPL, Inc.	3,249	97,990
DTE Energy Co.	4,706	235,394
Edison International	19,537	757,059
Entergy Corp.	4,945	337,644
Great Plains Energy, Inc.	12,256	254,067
Hawaiian Electric Industries, Inc.	2,649	63,735
Integrys Energy Group, Inc.	2,175	112,752
MDU Resources Group, Inc.	5,246	118,035
Northeast Utilities	29,376	1,033,154
NSTAR	2,878	132,330
NV Energy, Inc.	38,615	592,740
OGE Energy Corp.	2,721	136,921
Pepco Holdings, Inc.	6,273	123,139
Pinnacle West Capital Corp.	13,246	590,507
PPL Corp.	78,294	2,178,922
Progress Energy, Inc.	8,184	392,914
SCANA Corp.	19,898	783,384
TECO Energy, Inc.	5,972	112,811
Westar Energy, Inc.	14,214	382,499
Wisconsin Energy Corp.	6,495	203,618
Xcel Energy, Inc.	58,710	1,426,653
		12,310,140
Electronic Components-Misc. — 0.5%
AVX Corp.	1,338	20,391
Garmin, Ltd.	7,484	247,197
Jabil Circuit, Inc.	931	18,806
TE Connectivity, Ltd.	13,900	510,964
Vishay Intertechnology, Inc.†	4,226	63,559
		860,917
Electronic Components-Semiconductors — 1.2%
Cree, Inc.†	2,862	96,135
Fairchild Semiconductor International, Inc.†	3,546	59,254
Freescale Semiconductor Holdings I, Ltd.†	456	8,386
International Rectifier Corp.†	1,938	54,206
Intersil Corp., Class A	1,752	22,513
LSI Corp.†	11,747	83,639
MEMC Electronic Materials, Inc.†	2,612	22,280
Micron Technology, Inc.†	80,599	602,880
National Semiconductor Corp.	398	9,795
ON Semiconductor Corp.†	44,221	462,994
PMC - Sierra, Inc.†	6,116	46,298
QLogic Corp.†	536	8,533
Silicon Laboratories, Inc.†	127	5,240
Xilinx, Inc.	18,556	676,737
		2,158,890
Electronic Connectors — 0.3%
Amphenol Corp., Class A	7,867	424,739
Thomas & Betts Corp.†	1,104	59,451
		484,190
Electronic Design Automation — 0.1%
Synopsys, Inc.†	3,795	97,569
Electronic Forms — 0.4%
Adobe Systems, Inc.†	20,900	657,305
Electronic Measurement Instruments — 0.2%
FLIR Systems, Inc.	7,500	252,825
Itron, Inc.†	1,128	54,324
		307,149
Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	2,757	114,415
Avnet, Inc.†	4,245	135,331
Tech Data Corp.†	1,294	63,264
		313,010
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,949	257,890
Energy-Alternate Sources — 0.0%
Covanta Holding Corp.	3,149	51,927
Engineering/R&D Services — 0.7%
Aecom Technology Corp.†	1,828	49,977
Jacobs Engineering Group, Inc.†	16,024	693,038
KBR, Inc.	3,937	148,386
McDermott International, Inc.†	815	16,145
Shaw Group, Inc.†	2,006	60,601
URS Corp.†	8,685	388,567
		1,356,714
Enterprise Software/Service — 0.4%
BMC Software, Inc.†	7,569	414,024
CA, Inc.	10,660	243,475
		657,499

3

Entertainment Software — 0.3%
Activision Blizzard, Inc.	11,763	137,392
Electronic Arts, Inc.†	15,302	361,127
		498,519
Filtration/Separation Products — 0.3%
Pall Corp.	10,300	579,169
Finance-Consumer Loans — 0.7%
SLM Corp.	74,458	1,251,639
Finance-Credit Card — 0.2%
Discover Financial Services	13,657	365,325
Finance-Investment Banker/Broker — 1.2%
E*Trade Financial Corp.†	6,971	96,200
Interactive Brokers Group, Inc., Class A	1,015	15,885
Jefferies Group, Inc.	3,752	76,541
Lazard, Ltd., Class A	38,869	1,442,040
LPL Investment Holdings, Inc.†	14,351	490,947
Raymond James Financial, Inc.	2,830	90,984
		2,212,597
Finance-Leasing Companies — 0.0%
Air Lease Corp.†	966	23,464
Finance-Other Services — 0.4%
NASDAQ OMX Group, Inc.†	21,650	547,745
NYSE Euronext	5,027	172,275
		720,020
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	5,117	83,458
MBIA, Inc.†	4,108	35,699
		119,157
Food-Confectionery — 0.8%
Hershey Co.	1,073	61,000
J.M. Smucker Co.	18,913	1,445,710
		1,506,710
Food-Dairy Products — 0.0%
Dean Foods Co.†	5,090	62,454
Food-Meat Products — 0.2%
Hormel Foods Corp.	1,789	53,330
Smithfield Foods, Inc.†	4,614	100,908
Tyson Foods, Inc., Class A	8,362	162,390
		316,628
Food-Misc. — 0.9%
Campbell Soup Co.	1,198	41,391
ConAgra Foods, Inc.	34,577	892,432
Corn Products International, Inc.	410	22,665
H.J. Heinz Co.	8,776	467,585
McCormick & Co., Inc.	1,163	57,650
RalCorp Holdings, Inc.†	1,529	132,381
Sara Lee Corp.	2,764	52,488
		1,666,592
Food-Retail — 0.2%
Safeway, Inc.	9,839	229,937
SUPERVALU, Inc.	5,895	55,472
		285,409
Funeral Services & Related Items — 0.0%
Service Corp. International	6,636	77,508
Gas-Distribution — 1.4%
AGL Resources, Inc.	2,175	88,544
Atmos Energy Corp.	2,510	83,458
CenterPoint Energy, Inc.	11,821	228,736
National Fuel Gas Co.	1,962	142,834
NiSource, Inc.	7,769	157,322
Questar Corp.	25,947	459,521
Sempra Energy	20,368	1,077,060
Southern Union Co.	3,465	139,120
UGI Corp.	3,102	98,923
Vectren Corp.	2,271	63,270
		2,538,788
Gold Mining — 0.7%
Agnico-Eagle Mines, Ltd.	6,900	435,597
IAMGOLD Corp.	32,400	607,824
Royal Gold, Inc.	3,600	210,852
		1,254,273
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	46,096	727,395
Hospital Beds/Equipment — 0.8%
Hill-Rom Holdings, Inc.	165	7,597
Kinetic Concepts, Inc.†	25,116	1,447,435
		1,455,032
Hotels/Motels — 0.4%
Choice Hotels International, Inc.	730	24,353
Hyatt Hotels Corp., Class A†	1,165	47,555
Wyndham Worldwide Corp.	20,927	704,194
		776,102
Human Resources — 0.1%
Manpower, Inc.	2,284	122,537
Monster Worldwide, Inc.†	3,593	52,673
		175,210
Independent Power Producers — 0.2%
Calpine Corp.†	9,750	157,268
GenOn Energy, Inc.†	21,437	82,747
NRG Energy, Inc.†	6,699	164,661
		404,676
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,900	468,342
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	3,133	84,309
Insurance Brokers — 1.3%
AON Corp.	22,485	1,153,481
Arthur J. Gallagher & Co.	3,069	87,589
Brown & Brown, Inc.	3,233	82,959
Marsh & McLennan Cos., Inc.	38,201	1,191,489
		2,515,518
Insurance-Life/Health — 1.7%
Lincoln National Corp.	24,463	696,951
Principal Financial Group, Inc.	47,230	1,436,737
Protective Life Corp.	2,381	55,072
StanCorp Financial Group, Inc.	1,257	53,033
Torchmark Corp.	2,113	135,528
Unum Group	32,124	818,519
		3,195,840
Insurance-Multi-line — 1.8%
ACE, Ltd.	5,900	388,338
American Financial Group, Inc.	2,233	79,696
American National Insurance Co.	191	14,802
Assurant, Inc.	2,682	97,276
Cincinnati Financial Corp.	4,064	118,588
CNA Financial Corp.	741	21,526
Genworth Financial, Inc., Class A†	61,425	631,449
Hartford Financial Services Group, Inc.	37,779	996,232
Old Republic International Corp.	7,204	84,647
Unitrin, Inc.	1,389	41,212
XL Group PLC	40,850	897,883
		3,371,649

4

Insurance-Property/Casualty — 1.0%
Alleghany Corp.†	184	61,292
Arch Capital Group, Ltd.†	3,667	117,051
Fidelity National Financial, Inc., Class A	6,204	97,651
Hanover Insurance Group, Inc.	1,263	47,628
HCC Insurance Holdings, Inc.	3,159	99,508
Markel Corp.†	270	107,139
Mercury General Corp.	743	29,341
Progressive Corp.	18,221	389,565
White Mountains Insurance Group, Ltd.	191	80,250
WR Berkley Corp.	27,509	892,392
		1,921,817
Insurance-Reinsurance — 1.5%
Allied World Assurance Co. Holdings, AG	1,054	60,689
Aspen Insurance Holdings, Ltd.	1,967	50,611
Axis Capital Holdings, Ltd.	3,596	111,332
Endurance Specialty Holdings, Ltd.	1,126	46,538
Everest Re Group, Ltd.	12,427	1,015,907
PartnerRe, Ltd.	15,446	1,063,457
Reinsurance Group of America, Inc.	2,054	125,007
RenaissanceRe Holdings, Ltd.	1,438	100,588
Transatlantic Holdings, Inc.	1,736	85,081
Validus Holdings, Ltd.	1,848	57,196
		2,716,406
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	467	14,696
Investment Companies — 0.1%
American Capital, Ltd.†	9,799	97,304
Ares Capital Corp.	5,689	91,422
		188,726
Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	5,214	528,960
Ameriprise Financial, Inc.	6,732	388,302
Federated Investors, Inc., Class B	477	11,372
Invesco, Ltd.	61,045	1,428,453
Janus Capital Group, Inc.	38,530	363,723
Legg Mason, Inc.	24,059	788,173
		3,508,983
Leisure Products — 0.0%
WMS Industries, Inc.†	1,591	48,876
Linen Supply & Related Items — 0.1%
Cintas Corp.	3,513	116,034
Machine Tools & Related Products — 0.4%
Kennametal, Inc.	14,807	625,004
Lincoln Electric Holdings, Inc.	905	32,444
		657,448
Machinery-Construction & Mining — 0.0%
Terex Corp.†	3,045	86,630
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,074	71,711
Machinery-Farming — 0.1%
AGCO Corp.†	2,634	130,014
CNH Global NV†	735	28,408
		158,422
Machinery-General Industrial — 0.0%
IDEX Corp.	239	10,958
Machinery-Pumps — 0.0%
Flowserve Corp.	140	15,385
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	1,025	19,906
Medical Instruments — 0.9%
Boston Scientific Corp.†	170,844	1,180,532
St. Jude Medical, Inc.	9,400	448,192
		1,628,724
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	359	21,217
Medical Products — 0.8%
CareFusion Corp.†	4,265	115,880
Cooper Cos., Inc.	3,638	288,275
Henry Schein, Inc.†	1,207	86,409
Hospira, Inc.†	751	42,552
Teleflex, Inc.	1,119	68,326
Zimmer Holdings, Inc.†	15,134	956,469
		1,557,911
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc., Class A†	550	65,648
Life Technologies Corp.†	4,535	236,138
Vertex Pharmaceuticals, Inc.†	658	34,209
		335,995
Medical-Drugs — 0.3%
Cephalon, Inc.†	2,118	169,228
Forest Laboratories, Inc.†	7,952	312,832
		482,060
Medical-Generic Drugs — 1.2%
Mylan, Inc.†	54,059	1,333,636
Par Pharmaceutical Cos., Inc.†	9,400	310,012
Watson Pharmaceuticals, Inc.†	7,300	501,729
		2,145,377
Medical-HMO — 1.5%
Aetna, Inc.	16,060	708,085
AMERIGROUP Corp.†	407	28,681
CIGNA Corp.	7,518	386,651
Coventry Health Care, Inc.†	18,019	657,153
Health Net, Inc.†	2,515	80,706
Humana, Inc.	10,879	876,195
		2,737,471
Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	2,639	67,769
HCA Holdings, Inc.†	8,900	293,700
LifePoint Hospitals, Inc.†	1,459	57,018
Tenet Healthcare Corp.†	12,855	80,215
Universal Health Services, Inc., Class B	5,800	298,874
		797,576
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	5,200	215,280
McKesson Corp.	7,400	619,010
		834,290
Metal Processors & Fabrication — 0.2%
Commercial Metals Co.	3,208	46,035
Timken Co.	379	19,101
Worthington Industries, Inc.	11,400	263,340
		328,476
Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	1,868	97,771

5

Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	1,984	39,878
Multimedia — 0.0%
McGraw-Hill Cos., Inc.	1,499	62,823
Networking Products — 0.2%
Polycom, Inc.†	5,595	359,759
Non-Ferrous Metals — 0.1%
Thompson Creek Metals Co., Inc.†	16,472	164,390
Titanium Metals Corp.	1,108	20,299
		184,689
Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	52,432	1,617,527
Waste Connections, Inc.	391	12,407
		1,629,934
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	5,087	116,950
Xerox Corp.	38,934	405,303
		522,253
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,786	107,623
Oil & Gas Drilling — 0.9%
Atwood Oceanics, Inc.†	1,123	49,558
Diamond Offshore Drilling, Inc.	1,010	71,114
Ensco PLC ADR	5,948	317,027
Helmerich & Payne, Inc.	11,744	776,513
Nabors Industries, Ltd.†	7,985	196,751
Patterson-UTI Energy, Inc.	3,817	120,655
Rowan Cos., Inc.†	2,957	114,761
Unit Corp.†	1,164	70,923
		1,717,302
Oil Companies-Exploration & Production — 3.8%
Cabot Oil & Gas Corp.	15,210	1,008,575
Cimarex Energy Co.	1,745	156,910
Cobalt International Energy, Inc.†	227	3,094
Denbury Resources, Inc.†	1,865	37,300
Energen Corp.	4,402	248,713
EQT Corp.	23,870	1,253,653
EXCO Resources, Inc.	348	6,142
Forest Oil Corp.†	25,079	669,860
Kosmos Energy, Ltd.†	146	2,479
Newfield Exploration Co.†	14,835	1,009,077
Noble Energy, Inc.	3,918	351,170
Petrohawk Energy Corp.†	1,452	35,821
Pioneer Natural Resources Co.	4,181	374,492
Plains Exploration & Production Co.†	3,918	149,354
QEP Resources, Inc.	25,056	1,048,093
Quicksilver Resources, Inc.†	3,059	45,151
Range Resources Corp.	11,600	643,800
SM Energy Co.	339	24,910
		7,068,594
Oil Companies-Integrated — 0.4%
Murphy Oil Corp.	10,352	679,712
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	10,981	552,235
Oil Refining & Marketing — 0.6%
Frontier Oil Corp.	17,822	575,829
Sunoco, Inc.	3,365	140,354
Tesoro Corp.†	3,995	91,525
Valero Energy Corp.	15,845	405,157
		1,212,865
Oil-Field Services — 1.2%
Halliburton Co.	11,561	589,611
Helix Energy Solutions Group, Inc.†	5,200	86,112
Oil States International, Inc.†	6,275	501,435
SEACOR Holdings, Inc.	602	60,176
Superior Energy Services, Inc.†	12,600	467,964
Weatherford International, Ltd.†	31,600	592,500
		2,297,798
Paper & Related Products — 0.3%
Domtar Corp.	1,140	107,981
International Paper Co.	12,473	371,945
MeadWestvaco Corp.	4,715	157,056
		636,982
Pharmacy Services — 0.1%
Omnicare, Inc.	3,222	102,750
Physical Therapy/Rehabilitation Centers — 0.2%
Healthsouth Corp.†	14,600	383,250
Pipelines — 1.0%
El Paso Corp.	56,861	1,148,592
Oneok, Inc.	2,753	203,750
Spectra Energy Corp.	18,058	494,970
		1,847,312
Platinum — 0.2%
Stillwater Mining Co.†	21,312	469,077
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,674	108,726
SunPower Corp., Class A†	2,750	53,158
		161,884
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	5,766	113,071
Private Corrections — 0.0%
Corrections Corp. of America†	2,981	64,539
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	1,674	46,085
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	6,681	95,672
Washington Post Co., Class B	139	58,234
		153,906
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	311	9,691
Quarrying — 0.1%
Vulcan Materials Co.	3,587	138,207
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,886	76,081
Real Estate Investment Trusts — 5.9%
Alexandria Real Estate Equities, Inc.	10,443	808,497
American Capital Agency Corp.	3,580	104,214
Annaly Capital Management, Inc.	22,598	407,668
Apartment Investment & Management Co., Class A	1,069	27,292
AvalonBay Communities, Inc.	6,368	817,651
Boston Properties, Inc.	724	76,860
Brandywine Realty Trust	3,761	43,590
BRE Properties, Inc.	2,074	103,451
Camden Property Trust	6,955	442,477
Chimera Investment Corp.	28,540	98,748
CommonWealth REIT	2,005	51,809
Corporate Office Properties Trust	1,353	42,092
Developers Diversified Realty Corp.	6,003	84,642
Douglas Emmett, Inc.	12,363	245,900

6

Duke Realty Corp.	7,020	98,350
Equity Residential	7,590	455,400
Essex Property Trust, Inc.	1,955	264,492
Federal Realty Investment Trust	422	35,946
General Growth Properties, Inc.	15,662	261,399
HCP, Inc.	11,282	413,937
Health Care REIT, Inc.	4,911	257,484
Hospitality Properties Trust	3,430	83,178
Host Hotels & Resorts, Inc.	53,180	901,401
Kimco Realty Corp.	43,726	815,053
Liberty Property Trust	3,199	104,223
Macerich Co.	2,335	124,922
Mack-Cali Realty Corp.	2,416	79,583
MFA Financial, Inc.	64,690	520,108
Nationwide Health Properties, Inc.	3,520	145,763
Piedmont Office Realty Trust, Inc.	4,800	97,872
Plum Creek Timber Co., Inc.	1,786	72,404
Prologis, Inc.	11,789	422,518
Realty Income Corp.	3,524	118,019
Regency Centers Corp.	2,498	109,837
Senior Housing Properties Trust	3,942	92,282
SL Green Realty Corp.	2,250	186,457
Tanger Factory Outlet Centers	16,639	445,426
Taubman Centers, Inc.	1,553	91,938
UDR, Inc.	4,873	119,632
Ventas, Inc.	10,804	569,479
Vornado Realty Trust	4,556	424,528
Weingarten Realty Investors	3,355	84,412
Weyerhaeuser Co.	10,625	232,262
		10,983,196
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	268	25,272
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	3,814	71,207
Howard Hughes Corp.†	597	38,829
St. Joe Co.†	1,808	37,679
		147,715
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	602	17,013
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	342	22,887
American Eagle Outfitters, Inc.	5,415	69,041
Chico’s FAS, Inc.	1,635	24,901
DSW, Inc., Class A†	44	2,227
Foot Locker, Inc.	4,299	102,144
Gap, Inc.	11,220	203,082
Guess?, Inc.	24,796	1,042,920
PVH Corp.†	1,412	92,443
		1,559,645
Retail-Automobile — 0.1%
AutoNation, Inc.†	577	21,124
CarMax, Inc.†	5,240	173,287
		194,411
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,926	104,706
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	8,792	276,157
RadioShack Corp.	2,947	39,224
		315,381
Retail-Discount — 0.1%
Big Lots, Inc.†	1,371	45,449
BJ’s Wholesale Club, Inc.†	1,367	68,828
		114,277
Retail-Home Furnishings — 0.5%
Pier 1 Imports, Inc.†	82,601	955,694
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	2,413	112,953
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,397	50,977
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,594	158,677
Sears Holdings Corp.†	1,074	76,726
		235,403
Retail-Office Supplies — 0.2%
Staples, Inc.	19,816	313,093
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	195	3,335
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	10,800	489,996
Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	943	49,168
Macy’s, Inc.	37,065	1,083,781
		1,132,949
Retail-Restaurants — 0.0%
Brinker International, Inc.	184	4,501
Wendy’s/Arby’s Group, Inc., Class A†	8,791	44,570
		49,071
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	352	8,536
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,061	38,652
Savings & Loans/Thrifts — 0.3%
BankUnited, Inc.	929	24,656
Capitol Federal Financial, Inc.	4,654	54,731
First Niagara Financial Group, Inc.	8,425	111,210
Hudson City Bancorp, Inc.	11,828	96,871
New York Community Bancorp, Inc.	12,152	182,158
People’s United Financial, Inc.	8,506	114,321
TFS Financial Corp.†	2,220	21,490
Washington Federal, Inc.	3,086	50,703
		656,140
Schools — 0.0%
Career Education Corp.†	1,714	36,251
DeVry, Inc.	357	21,109
Education Management Corp.†	1,069	25,592
		82,952
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	4,400	172,216
Atmel Corp.†	814	11,453
Marvell Technology Group, Ltd.†	14,116	208,423
Maxim Integrated Products, Inc.	11,425	292,023
		684,115
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,059	42,868
Novellus Systems, Inc.†	2,482	89,700
Teradyne, Inc.†	5,153	76,264
		208,832
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	1,355	46,748

7

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,672	67,783
Steel-Producers — 1.1%
AK Steel Holding Corp.	2,448	38,580
Carpenter Technology Corp.	10,400	599,872
Nucor Corp.	8,782	361,994
Reliance Steel & Aluminum Co.	14,778	733,728
Schnitzer Steel Industries, Inc., Class A	438	25,229
Steel Dynamics, Inc.	1,638	26,617
United States Steel Corp.	3,995	183,930
		1,969,950
Telecom Services — 0.2%
Amdocs, Ltd.†	5,159	156,782
Clearwire Corp., Class A†	47,468	179,429
Level 3 Communications, Inc.†	47,354	115,544
tw telecom, Inc.†	607	12,462
		464,217
Telecommunication Equipment — 0.1%
Harris Corp.	2,584	116,435
Tellabs, Inc.	10,095	46,538
		162,973
Telephone-Integrated — 1.0%
CenturyLink, Inc.	34,910	1,411,411
Frontier Communications Corp.	27,654	223,168
Telephone and Data Systems, Inc.	2,513	78,104
Windstream Corp.	6,306	81,726
		1,794,409
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	6,587	395,154
Theaters — 0.0%
Regal Entertainment Group, Class A	1,503	18,562
Therapeutics — 0.8%
Warner Chilcott PLC, Class A	60,998	1,471,882
Tobacco — 0.2%
Lorillard, Inc.	3,993	434,718
Tools-Hand Held — 0.2%
Snap-On, Inc.	1,324	82,723
Stanley Black & Decker, Inc.	4,671	336,546
		419,269
Toys — 0.4%
Hasbro, Inc.	13,801	606,278
Mattel, Inc.	2,482	68,230
		674,508
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,289	47,848
Transport-Marine — 0.4%
Alexander & Baldwin, Inc.	1,156	55,673
GulfMark Offshore, Inc., Class A†	3,200	141,408
Kirby Corp.†	434	24,595
Teekay Corp.	1,159	35,790
Tidewater, Inc.	7,449	400,830
		658,296
Transport-Rail — 0.5%
Kansas City Southern†	15,333	909,707
Transport-Services — 0.2%
Ryder System, Inc.	7,592	431,605
UTi Worldwide, Inc.	276	5,435
		437,040
Transport-Truck — 0.0%
Con-way, Inc.	1,394	54,101
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,401	50,901
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	4,639	313,364
Water — 0.1%
American Water Works Co., Inc.	4,873	143,510
Aqua America, Inc.	3,445	75,721
		219,231
Water Treatment Systems — 0.0%
Nalco Holding Co.	436	12,125
Web Portals/ISP — 0.0%
AOL, Inc.†	2,971	59,004
Wire & Cable Products — 0.3%
General Cable Corp.†	14,797	630,056
Wireless Equipment — 0.1%
Motorola Mobility Holdings, Inc.†	7,246	159,702
X-Ray Equipment — 0.4%
Hologic, Inc.†	34,597	697,822
Total Common Stock (cost $156,550,944)		180,586,326

RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10†(1)(2) (cost $92)	92	0

EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell Midcap Value Index Fund (cost $1,121,420)	23,800	1,136,450
Total Long-Term Investment Securities (cost $157,672,456)		181,722,776

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 09/15/11(3) (cost $79,992)	$80,000	79,997
REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 06/30/11, to be repurchased 07/01/11 in the amount of $2,240,001 and collateralized by $2,285,000 of United States Treasury Bills 0.02% due 08/11/11 and having an approximate value of $2,284,947	2,240,000	2,240,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 06/30/11, to be repurchased 07/01/11 in the amount of $1,294,000 and collateralized by $1,310,000 of United States Treasury Notes, bearing interest at 1.00% due 04/30/12 and having an approximate value of $1,320,870	1,294,000	1,294,000
State Street Bank & Trust Co., Joint Repurchase Agreement(4)	698,000	698,000
Total Repurchase Agreements (cost $4,232,000)		4,232,000

8

TOTAL INVESTMENTS (cost $161,984,448)(5)	100.0%	186,034,773
Other assets less liabilities	0.0	52,564

NET ASSETS	100.0%	$186,087,337

†				Non-income producing security
(1)				Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)				Illiquid security. At June 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)				The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)				See Note 2 for details of Joint Repurchase Agreements.
(5)				See Note 4 for cost of investments on a tax basis.
ADR				— American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
7	Long	S&P Mid Cap 400 E-Mini Index	September 2011	$650,662	$683,550	$32,888

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Integrated	$12,310,140	$—	$—	$12,310,140
Real Estate Investment Trusts	10,983,196	—	—	10,983,196
Other Industries*	157,292,990	—	—	157,292,990
Rights	—	—	0	0
Exchange Traded Funds	1,136,450	—	—	1,136,450
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,997	—	79,997
Repurchase Agreements	—	4,232,000	—	4,232,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	32,888	—	—	32,888
Total	$181,755,664	$4,311,997	$—	$186,067,661

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights
Balance as of 3/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	—
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—
Balance as of 6/30/2011	$0

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at June 30, 2011 includes:

Rights
$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

9

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.4%
Advanced Materials — 1.2%
Ceradyne, Inc.†	2,901	$113,110
Hexcel Corp.†	90,668	1,984,722
STR Holdings, Inc.†	4,838	72,183
		2,170,015
Aerospace/Defense — 0.4%
Aerovironment, Inc.†	1,761	62,251
Cubic Corp.	1,839	93,771
Esterline Technologies Corp.†	3,561	272,060
National Presto Industries, Inc.	609	61,808
Teledyne Technologies, Inc.†	4,281	215,591
		705,481
Aerospace/Defense-Equipment — 1.5%
AAR Corp.	4,632	125,481
BE Aerospace, Inc.†	46,904	1,914,152
Curtiss-Wright Corp.	5,410	175,122
GenCorp, Inc.†	6,842	43,926
Kaman Corp.	3,062	108,609
Moog, Inc., Class A†	5,348	232,745
Orbital Sciences Corp.†	6,810	114,748
		2,714,783
Agricultural Operations — 0.1%
Andersons, Inc.	2,215	93,584
Airlines — 0.1%
Allegiant Travel Co.†	1,753	86,773
Skywest, Inc.	6,164	92,830
		179,603
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	6,582	111,894
Darling International, Inc.†	13,637	241,375
		353,269
Apparel Manufacturers — 0.8%
Carter’s, Inc.†	6,732	207,076
Hanesbrands, Inc.†	31,670	904,179
Maidenform Brands, Inc.†	2,728	75,457
Oxford Industries, Inc.	1,616	54,556
Quiksilver, Inc.†	15,162	71,261
True Religion Apparel, Inc.†	3,004	87,356
		1,399,885
Applications Software — 0.3%
Ebix, Inc.†	4,601	87,649
EPIQ Systems, Inc.	17,663	251,168
Progress Software Corp.†	7,812	188,503
		527,320
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	3,180	33,803
Auction House/Art Dealers — 0.1%
Sotheby’s	3,260	141,810
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	2,178	16,466
DTS, Inc.†	2,027	82,195
Universal Electronics, Inc.†	1,751	44,230
		142,891
Auto Repair Centers — 0.1%
Midas, Inc.†	1,655	10,460
Monro Muffler Brake, Inc.	3,553	132,491
		142,951
Auto-Heavy Duty Trucks — 0.3%
Oshkosh Corp.†	20,600	596,164
Auto-Truck Trailers — 0.5%
Wabash National Corp.†	99,400	931,378
Auto/Truck Parts & Equipment-Original — 1.6%
Dana Holding Corp.†	61,500	1,125,450
Spartan Motors, Inc.	3,875	20,925
Superior Industries International, Inc.	21,435	473,928
Titan International, Inc.	36,837	893,666
WABCO Holdings, Inc.†	6,920	477,895
		2,991,864
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	2,290	34,877
Banks-Commercial — 5.9%
Bancorp, Inc.†	99,326	1,037,957
Bank of the Ozarks, Inc.	1,535	79,912
City Holding Co.	1,776	58,661
Columbia Banking System, Inc.	4,602	79,246
Community Bank System, Inc.	4,288	106,299
Cullen/Frost Bankers, Inc.	9,940	565,089
East West Bancorp, Inc.	51,174	1,034,227
First BanCorp†	2,483	10,702
First Commonwealth Financial Corp.	11,005	63,169
First Financial Bancorp	6,790	113,325
First Financial Bankshares, Inc.	3,664	126,225
First Midwest Bancorp, Inc.	8,688	106,775
First Republic Bank†	3,350	108,138
First Security Group, Inc.†	69,518	45,187
FirstMerit Corp.	34,420	568,274
FNB Corp.	14,792	153,097
Glacier Bancorp, Inc.	8,382	112,989
Hanmi Financial Corp.†	17,630	18,864
Home Bancshares, Inc.	2,557	60,447
IBERIABANK Corp.	14,020	808,113
Independent Bank Corp.	2,498	65,572
Nara Bancorp., Inc.†	4,429	36,008
National Penn Bancshares, Inc.	14,315	113,518
NBT Bancorp, Inc.	4,014	88,830
Old National Bancorp	11,042	119,254
PacWest Bancorp	3,861	79,421
Pinnacle Financial Partners, Inc.†	3,979	61,913
PrivateBancorp, Inc.	6,863	94,709
S&T Bancorp, Inc.	2,910	54,097
Signature Bank†	24,179	1,383,039
Simmons First National Corp., Class A	2,020	51,833
Sterling Bancorp	3,605	34,211
Sterling Bancshares, Inc.	11,895	97,063
Susquehanna Bancshares, Inc.	15,149	121,192
SVB Financial Group†	17,460	1,042,537
Texas Capital Bancshares, Inc.†	4,338	112,051
Tompkins Financial Corp.	6,428	252,235
Trustco Bank Corp.	10,603	51,955
UMB Financial Corp.	3,495	146,371
Umpqua Holdings Corp.	54,532	630,935
United Bankshares, Inc.	4,477	109,597
United Community Banks, Inc.†	2,207	23,306
Wilshire Bancorp, Inc.†	6,599	19,401
Wintrust Financial Corp.	24,545	789,858
		10,835,602

1

Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	8,975	59,055
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	1,062	95,155
Broadcast Services/Program — 0.1%
DG FastChannel, Inc.†	2,748	88,073
Building & Construction Products-Misc. — 0.9%
Drew Industries, Inc.	2,238	55,323
Gibraltar Industries, Inc.†	49,844	564,234
Louisiana-Pacific Corp.†	58,500	476,190
NCI Building Systems, Inc.†	1,982	22,575
Quanex Building Products Corp.	4,323	70,854
Simpson Manufacturing Co., Inc.	14,242	425,409
		1,614,585
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	3,968	64,837
Insituform Technologies, Inc., Class A†	4,602	96,504
		161,341
Building Products-Air & Heating — 0.0%
AAON, Inc.	1,383	30,205
Comfort Systems USA, Inc.	4,419	46,885
		77,090
Building Products-Cement — 0.2%
Eagle Materials, Inc.	5,186	144,534
Texas Industries, Inc.	3,250	135,297
		279,831
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	3,273	41,927
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	2,276	54,533
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	3,540	86,836
Orion Marine Group, Inc.†	3,148	29,623
Tutor Perini Corp.	29,950	574,441
		690,900
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	5,562	129,817
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	802	14,035
Winnebago Industries, Inc.†	3,394	32,786
		46,821
Building-Residential/Commercial — 0.3%
M/I Homes, Inc.†	2,181	26,739
MDC Holdings, Inc.	5,490	135,274
Meritage Homes Corp.†	3,775	85,164
Ryland Group, Inc.	9,340	154,390
Standard Pacific Corp.†	11,492	38,498
Toll Brothers, Inc.†	8,340	172,972
		613,037
Casino Hotels — 0.0%
Boyd Gaming Corp.†	6,533	56,837
Monarch Casino & Resort, Inc.†	1,317	13,750
		70,587
Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	3,135	14,264
Shuffle Master, Inc.†	6,308	59,012
		73,276
Chemicals-Other — 0.0%
American Vanguard Corp.	2,504	32,477
Chemicals-Plastics — 0.5%
A. Schulman, Inc.	16,766	422,335
PolyOne Corp.	32,495	502,698
		925,033
Chemicals-Specialty — 1.3%
Arch Chemicals, Inc.	2,964	102,080
Balchem Corp.	3,363	147,232
Ferro Corp.†	111,190	1,494,394
H.B. Fuller Co.	5,760	140,659
Hawkins, Inc.	998	36,147
Kraton Performance Polymers, Inc.†	3,717	145,595
OM Group, Inc.†	3,614	146,873
Quaker Chemical Corp.	1,473	63,354
Stepan Co.	913	64,732
Zep, Inc.	2,557	48,327
		2,389,393
Circuit Boards — 0.5%
Park Electrochemical Corp.	27,911	780,113
TTM Technologies, Inc.†	5,118	81,990
		862,103
Coal — 0.5%
James River Coal Co.†	40,900	851,538
Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	1,494	86,204
Commercial Services — 1.1%
Arbitron, Inc.	3,163	130,727
Healthcare Services Group, Inc.	7,736	125,710
HMS Holdings Corp.†	3,294	253,210
Live Nation Entertainment, Inc.†	18,253	209,362
Medifast, Inc.†	1,565	37,137
Pre-Paid Legal Services, Inc.†	1,138	75,666
Steiner Leisure, Ltd.†	15,570	711,237
TeleTech Holdings, Inc.†	3,240	68,299
TMS International Corp.†	24,780	323,379
		1,934,727
Commercial Services-Finance — 1.4%
Cardtronics, Inc.†	95,464	2,238,631
Heartland Payment Systems, Inc.	4,493	92,556
Wright Express Corp.†	4,502	234,419
		2,565,606
Communications Software — 0.2%
Digi International, Inc.†	33,403	434,239
Smith Micro Software, Inc.†	3,679	15,489
		449,728

2

Computer Aided Design — 2.0%
Aspen Technology, Inc.†	121,800	2,092,524
Parametric Technology Corp.†	67,700	1,552,361
		3,644,885
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	3,376	47,703
Computer Services — 0.5%
CACI International, Inc., Class A†	3,510	221,411
Ciber, Inc.†	8,300	46,065
iGate Corp.	3,422	55,847
Insight Enterprises, Inc.†	5,445	96,431
LivePerson, Inc.†	23,397	330,833
Manhattan Associates, Inc.†	2,534	87,271
SYKES Enterprises, Inc.†	4,736	101,966
		939,824
Computer Software — 0.1%
Avid Technology, Inc.†	3,404	64,132
Blackbaud, Inc.	5,049	139,958
		204,090
Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	2,284	19,048
Integral Systems, Inc.†	2,061	25,082
Mercury Computer Systems, Inc.†	3,518	65,716
MTS Systems Corp.	1,818	76,047
NCI, Inc., Class A†	925	21,016
Netscout Systems, Inc.†	4,120	86,067
Radiant Systems, Inc.†	3,984	83,266
Radisys Corp.†	2,833	20,653
Stratasys, Inc.†	2,463	83,003
Super Micro Computer, Inc.†	3,040	48,914
		528,812
Computers-Periphery Equipment — 0.1%
Rimage Corp.	11,200	150,416
Synaptics, Inc.†	3,992	102,754
		253,170
Consulting Services — 0.2%
Forrester Research, Inc.	1,721	56,724
MAXIMUS, Inc.	2,022	167,280
Navigant Consulting, Inc.†	6,011	63,056
		287,060
Consumer Products-Misc. — 1.2%
Blyth, Inc.	634	31,922
Central Garden and Pet Co., Class A†	46,247	469,407
Helen of Troy, Ltd.†	3,598	124,239
Jarden Corp.	38,950	1,344,164
Kid Brands, Inc.†	2,523	13,019
Prestige Brands Holdings, Inc.†	5,861	75,255
WD-40 Co.	1,971	76,948
		2,134,954
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,777	40,924
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	5,133	228,162
CSG Systems International, Inc.†	4,034	74,548
		302,710
Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	1,634	57,272
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	8,072	184,042
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	8,221	65,193
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	4,779	115,222
Direct Marketing — 0.0%
Harte-Hanks, Inc.	4,532	36,800
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,397	61,049
Merit Medical Systems, Inc.†	4,228	75,977
		137,026
Distribution/Wholesale — 1.0%
Brightpoint, Inc.†	7,948	64,458
Fossil, Inc.†	6,910	813,445
MWI Veterinary Supply, Inc.†	1,463	118,167
Pool Corp.	5,615	167,383
Scansource, Inc.†	3,148	117,987
School Specialty, Inc.†	1,870	26,909
United Stationers, Inc.	15,162	537,190
		1,845,539
Diversified Manufacturing Operations — 2.0%
A.O. Smith Corp.	3,930	166,239
Actuant Corp., Class A	7,995	214,506
AZZ, Inc.	1,462	66,960
Barnes Group, Inc.	5,268	130,699
Crane Co.	39,600	1,956,636
EnPro Industries, Inc.†	2,409	115,801
ESCO Technologies, Inc.	3,101	114,117
Federal Signal Corp.	7,240	47,494
Griffon Corp.†	5,542	55,863
Koppers Holdings, Inc.	16,721	634,228
LSB Industries, Inc.†	1,986	85,239
Lydall, Inc.†	2,000	23,920
Standex International Corp.	1,456	44,655
Tredegar Corp.	2,686	49,288
		3,705,645
Diversified Minerals — 0.1%
AMCOL International Corp.	2,972	113,412
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	2,479	162,424
Viad Corp.	2,375	52,939
		215,363
E-Commerce/Products — 0.4%
Blue Nile, Inc.†	1,703	74,898
MercadoLibre, Inc.	8,000	634,720
Nutrisystem, Inc.	3,142	44,176
Stamps.com, Inc.	1,387	18,503
		772,297

3

E-Commerce/Services — 1.3%
IAC/InterActive Corp.†	58,600	2,236,762
United Online, Inc.	10,331	62,296
		2,299,058
E-Marketing/Info — 0.1%
comScore, Inc.†	3,010	77,959
Liquidity Services, Inc.†	2,082	49,156
		127,115
E-Services/Consulting — 0.1%
Perficient, Inc.†	3,550	36,423
Websense, Inc.†	4,657	120,942
		157,365
Electric Products-Misc. — 0.3%
GrafTech International, Ltd.†	16,990	344,388
Littelfuse, Inc.	2,649	155,549
		499,937
Electric-Integrated — 1.4%
Allete, Inc.	3,642	149,468
Avista Corp.	6,717	172,560
Central Vermont Public Service Corp.	1,563	56,502
CH Energy Group, Inc.	1,812	96,507
Cleco Corp.	7,070	246,389
El Paso Electric Co.	4,908	158,528
MGE Energy, Inc.	8,760	355,043
NorthWestern Corp.	4,226	139,923
Portland General Electric Co.	16,150	408,272
UIL Holdings Corp.	5,889	190,509
Unisource Energy Corp.	14,178	529,265
		2,502,966
Electronic Components-Misc. — 1.5%
AVX Corp.	39,588	603,321
Bel Fuse, Inc., Class B	8,593	186,382
Benchmark Electronics, Inc.†	7,077	116,770
CTS Corp.	4,001	38,690
Daktronics, Inc.	4,117	44,422
Methode Electronics, Inc.	4,305	49,981
OSI Systems, Inc.†	2,221	95,503
Plexus Corp.†	4,385	152,642
Pulse Electronics Corp.	4,849	21,433
Rogers Corp.†	1,861	85,978
Zagg, Inc.†	96,844	1,297,710
		2,692,832
Electronic Components-Semiconductors — 0.6%
Ceva, Inc.†	2,685	81,785
Diodes, Inc.†	4,275	111,578
DSP Group, Inc.†	2,729	23,742
Entropic Communications, Inc.†	8,279	73,600
Kopin Corp.†	7,525	35,443
Microsemi Corp.†	10,070	206,435
Monolithic Power Systems, Inc.†	3,994	61,587
ON Semiconductor Corp.†	31,950	334,517
Supertex, Inc.†	1,513	33,891
Volterra Semiconductor Corp.†	2,862	70,577
		1,033,155
Electronic Measurement Instruments — 0.1%
Analogic Corp.	1,463	76,939
Badger Meter, Inc.	1,755	64,918
FARO Technologies, Inc.†	1,904	83,395
		225,252
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	1,058	84,640
LoJack Corp.†	2,144	9,348
		93,988
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	7,088	22,185
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	29,904	876,486
Exponent, Inc.†	1,633	71,052
		947,538
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	5,878	116,737
Enterprise Software/Service — 2.3%
Ariba, Inc.†	43,558	1,501,444
JDA Software Group, Inc.†	4,931	152,319
MicroStrategy, Inc., Class A†	961	156,336
Omnicell, Inc.†	3,860	60,177
RightNow Technologies, Inc.†	2,812	91,109
SYNNEX Corp.†	2,796	88,633
Taleo Corp., Class A†	55,802	2,066,348
Tyler Technologies, Inc.†	2,913	78,010
		4,194,376
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	10,103	154,374
THQ, Inc.†	7,964	28,830
		183,204
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	7,266	163,485
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	5,876	277,817
Finance-Consumer Loans — 0.2%
Portfolio Recovery Associates, Inc.†	1,994	169,071
World Acceptance Corp.†	1,798	117,895
		286,966
Finance-Investment Banker/Broker — 0.9%
Interactive Brokers Group, Inc., Class A	4,922	77,029
Investment Technology Group, Inc.†	4,808	67,408
optionsXpress Holdings, Inc.	4,957	82,683
Piper Jaffray Cos.†	1,822	52,492
Raymond James Financial, Inc.	17,610	566,161
Stifel Financial Corp.†	24,035	861,895
SWS Group, Inc.	3,416	20,462
		1,728,130
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,200	48,290
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	1,067	27,294
TreeHouse Foods, Inc.†	4,138	225,976
		253,270

4

Food-Misc. — 0.4%
B&G Foods, Inc.	5,583	115,122
Cal-Maine Foods, Inc.	1,558	49,794
Diamond Foods, Inc.	2,567	195,965
Hain Celestial Group, Inc.†	5,065	168,968
J&J Snack Foods Corp.	1,668	83,150
Snyders-Lance, Inc.	5,561	120,284
		733,283
Food-Retail — 0.2%
Weis Markets, Inc.	8,950	364,533
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,407	29,631
Nash Finch Co.	1,411	50,528
Spartan Stores, Inc.	2,632	51,403
United Natural Foods, Inc.†	5,637	240,531
		372,093
Footwear & Related Apparel — 0.9%
CROCS, Inc.†	10,318	265,689
Iconix Brand Group, Inc.†	8,501	205,724
Skechers U.S.A., Inc., Class A†	4,121	59,672
Steven Madden, Ltd.†	4,094	153,566
Timberland Co., Class A†	18,790	807,406
Wolverine World Wide, Inc.	5,785	241,524
		1,733,581
Forestry — 0.0%
Deltic Timber Corp.	1,259	67,596
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	7,307	172,811
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	7,217	107,533
Garden Products — 0.1%
Toro Co.	3,601	217,860
Gas-Distribution — 1.1%
Laclede Group, Inc.	7,082	267,912
New Jersey Resources Corp.	10,987	490,130
Northwest Natural Gas Co.	10,464	472,241
Piedmont Natural Gas Co., Inc.	8,389	253,851
South Jersey Industries, Inc.	3,491	189,596
Southwest Gas Corp.	5,344	206,332
WGL Holdings, Inc.	3,990	153,575
		2,033,637
Golf — 0.4%
Callaway Golf Co.	102,341	636,561
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.	48,967	241,897
Health Care Cost Containment — 0.0%
Corvel Corp.†	759	35,597
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	3,354	71,407
La-Z-Boy, Inc.†	6,045	59,664
Select Comfort Corp.†	6,479	116,492
		247,563
Hotels/Motels — 0.5%
Gaylord Entertainment Co.†	28,300	849,000
Marcus Corp.	2,529	24,987
		873,987
Human Resources — 0.8%
AMN Healthcare Services, Inc.†	4,614	38,388
CDI Corp.	1,786	23,736
Cross Country Healthcare, Inc.†	25,645	194,902
Heidrick & Struggles International, Inc.	2,073	46,933
Hudson Highland Group, Inc.†	30,820	164,887
Insperity, Inc.	2,658	78,703
Kelly Services, Inc., Class A†	3,295	54,368
Korn/Ferry International†	8,570	188,454
On Assignment, Inc.†	4,308	42,348
SFN Group, Inc.†	5,910	53,722
TrueBlue, Inc.†	36,335	526,131
		1,412,572
Identification Systems — 0.2%
Brady Corp., Class A	6,156	197,362
Checkpoint Systems, Inc.†	4,673	83,553
		280,915
Industrial Automated/Robotic — 0.1%
Cognex Corp.	4,832	171,198
Gerber Scientific, Inc.†	2,930	32,611
Intermec, Inc.†	5,538	61,139
		264,948
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,425	121,279
Instruments-Scientific — 0.1%
FEI Co.†	4,510	172,237
Insurance Brokers — 0.0%
eHealth, Inc.†	2,493	33,306
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	6,400	186,944
Presidential Life Corp.	2,482	25,912
		212,856
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	4,649	72,571
United Fire & Casualty Co.	2,473	42,956
		115,527
Insurance-Property/Casualty — 1.4%
AMERISAFE, Inc.†	2,144	48,497
Arch Capital Group, Ltd.†	18,210	581,263
EMC Insurance Group, Inc.	13,110	250,401
Employers Holdings, Inc.	4,495	75,381
Infinity Property & Casualty Corp.	1,445	78,984
Meadowbrook Insurance Group, Inc.	86,510	857,314
Navigators Group Inc†	1,435	67,445
ProAssurance Corp.†	3,564	249,480
RLI Corp.	1,939	120,063
Safety Insurance Group, Inc.	1,770	74,411
Selective Insurance Group, Inc.	6,296	102,436
Stewart Information Services Corp.	2,243	22,497
Tower Group, Inc.	4,818	114,765
		2,642,937

5

Internet Application Software — 0.1%
DealerTrack Holdings, Inc.†	4,792	109,976
eResearchTechnology, Inc.†	5,032	32,054
		142,030
Internet Connectivity Services — 0.0%
PC-Tel, Inc.†	2,160	13,997
Internet Content-Information/News — 0.0%
XO Group, Inc.†	3,681	36,626
Internet Security — 0.1%
Blue Coat Systems, Inc.†	5,059	110,590
Sourcefire, Inc.†	3,314	98,492
		209,082
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	5,360	151,313
Investment Companies — 0.1%
Prospect Capital Corp.	12,523	126,608
Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	21,076	2,138,160
Artio Global Investors, Inc.	57,830	653,479
Calamos Asset Management, Inc., Class A	2,346	34,064
Cohen & Steers, Inc.	3,730	123,649
National Financial Partners Corp.†	5,138	59,293
Waddell & Reed Financial, Inc., Class A	11,180	406,393
		3,415,038
Lasers-System/Components — 0.3%
Cymer, Inc.†	3,557	176,107
Electro Scientific Industries, Inc.†	2,804	54,117
II-VI, Inc.†	5,974	152,935
Newport Corp.†	4,343	78,912
Rofin-Sinar Technologies, Inc.†	3,315	113,207
		575,278
Leisure Products — 0.1%
Brunswick Corp.	10,378	211,711
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,181	73,849
UniFirst Corp.	1,713	96,253
		170,102
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	2,324	85,942
Machinery-Farming — 0.1%
Lindsay Corp.	1,464	100,723
Machinery-General Industrial — 1.0%
Albany International Corp., Class A	16,742	441,822
Altra Holdings, Inc.†	38,480	923,135
Applied Industrial Technologies, Inc.	4,395	156,506
Intevac, Inc.†	2,662	27,179
Robbins & Myers, Inc.	5,300	280,105
		1,828,747
Machinery-Material Handling — 0.0%
Cascade Corp.	1,083	51,518
Medical Information Systems — 0.4%
Computer Programs & Systems, Inc.	1,289	81,826
MedQuist Holdings, Inc.†	34,890	450,779
Quality Systems, Inc.	2,245	195,988
		728,593
Medical Instruments — 1.9%
Abaxis, Inc.†	2,625	71,531
CONMED Corp.†	3,299	93,955
CryoLife, Inc.†	3,256	18,234
Integra LifeSciences Holdings Corp.†	2,397	114,601
Kensey Nash Corp.†	994	25,079
Natus Medical, Inc.†	3,381	51,222
NuVasive, Inc.†	47,019	1,545,985
SurModics, Inc.†	2,042	22,666
Symmetry Medical, Inc.†	4,239	38,024
Volcano Corp.†	47,890	1,546,368
		3,527,665
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,863	59,837
Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	2,191	10,473
Palomar Medical Technologies, Inc.†	2,215	24,985
		35,458
Medical Products — 1.4%
Cantel Medical Corp.	1,500	40,365
Cyberonics, Inc.†	2,842	79,434
Greatbatch, Inc.†	2,716	72,843
Haemonetics Corp.†	2,993	192,659
Hanger Orthopedic Group, Inc.†	3,878	94,895
Invacare Corp.	3,721	123,500
PSS World Medical, Inc.†	59,865	1,676,819
West Pharmaceutical Services, Inc.	3,903	170,795
Zoll Medical Corp.†	2,554	144,710
		2,596,020
Medical-Biomedical/Gene — 0.6%
Arqule, Inc.†	5,164	32,275
Cambrex Corp.†	3,429	15,842
Cubist Pharmaceuticals, Inc.†	6,987	251,462
Emergent Biosolutions, Inc.†	2,566	57,863
Enzo Biochem, Inc.†	20,765	88,251
Medicines Co.†	6,188	102,164
Regeneron Pharmaceuticals, Inc.†	8,687	492,640
		1,040,497
Medical-Drugs — 0.8%
Hi-Tech Pharmacal Co., Inc.†	1,196	34,600
PharMerica Corp.†	3,423	43,678
Salix Pharmaceuticals, Ltd.†	6,807	271,123
Savient Pharmaceuticals, Inc.†	8,280	62,017
Viropharma, Inc.†	53,554	990,749
		1,402,167
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	4,220	139,176
Medical-HMO — 1.7%
AMERIGROUP Corp.†	5,782	407,458
Centene Corp.†	56,016	1,990,248
Healthspring, Inc.†	7,898	364,177
Magellan Health Services, Inc.†	3,645	199,527
Molina Healthcare, Inc.†	2,993	81,170
		3,042,580

6

Medical-Hospitals — 1.3%
LifePoint Hospitals, Inc.†	13,740	536,959
MedCath Corp.†	2,369	32,195
Select Medical Holdings Corp.†	22,760	201,881
Universal Health Services, Inc., Class B	29,400	1,514,982
		2,286,017
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	1,535	46,649
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.†	1,313	98,134
Almost Family, Inc.†	969	26,550
Amedisys, Inc.†	3,435	91,474
Amsurg Corp.†	3,644	95,218
Gentiva Health Services, Inc.†	3,564	74,238
LHC Group, Inc.†	1,828	42,154
		427,768
Metal Processors & Fabrication — 1.7%
CIRCOR International, Inc.	2,009	86,045
Haynes International, Inc.	14,269	883,679
Kaydon Corp.	16,330	609,436
Mueller Industries, Inc.	15,937	604,172
RBC Bearings, Inc.†	20,803	785,521
RTI International Metals, Inc.†	3,519	135,024
		3,103,877
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	1,959	32,539
Lawson Products, Inc.	467	9,186
Olympic Steel, Inc.	6,007	165,373
		207,098
Metal-Aluminum — 0.1%
Century Aluminum Co.†	6,619	103,587
Kaiser Aluminum Corp.	1,729	94,438
		198,025
Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	8,250	431,805
John Bean Technologies Corp.	3,338	64,490
Movado Group, Inc.	2,028	34,699
		530,994
Multimedia — 0.0%
EW Scripps Co., Class A†	3,653	35,325
Networking Products — 2.3%
Anixter International, Inc.	3,342	218,366
Black Box Corp.	11,975	374,458
LogMeIn, Inc.†	1,934	74,595
Netgear, Inc.†	46,888	2,049,943
Polycom, Inc.†	24,547	1,578,372
		4,295,734
Non-Ferrous Metals — 0.2%
Horsehead Holding Corp.†	21,010	279,853
Materion Corp.†	2,379	87,952
		367,805
Office Furnishings-Original — 0.1%
Interface, Inc. Class A	7,627	147,735
Office Supplies & Forms — 0.0%
Standard Register Co.	1,487	4,684
Oil & Gas Drilling — 0.1%
Pioneer Drilling Co.†	6,336	96,561
Oil Companies-Exploration & Production — 2.4%
Bill Barrett Corp.†	17,350	804,173
Carrizo Oil & Gas, Inc.†	18,520	773,210
Comstock Resources, Inc.†	28,500	820,515
Contango Oil & Gas Co.†	1,497	87,485
Georesources, Inc.†	2,166	48,713
Gulfport Energy Corp.†	4,369	129,716
Penn Virginia Corp.	5,323	70,317
PetroCorp, Inc.†(1)(2)	154	0
Petroleum Development Corp.†	2,739	81,923
Petroquest Energy, Inc.†	28,919	203,011
Rex Energy Corp.†	26,031	267,338
Stone Energy Corp.†	5,712	173,588
Swift Energy Co.†	4,945	184,300
Triangle Petroleum Corp.†	123,700	799,102
		4,443,391
Oil Field Machinery & Equipment — 1.0%
Gulf Island Fabrication, Inc.	12,552	405,179
Lufkin Industries, Inc.	14,051	1,209,088
Natural Gas Services Group, Inc.†	18,680	301,869
		1,916,136
Oil-Field Services — 1.9%
Basic Energy Services, Inc.†	2,755	86,700
Cal Dive International, Inc.†	77,330	462,433
Global Industries, Ltd.†	89,968	493,025
Hornbeck Offshore Services, Inc.†	2,653	72,958
Matrix Service Co.†	56,082	750,377
SEACOR Holdings, Inc.	2,524	252,299
Superior Energy Services, Inc.†	27,500	1,021,350
Tetra Technologies, Inc.†	33,374	424,851
		3,563,993
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	4,650	125,457
Clearwater Paper Corp.†	1,343	91,700
KapStone Paper and Packaging Corp.†	4,465	73,985
Neenah Paper, Inc.	1,739	37,006
Schweitzer-Mauduit International, Inc.	2,045	114,827
Wausau Paper Corp.	5,732	38,633
		481,608
Patient Monitoring Equipment — 0.8%
Insulet Corp.†	67,500	1,496,475
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,958	60,082
IPC The Hospitalist Co., Inc.†	1,908	88,436
		148,518

7

Poultry — 0.1%
Sanderson Farms, Inc.	2,193	104,782
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,518	66,821
Powell Industries, Inc.†	1,039	37,924
Vicor Corp.†	2,289	37,013
		141,758
Printing-Commercial — 0.6%
Consolidated Graphics, Inc.†	1,135	62,368
VistaPrint NV†	19,847	949,679
		1,012,047
Private Corrections — 0.1%
Geo Group, Inc.†	7,562	174,153
Protection/Safety — 0.0%
Landauer, Inc.	1,098	67,626
Publishing-Newspapers — 0.0%
Dolan Co†	3,502	29,662
Real Estate Investment Trusts — 5.5%
Acadia Realty Trust	4,700	95,551
BioMed Realty Trust, Inc.	51,708	994,862
Campus Crest Communities, Inc.	22,940	296,844
Cedar Shopping Centers, Inc.	5,603	28,855
Cogdell Spencer, Inc.	43,060	257,929
Colonial Properties Trust	9,730	198,492
Corporate Office Properties Trust	7,480	232,703
Cousins Properties, Inc.	38,783	331,207
DiamondRock Hospitality Co.	19,508	209,321
EastGroup Properties, Inc.	10,585	449,968
Entertainment Properties Trust	5,436	253,861
Extra Space Storage, Inc.	10,903	232,561
Franklin Street Properties Corp.	8,258	106,611
Getty Realty Corp.	2,958	74,630
Healthcare Realty Trust, Inc.	8,479	174,922
Hersha Hospitality Trust	55,750	310,527
Home Properties, Inc.	4,554	277,248
Inland Real Estate Corp.	8,998	79,452
Kilroy Realty Corp.	6,814	269,085
Kite Realty Group Trust	7,409	36,897
LaSalle Hotel Properties	29,565	778,742
Lexington Realty Trust	15,770	143,980
LTC Properties, Inc.	3,536	98,372
Medical Properties Trust, Inc.	13,021	149,741
Mid-America Apartment Communities, Inc.	13,597	917,390
National Retail Properties, Inc.	9,909	242,870
Parkway Properties, Inc.	2,560	43,674
Pebblebrook Hotel Trust	32,800	662,232
Pennsylvania Real Estate Investment Trust	6,486	101,830
Post Properties, Inc.	5,809	236,775
PS Business Parks, Inc.	2,189	120,614
Saul Centers, Inc.	4,471	176,023
Senior Housing Properties Trust	5,410	126,648
Sovran Self Storage, Inc.	3,227	132,307
Tanger Factory Outlet Centers	9,477	253,699
Two Harbors Investment Corp.	62,810	675,207
Universal Health Realty Income Trust	1,475	58,971
Urstadt Biddle Properties, Inc., Class A	2,721	49,277
Washington Real Estate Investment Trust	3,750	121,950
		10,001,828
Real Estate Management/Services — 1.4%
CB Richard Ellis Group, Inc., Class A†	26,730	671,190
HFF, Inc., Class A†	66,500	1,003,485
Jones Lang LaSalle, Inc.	8,930	842,099
		2,516,774
Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	4,129	67,839
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	1,427	19,165
Research & Development — 0.1%
Kendle International, Inc.†	1,749	26,375
Parexel International Corp.†	6,862	161,669
		188,044
Retail-Apparel/Shoe — 2.9%
Brown Shoe Co., Inc.	5,169	55,050
Buckle, Inc.	3,090	131,943
Cato Corp., Class A	28,378	817,286
Chico’s FAS, Inc.	58,583	892,219
Children’s Place Retail Stores, Inc.†	19,474	866,398
Christopher & Banks Corp.	4,172	23,989
Finish Line, Inc., Class A	44,148	944,767
Genesco, Inc.†	2,761	143,848
Guess?, Inc.	19,600	824,376
Hot Topic, Inc.	5,216	38,807
JOS. A. Bank Clothiers, Inc.†	3,220	161,032
Liz Claiborne, Inc.†	11,023	58,973
Men’s Wearhouse, Inc.	6,000	202,200
Rue21, Inc.†	1,763	57,298
Stein Mart, Inc.	3,248	31,311
		5,249,497
Retail-Auto Parts — 0.0%
PEP Boys-Manny Moe & Jack	6,139	67,099
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	2,800	115,304
Lithia Motors, Inc., Class A	2,553	50,115
Sonic Automotive, Inc., Class A	4,135	60,578
		225,997
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	2,735	69,469
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	7,011	9,815
Retail-Convenience Store — 0.4%
Casey’s General Stores, Inc.	4,423	194,612
Pantry, Inc.†	30,802	578,770
		773,382
Retail-Discount — 0.1%
Fred’s, Inc., Class A	4,582	66,118
HSN, Inc.†	4,570	150,445
Tuesday Morning Corp.†	4,231	19,674
		236,237

8

Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	2,167	24,942
Kirkland’s, Inc.†	1,834	22,045
		46,987
Retail-Jewelry — 0.0%
Zale Corp.†	2,699	15,114
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	36,348	318,408
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	10,020	78,657
Retail-Pawn Shops — 0.3%
Cash America International, Inc.	3,427	198,320
EzCorp, Inc., Class A†	5,819	207,011
First Cash Financial Services, Inc.†	3,649	153,222
		558,553
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,522	29,886
Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	8,253	296,530
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	4,199	70,543
Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	167	65,305
BJ’s Restaurants, Inc.†	2,666	139,592
Buffalo Wild Wings, Inc.†	2,135	141,572
California Pizza Kitchen, Inc.†	23,346	431,201
CEC Entertainment, Inc.	2,313	92,774
Cracker Barrel Old Country Store, Inc.	2,678	132,052
DineEquity, Inc.†	1,857	97,065
Jack in the Box, Inc.†	5,793	131,965
O’Charley’s, Inc.†	2,202	16,097
Papa John’s International, Inc.†	2,341	77,862
PF Chang’s China Bistro, Inc.	2,663	107,159
Red Robin Gourmet Burgers, Inc.†	1,777	64,647
Ruby Tuesday, Inc.†	7,588	81,799
Ruth’s Hospitality Group, Inc.†	3,609	20,246
Sonic Corp.†	7,203	76,568
Texas Roadhouse, Inc.	6,721	117,853
		1,793,757
Retail-Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	2,562	20,137
Cabela’s, Inc.†	4,752	129,017
Hibbett Sports, Inc.†	3,184	129,621
Zumiez, Inc.†	2,457	61,351
		340,126
Retail-Video Rentals — 0.7%
Coinstar, Inc.†	23,256	1,268,382
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	19,830	392,436
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	20,258	208,252
Savings & Loans/Thrifts — 1.3%
Bank Mutual Corp.	5,360	19,671
BankUnited, Inc.	58,920	1,563,737
Brookline Bancorp, Inc.	6,885	63,824
Dime Community Bancshares, Inc.	3,257	47,357
People’s United Financial, Inc.	24,470	328,877
Provident Financial Services, Inc.	6,061	86,793
Westfield Financial, Inc.	26,090	211,851
		2,322,110
Schools — 0.2%
American Public Education, Inc.†	2,084	92,759
Capella Education Co.†	1,833	76,711
Corinthian Colleges, Inc.†	9,862	42,012
Lincoln Educational Services Corp.	2,631	45,122
Universal Technical Institute, Inc.†	2,451	48,456
		305,060
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	18,165	171,841
OYO Geospace Corp.†	514	51,400
		223,241
Semiconductor Components-Integrated Circuits — 1.3%
Cirrus Logic, Inc.†	7,719	122,732
Cypress Semiconductor Corp.†	57,900	1,224,006
Exar Corp.†	60,089	380,363
Hittite Microwave Corp.†	2,922	180,901
Micrel, Inc.	5,869	62,094
Pericom Semiconductor Corp.†	2,917	26,078
Power Integrations, Inc.	3,361	129,163
Sigma Designs, Inc.†	3,262	24,922
Standard Microsystems Corp.†	2,682	72,387
TriQuint Semiconductor, Inc.†	19,140	195,037
		2,417,683
Semiconductor Equipment — 1.1%
ATMI, Inc.†	3,689	75,366
Brooks Automation, Inc.†	7,710	83,731
Cabot Microelectronics Corp.†	2,741	127,374
Cohu, Inc.	2,802	36,734
Kulicke & Soffa Industries, Inc.†	8,392	93,487
MKS Instruments, Inc.	6,092	160,951
Nanometrics, Inc.†	2,066	39,233
Rudolph Technologies, Inc.†	3,689	39,509
Teradyne, Inc.†	40,490	599,252
Tessera Technologies, Inc.†	5,958	102,120
Ultratech, Inc.†	2,931	89,044
Veeco Instruments, Inc.†	4,740	229,463
Verigy, Ltd.†	26,820	401,496
		2,077,760
Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	110,420	439,472
Steel-Producers — 1.4%
Carpenter Technology Corp.	43,875	2,530,710
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	5,243	111,099
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	11,640	84,157
Oplink Communications, Inc.†	2,407	44,843
		129,000

9

Telecom Services — 0.8%
Cbeyond, Inc.†	3,646	48,237
Neutral Tandem, Inc.†	3,639	63,391
NTELOS Holdings Corp.	3,484	71,143
USA Mobility, Inc.	2,576	39,310
Vonage Holdings Corp.†	271,600	1,197,756
		1,419,837
Telecommunication Equipment — 0.6%
Arris Group, Inc.†	14,426	167,486
Comtech Telecommunications Corp.	3,035	85,101
Network Equipment Technologies, Inc.†	3,543	7,795
Plantronics, Inc.	20,890	763,112
Symmetricom, Inc.†	5,015	29,237
Tekelec†	8,040	73,405
		1,126,136
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	1,059	40,623
Cincinnati Bell, Inc.†	23,170	76,924
General Communication, Inc., Class A†	4,440	53,591
		171,138
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,467	37,042
Therapeutics — 0.1%
Questcor Pharmaceuticals, Inc.†	7,186	173,183
Tobacco — 0.0%
Alliance One International, Inc.†	10,150	32,784
Tools-Hand Held — 0.5%
Snap-On, Inc.	13,290	830,359
Toys — 0.0%
Jakks Pacific, Inc.†	3,171	58,378
Transactional Software — 0.6%
Bottomline Technologies, Inc.†	3,966	98,000
Synchronoss Technologies, Inc.†	2,956	93,794
VeriFone Systems, Inc.†	20,417	905,494
		1,097,288
Transport-Marine — 0.6%
Diana Shipping, Inc.†	25,940	284,303
Kirby Corp.†	8,760	496,429
Tidewater, Inc.	7,020	377,746
		1,158,478
Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	16,260	953,486
Transport-Services — 0.2%
Bristow Group, Inc.	4,233	215,968
Hub Group, Inc., Class A†	4,369	164,536
		380,504
Transport-Truck — 2.1%
Arkansas Best Corp.	2,963	70,312
Forward Air Corp.	3,424	115,697
Heartland Express, Inc.	5,919	98,019
J.B. Hunt Transport Services, Inc.	25,880	1,218,689
Knight Transportation, Inc.	7,198	122,294
Landstar System, Inc.	7,550	350,924
Old Dominion Freight Line, Inc.†	26,032	970,993
Swift Transporation Co.†	64,000	867,200
		3,814,128
Travel Services — 0.0%
Interval Leisure Group, Inc.†	4,755	65,096
Veterinary Diagnostics — 0.1%
Neogen Corp.†	2,703	122,203
Vitamins & Nutrition Products — 0.1%
Vitamin Shoppe, Inc.†	2,997	137,143
Water — 0.0%
American States Water Co.	2,175	75,385
Web Portals/ISP — 0.0%
InfoSpace, Inc.†	4,317	39,371
Wire & Cable Products — 0.1%
Belden, Inc.	5,522	192,497
Encore Wire Corp.	2,219	53,744
		246,241
Wireless Equipment — 0.7%
Aruba Networks, Inc.†	30,200	892,410
EMS Technologies, Inc.†	1,788	58,950
InterDigital, Inc.	300	12,255
Novatel Wireless, Inc.†	3,736	20,473
Viasat, Inc.†	4,866	210,552
		1,194,640
Total Common Stock (cost $144,064,077)		178,319,696
EXCHANGE-TRADED FUNDS — 1.0%
iShares Nasdaq Biotechnology Index Fund	4,230	451,172
iShares Russell 2000 Index Fund	10,487	868,323
iShares S&P SmallCap 600 Index Fund	6,900	505,908
Total EXCHANGE-TRADED FUNDS (cost $1,462,460)		1,825,403
PREFERRED STOCK† — 0.0%
Home Furnishings — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00%(1)(2) (cost $275)	183	0
WARRANTS† — 0.0%
Energy-Alternate Sources — 0.0%
Greenhunter Energy, Inc. Expires 09/14/11 (strike price $ 27.50) (cost $0)	27	0
Total Long-Term Investment Securities (cost $145,526,812)		180,145,099

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.02% due 09/15/11(3)	$139,000	138,994
0.04% due 09/15/11(3)	97,000	96,996
(cost $235,986)		235,990

10

REPURCHASE AGREEMENTS — 0.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $381,000 and collateralized by $390,000 of United States Treasury Bills 0.02% due 08/11/11 and having an approximate value of $389,991. (cost $381,000)	381,000	381,000
State Street Bank and Trust Co. Joint Repurchase Agreement(4)	486,000	486,000
Total Repurchase Agreements (cost $867,000)		867,000
TOTAL INVESTMENTS (cost $146,629,798)(5)	99.0%	181,248,089
Other assets less liabilities	1.0	1,878,584
NET ASSETS	100.0%	$183,126,673

†	Non-income producing security
(1)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
20	Long	S&P SmallCap 600 E-Mini Index	September 2011	$833,535	$887,800	$54,265

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$10,835,602	$—	$—	$10,835,602
Real Estate Investment Trusts	10,001,828	—	—	10,001,828
Other Industries*	157,482,266	—	0	157,482,266
Exchange Traded Funds	1,825,403	—	—	1,825,403
Preferred Stock	—	—	0	0
Warrants	0	—	—	0
Short-Term Investment Securities:
U.S. Government Treasuries	—	235,990	—	235,990
Repurchase Agreements	—	867,000	—	867,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	54,265	—	—	54,265
Total	$180,199,364	$1,102,990	$0	$181,302,354

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock
Balance as of 3/31/2011	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	(3,479)	—
Change in unrealized appreciation (1)	3,479	—
Change in unrealized depreciation (1)	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3 (2)	—	—
Transfers out of Level 3 (2)	—	—
Balance as of 6/30/2011	$0	$0

(1) The total change in unrealized appreciation(depreciation)attributable to Level 3 investments still held at June 30, 2011 includes:

Common Stock	Preferred Stock
$—	$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.2%
Australia — 3.1%
AGL Energy, Ltd.(1)	4,743	$74,651
Alumina, Ltd.(1)	26,133	59,830
Amcor, Ltd.(1)	11,752	90,942
AMP, Ltd.(1)	27,140	142,922
Asciano, Ltd.(1)	29,682	52,539
ASX, Ltd.(1)	1,755	57,403
Australia & New Zealand Banking Group, Ltd.(1)	23,340	551,210
Bendigo and Adelaide Bank, Ltd.(1)	4,508	42,949
BGP Holdings PLC†(2)(6)	98,723	0
BHP Billiton, Ltd.(1)	51,477	2,432,972
BlueScope Steel, Ltd.(1)	18,609	24,161
Boral, Ltd.(1)	8,553	40,533
Brambles, Ltd.(1)	14,133	109,798
Coca-Cola Amatil, Ltd.(1)	5,861	71,916
Cochlear, Ltd.(1)	679	52,413
Commonwealth Bank of Australia(1)	13,919	783,388
Computershare, Ltd.(1)	5,073	48,293
Crown, Ltd.(1)	5,472	52,540
CSL, Ltd.(1)	4,924	174,531
Dexus Property Group(1)	51,944	49,152
Echo Entertainment Group, Ltd.†	8,082	35,627
Fortescue Metals Group, Ltd.(1)	12,173	83,496
Foster’s Group, Ltd.(1)	19,414	107,474
Goodman Group(1)	68,738	52,020
GPT Group(1)	18,497	62,840
Iluka Resources, Ltd.(1)	4,100	74,380
Incitec Pivot, Ltd.(1)	16,444	68,527
Insurance Australia Group, Ltd.(1)	21,791	79,750
Leighton Holdings, Ltd.(1)	1,401	31,459
Lend Lease Group(1)	6,259	60,496
Lynas Corp., Ltd.†(1)(6)	16,300	31,469
Macquarie Group, Ltd.(1)	3,221	108,459
Mirvac Group(1)	35,788	48,114
National Australia Bank, Ltd.(1)	19,569	539,915
Newcrest Mining, Ltd.(1)	6,982	283,403
OneSteel, Ltd.(1)	16,469	32,823
Orica, Ltd.(1)	3,584	103,940
Origin Energy, Ltd.(1)	10,103	171,801
OZ Minerals, Ltd.(1)	3,389	48,392
Paladin Energy, Ltd.†(1)	8,300	22,595
QBE Insurance Group, Ltd.(1)	9,692	179,932
QR National, Ltd.†(1)	17,200	62,488
Rio Tinto, Ltd.(1)	3,978	355,659
Santos, Ltd.(1)	7,922	115,436
Sims Metal Management, Ltd.(1)	1,763	33,743
Sonic Healthcare, Ltd.(1)	3,949	54,481
Stockland(1)	23,776	87,148
Suncorp Group, Ltd.(1)	13,325	116,709
TABCORP Holdings, Ltd.(1)	8,082	28,628
Telstra Corp., Ltd.(1)	40,034	124,314
Toll Holdings, Ltd.(1)	6,841	35,733
Transurban Group(1)	13,220	74,437
Wesfarmers, Ltd.(1)	10,519	360,489
Westfield Group(1)	19,874	185,201
Westfield Retail Trust(1)	28,074	81,725
Westpac Banking Corp.(1)	26,943	646,313
Woodside Petroleum, Ltd.(1)	5,728	252,673
Woolworths, Ltd.(1)	10,987	327,629
WorleyParsons, Ltd.(1)	1,905	57,842
		10,139,703
Austria — 0.1%
Erste Group Bank AG(1)	1,900	99,521
Immofinanz AG†(1)	12,200	51,999
OMV AG(1)	1,715	74,931
Telekom Austria AG(1)	4,296	54,798
Verbund AG, Class A(1)	885	38,581
Voestalpine AG(1)	1,458	80,482
		400,312
Belgium — 0.8%
Ageas(1)	21,528	58,377
Anheuser-Busch InBev NV(1)	33,090	1,918,727
Belgacom SA(1)	1,763	62,985
Colruyt SA(1)	911	45,565
Delhaize Group SA(1)	1,003	75,200
Groupe Bruxelles Lambert SA(1)	898	79,826
KBC Groep NV(1)	1,559	61,239
Solvay SA(1)	564	87,147
UCB SA(1)	1,056	47,450
Umicore SA(1)	1,139	62,082
		2,498,598
Bermuda — 2.0%
China Gas Holdings, Ltd.(1)	2,334,000	927,373
China Yurun Food Group, Ltd.(1)	385,000	1,091,113
Esprit Holdings, Ltd.(1)	12,000	37,381
Huabao International Holdings, Ltd.(1)	1,460,285	1,331,416
Kerry Properties, Ltd.(1)	9,000	43,612
Li & Fung, Ltd.(1)	1,348,000	2,711,132
Noble Group, Ltd.(1)	38,454	61,910
Seadrill, Ltd.(1)	2,900	102,082
Shangri-La Asia, Ltd.(1)	16,000	39,488
Yue Yuen Industrial Holdings, Ltd.(1)	10,000	31,898
		6,377,405
Brazil — 2.4%
Banco do Brasil SA	80,820	1,450,011
Banco Santander Brasil SA	185,000	2,169,289
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,600	572,832
Cia Energetica de Sao Paulo	30,600	600,961
PDG Realty SA Empreendimentos e Participacoes	162,722	916,494
Petroleo Brasileiro SA ADR	60,805	2,058,857
		7,768,444
Canada — 2.5%
Bankers Petroleum, Ltd.†	157,970	1,126,895
Canadian National Railway Co.	19,380	1,550,078
Canadian Oil Sands, Ltd.	42,500	1,226,373
Encana Corp.	58,858	1,817,400
First Quantum Minerals, Ltd.	6,900	1,006,043
Potash Corp. of Saskatchewan, Inc.	26,040	1,487,151
		8,213,940
Cayman Islands — 2.1%
ASM Pacific Technology, Ltd.(1)	2,400	33,180
Ctrip.com International, Ltd. ADR†	50,035	2,155,508
Eurasia Drilling Co, Ltd. GDR(1)(4)	27,845	824,783
Hengdeli Holdings, Ltd.(1)	2,544,000	1,356,240
Minth Group, Ltd.(1)	592,000	960,685
Sands China, Ltd.†(1)	25,000	67,792
Wynn Macau, Ltd.(1)	16,000	52,818
Youku.com, Inc. ADR†	41,608	1,429,235
		6,880,241
Chile — 0.2%
CFR Pharmaceuticals SA ADR(2)	26,130	713,310

1

China — 0.6%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.(1)	454,480	870,067
China Merchants Bank Co., Ltd.(1)	459,500	1,118,352
		1,988,419
Cyprus — 0.0%
Bank of Cyprus Group(1)	8,893	26,243
Denmark — 0.7%
AP Moller - Maersk A/S, Series B(1)	16	138,053
Carlsberg A/S, Class B(1)	11,164	1,214,796
Coloplast A/S(1)	292	44,392
Danske Bank A/S†(1)	6,184	114,848
DSV A/S(1)	2,346	56,294
Novo Nordisk A/S, Class B(1)	3,853	483,063
Novozymes A/S, Class B(1)	474	77,118
Pandora A/S(1)	600	18,969
TDC A/S†(1)	4,500	41,128
Vestas Wind Systems A/S†(1)	1,996	46,403
		2,235,064
Finland — 0.8%
Elisa Oyj(1)	1,974	42,491
Fortum Oyj(1)	59,798	1,731,801
Kesko Oyj, Class B(1)	781	36,353
Kone Oyj, Class B(1)	1,476	92,676
Metso Oyj(1)	1,286	73,041
Nokia Oyj(1)	34,898	225,393
Nokian Renkaat Oyj(1)	1,206	60,451
Sampo Oyj, Class A(1)	4,242	136,963
Stora Enso Oyj, Class R(1)	5,820	61,063
UPM-Kymmene Oyj(1)	5,144	94,066
Wartsila Oyj(1)	1,734	58,509
		2,612,807
France — 5.7%
Accor SA(1)	1,514	67,789
Air Liquide SA(1)	2,595	371,972
Alcatel-Lucent†(1)	21,597	124,682
Alstom SA(1)	1,982	122,065
Arkema SA(1)	550	56,621
Atos Origin SA(1)	575	32,491
AXA SA(1)	68,600	1,557,495
BNP Paribas SA(1)	8,723	672,765
Bouygues SA(1)	2,238	98,392
Bureau Veritas SA(1)	599	50,592
Cap Gemini SA(1)	1,583	92,748
Carrefour SA(1)	5,327	218,784
Casino Guichard Perrachon SA(1)	661	62,308
Christian Dior SA(1)	544	85,598
Cie de St. Gobain(1)	3,687	238,776
Cie Generale d’Optique Essilor International SA(1)	2,037	165,221
Cie Generale de Geophysique - Veritas†(1)	1,398	51,499
Cie Generale des Etablissements Michelin, Class B(1)	1,684	164,703
Credit Agricole SA(1)	67,181	1,010,384
Danone(1)	30,723	2,292,377
Dassault Systemes SA(1)	697	59,344
Edenred(1)	1,750	53,365
EDF SA(1)	2,226	87,387
Eutelsat Communications SA(1)	1,365	61,396
France Telecom SA(1)	17,110	363,987
GDF Suez(1)	11,329	414,606
Groupe Eurotunnel SA(1)	5,550	62,056
Klepierre(1)	1,307	53,935
L’Oreal SA(1)	2,159	280,420
Lafarge SA(1)	1,942	123,760
Lagardere SCA(1)	1,317	55,647
Legrand SA(1)	2,045	86,126
LVMH Moet Hennessy Louis Vuitton SA(1)	2,240	403,150
Natixis(1)	8,662	43,465
Pernod-Ricard SA(1)	1,923	189,554
Peugeot SA(1)	1,633	73,109
PPR(1)	7,442	1,325,343
Publicis Groupe SA(1)	1,427	79,660
Renault SA(1)	1,841	108,998
Safran SA(1)	35,378	1,510,994
Sanofi(1)	10,144	815,314
Schneider Electric SA(1)	2,231	372,737
SCOR SE(1)	2,150	61,091
Societe Generale(1)	5,836	345,909
Sodexo(1)	1,067	83,601
Suez Environnement Co.(1)	2,985	59,493
Technip SA(1)	949	101,656
Thales SA(1)	1,178	50,792
Total SA(1)	19,289	1,115,600
Unibail-Rodamco SE(1)	884	204,288
Vallourec SA(1)	1,070	130,296
Veolia Environnement SA(1)	3,466	97,655
Vinci SA(1)	26,960	1,727,000
Vivendi SA(1)	11,630	323,414
Wendel SA(1)	371	45,591
		18,508,001

2

Germany — 5.9%
Adidas AG(1)	1,982	157,212
Allianz SE(1)	4,189	585,275
BASF SE(1)	8,393	821,342
Bayer AG(1)	7,539	606,106
Bayerische Motoren Werke AG(1)	3,256	324,449
Beiersdorf AG(1)	980	63,594
Brenntag AG(1)	400	46,496
Commerzbank AG†(1)	18,039	77,570
Continental AG†(1)	750	78,746
Daimler AG(1)	8,283	623,386
Deutsche Bank AG(1)	8,499	502,192
Deutsche Boerse AG(1)	1,928	146,322
Deutsche Lufthansa AG(1)	2,501	54,471
Deutsche Post AG(1)	81,531	1,565,696
Deutsche Telekom AG(1)	25,678	402,762
E.ON AG(1)	16,434	466,528
Fresenius Medical Care AG & Co. KGaA(1)	1,950	145,793
Fresenius SE & Co. KGaA(1)	14,706	1,534,931
GEA Group AG(1)	1,914	68,443
HeidelbergCement AG(1)	1,343	85,613
Henkel AG & Co. KGaA(1)	22,993	1,317,813
Hochtief AG(1)	461	38,487
Infineon Technologies AG(1)	10,387	116,554
K+S AG(1)	25,550	1,963,630
Kabel Deutschland Holding AG†(1)	14,593	897,246
Lanxess AG(1)	850	69,685
Linde AG(1)	11,992	2,102,514
MAN SE(1)	1,001	133,372
Merck KGaA(1)	670	72,808
Metro AG(1)	1,307	79,121
Muenchener Rueckversicherungs AG(1)	1,791	273,423
RWE AG(1)	4,157	230,067
Salzgitter AG(1)	556	42,397
SAP AG(1)	34,531	2,088,508
Siemens AG(1)	7,469	1,025,530
ThyssenKrupp AG(1)	3,324	172,433
United Internet AG(1)	1,413	29,700
Volkswagen AG(1)	292	53,648
		19,063,863
Greece — 0.3%
Alpha Bank A.E.†(1)	5,397	27,274
Coca-Cola Hellenic Bottling Co. SA†(1)	1,818	48,719
National Bank of Greece SA†(1)	9,096	65,353
OPAP SA(1)	2,262	35,344
Public Power Corp. SA(1)	52,481	753,033
		929,723
Guernsey — 0.2%
Etalon Group, Ltd. GDR†(3)	95,200	655,928
Resolution, Ltd.(1)	14,945	70,522
		726,450
Hong Kong — 2.6%
Bank of East Asia, Ltd.(1)	17,600	72,542
BOC Hong Kong Holdings, Ltd.(1)	35,000	101,628
Cathay Pacific Airways, Ltd.(1)	15,000	34,888
Cheung Kong Holdings, Ltd.(1)	13,000	191,181
CLP Holdings, Ltd.(1)	20,000	177,545
Galaxy Entertainment Group, Ltd.†(1)	14,000	30,199
Guangdong Investment, Ltd.(1)	2,086,000	1,122,238
Hang Lung Group, Ltd.(1)	11,000	70,251
Hang Lung Properties, Ltd.(1)	580,000	2,409,878
Hang Seng Bank, Ltd.(1)	7,600	121,548
Henderson Land Development Co., Ltd.(1)	12,000	77,873
Hong Kong & China Gas Co., Ltd.(1)	49,500	112,635
Hong Kong Exchanges and Clearing, Ltd.(1)	85,200	1,794,777
Hutchison Whampoa, Ltd.(1)	20,000	216,840
Hysan Development Co., Ltd.(1)	8,000	39,760
Link REIT(1)	26,500	90,645
MTR Corp.(1)	17,000	60,461
New World Development, Ltd.(1)	29,000	44,052
Power Assets Holdings, Ltd.(1)	15,000	113,141
Sino Land Co., Ltd.(1)	28,000	45,417
SJM Holdings, Ltd.(1)	17,000	40,629
Sun Hung Kai Properties, Ltd.(1)	14,000	203,776
Swire Pacific, Ltd., Class A(1)	7,500	110,785
Wharf Holdings, Ltd.(1)	155,500	1,086,231
Wheelock & Co., Ltd.(1)	13,000	52,766
		8,421,686
India — 0.5%
Housing Development & Infrastructure, Ltd.†(1)	165,076	592,219
Reliance Industries, Ltd. GDR*(1)(4)	27,452	1,105,482
		1,697,701
Indonesia — 0.5%
Bank Negara Indonesia Persero Tbk PT(1)	2,042,875	925,278
Bumi Resources Tbk PT(1)	2,210,800	762,976
		1,688,254
Ireland — 1.0%
Accenture PLC, Class A	20,239	1,222,840
CRH PLC(1)	6,532	144,647
Elan Corp. PLC†(1)	5,180	59,359
James Hardie Industries SE†(1)	5,234	33,123
Kerry Group PLC†(1)	1,468	60,702
Ryanair Holdings PLC ADR	54,238	1,591,343
		3,112,014
Isle of Man — 0.0%
Genting Singapore PLC†(1)	55,000	86,789
Israel — 1.3%
Bank Hapoalim BM(1)	12,500	62,455
Bank Leumi Le-Israel BM(1)	13,800	65,203
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	20,500	51,881
Israel Chemicals, Ltd.(1)	60,847	971,242
NICE Systems, Ltd.†(1)	1,100	39,893
Teva Pharmaceutical Industries, Ltd.(1)	8,900	429,073
Teva Pharmaceutical Industries, Ltd. ADR	54,975	2,650,894
		4,270,641

3

Italy — 1.7%
Assicurazioni Generali SpA(1)	11,175	235,663
Atlantia SpA(1)	3,417	72,745
Banca Monte dei Paschi di Siena SpA(1)	28,821	21,840
Banco Popolare SC(1)	18,876	43,466
Enel SpA(1)	59,733	390,164
ENI SpA(1)	21,966	520,737
Fiat Industrial SpA†(1)	7,586	98,070
Fiat SpA(1)	7,186	78,892
Finmeccanica SpA(1)	4,668	56,492
Intesa Sanpaolo SpA(1)	749,403	1,992,954
Mediaset SpA(1)	8,773	41,247
Mediobanca SpA(1)	6,162	62,421
Parmalat SpA(1)	13,161	49,508
Prysmian SpA(1)	2,406	48,396
Saipem SpA(1)	2,454	126,696
Snam Rete Gas SpA(1)	16,723	99,000
Telecom Italia SpA(1)	786,940	1,095,011
Telecom Italia SpA RSP(1)	56,623	65,898
Terna Rete Elettrica Nazionale SpA(1)	14,347	66,669
UniCredit SpA(1)	125,248	264,916
Unione di Banche Italiane SCPA(1)	6,710	37,777
		5,468,562
Japan — 17.5%
Advantest Corp.(1)	1,800	33,098
Aeon Co., Ltd.(1)	6,300	76,038
Aisin Seiki Co., Ltd.(1)	2,000	77,444
Ajinomoto Co., Inc.(1)	7,000	83,241
All Nippon Airways Co., Ltd.(1)	11,000	35,961
Amada Co., Ltd.(1)	5,000	38,464
Asahi Breweries, Ltd.(1)	4,200	84,628
Asahi Glass Co., Ltd.(1)	10,000	116,766
Asahi Kasei Corp.(1)	183,000	1,235,689
Astellas Pharma, Inc.(1)	4,400	170,136
Bank of Kyoto, Ltd.(1)	6,000	55,266
Bank of Yokohama, Ltd.(1)	251,000	1,255,168
Benesse Holdings, Inc.(1)	1,000	43,035
Bridgestone Corp.(1)	68,800	1,583,404
Brother Industries, Ltd.(1)	3,000	44,336
Canon, Inc.(1)	26,000	1,239,858
Central Japan Railway Co.(1)	15	117,898
Chiba Bank, Ltd.(1)	10,000	62,695
Chubu Electric Power Co., Inc.(1)	6,900	135,038
Chugai Pharmaceutical Co., Ltd.(1)	2,800	45,938
Chugoku Electric Power Co., Inc.(1)	4,100	71,124
Dai Nippon Printing Co., Ltd.(1)	6,000	67,632
Dai-ichi Life Insurance Co., Ltd.(1)	86	120,415
Daihatsu Motor Co., Ltd.(1)	2,000	34,084
Daiichi Sankyo Co., Ltd.(1)	6,500	127,139
Daikin Industries, Ltd.(1)	57,800	2,048,433
Daito Trust Construction Co., Ltd.(1)	800	67,942
Daiwa House Industry Co., Ltd.(1)	5,000	62,952
Daiwa Securities Group, Inc.(1)	17,000	74,893
Dena Co., Ltd.(1)	900	38,814
Denso Corp.(1)	4,600	170,792
Dentsu, Inc.(1)	2,100	62,061
East Japan Railway Co.(1)	19,100	1,097,564
Eisai Co., Ltd.(1)	2,600	101,547
Elpida Memory, Inc.†(1)	1,900	22,368
FANUC Corp.(1)	21,300	3,551,810
Fast Retailing Co., Ltd.(1)	6,800	1,101,035
Fuji Heavy Industries, Ltd.(1)	6,000	46,620
FUJIFILM Holdings Corp.(1)	4,500	140,264
Fujitsu, Ltd.(1)	18,000	102,877
Fukuoka Financial Group, Inc.(1)	11,000	45,999
Furukawa Electric Co., Ltd.(1)	7,000	29,216
GS Yuasa Corp.(1)	4,000	26,724
Hachijuni Bank, Ltd.(1)	8,000	44,972
Hamamatsu Photonics KK(1)	1,000	43,243
Hirose Electric Co., Ltd.(1)	400	41,002
Hitachi, Ltd.(1)	41,000	242,362
Hokuhoku Financial Group, Inc.(1)	24,000	47,649
Hokuriku Electric Power Co.(1)	2,700	51,637
Honda Motor Co., Ltd.(1)	66,200	2,551,586
Hoya Corp.(1)	4,300	95,310
Ibiden Co., Ltd.(1)	1,400	43,787
IHI Corp.(1)	16,000	41,424
Inpex Corp.(1)	175	1,291,978
Isetan Mitsukoshi Holdings, Ltd.(1)	4,400	43,082
Isuzu Motors, Ltd.(1)	497,000	2,355,198
ITOCHU Corp.(1)	14,000	145,630
Japan Real Estate Investment Corp.(1)	6	58,939
Japan Retail Fund Investment Corp.(1)	25	38,591
Japan Steel Works, Ltd.(1)	4,000	27,522
Japan Tobacco, Inc.(1)	618	2,385,004
JFE Holdings, Inc.(1)	4,400	121,073
JGC Corp.(1)	2,000	54,773
Joyo Bank, Ltd.(1)	12,000	50,485
JS Group Corp.(1)	2,800	72,153
JSR Corp.(1)	2,200	42,684
JTEKT Corp.(1)	2,800	41,138
JX Holdings, Inc.(1)	220,020	1,485,762
Kajima Corp.(1)	11,000	31,568
Kansai Electric Power Co., Inc.(1)	57,400	1,145,657
Kao Corp.(1)	5,200	136,660
Kawasaki Heavy Industries, Ltd.(1)	15,000	59,831
KDDI Corp.(1)	27	194,268
Keikyu Corp.(1)	7,000	50,685
Keio Corp.(1)	9,000	49,647
Keyence Corp.(1)	5,600	1,588,218
Kintetsu Corp.(1)	22,000	70,608
Kirin Holdings Co., Ltd.(1)	8,000	111,850
Kobe Steel, Ltd.(1)	28,000	63,705
Komatsu, Ltd.(1)	8,700	270,685
Konica Minolta Holdings, Inc.(1)	5,000	41,719
Kubota Corp.(1)	11,000	97,943
Kuraray Co., Ltd.(1)	3,500	51,372
Kurita Water Industries, Ltd.(1)	1,400	41,801
Kyocera Corp.(1)	1,400	142,420
Kyushu Electric Power Co., Inc.(1)	4,700	84,749
Makita Corp.(1)	1,300	60,398
Marubeni Corp.(1)	16,000	106,339
Mazda Motor Corp.†(1)	17,000	44,838
MEIJI Holdings Co., Ltd.(1)	1,000	42,141
Mitsubishi Chemical Holdings Corp.(1)	13,500	95,766
Mitsubishi Corp.(1)	12,500	313,187
Mitsubishi Electric Corp.(1)	18,000	209,046
Mitsubishi Estate Co., Ltd.(1)	71,000	1,246,393
Mitsubishi Gas Chemical Co., Inc.(1)	5,000	36,687
Mitsubishi Heavy Industries, Ltd.(1)	29,000	136,645
Mitsubishi Materials Corp.(1)	15,000	47,271
Mitsubishi Motors Corp.†(1)	44,000	53,854

4

Mitsubishi Tanabe Pharma Corp.(1)	3,000	50,335
Mitsubishi UFJ Financial Group, Inc.(1)	117,100	570,075
Mitsui & Co., Ltd.(1)	84,900	1,468,184
Mitsui Chemicals, Inc.(1)	10,000	36,530
Mitsui Fudosan Co., Ltd.(1)	8,000	137,924
Mitsui O.S.K. Lines, Ltd.(1)	12,000	64,577
Mizuho Financial Group, Inc.(1)	189,300	312,083
MS&AD Insurance Group Holdings(1)	5,800	136,044
Murata Manufacturing Co., Ltd.(1)	1,900	126,922
NEC Corp.†(1)	27,000	61,820
NGK Insulators, Ltd.(1)	3,000	55,932
Nidec Corp.(1)	1,100	102,680
Nikon Corp.(1)	3,300	77,861
Nintendo Co., Ltd.(1)	900	169,489
Nippon Building Fund, Inc.(1)	7	68,321
Nippon Electric Glass Co., Ltd.(1)	66,000	845,483
Nippon Express Co., Ltd.(1)	12,000	48,658
Nippon Sheet Glass Co., Ltd.(1)	469,000	1,456,082
Nippon Steel Corp.(1)	51,000	165,507
Nippon Telegraph & Telephone Corp.(1)	28,900	1,405,275
Nippon Yusen KK(1)	16,000	59,571
Nissan Motor Co., Ltd.(1)	23,100	242,487
Nitori Holdings Co., Ltd.(1)	500	47,513
Nitto Denko Corp.(1)	1,600	81,273
NKSJ Holdings, Inc.(1)	16,000	105,566
Nomura Holdings, Inc.(1)	33,100	163,766
NSK, Ltd.(1)	5,000	49,865
NTN Corp.(1)	6,000	34,143
NTT Data Corp.(1)	14	46,525
NTT DoCoMo, Inc.(1)	144	256,888
Obayashi Corp.(1)	9,000	39,247
Odakyu Electric Railway Co., Ltd.(1)	8,000	63,538
OJI Paper Co., Ltd.(1)	11,000	52,722
Olympus Corp.(1)	2,300	77,520
Omron Corp.(1)	2,000	55,590
Ono Pharmaceutical Co., Ltd.(1)	1,100	58,720
Oriental Land Co., Ltd.(1)	600	50,861
ORIX Corp.(1)	9,740	947,506
Osaka Gas Co., Ltd.(1)	21,000	79,765
Otsuka Holdings Co., Ltd.(1)	3,000	79,529
Panasonic Corp.(1)	20,400	249,280
Rakuten, Inc.(1)	74	76,695
Resona Holdings, Inc.(1)	18,300	86,179
Ricoh Co., Ltd.(1)	7,000	77,661
Rohm Co., Ltd.(1)	1,100	63,026
Sankyo Co., Ltd.(1)	800	41,346
Santen Pharmaceutical Co., Ltd.(1)	1,200	48,781
Secom Co., Ltd.(1)	2,200	105,654
Sega Sammy Holdings, Inc.(1)	2,500	48,421
Sekisui Chemical Co., Ltd.(1)	5,000	42,682
Sekisui House, Ltd.(1)	6,000	55,796
Seven & I Holdings Co., Ltd.(1)	7,200	193,694
Sharp Corp.(1)	10,000	91,204
Shikoku Electric Power Co., Inc.(1)	2,300	52,244
Shimano, Inc.(1)	900	49,489
Shimizu Corp.(1)	8,000	33,285
Shin-Etsu Chemical Co., Ltd.(1)	3,800	203,829
Shionogi & Co., Ltd.(1)	69,600	1,140,189
Shiseido Co., Ltd.(1)	3,600	67,326
Shizuoka Bank, Ltd.(1)	7,000	64,363
Showa Denko KK(1)	17,000	35,292
SMC Corp.(1)	500	90,084
Softbank Corp.(1)	7,900	299,211
Sony Corp.(1)	31,300	828,498
Sony Financial Holdings, Inc.(1)	2,200	39,780
Stanley Electric Co., Ltd.(1)	2,200	38,492
Sumitomo Chemical Co., Ltd.(1)	16,000	79,913
Sumitomo Corp.(1)	130,900	1,784,175
Sumitomo Electric Industries, Ltd.(1)	7,800	113,826
Sumitomo Heavy Industries, Ltd.(1)	6,000	41,808
Sumitomo Metal Industries, Ltd.(1)	37,000	83,219
Sumitomo Metal Mining Co., Ltd.(1)	5,000	82,080
Sumitomo Mitsui Financial Group, Inc.(1)	12,300	378,544
Sumitomo Mitsui Trust Holdings, Inc.(1)	31,000	108,147
Sumitomo Realty & Development Co., Ltd.(1)	46,000	1,028,426
Suzuki Motor Corp.(1)	3,400	76,620
Sysmex Corp.(1)	1,000	37,614
T&D Holdings, Inc.(1)	2,850	67,704
Takeda Pharmaceutical Co., Ltd.(1)	7,300	337,632
TDK Corp.(1)	1,200	66,084
Teijin, Ltd.(1)	10,000	44,126
Terumo Corp.(1)	1,700	91,865
THK Co., Ltd.(1)	1,500	38,183
Tobu Railway Co., Ltd.(1)	13,000	54,773
Tohoku Electric Power Co., Inc.(1)	4,600	66,369
Tokio Marine Holdings, Inc.(1)	7,100	199,469
Tokyo Electric Power Co., Inc.(1)	13,200	54,219
Tokyo Electron, Ltd.(1)	1,600	87,286
Tokyo Gas Co., Ltd.(1)	25,000	113,091
Tokyu Corp.(1)	16,000	66,595
TonenGeneral Sekiyu KK(1)	4,000	49,183
Toppan Printing Co., Ltd.(1)	7,000	54,283
Toray Industries, Inc.(1)	14,000	103,610
Toshiba Corp.(1)	37,000	195,821
Toyota Industries Corp.(1)	2,000	65,883
Toyota Motor Corp.(1)	25,400	1,069,411
Toyota Tsusho Corp.(1)	2,800	47,988
Trend Micro, Inc.(1)	1,200	37,256
Ube Industries, Ltd.(1)	12,000	36,143
Unicharm Corp.(1)	1,200	52,441
West Japan Railway Co.(1)	1,900	74,382
Yahoo Japan Corp.(1)	156	53,704
Yakult Honsha Co., Ltd.(1)	1,300	37,638
Yamada Denki Co., Ltd.(1)	24,900	2,031,282
Yamaha Motor Co., Ltd.†(1)	2,800	51,427
Yamato Holdings Co., Ltd.(1)	4,400	69,110
Yaskawa Electric Corp.(1)	3,000	33,651
		57,029,200

5

Jersey — 1.1%
Experian PLC(1)	9,536	121,449
Glencore International PLC†	7,400	58,314
Petrofac, Ltd.(1)	2,413	58,637
Randgold Resources, Ltd.(1)	852	71,638
Shire PLC(1)	5,242	163,643
Wolseley PLC(1)	2,753	89,788
WPP PLC(1)	246,564	3,086,844
		3,650,313
Luxembourg — 0.4%
ArcelorMittal(1)	25,655	892,723
Millicom International Cellular SA SDR(1)	786	82,007
SES SA FDR(1)	3,272	91,790
Subsea 7 SA†(1)	2,700	69,067
Tenaris SA(1)	4,531	103,453
		1,239,040
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	75,000	41,681
Netherlands — 3.9%
Aegon NV†(1)	16,934	115,408
Akzo Nobel NV(1)	2,139	134,934
ASML Holding NV(1)	54,304	2,000,697
European Aeronautic Defence and Space Co. NV(1)	3,951	132,246
Fugro NV(1)	694	50,041
Heineken Holding NV(1)	1,278	65,399
Heineken NV(1)	2,434	146,398
ING Groep NV†(1)	308,602	3,806,698
Koninklijke Ahold NV(1)	100,708	1,353,267
Koninklijke DSM NV(1)	1,423	92,356
Koninklijke KPN NV(1)	14,742	214,291
Koninklijke Philips Electronics NV(1)	40,226	1,032,371
LyondellBasell Industries NV, Class A	39,070	1,504,976
PostNL(1)	3,294	27,950
Qiagen NV†(1)	2,602	49,881
Randstad Holding NV(1)	1,115	51,531
Reed Elsevier NV(1)	7,271	97,646
SBM Offshore NV(1)	1,723	45,578
STMicroelectronics NV(1)	6,396	63,744
TNT Express NV†	3,294	34,164
Unilever NV(1)	47,000	1,539,722
Wolters Kluwer NV(1)	3,407	75,497
		12,634,795
New Zealand — 0.0%
Fletcher Building, Ltd.(1)	7,239	51,786
Telecom Corp. of New Zealand, Ltd.(1)	22,666	45,984
		97,770
Norway — 1.3%
Aker Drilling ASA†(1)	284,700	886,564
Aker Solutions ASA(1)	1,800	36,035
DnB NOR ASA(1)	70,466	982,236
Norsk Hydro ASA(1)	10,200	78,102
Orkla ASA(1)	8,000	76,021
Statoil ASA(1)	10,100	255,739
Telenor ASA(1)	7,200	117,912
Yara International ASA(1)	31,019	1,753,205
		4,185,814
Poland — 0.3%
Polska Grupa Energetyczna SA(1)	105,425	921,737
Portugal — 0.1%
EDP - Energias de Portugal SA(1)	23,022	81,733
Galp Energia SGPS SA(1)	2,706	64,554
Jeronimo Martins SGPS SA(1)	2,822	54,212
Portugal Telecom SGPS SA(1)	7,134	70,646
		271,145
Russia — 1.2%
Gazprom OAO ADR†(1)	217,456	3,184,982
LUKOIL OAO ADR(1)	12,300	782,343
		3,967,325
Singapore — 2.4%
Ascendas Real Estate Investment Trust(1)	27,000	44,872
CapitaLand, Ltd.(1)	26,000	61,833
City Developments, Ltd.(1)	6,000	51,008
DBS Group Holdings, Ltd.(1)	270,675	3,239,876
Fraser and Neave, Ltd.(1)	12,000	56,652
Jardine Cycle & Carriage, Ltd.(1)	1,000	35,147
Keppel Corp., Ltd.(1)	164,900	1,492,060
Olam International, Ltd.(1)	872,863	1,941,060
Oversea-Chinese Banking Corp., Ltd.(1)	24,000	183,144
SembCorp Industries, Ltd.(1)	13,000	53,009
SembCorp Marine, Ltd.(1)	10,000	43,326
Singapore Airlines, Ltd.(1)	5,000	57,801
Singapore Exchange, Ltd.(1)	10,000	61,389
Singapore Press Holdings, Ltd.(1)	22,000	69,925
Singapore Technologies Engineering, Ltd.(1)	20,000	49,186
Singapore Telecommunications, Ltd.(1)	75,000	193,150
United Overseas Bank, Ltd.(1)	12,000	192,797
Wilmar International, Ltd.(1)	18,000	79,583
		7,905,818
South Korea — 1.2%
DGB Financial Group, Inc.†	92,530	1,404,005
Hyundai Mobis(1)	5,586	2,096,249
Samsung Electronics Co., Ltd.(1)	712	553,394
		4,053,648

6

Spain — 2.2%
Abertis Infraestructuras SA(1)	41,341	923,591
ACS Actividades de Construccion y Servicios SA(1)	1,660	78,287
Amadeus IT Holding SA†(1)	2,900	60,327
Banco Bilbao Vizcaya Argentaria SA(1)	250,992	2,941,801
Banco de Sabadell SA(1)	14,267	58,967
Banco Popular Espanol SA(1)	10,370	58,367
Banco Santander SA(1)	76,538	883,130
Criteria CaixaCorp SA(1)	9,370	65,362
Enagas SA(1)	2,509	60,841
Ferrovial SA(1)	4,099	51,758
Gas Natural SDG SA(1)	3,905	81,871
Grifols SA†(1)	1,653	33,169
Iberdrola SA(1)	35,101	312,399
Inditex SA(1)	2,079	189,848
International Consolidated Airlines Group SA(1)	11,342	46,247
Red Electrica Corp. SA(1)	1,258	76,018
Repsol YPF SA(1)	7,528	261,363
Sacyr Vallehermoso SA(1)	14	132
Telefonica SA(1)	37,616	919,860
		7,103,338
Sweden — 1.8%
Alfa Laval AB(1)	3,366	72,538
Assa Abloy AB, Class B(1)	3,025	81,303
Atlas Copco AB, Class A(1)	9,209	242,430
Boliden AB(1)	2,800	51,759
Electrolux AB, Class B(1)	2,270	54,167
Getinge AB, Class B(1)	2,208	59,263
Hennes & Mauritz AB, Class B(1)	9,308	320,790
Hexagon AB(1)	2,600	64,033
Husqvarna AB, Class B(1)	4,956	32,796
Investor AB, Class B(1)	4,277	98,000
Kinnevik Investment AB, Class B(1)	2,300	51,071
Modern Times Group AB, Class B(1)	596	39,380
Nordea Bank AB(1)	23,791	255,649
Ratos AB, Class B(1)	2,400	46,071
Sandvik AB(1)	9,174	160,859
Scania AB, Class B(1)	3,137	72,761
Skandinaviska Enskilda Banken AB, Class A(1)	12,873	105,227
Skanska AB, Class B(1)	4,068	72,807
SKF AB, Class B(1)	3,562	103,062
Svenska Cellulosa AB, Class B(1)	5,673	79,880
Svenska Handelsbanken AB, Class A(1)	4,478	138,130
Swedbank AB, Class A(1)	7,354	123,516
Swedish Match AB(1)	2,252	75,518
Tele2 AB, Class B(1)	3,051	60,298
Telefonaktiebolaget LM Ericsson ADR	124,700	1,793,186
Telefonaktiebolaget LM Ericsson, Class B(1)	94,223	1,355,166
TeliaSonera AB(1)	19,632	144,020
Volvo AB, Class B(1)	12,383	216,344
		5,970,024
Switzerland — 6.4%
ABB, Ltd.†(1)	20,103	521,298
Actelion, Ltd.†(1)	1,056	51,998
Adecco SA†(1)	1,240	79,501
Aryzta AG(1)	965	51,710
Baloise Holding AG(1)	645	66,501
Cie Financiere Richemont SA, Class A(1)	4,824	315,889
Credit Suisse Group AG†(1)	10,293	400,071
GAM Holding AG†(1)	2,553	41,891
Geberit AG†(1)	415	98,331
Givaudan SA†(1)	83	87,813
Holcim, Ltd.†(1)	2,329	175,768
Julius Baer Group, Ltd.†(1)	2,059	84,988
Kuehne & Nagel International AG(1)	19,625	2,978,615
Lindt & Spruengli AG(1)	2	72,869
Lonza Group AG†(1)	501	39,211
Nestle SA(1)	50,855	3,160,600
Novartis AG(1)	86,322	5,287,867
Petroplus Holdings AG†(1)	46,487	663,543
Roche Holding AG(1)	6,368	1,065,360
Schindler Holding AG(1)	650	79,016
SGS SA(1)	58	110,108
Sonova Holding AG†(1)	485	45,398
Sulzer AG(1)	255	41,493
Swatch Group AG, Class B(1)	350	176,587
Swiss Life Holding AG†(1)	348	57,056
Swiss Re, Ltd.†	22,693	1,274,263
Swisscom AG(1)	230	105,406
Syngenta AG†(1)	4,216	1,423,239
Transocean, Ltd.(1)	2,950	192,354
UBS AG†(1)	90,379	1,648,071
Zurich Financial Services AG†(1)	1,342	339,186
		20,736,001
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	719,000	1,819,844
Wistron Corp.(1)	525,839	937,411
		2,757,255
Thailand — 0.4%
Bangkok Bank PCL(1)	276,900	1,429,514
Turkey — 0.5%
Turk Telekomunikasyon AS(1)	316,462	1,672,692

7

United Kingdom — 20.6%
3i Group PLC(1)	11,108	50,108
Admiral Group PLC(1)	2,354	62,715
Aggreko PLC†(1)	2,600	80,500
AMEC PLC(1)	104,015	1,817,733
Anglo American PLC(1)	35,865	1,777,387
Antofagasta PLC(1)	3,749	83,885
ARM Holdings PLC(1)	122,813	1,161,512
Associated British Foods PLC(1)	3,685	64,054
AstraZeneca PLC(1)	12,561	627,192
Autonomy Corp. PLC†(1)	49,772	1,363,655
Aviva PLC(1)	148,434	1,045,140
Babcock International Group PLC(1)	4,000	45,705
BAE Systems PLC(1)	31,307	160,043
Barclays PLC(1)	421,223	1,733,842
BG Group PLC(1)	140,887	3,197,508
BHP Billiton PLC(1)	19,829	777,207
BP PLC(1)	170,799	1,258,446
British American Tobacco PLC(1)	44,184	1,936,733
British Land Co. PLC(1)	96,008	937,811
British Sky Broadcasting Group PLC(1)	10,622	144,264
BT Group PLC(1)	71,631	232,346
Burberry Group PLC(1)	4,119	95,767
Cairn Energy PLC†(1)	178,278	1,186,932
Capita Group PLC(1)	6,530	74,990
Carnival PLC(1)	1,635	63,370
Centrica PLC(1)	46,062	239,019
Cobham PLC(1)	12,529	42,519
Compass Group PLC(1)	17,539	169,186
Diageo PLC(1)	22,834	466,547
Eurasian Natural Resources Corp. PLC(1)	2,819	35,361
Fresnillo PLC(1)	1,790	40,345
G4S PLC(1)	14,508	65,153
GlaxoSmithKline PLC(1)	47,151	1,009,534
GlaxoSmithKline PLC ADR	32,100	1,377,090
Hammerson PLC(1)	7,850	60,630
Home Retail Group PLC(1)	10,173	26,707
HSBC Holdings PLC(1)	409,960	4,067,020
HSBC Holdings PLC ADR	16,600	823,692
ICAP PLC(1)	6,305	47,846
Imperial Tobacco Group PLC(1)	93,085	3,094,922
Inmarsat PLC(1)	4,462	39,831
Intercontinental Hotels Group PLC(1)	2,727	55,806
International Power PLC(1)	13,966	72,111
Intertek Group PLC(1)	1,800	57,001
Invensys PLC(1)	8,772	45,325
Investec PLC(1)	5,606	45,394
ITV PLC†(1)	38,186	43,787
J Sainsbury PLC(1)	12,298	65,019
Jardine Lloyd Thompson Group PLC(1)	97,407	1,064,681
John Wood Group PLC†(1)	4,000	41,591
Johnson Matthey PLC(1)	2,131	67,244
Kazakhmys PLC(1)	2,025	44,912
Kingfisher PLC(1)	23,335	100,076
Land Securities Group PLC(1)	7,312	99,980
Legal & General Group PLC(1)	56,242	106,702
Lloyds Banking Group PLC†(1)	961,457	755,477
Lonmin PLC(1)	1,491	34,773
Man Group PLC, Class B(1)	16,656	63,288
Marks & Spencer Group PLC(1)	15,605	90,518
National Grid PLC(1)	146,539	1,442,047
Next PLC(1)	1,888	70,510
Old Mutual PLC(1)	52,345	112,079
Pearson PLC(1)	66,466	1,259,034
Prudential PLC(1)	335,917	3,882,037
Reckitt Benckiser Group PLC(1)	33,711	1,861,295
Reed Elsevier PLC(1)	167,250	1,521,038
Rexam PLC(1)	9,142	56,158
Rio Tinto PLC(1)	35,973	2,597,587
Rolls-Royce Holdings PLC†(1)	17,202	178,085
Royal Bank of Scotland Group PLC†(1)	159,268	98,727
Royal Dutch Shell PLC, Class A(1)	33,558	1,195,748
Royal Dutch Shell PLC, Class B(1)	23,456	837,292
RSA Insurance Group PLC(1)	39,018	84,409
SABMiller PLC(1)	8,769	319,703
Sage Group PLC(1)	14,686	68,098
Scottish & Southern Energy PLC(1)	8,492	189,942
Segro PLC(1)	8,161	40,884
Serco Group PLC(1)	5,436	48,176
Severn Trent PLC(1)	2,522	59,546
Smith & Nephew PLC(1)	8,659	92,380
Smiths Group PLC(1)	3,881	74,812
Standard Chartered PLC(1)	84,737	2,226,688
Standard Life PLC(1)	24,727	83,543
Tesco PLC(1)	243,228	1,570,884
Tullow Oil PLC(1)	148,567	2,956,906
Unilever PLC(1)	11,737	378,762
United Utilities Group PLC(1)	6,941	66,689
Vedanta Resources PLC(1)	36,498	1,227,739
Vodafone Group PLC(1)	1,820,161	4,837,318
Weir Group PLC(1)	38,050	1,299,018
Whitbread PLC(1)	1,959	50,780
WM Morrison Supermarkets PLC(1)	21,214	101,364
Xstrata PLC(1)	82,184	1,812,469
		67,139,679
United States — 0.1%
Synthes, Inc.*(1)	638	112,346
Total Common Stock (cost $292,112,634)		316,747,305
PREFERRED STOCK — 0.1%
Germany — 0.1%
Porsche Automobil Holding SE(1)	1,427	113,192
Volkswagen AG(1)	1,311	270,296
Total Preferred Stock (cost $233,426)		383,488
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Index Fund (cost $1,282,480)	21,040	1,265,346
RIGHTS†— 0.0%
Banco Popular Espanol SA Expires 07/11/11	10,370	752
CaixaBank Expires 07/15/11	9,370	706
Total Rights (cost $1,430)		1,458
Total Long-Term Investment Securities (cost $293,629,970)		318,397,597

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/11	$673,000	673,000
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/11	1,200,000	1,200,000
Total Short-Term Investment Securities (cost $1,873,000)		1,873,000

8

REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $386,000 collateralized by $395,000 of United States Treasury Notes, bearing interest at 0.19% due 04/30/12 and having an approximate value of $398,278	$386,000	386,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $1,206,000 collateralized by $1,235,000 of United States Treasury Bills 0.01% due 07/21/11 and having an approximate value of $1,234,993	1,206,000	1,206,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $673,000 collateralized by $690,000 of United States Treasury Bills 0.01% due 08/11/11 and having an approximate value of $689,984	673,000	673,000
Total Repurchase Agreements (cost $2,265,000)		2,265,000
TOTAL INVESTMENTS (cost $297,767,970)(5)	99.0%	322,535,597
Other assets less liabilities	1.0	3,351,578
NET ASSETS	100.0%	$325,887,175

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $1,217,828 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $282,424,034 representing 86.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $713,310 representing 0.2% of net assets.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2011, the International Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets

Eurasia Drilling Co.,Ltd.GDR	2/17/11	4,307	$128,972
Common Stock	2/21/11	2,411	73,169
	2/22/11	4,158	124,915
	2/23/11	4,855	149,461
	2/24/11	11,642	371,556
	3/28/11	472	15,127
		27,845	863,200	$824,783	$29.62	0.25%

Reliance Industries, Ltd. GDR
Common Stock	6/18/10	7,878	363,323
	6/21/10	13,049	601,557
	11/09/10	450	22,624
	2/09/11	5,610	227,826
	3/28/11	465	21,422
		27,452	$1,236,752	$1,105,482	$40.27	0.34%
				$1,930,265		0.59%

(5)	See Note 4 for cost of investments on a tax basis.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
ADR	— American Depository Receipt
FDR	— Fiduciary Depository Receipt
GDR	— Global Depository Receipt
RSP	— Risparmio Shares - Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
France	$—	$18,508,001	#	$—	$18,508,001
Germany	—	19,063,863	#	—	19,063,863
Japan	—	57,029,200	#	—	57,029,200
Switzerland	1,274,263	19,461,738	#	—	20,736,001
United Kingdom	2,200,782	64,938,897	#	—	67,139,679
Other Countries*	29,862,476	104,376,616	#	31,469	134,270,561
Preferred Stock	—	383,488	#	—	383,488
Exchange Traded Funds	1,265,346	$—		—	1,265,346
Rights	1,458	—		—	1,458
Short-Term Investment Securities:
Time Deposits	—	673,000		—	673,000
U.S. Government Agencies	—	1,200,000		—	1,200,000
Repurchase Agreements	—	2,265,000		—	2,265,000
Total	$34,604,325	$287,899,803		$31,469	$322,535,597

* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $282,424,034 representing 86.7% of net assets; see Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 3/31/2011	$11,800
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(7,727)
Change in unrealized appreciation (1)	6,816
Change in unrealized depreciation (1)	(7,429)
Net purchases	38,898
Net sales	(10,889)
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—
Balance as of 6/30/2011	$31,469

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at June 30, 2011 includes:

Common Stock
$(7,429)

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

9

Industry Allocation*
Banks-Commercial	8.5%
Medical-Drugs	4.3
Oil Companies-Exploration & Production	4.3
Diversified Banking Institutions	3.8
Oil Companies-Integrated	3.7
Food-Misc.	2.7
Chemicals-Diversified	2.6
Auto-Cars/Light Trucks	2.5
Electric-Integrated	2.5
Tobacco	2.3
Diversified Minerals	2.3
Insurance-Multi-line	2.2
Real Estate Operations & Development	2.1
Telephone-Integrated	1.9
Insurance-Life/Health	1.7
Cellular Telecom	1.6
Agricultural Chemicals	1.5
Diversified Operations	1.5
Transport-Services	1.4
Import/Export	1.4
Multimedia	1.4
Metal-Diversified	1.3
Brewery	1.3
Food-Retail	1.1
Auto/Truck Parts & Equipment-Original	1.1
Industrial Automated/Robotic	1.1
Wireless Equipment	1.1
Enterprise Software/Service	1.0
Transport-Rail	1.0
Oil Refining & Marketing	1.0
Soap & Cleaning Preparation	1.0
Oil-Field Services	1.0
Medical-Generic Drugs	1.0
Distribution/Wholesale	0.9
Electronic Components-Misc.	0.9
Telecom Services	0.8
Industrial Gases	0.8
Gas-Distribution	0.8
Repurchase Agreements	0.7
E-Commerce/Services	0.7
Finance-Other Services	0.7
Building Products-Doors & Windows	0.6
Rubber-Tires	0.6
Retail-Apparel/Shoe	0.6
Steel-Producers	0.6
Retail-Jewelry	0.6
Semiconductor Equipment	0.6
Building Products-Air & Heating	0.6
Retail-Consumer Electronics	0.6
Electronic Components-Semiconductors	0.6
Food-Wholesale/Distribution	0.6
Medical Products	0.6
Building-Heavy Construction	0.5
Airlines	0.5
Semiconductor Components-Integrated Circuits	0.5
Electronic Measurement Instruments	0.5
Publishing-Books	0.5
Insurance-Reinsurance	0.5
Real Estate Investment Trusts	0.5
Electronics-Military	0.5
Machinery-Construction & Mining	0.5
Diversified Financial Services	0.4
Chemicals-Specialty	0.4
Retail-Major Department Stores	0.4
Internet Content-Entertainment	0.4
Computer Services	0.4
Real Estate Management/Services	0.4
Office Automation & Equipment	0.4
Machinery-Pumps	0.4
Index Fund	0.4
U.S. Government Agencies	0.4
Oil & Gas Drilling	0.4
Audio/Video Products	0.4
Cable/Satellite TV	0.4
Insurance-Property/Casualty	0.4
Building Products-Cement	0.3
Beverages-Wine/Spirits	0.3
Public Thoroughfares	0.3
Insurance Brokers	0.3
Finance-Leasing Companies	0.3
Computers	0.3
Pipelines	0.3
Diversified Manufacturing Operations	0.3
Metal-Copper	0.3
Aerospace/Defense	0.2
Steel Pipe & Tube	0.2
Water	0.2
Machinery-General Industrial	0.2
Coal	0.2
Engineering/R&D Services	0.2
Electric Products-Misc.	0.2
Time Deposits	0.2
Retail-Misc./Diversified	0.2
Electric-Generation	0.2
Cosmetics & Toiletries	0.2
Building & Construction Products-Misc.	0.1
Power Converter/Supply Equipment	0.1
Finance-Investment Banker/Broker	0.1
Gold Mining	0.1
Photo Equipment & Supplies	0.1
Commercial Services	0.1
Transport-Marine	0.1
Medical-Biomedical/Gene	0.1
Machine Tools & Related Products	0.1
Diversified Operations/Commercial Services	0.1
Athletic Footwear	0.1
Aerospace/Defense-Equipment	0.1
Security Services	0.1
Toys	0.1
Food-Catering	0.1
Optical Supplies	0.1
Telecommunication Equipment	0.1
Dialysis Centers	0.1
Gas-Transportation	0.1
99.0%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST
diversified fixed income portfolio
Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 7.4%
Diversified Financial Services — 7.4%
Banc of America Merrill Lynch Commercial Mtg., Inc., Series 2006-5, Class AM 5.45% due 09/10/47(1)	$500,000	$499,740
Banc of America Merrill Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class A4 5.73% due 05/10/45(1)	375,000	415,004
Banc of America Merrill Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.77% due 05/10/45(1)	1,000,000	933,499
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-T24, Class A4 5.54% due 10/12/41(1)	500,000	547,090
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-T26, Class C 5.63% due 01/12/45*(1)	1,500,000	860,456
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(1)	325,000	352,446
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-T28, Class A4 5.74% due 09/11/42(1)	500,000	556,809
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1 5.35% due 02/07/20	1,000,000	1,135,506
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class A4 5.32% due 12/11/49(1)	300,000	318,313
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/44(1)	700,000	763,566
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	5,008	5,009
Commercial Mtg. Loan Trust, VRS Series 2008-LS1, Class A4B 6.01% due 12/10/49(1)	200,000	217,287
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(1)	350,000	343,099
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.75% due 06/10/46(1)	500,000	553,873
Commercial Mtg. Pass Through Certs., Series 2001-J2A, Class B 6.30% due 07/16/34*(1)	250,000	250,837
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/39(1)	825,000	889,727
Credit Suisse Mtg. Capital Certs., VRS Series 2007-C2, Class A3 5.54% due 01/15/49(1)	500,000	522,346
Credit Suisse Mtg. Capital Certs., VRS Series 2007-C5, Class A4 5.70% due 09/15/40(1)	500,000	530,024
CS First Boston Mtg. Securities Corp., Series 2005-C3, Class AM 4.73% due 07/15/37(1)	250,000	251,836
CS First Boston Mtg. Securities Corp., VRS Series 2005-C4, Class AJ 5.19% due 08/15/38(1)	142,408	141,806
DB-UBS Mtg. Trust, VRS Series 2011-LC1A, Class XA 1.40% due 11/10/46*(1)(2)	5,634,540	356,857
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/46*(1)	675,000	699,199
Entergy Arkansas Restoration Funding LLC,
Series 2010A, Class A1
2.30% due 08/01/21	531,628	530,271
Extended Stay America Trust,
Series 2010-ESHA, Class D 5.50% due 11/05/27*(1)	1,000,000	987,639
FHLMC Multifamily Structured Pass Through Certs., VRS Series K013, Class X1 0.69% due 01/25/21(2)(11)	2,508,329	112,300
FREMF Mtg. Trust, VRS Series 2011-K701, Class X2 0.20% due 07/25/48*(2)(11)	12,405,896	121,260
FREMF Mtg. Trust, VRS Series 2011-K12, Class B 4.35% due 01/25/46*(11)	255,000	238,867
FREMF Mtg. Trust, VRS Series 2011-K13, Class B 4.57% due 01/25/48*(3)(11)	165,752	158,509
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1, Class AM 4.75% due 05/10/43(1)	400,000	402,615
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/39(1)	200,000	214,539
Greenwich Capital Commercial Funding Corp., VRS Series 2007-GG11, Class AJ 5.99% due 12/10/49(1)	1,000,000	816,734
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class A3 1.53% due 03/06/20*(1)	1,000,000	971,878
GS Mtg. Securities Corp. II, VRS Series 2010-C2, Class A2 5.16% due 12/10/43*(1)	475,000	500,308
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2005-CB13, Class AM 5.32% due 01/12/43(1)	100,000	96,629

1

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	530,000	566,443
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	575,000	622,967
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2007-CB18, Class AJ 5.50% due 06/12/47(1)	1,500,000	1,203,924
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-C1, Class A4 5.72% due 02/15/51(1)	500,000	540,083
JP Morgan Chase Commercial Mtg. Securities Corp.,VRS Series 2007-CB20, Class A4 5.79% due 02/12/51(1)	500,000	542,765
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)	500,000	554,926
JP Morgan Mtg. Acquisition Corp., FRS Series 2006-CH2, Class AV3 0.29% due 10/25/36	1,218,715	994,966
LB-UBS Commercial Mtg. Trust, Series 2005-C1, Class AJ 4.81% due 02/15/40(1)	75,000	72,331
LB-UBS Commercial Mtg. Trust, VRS Series 2006-C4, Class A4 5.87% due 06/15/38(1)	500,000	552,400
LB-UBS Commercial Mtg. Trust, VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	935,000	918,983
Merrill Lynch Mtg. Investors, Inc., VRS Series 2005-A9, Class 3A1 2.84% due 12/25/35(11)	261,520	214,685
Merrill Lynch Mtg. Trust, Series 2008-C1, Class A4 5.69% due 02/12/51(1)	655,000	707,826
Merrill Lynch/Countrywide Commercial Mtg. Trust, FRS Series 2006-4, Class A2FL 0.31% due 12/12/49(1)	749,670	738,260
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.97% due 08/12/49(1)	250,000	237,934
Morgan Stanley Capital I, VRS Series 2011-C1, Class A4 5.03% due 09/15/47*(1)	245,000	255,265
Morgan Stanley Capital I, VRS Series 2007-T25, Class AM 5.54% due 11/12/49(1)	350,000	356,139
Morgan Stanley Capital I, VRS Series 2007-IQ14, Class A4 5.69% due 04/15/49(1)	725,000	777,952
Morgan Stanley Capital I, VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)	100,000	93,604
Morgan Stanley Capital I, VRS Series 2006-HQ9, Class B 5.83% due 07/12/44(1)	500,000	461,038
Morgan Stanley Capital I, VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)	1,250,000	1,191,430
Residential Asset Mtg. Products, Inc., FRS Series 2006-RS1, Class AI2 0.42% due 01/25/36	767,121	542,580
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.37% due 04/25/36	2,414,798	1,891,053
Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	527,895	534,822
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class XA 1.19% due 02/15/44*(1)(2)	1,046,615	61,178
Total Asset Backed Securities (cost $30,851,614)		30,929,432
U.S. CORPORATE BONDS & NOTES — 25.9%
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	65,000	67,275
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	194,000	199,072
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	37,000	38,943
		238,015
Aerospace/Defense-Equipment — 0.0%
Ducommun, Inc. Senior Notes 9.75% due 07/15/18*	15,000	15,413

2

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	83,014
Airlines — 0.1%
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/21	237,979	256,423
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	69,000	73,571
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	121,145	132,048
		462,042
Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC FRS Company Guar. Notes 0.86% due 03/28/14*	322,000	322,134
Daimler Finance North America LLC Company Guar. Notes 3.00% due 03/28/16*	344,000	348,268
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	270,427
		940,829
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	125,000	131,563
Banks-Commercial — 0.8%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	297,000	309,911
BB&T Corp. Senior Notes 2.05% due 04/28/14	120,000	121,339
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	267,811
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	112,000	105,187
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	66,280	66,114
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	210,000	223,422
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	350,000	344,587
KeyBank NA Sub. Notes 5.70% due 08/15/12	250,000	261,707
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	34,154
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	279,111
Regions Bank Sub. Notes 7.50% due 05/15/18	125,000	130,713
Union Bank NA Sub. Notes 3.00% due 06/06/16	328,000	328,194
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	205,000	212,239
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	586,491
Zions Bancorp Senior Notes 7.75% due 09/23/14	188,000	206,134
		3,477,114
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.25% due 06/01/67	622,000	503,577
Banks-Money Center — 0.1%
Comerica Bank Sub. Notes 5.20% due 08/22/17	162,000	173,036
Banks-Super Regional — 1.4%
Bank of America NA Sub. Notes 5.30% due 03/15/17	471,000	485,481

3

Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	440,000	508,699
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	205,530
Comerica, Inc. Senior Notes 3.00% due 09/16/15	15,000	15,119
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	343,000	345,980
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	126,000	142,066
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	122,000	135,045
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	250,000	277,818
KeyCorp. Senior Notes 3.75% due 08/13/15	375,000	387,135
KeyCorp Senior Notes 5.10% due 03/24/21	84,000	85,553
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	109,291
National City Corp. Sub. Notes 6.88% due 05/15/19	300,000	345,719
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(5)	323,000	281,010
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	260,000	262,523
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	95,000	105,488
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	21,000	20,685
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 09/06/11(5)	156,000	142,740
Wachovia Corp. FRS Senior Notes 0.52% due 06/15/17	185,000	173,084
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	350,000	379,954
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16	175,000	179,784
Wells Fargo & Co. Notes 4.60% due 04/01/21	400,000	402,221
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	110,460
Wells Fargo & Co. FRS Senior Notes 0.47% due 10/28/15	213,000	205,862
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(5)	115,000	124,200
Wells Fargo Bank NA FRS Sub. Notes 0.47% due 05/16/16	290,000	270,183
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/36	250,000	254,608
		5,956,238
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14	50,000	55,837
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	125,000	137,700
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	325,000	408,864
		602,401
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	150,000	143,625
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	40,000	36,100
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	215,000	226,221
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	70,000	73,675
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	75,000	85,124
		564,745
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	110,000	110,550

4

Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	90,000	77,400
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	60,000	59,475
		136,875
Cable/Satellite TV — 0.8%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	640,000	716,825
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	405,000	461,024
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	390,000	451,334
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	30,000	33,893
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	200,000	229,068
COX Communications, Inc. Notes 7.13% due 10/01/12	275,000	294,947
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	129,000	145,447
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/21	250,000	258,934
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	139,000	146,645
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	65,000	71,338
TCI Communications, Inc. Sr. Secured 7.13% due 02/15/28	110,000	127,247
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	175,265
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	150,000	187,080
		3,299,047
Casino Hotels — 0.1%
City Center Holdings LLC/City Center Finance Corp. Sec. Notes 10.75% due 01/15/17*(6)	115,000	124,775
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	45,000	44,775
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	109,000	120,309
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	72,000	82,260
		372,119
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	290,000	376,583
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	100,000	98,000
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	50,000	52,250
		526,833
Chemicals-Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	485,000	473,338
Dow Chemical Co.
Senior Notes
7.60% due 05/15/14	175,000	202,936
E.I. Du Pont de Nemours & Co. FRS Senior Notes 0.67% due 03/25/14	105,000	105,668
E.I. Du Pont de Nemours & Co.
Senior Notes 5.00% due 01/15/13	7,000	7,447
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	36,000	35,054
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	160,000	155,551
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	72,000	70,466
		1,050,460
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	125,000	130,000
Chemicals-Specialty — 0.1%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	268,000	308,521
Lubrizol Corp. Company Guar. Bonds 6.50% due 10/01/34	112,000	128,415
		436,936

5

Coal — 0.1%
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	65,000	70,850
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	55,000	58,369
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	125,000	129,375
		258,594
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	125,000	125,000
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	115,681
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	31,000	32,628
		148,309
Computers — 0.1%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	210,000	242,383
Consumer Products-Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	50,000	45,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	30,000	29,625
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	120,000	118,328
		192,953
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	40,000	39,200
Containers-Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	34,000	37,230
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	45,000	48,375
Data Processing/Management — 0.1%
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/16	108,000	107,432
Fiserv, Inc. Company Guar. Notes 4.75% due 06/15/21	168,000	167,100
		274,532
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	154,000	155,540
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	145,000	147,537
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17	75,000	80,625
Diversified Banking Institutions — 3.9%
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.05% due 06/01/56	110,000	76,452
Bank of America Corp. FRS Senior Notes 1.67% due 01/30/14	100,000	100,230
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	714,021
Bank of America Corp.
FDIC Guar. Notes 3.13% due 06/15/12	759,000	779,753
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	257,298
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	490,000	499,877
Bank of America Corp. Senior Notes 5.63% due 10/14/16	370,000	395,995
Bank of America Corp. Senior Notes 5.65% due 05/01/18	500,000	527,166
Bank of America Corp. Senior Notes 5.75% due 12/01/17	275,000	292,401
Bank of America Corp. Senior Notes 5.88% due 01/05/21	130,000	136,432
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	376,615
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	100,000	99,626

6

Citigroup, Inc. Senior Notes 4.59% due 12/15/15	70,000	73,613
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	757,000	793,304
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	106,168
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	210,000	228,371
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	195,000	193,347
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	153,000	167,548
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	130,000	143,579
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	300,000	330,369
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	460,000	442,084
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	320,000	348,019
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	200,000	222,569
Citigroup, Inc. Notes 8.50% due 05/22/19	50,000	61,983
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	220,000	222,389
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	345,000	351,302
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	93,000	98,453
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	131,000	141,201
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	122,532
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	140,000	153,575
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	386,192
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	140,000	141,144
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	385,000	371,629
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	284,000	283,995
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	295,000	343,245
JPMorgan Chase & Co. FRS Sub. Notes 1.48% due 09/01/15	313,000	312,998
JPMorgan Chase & Co. Senior Notes 3.15% due 07/15/16	183,000	184,120
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	235,000	239,379
JPMorgan Chase & Co.
Senior Notes
4.25% due 10/15/20	100,000	97,834
JPMorgan Chase & Co. Senior Notes
4.40% due 07/22/20	100,000	97,967
JPMorgan Chase & Co. Notes 4.63% due 05/10/21	100,000	99,191
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	600,000	648,389
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	162,007
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	166,823
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	251,000	280,489
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	225,000	253,606
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(5)	360,000	386,672
JPMorgan Chase Capital XVII Ltd. Guar. Notes 5.85% due 08/01/35	130,000	127,867
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.26% due 05/15/77	50,000	39,537
JPMorgan Chase Capital XXV Ltd. Guar. Bonds 6.80% due 10/01/37	400,000	395,649
Morgan Stanley Senior Notes 3.80% due 04/29/16	349,000	344,947
Morgan Stanley Sub. Notes 4.75% due 04/01/14	290,000	302,292

7

Morgan Stanley Senior Notes 5.55% due 04/27/17	360,000	381,616
Morgan Stanley Senior Notes 5.63% due 09/23/19	418,000	428,930
Morgan Stanley Senior Notes 6.00% due 05/13/14	250,000	272,280
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	162,215
Morgan Stanley Senior Notes 6.63% due 04/01/18	675,000	743,575
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	39,000	41,876
		16,152,736
Diversified Financial Services — 0.9%
General Electric Capital Corp. Senior Notes 3.50% due 06/29/15	290,000	301,291
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	150,000	158,776
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	185,000	182,880
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	255,000	265,338
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	245,000	262,370
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	1,725,000	1,886,664
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	118,353
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	535,000	554,916
		3,730,588
Diversified Manufacturing Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	414,000	417,227
Danaher Corp. Notes 3.90% due 06/23/21	166,000	165,347
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	56,499
Harsco Corp. Senior Notes 2.70% due 10/15/15	247,000	247,808
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	120,000	119,824
Textron, Inc. Senior Notes 6.20% due 03/15/15	250,000	277,390
		1,284,095
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	120,000	130,800
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	120,000	115,805
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	137,000	145,220
Edison Mission Energy Senior Notes 7.63% due 05/15/27	120,000	88,200
		233,420
Electric-Integrated — 1.8%
Ameren Illinois Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	131,405
Cleco Power LLC Senior Notes 6.00% due 12/01/40	125,000	129,056
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	196,000	196,178
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	263,440
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	110,221
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/21	486,000	495,251
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	230,000	253,229
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/16	100,000	113,216
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	105,000	104,125

8

Edison International Senior Notes 3.75% due 09/15/17	130,000	130,588
Entergy Corp. Senior Notes 3.63% due 09/15/15	100,000	101,585
Entergy Corp. Senior Notes 5.13% due 09/15/20	270,000	267,388
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	48,000	48,505
Exelon Corp. Senior Notes 5.63% due 06/15/35	100,000	95,032
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	175,000	189,409
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	80,000	75,947
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	278,344
Georgia Power Co. Senior Notes 3.00% due 04/15/16	82,000	83,956
Georgia Power Co. Senior Notes 4.75% due 09/01/40	350,000	320,640
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	163,000	163,522
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	450,000	506,013
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	543,829
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	37,562	40,379
Nevada Power Co. Bonds 5.45% due 05/15/41	88,000	87,492
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	200,000	233,897
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	135,000	132,239
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	150,000	161,354
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	90,627
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/17	300,000	324,692
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/18	150,000	175,303
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	195,000	232,482
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	176,569
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/15	175,000	175,924
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	87,895
Progress Energy, Inc. Senior Notes 4.40% due 01/15/21	250,000	252,753
Puget Energy, Inc.
Senior Sec. Notes
6.00% due 09/01/21*	216,000	216,631
Sierra Pacific Power Co. General Refunding Mtg.
6.00% due 05/15/16	150,000	171,531
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	64,000	74,633
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	165,000	191,261
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/18	100,000	112,021
		7,538,562
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	166,000	162,680
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	24,000	26,580
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	95,000	108,537
		297,797
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	144,000	169,480
Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	206,000	203,942
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	289,000	288,012

9

Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	267,000	266,671
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	130,000	130,325
		685,008
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Notes 1.55% due 12/20/13	100,000	100,856
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	63,364
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	88,000	93,261
		257,481
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.00% due 04/15/15	100,000	100,500
SLM Corp. Senior Notes 5.63% due 08/01/33	150,000	125,964
SLM Corp. Senior Notes 6.25% due 01/25/16	205,000	212,688
SLM Corp. Senior Notes 8.00% due 03/25/20	75,000	80,535
		519,687
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	800,000	914,950
American Express Credit Corp. Senior Notes 2.75% due 09/15/15	75,000	74,978
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	107,654
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/66	72,000	73,620
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	44,369
		1,215,571
Finance-Investment Banker/Broker — 0.4%
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	337,000	337,680
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	275,710
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(5)(8)(9)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(9)	131,000	65
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(9)	99,000	50
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	200,000	208,320
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	642,000	673,066
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	93,760
		1,588,657
Finance-Other Services — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	100,000	102,020
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	215,000	236,570
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	165,000	172,425
		511,015
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	100,000	75,500
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	25,000	25,250
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	34,000	39,440
Food-Misc. — 0.4%
Kellogg Co. Senior Notes 3.25% due 05/21/18	215,000	216,208
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/16	500,000	534,649

10

Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	315,000	344,357
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	250,000	293,893
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	256,000	284,358
		1,673,465
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	101,000	114,088
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	149,000	149,000
Gas-Distribution — 0.2%
AGL Capital Corp. Company Guar. Notes 6.38% due 07/15/16	85,000	97,565
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	161,908
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	108,693
Sempra Energy Senior Notes 6.50% due 06/01/16	65,000	75,276
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	208,033
Sempra Energy Senior Notes 9.80% due 02/15/19	100,000	134,141
Southern Union Co. Senior Notes 7.60% due 02/01/24	132,000	153,789
		939,405
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	35,000	35,525
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	115,000	120,175
Calpine Corp. Escrow Notes 8.75% due 07/15/13(3)(14)	150,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	115,000	119,600
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	180,000	183,600
		423,375
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 5.00% due 06/01/15	300,000	331,281
Insurance Brokers — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/16	355,000	353,843
AON Corp. Senior Notes 5.00% due 09/30/20	275,000	281,973
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/13	250,000	261,969
Marsh & McLennan Cos, Inc. Senior Notes 5.75% due 09/15/15	100,000	109,895
		1,007,680
Insurance-Life/Health — 0.8%
Aflac, Inc.
Senior Notes
6.45% due 08/15/40	140,000	138,915
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	98,000	104,126
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	314,367
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	132,000	135,638
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	225,000	293,222
Pricoa Global Funding I Senior Sec. Notes 5.45% due 06/11/14*	500,000	547,408
Principal Financial Group, Inc. Company Guar. Notes 7.88% due 05/15/14	50,000	57,849
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/19	100,000	127,202
Protective Life Corp. Senior Notes 8.45% due 10/15/39	306,000	337,199

11

Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	156,732
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	195,000	193,282
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	209,000	207,603
Prudential Financial, Inc. Notes 4.75% due 09/17/15	237,000	254,982
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	89,563
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	142,153
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	132,000	150,201
Unum Group Senior Notes 7.13% due 09/30/16	136,000	156,105
		3,406,547
Insurance-Multi-line — 0.5%
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/24*	250,000	300,370
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	94,000	95,093
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	118,292
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	150,000	154,628
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	120,000	126,339
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	255,000	272,341
MetLife, Inc. Senior Notes 7.72% due 02/15/19	325,000	393,387
MMI Capital Trust I Ltd. Guar. Bonds 7.63% due 12/15/27	100,000	104,850
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	200,000	248,138
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	172,707
		1,986,145
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/21*	35,000	33,142
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	255,000	270,576
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	120,119
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	245,000	339,432
		763,269
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	170,000	219,404
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/01/67	235,000	225,894
Markel Corp. Senior Notes
5.35% due 06/01/21	120,000	117,664
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	74,823
		637,785
Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 5.00% due 06/01/21	124,000	122,677
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	323,516
		446,193
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	189,842
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	100,000	100,009
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. FRS Company Guar. Notes 1.10% due 03/24/14	177,000	178,499
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	199,000	203,704
		382,203

12

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	161,000	192,768
Johnson & Johnson Senior Notes 4.85% due 05/15/41	200,000	193,587
Johnson & Johnson Notes 5.55% due 08/15/17	190,000	220,334
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(6)	100,000	103,000
		709,689
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.30% due 06/15/16	164,000	162,583
Amgen, Inc. Senior Notes 4.10% due 06/15/21	350,000	347,238
Amgen, Inc. Senior Notes 5.65% due 06/15/42	283,000	283,458
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	200,668
Celgene Corp. Senior Notes 2.45% due 10/15/15	105,000	104,373
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	110,000	116,450
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	195,000	206,682
		1,421,452
Medical-Drugs — 0.1%
Wyeth Corp. Company Guar. Bonds 6.50% due 02/01/34	250,000	286,829
Medical-HMO — 0.2%
CIGNA Corp. Senior Notes 4.50% due 03/15/21	145,000	144,787
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	193,000	197,479
UnitedHealth Group, Inc. Senior Notes 3.88% due 10/15/20	15,000	14,675
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	145,000	164,413
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	116,479
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	190,000	226,939
		864,772
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	80,000	84,400
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	130,000	143,650
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	25,000	24,687
Select Medical Corp. Company Guar. Notes
7.63% due 02/01/15	9,000	8,910
		261,647
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/15	300,000	317,171
Metal-Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.87% due 02/23/22	100,000	102,472
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	95,000	92,832
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	100,000	105,938
Alcoa, Inc. Senior Notes 6.75% due 07/15/18	140,000	154,830
		456,072
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	125,000	136,563
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	160,000	163,600

13

Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	647,880
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	155,000	168,927
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	190,000	190,305
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	190,000	199,484
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	106,000	104,892
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	225,000	237,578
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	20,000	24,602
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	91,557
News America, Inc. Company Guar. Bonds 6.15% due 02/15/41*	185,000	183,268
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	215,000	219,573
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	156,865
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	150,000	174,576
News America, Inc. Company Guar. Notes 7.28% due 06/30/28	95,000	107,087
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	215,000	240,587
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	175,000	222,171
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	154,000	156,657
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/40	25,000	25,612
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	401,830
		3,553,451
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	95,000	100,225
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	381,000	382,632
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	80,000	78,098
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	148,000	155,378
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	113,420
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	250,000	309,605
		1,039,133
Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes
8.50% due 04/01/19*	50,000	49,000
Xerox Corp. Senior Notes
4.50% due 05/15/21	144,000	142,435
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	49,289
Xerox Corp. Senior Notes 6.35% due 05/15/18	175,000	200,595
Xerox Corp. Senior Notes 6.40% due 03/15/16	230,000	263,247
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	117,337
		821,903
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	60,000	60,000
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	204,235
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	502,000	565,045

14

Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	461,000	467,222
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	100,000	104,345
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	75,000	77,250
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	35,000	35,262
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	90,000	94,500
Devon Energy Corp. Senior Notes 7.95% due 04/15/32	85,000	110,347
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	25,000	25,094
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	90,000	92,700
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	90,000	97,650
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	57,000	52,155
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	50,000	52,750
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	15,000	15,187
Union Pacific Resources Group, Inc. Senior Bonds 7.15% due 05/15/28	269,000	301,529
		2,355,271
Oil Companies-Integrated — 0.2%
ConocoPhillips Corp. Company Guar. Notes 5.90% due 10/15/32	300,000	325,226
Hess Corp. Senior Notes 5.60% due 02/15/41	250,000	244,366
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	365,381
		934,973
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	168,000	166,419
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/15	215,000	229,514
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/20	200,000	219,787
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/37	100,000	104,266
		553,567
Oil-Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	125,000	126,250
Halliburton Co.
Senior Notes 7.60% due 08/15/96*	180,000	216,289
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	38,000	39,140
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	20,000	20,100
		401,779
Paper & Related Products — 0.1%
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	217,579
International Paper Co. Senior Notes 7.95% due 06/15/18	50,000	59,534
International Paper Co. Senior Notes 9.38% due 05/15/19	65,000	83,006
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	25,000	25,125
		385,244
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	140,000	140,863

15

Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	115,000	129,504
Express Scripts, Inc. Company Guar. Notes 7.25% due 06/15/19	195,000	233,232
		503,599
Pipelines — 1.4%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	486,000	489,443
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	103,000
DCP Midstream LLC Notes 9.70% due 12/01/13*	100,000	116,953
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/15*	200,000	221,738
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/36*	220,000	230,749
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	418,720
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	65,000	68,900
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	343,000	332,408
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/14	70,000	81,442
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	100,000	124,340
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 01/31/20	95,000	101,071
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	124,000	123,156
Enterprise Products Operating LLC Company Guar. Senior Notes 6.50% due 01/31/19	150,000	171,823
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	150,000	149,250
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	250,000	263,744
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	348,000	356,229
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	309,540
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	75,000	85,432
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	85,000	84,362
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	150,000	157,739
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	150,000	168,043
Panhandle Eastern Pipeline Co. LP Senior Notes 6.20% due 11/01/17	225,000	256,874
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	250,000	271,018
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	92,000	100,556
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	157,000	177,831
Rockies Express Pipeline LLC Senior Notes 3.90% due 04/15/15*	300,000	304,394
Southern Natural Gas Co. / Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	149,000	147,127
Williams Partners LP Senior Notes 3.80% due 02/15/15	325,000	340,436
Williams Partners LP Senior Notes 4.13% due 11/15/20	90,000	86,390
		5,842,708
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	45,000	52,650
Real Estate Investment Trusts — 1.1%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	105,000	105,828
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	310,000	314,281

16

Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	160,000	171,524
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	67,163
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	172,042
Duke Realty LP Senior Notes 5.95% due 02/15/17	15,000	16,453
Duke Realty LP Senior Notes 7.38% due 02/15/15	250,000	284,952
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	205,000	223,963
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	170,159
HCP, Inc. Senior Notes 3.75% due 02/01/16	135,000	137,285
HCP, Inc. Senior Notes 5.38% due 02/01/21	120,000	123,771
HCP, Inc. Senior Notes 6.00% due 01/30/17	50,000	55,057
HCP, Inc. Senior Notes 6.30% due 09/15/16	300,000	335,361
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	205,000	204,213
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	97,000	95,360
Kimco Realty Corp. Senior Notes 4.30% due 02/01/18	150,000	153,387
Kimco Realty Corp. Senior Notes 5.19% due 10/01/13	80,000	84,180
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	180,000	197,117
Liberty Property LP Senior Notes 4.75% due 10/01/20	80,000	80,262
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	119,862
National Retail Properties, Inc. Senior Notes 5.50% due 07/15/21	131,000	128,169
Realty Income Corp. Senior Notes 5.88% due 03/15/35	248,000	234,248
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	182,925
Sabra Health Care LP / Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	50,000	50,000
Simon Property Group LP Senior Notes 5.10% due 06/15/15	145,000	160,075
Simon Property Group LP Senior Notes 5.25% due 12/01/16	75,000	82,387
Simon Property Group LP Senior Notes 6.13% due 05/30/18	175,000	196,236
UDR, Inc. Company Guar. Notes 4.25% due 06/01/18	70,000	69,331
Ventas Realty LP / Ventas Capital Corp.
Company Guar. Notes
3.13% due 11/30/15	155,000	153,475
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	230,000	224,516
		4,593,582
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 4.00% due 01/15/18	185,000	180,839
AMB Property LP Senior Notes 4.50% due 08/15/17	85,000	85,055
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	220,000	240,304
ProLogis LP Senior Notes 6.25% due 03/15/17	105,000	116,019
ProLogis LP Senior Notes 6.63% due 05/15/18	200,000	221,125
		843,342
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	60,000	59,729
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	70,000	70,583
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	106,016

17

Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	114,160
		350,488
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(14)	70,000	7
Rental Auto/Equipment — 0.0%
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	30,000	29,850
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	25,000	25,313
		55,163
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	225,000	214,354
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	200,000	204,690
Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	945,000	974,954
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	275,000	304,719
		1,279,673
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	220,000	228,327
CVS Caremark Corp. Senior Notes 5.75% due 05/15/41	105,000	103,240
CVS Caremark Corp. Pass Through Certs. 6.04% due 12/10/28	199,487	211,718
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	225,000	230,669
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	325,000	359,026
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	118,857	123,061
Rite Aid Corp. Sec. Notes 10.25% due 10/15/19	65,000	71,500
		1,327,541
Retail-Jewelry — 0.0%
Claire’s Stores, Inc. Sec. Notes 8.88% due 03/15/19*	20,000	18,700
Retail-Office Supplies — 0.0%
Staples, Inc. Company Guar. Notes 9.75% due 01/15/14	50,000	59,525
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21*	10,000	10,000
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	38,735
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	30,000	32,100
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	78,000	81,510
Savings & Loans/Thrifts — 0.0%
Washington Mutual Preferred Funding Delaware Jr. Sub. Notes 6.53% due 09/15/11*†(5)(8)(9)	100,000	2,000
Schools — 0.0%
Massachusetts Institute of Technology Notes 5.60% due 07/01/2111	105,000	106,120
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	45,000	43,200
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 2.65% due 06/15/16	163,000	163,622
Applied Materials, Inc. Senior Notes 5.85% due 06/15/41	150,000	152,142
		315,764
Special Purpose Entities — 0.3%
FUEL Trust Sec. Notes 3.98% due 12/15/22*	216,000	214,245
FUEL Trust Sec. Notes 4.21% due 10/15/22*	674,000	676,570

18

Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	250,000	236,416
GTP Acquisition Partners I LLC Sec. Notes 4.35% due 06/15/16*(3)	35,000	35,000
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/33*	190,000	195,967
		1,358,198
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/20	88,000	96,364
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	90,000	95,625
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	60,000	63,000
		158,625
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	160,000	164,800
Telecom Services — 0.3%
BellSouth Telecommunications Inc Senior Notes 6.38% due 06/01/28	180,000	192,877
Embarq Corp. Senior Notes 7.08% due 06/01/16	249,000	276,793
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	56,063
Qwest Corp. Senior Notes 8.88% due 03/15/12	150,000	157,875
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	674,868
		1,358,476
Telephone-Integrated — 0.7%
AT&T Inc. Senior Notes 4.45% due 05/15/21	105,000	106,855
AT&T, Inc. Senior Notes 5.35% due 09/01/40	260,000	246,445
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	370,642
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	139,875
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	306,000	302,502
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	244,000	234,699
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	110,000	103,852
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	5,000	5,063
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,863
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	16,000	17,400
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	46,000	50,140
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	131,000	141,807
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	210,000	213,418
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	219,000	254,392
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	415,000	449,770
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	150,000	195,166
		2,842,889
Television — 0.2%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	20,000	19,143
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	292,698
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	175,000	223,083
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	70,000	83,540
		618,464

19

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	50,000	49,966
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	100,000	115,901
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	135,000	176,033
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	354,813
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/38	125,000	175,631
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	250,000	271,232
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	175,000	209,694
		1,353,270
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	118,000	122,372
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	91,366	78,575
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	209,020	204,839
		283,414
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	147,000	144,439
CSX Corp. Senior Notes 4.25% due 06/01/21	95,000	94,554
CSX Corp. Senior Notes 5.50% due 04/15/41	100,000	97,574
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	105,000	103,460
		440,027
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	74,000	76,195
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	82,000	84,019
Ryder System, Inc. Senior Notes 5.00% due 06/15/12	71,000	73,721
		233,935
Web Portals/ISP — 0.0%
Google, Inc. Senior Notes 2.13% due 05/19/16	13,000	13,035
Google, Inc. Senior Notes 3.63% due 05/19/21	72,000	71,214
		84,249
Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	206,000	205,904
Motorola, Inc. Senior Notes 6.63% due 11/15/37	6,835	7,602
		213,506
Total U.S. CORPORATE BONDS & NOTES
(cost $103,677,441)		108,622,806
FOREIGN CORPORATE BONDS & NOTES — 5.2%
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Notes 7.70% due 02/01/17	100,000	117,667
Agrium, Inc. Senior Notes 7.80% due 02/01/27	185,000	227,589
Yara International ASA Senior Notes 5.25% due 12/15/14*	355,000	391,439
		736,695
Airport Development/Maintenance — 0.0%
BAA Funding, Ltd. Senior Sec. Notes 4.88% due 07/15/23*	142,000	138,337
Banks-Commercial — 1.1%
Barclays Bank PLC Sub. Notes 5.14% due 10/14/20	225,000	213,393
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(5)	157,000	146,010
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	670,000	709,390
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(5)	94,000	86,245
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	105,000	106,300
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	1,246,000	1,344,512
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	146,000	154,221
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(5)	100,000	89,500
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	255,000	266,787

20

Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(5)	84,000	89,880
Overseas-Chinese Banking Corp., Ltd. Jr. Sub. Notes 7.75% due 09/06/11*	250,000	252,717
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	123,000	121,486
Rabobank Nederland NV Bank Guar. Notes 5.25% due 05/24/41	94,000	93,168
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	150,000	150,704
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/21	275,000	281,906
Standard Chartered PLC FRS Senior Notes 1.21% due 05/12/14*	226,000	225,791
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	204,000	204,572
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(5)	360,000	223,200
		4,759,782
Banks-Money Center — 0.2%
ABN Amro Bank NV FRS Senior Notes 2.04% due 01/30/14*	60,000	61,246
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	188,000	192,049
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14	109,000	110,516
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	125,000	126,863
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	50,000	51,139
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	107,000	100,931
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	190,000	208,772
		851,516
Banks-Mortgage — 0.1%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	203,902
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	190,000	199,975
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	223,701
Cellular Telecom — 0.0%
Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	100,000	98,224
Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	5,000	5,575
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 6.00% due 08/15/15	220,000	224,675
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	125,000	131,250
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 3.25% due 01/11/16	210,000	212,493
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	666,980
UBS AG Senior Notes 3.88% due 01/15/15	250,000	260,952
		1,140,425
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/26*	350,000	396,264
Diversified Minerals — 0.2%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	100,000	115,307
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17	495,000	495,320
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/22	159,000	159,416
Teck Resources, Ltd. Company Guar. Notes 6.25% due 07/15/41	122,000	123,173
		893,216
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	245,616

21

Votorantim Cimentos SA Company Guar. Bonds 7.25% due 04/05/41*	324,000	319,950
		565,566
Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 6.00% due 10/07/39*	100,000	90,359
Enel Finance International NV Company Guar. Notes 6.80% due 09/15/37*	180,000	176,336
		266,695
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 5.00% due 03/04/15	325,000	342,664
Finance-Other Services — 0.0%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	50,000	49,375
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	156,000	153,599
Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 4.63% due 12/01/15	70,000	74,181
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)	140,000	133,350
XL Group PLC Senior Notes 5.25% due 09/15/14	120,000	128,570
XL Group PLC Senior Notes 6.38% due 11/15/24	79,000	81,564
		417,665
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	128,000	135,854
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	240,000	278,480
Sanofi-Aventis SA Senior Notes 4.00% due 03/29/21	105,000	105,012
		383,492
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.75% due 03/21/14	132,000	132,514
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	220,000	237,050
Inco, Ltd. Senior Bonds 7.75% due 05/15/12	60,000	63,338
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	225,000	250,763
		551,151
Oil & Gas Drilling — 0.2%
Ensco PLC Senior Notes 4.70% due 03/15/21	375,000	378,819
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	160,000	173,080
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	125,000	138,398
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	147,000	157,836
		848,133
Oil Companies-Exploration & Production — 0.3%
CNPC HK Overseas Capital, Ltd.
Company Guar. Notes
4.50% due 04/28/21*	255,000	249,865
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	66,992
Devon Financing Corp. ULC
Company Guar. Bonds
7.88% due 09/30/31	150,000	193,450
Encana Corp. Senior Notes 5.90% due 12/01/17	400,000	453,962
Nexen, Inc. Senior Notes 7.50% due 07/30/39	348,000	389,258
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14†(8)(15)	37,000	15,170
		1,368,697
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	474,000	486,653
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	400,000	421,261
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	345,000	355,903
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	297,000	365,015
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	225,000	230,711
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	250,000	302,729
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*	175,000	177,563
		2,339,835
Paper & Related Products — 0.1%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	34,000	38,972

22

Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	140,000	136,150
		175,122
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	171,000	171,900
Special Purpose Entities — 0.0%
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(5)	111,000	113,220
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	280,000	298,120
ArcelorMittal Senior Notes 6.13% due 06/01/18	100,000	107,108
ArcelorMittal Senior Notes 9.85% due 06/01/19	75,000	95,080
		500,308
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	86,000	98,044
Telephone-Integrated — 0.8%
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/16*	432,000	437,881
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	554,313
France Telecom SA Senior Notes 8.50% due 03/01/31	165,000	222,073
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	242,000	251,589
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/19	300,000	331,226
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	175,000	174,039
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	675,000	681,982
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	105,000	106,210
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	161,000	163,443
Telefonos de Mexico Sab de CV Senior Notes 5.50% due 11/15/19	270,000	284,618
		3,207,374
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	133,783
Total Foreign Corporate Bonds & Notes (cost $20,989,892)		21,958,528
FOREIGN GOVERNMENT AGENCIES — 1.3%
Sovereign — 1.3%
Federal Republic of Brazil
Senior Bonds
7.13% due 01/20/37	220,000	271,700
Federal Republic of Brazil
Senior Notes
8.00% due 01/15/18	388,889	467,639
Federal Republic of Brazil
Senior Bonds
8.88% due 10/14/19	550,000	754,875
Republic of Argentina
Senior Bonds
8.28% due 12/31/33(13)	658,639	581,249
Republic of Colombia
Senior Bonds
6.13% due 01/18/41	200,000	217,500
Republic of Indonesia
Senior Bonds
6.63% due 02/17/37	200,000	220,419
Republic of Peru Senior Bonds 8.75% due 11/21/33	175,000	238,613
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	340,000	371,450
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	680,000
Russian Federation Senior Bonds 7.50% due 03/31/30(10)	346,000	407,847
United Mexican States Senior Notes 5.13% due 01/15/20	200,000	216,000
United Mexican States Senior Notes 5.75% due 10/12/10	132,000	123,090

23

United Mexican States Senior Notes 5.95% due 03/19/19	400,000	459,000
United Mexican States Senior Notes 6.05% due 01/11/40	230,000	244,720
Total Foreign Government Agencies (cost $4,807,067)		5,254,102
U.S. GOVERNMENT AGENCIES — 28.1%
Federal Home Loan Bank — 1.1%
1.25% due 12/12/14	660,000	658,815
1.88% due 06/21/13	1,380,000	1,417,057
3.38% due 02/27/13	2,635,000	2,762,142
		4,838,014
Federal Home Loan Mtg. Corp. — 3.9%
0.32% due 11/25/17VRS(2)(11)	2,446,233	41,038
1.13% due 12/15/11	2,711,000	2,723,202
3.75% due 03/27/19	796,000	842,269
4.00% due 05/01/40	968,320	970,731
4.50% due 01/15/13	4,083,000	4,338,890
4.50% due 01/01/39	205,724	213,211
4.50% due 04/01/40	1,808,481	1,876,563
5.00% due 07/01/35	86,337	92,109
5.00% due 11/01/36	188,413	200,540
5.00% due 12/01/36	424,403	451,720
5.00% due 01/01/37	136,442	145,224
5.00% due 03/01/38	187,950	199,930
5.50% due 07/01/37	284,541	308,070
5.50% due 08/01/37	17,345	18,779
5.50% due 09/01/37	259,171	280,602
5.50% due 10/01/37	1,170,153	1,266,915
5.50% due 05/01/38	773,059	836,260
5.50% due 10/01/38	191,158	206,786
6.00% due 11/01/37	137,133	150,941
6.25% due 07/15/32	206,000	254,038
6.50% due 03/01/37	164,940	185,988
6.50% due 11/01/37	200,054	225,583
6.75% due 03/15/31	100,000	128,157
Federal Home Loan Mtg. Corp., REMIC
Series 3841, Class PA
5.00% due 12/15/40(11)	489,021	534,383
		16,491,929
Federal National Mtg. Assoc. — 5.6%
zero coupon due 10/09/19	602,000	421,418
1.63% due 10/26/15	750,000	746,764
2.38% due 04/11/16	1,245,000	1,270,915
4.00% due 06/01/39	425,068	427,262
4.00% due 09/01/40	986,691	989,317
4.50% due 10/01/24	330,806	351,500
4.50% due 01/01/39	135,189	140,236
4.50% due 06/01/39	723,622	751,994
4.50% due 11/01/39	4,345,761	4,524,301
5.00% due 03/15/16	92,000	104,844
5.00% due 05/01/40	3,630,880	3,872,812
5.00% due 07/01/40	2,660,001	2,831,667
5.50% due 11/01/22	85,027	92,218
5.50% due 07/01/23	659,855	715,658
5.50% due 08/01/34	443,909	483,114
5.50% due 03/01/35	738,636	803,869
5.50% due 11/01/36	714,470	774,778
5.50% due 12/01/36	8,753	9,492
5.50% due 08/01/37	351,949	383,251
5.50% due 07/01/38	708,983	767,389
6.00% due 10/01/36	1,002,834	1,105,219
6.00% due 07/01/38	482,271	530,153
6.50% due 07/01/36	148,363	168,170
6.50% due 10/01/37	13,855	15,699
6.63% due 11/15/30	374,000	472,416
Federal National Mtg. Assoc., REMIC
Series 2011-38, Class D
4.50% due 05/25/41(11)	495,227	529,058
		23,283,514
Government National Mtg. Assoc. — 17.5%
4.50% due 04/15/18	99,497	106,701
4.50% due 05/15/18	661,027	713,002
4.50% due 08/15/18	34,645	37,369
4.50% due 09/15/18	276,598	298,346
4.50% due 10/15/18	1,094,798	1,180,877
4.50% due 09/15/33	238,106	253,260
4.50% due 03/15/39	585,964	620,878
4.50% due 05/15/39	2,831,658	3,000,378
4.50% due 06/15/39	9,698,769	10,276,653
4.50% due 07/15/39	165,357	175,210
4.50% due 09/15/39	549,963	582,732
4.50% due 11/15/39	21,511	22,793
4.50% due 01/15/40	158,339	167,427
4.50% due 04/15/40	13,316	14,080
4.50% due 05/15/40	5,787,641	6,119,828
4.50% due 06/15/40	2,879,095	3,044,342
4.50% due July TBA	20,000,000	21,106,240
5.00% due 06/15/33	14,521	15,836
5.00% due 08/15/33	82,682	90,279
5.00% due 09/15/33	130,034	141,805
5.00% due 10/15/33	94,241	102,771
5.00% due 11/15/33	10,776	11,751
5.00% due 06/15/34	312,039	340,188
5.00% due 05/15/35	10,917	11,885
5.00% due 09/15/35	15,088	16,426
5.00% due 11/15/35	429,325	467,081
5.00% due 02/15/36	375,447	407,673
5.00% due 02/20/36	897,968	980,703
5.00% due 03/15/36	231,540	251,413
5.00% due 05/15/36	328,083	356,244
5.00% due 06/15/36	302,509	329,853
5.00% due 08/15/36	22,647	24,591
5.00% due 07/15/38	1,064,995	1,155,741
5.00% due 08/15/38	4,820,322	5,231,053
5.50% due 02/15/32	17,907	19,826
5.50% due 03/15/32	21,007	23,382
5.50% due 12/15/32	21,438	23,736
5.50% due 01/15/33	12,333	13,655
5.50% due 02/15/33	78,638	87,067
5.50% due 03/15/33	316,760	350,714
5.50% due 04/15/33	926,256	1,025,542

24

5.50% due 05/15/33	6,929	7,672
5.50% due 06/15/33	1,234,161	1,366,447
5.50% due 07/15/33	1,130,126	1,251,261
5.50% due 08/15/33	199,170	220,518
5.50% due 09/15/33	29,012	32,122
5.50% due 11/15/33	156,006	172,728
5.50% due 12/15/33	11,458	12,687
5.50% due 01/15/34	401,624	444,421
5.50% due 02/15/34	164,186	181,785
6.00% due 04/15/28	415,786	466,536
6.00% due 01/15/29	53,264	59,791
6.00% due 03/15/29	29,083	32,647
6.00% due 11/15/31	28,598	32,017
6.00% due 12/15/31	72,319	80,967
6.00% due 04/15/32	60,256	67,462
6.00% due 08/15/32	7,558	8,462
6.00% due 09/15/32	53,215	59,578
6.00% due 10/15/32	199,632	223,504
6.00% due 11/15/32	72,116	80,776
6.00% due 01/15/33	11,139	12,471
6.00% due 02/15/33	130,770	146,407
6.00% due 03/15/33	41,027	45,933
6.00% due 09/15/33	47,928	53,659
6.00% due 01/15/34	245,773	274,971
6.00% due 03/15/34	87,569	98,068
6.00% due 05/15/34	43,755	48,933
6.00% due 07/15/34	43,327	48,455
6.00% due 08/15/34	485,117	542,826
6.00% due 09/15/34	64,365	71,981
6.00% due 11/15/34	295,356	330,306
6.00% due 03/15/35	202,009	225,894
6.00% due 08/15/35	209,840	234,999
6.00% due 01/15/36	145,343	162,224
6.00% due 02/15/36	160,102	178,697
6.00% due 04/15/36	220,275	245,860
6.00% due 05/15/36	146,655	163,771
6.00% due 06/15/36	434,613	485,090
6.00% due 07/15/36	111,394	124,332
6.00% due 08/15/36	349,215	389,513
6.00% due 09/15/36	364,880	407,274
6.00% due 10/15/36	766,296	856,689
6.00% due 11/15/36	233,039	260,105
6.00% due 12/15/36	89,590	99,995
6.00% due 10/15/39	3,281,882	3,658,957
6.50% due 09/15/28	10,569	12,059
6.50% due 09/15/31	26,732	30,500
6.50% due 10/15/31	15,064	17,187
6.50% due 11/15/31	2,955	3,371
6.50% due 12/15/31	11,960	13,646
7.50% due 09/15/30	25,798	30,357
		73,275,242
Total U.S. Government Agencies (cost $113,725,462)		117,888,699
U.S. GOVERNMENT TREASURIES — 29.5%
United States Treasury Bonds — 9.9%
2.13% due 02/15/40 TIPS(4)	268,408	292,082
3.88% due 08/15/40	1,699,000	1,555,647
4.25% due 05/15/39	112,000	109,865
4.25% due 11/15/40	6,472,000	6,326,380
4.38% due 02/15/38	1,490,000	1,499,777
4.38% due 11/15/39	3,375,000	3,376,583
4.38% due 05/15/40	953,000	952,409
4.50% due 05/15/38	82,000	84,178
4.63% due 02/15/40	1,280,000	1,334,600
4.75% due 02/15/41	6,058,000	6,439,466
5.25% due 11/15/28	235,000	271,205
5.38% due 02/15/31	500,000	586,016
6.13% due 11/15/27	544,000	687,820
6.25% due 08/15/23	1,613,000	2,046,242
6.75% due 08/15/26	377,000	503,118
7.13% due 02/15/23	1,636,000	2,215,758
7.88% due 02/15/21	1,267,000	1,777,066
8.13% due 08/15/19	66,000	92,374
8.13% due 05/15/21	22,000	31,415
8.75% due 05/15/17	1,725,000	2,367,966
8.75% due 05/15/20	1,035,000	1,511,505
8.75% due 08/15/20	1,389,000	2,035,753
9.00% due 11/15/18	3,800,000	5,480,014
9.13% due 05/15/18	55,000	78,908
		41,656,147
United States Treasury Notes — 19.6%
0.38% due 06/30/13	10,000,000	9,983,600
0.75% due 06/15/14	629,000	628,263
1.25% due 08/31/15	1,140,000	1,134,924
1.25% due 09/30/15	1,716,000	1,704,873
1.25% due 10/31/15	2,771,000	2,747,618
1.38% due 04/15/12	2,643,000	2,667,778
1.38% due 11/30/15	1,127,000	1,121,453
1.75% due 07/31/15	100,000	101,695
1.88% due 10/31/17	984,000	960,245
2.13% due 12/31/15	100,000	102,656
2.25% due 01/31/15	2,407,000	2,504,597
2.38% due 09/30/14	64,000	66,980
2.38% due 02/28/15	5,284,000	5,520,142
2.63% due 04/30/16	4,193,000	4,381,358
2.63% due 11/15/20	124,000	119,428
2.75% due 11/30/16	5,000	5,213
3.13% due 05/15/19	2,205,000	2,276,662
3.13% due 05/15/21	500,000	498,595
3.38% due 11/30/12	4,187,000	4,366,254
3.38% due 11/15/19	1,231,000	1,283,317
3.50% due 05/15/20	875,000	913,483
3.63% due 08/15/19	32,000	34,095
3.63% due 02/15/20	349,000	369,204
3.63% due 02/15/21	11,000,000	11,470,074
3.88% due 05/15/18	235,000	257,417
4.00% due 11/15/12	3,060,000	3,213,716
4.00% due 02/15/14	464,000	504,020
4.00% due 02/15/15	5,228,000	5,762,239
4.00% due 08/15/18	399,000	439,710
4.25% due 08/15/13	2,053,000	2,215,957
4.25% due 11/15/13	1,096,000	1,189,760
4.25% due 11/15/14	3,985,000	4,413,698
4.25% due 08/15/15	831,000	927,669
4.25% due 11/15/17	941,000	1,054,803

25

4.50% due 05/15/17	50,000	56,734
4.75% due 05/15/14	5,770,000	6,424,081
4.75% due 08/15/17	125,000	143,770
4.88% due 02/15/12	448,000	461,177
		82,027,258
Total U.S. Government Treasuries (cost $120,417,038)		123,683,405
MUNICIPAL BONDS & NOTES — 0.7%
U.S. Municipal Bonds & Notes — 0.7%
California State General Obligation Bonds 4.85% due 10/01/14	125,000	133,270
California State General Obligation Bonds 7.30% due 10/01/39	100,000	110,874
California State General Obligation Bonds 7.55% due 04/01/39	425,000	486,353
California State General Obligation Bonds 7.63% due 03/01/40	105,000	120,877
California State Public Works Board Revenue Bonds 8.36% due 10/01/34	125,000	136,279
Metropolitan Transportation Authority Revenue Bonds 6.09% due 11/15/40	20,000	21,042
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/41	95,000	110,462
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	160,000	193,126
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	385,000	419,484
Port Authority of New York & New Jersey Revenue Bonds 5.65% due 11/01/40	15,000	15,145
Port Authority of New York & New Jersey Revenue Bonds 5.86% due 12/01/24	200,000	223,920
State of Illinois General Obligation Bonds 5.67% due 03/01/18	440,000	456,421
State of Illinois General Obligation Bonds 5.88% due 03/01/19	350,000	359,755
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30	40,000	40,968
Total Municipal Bonds & Notes (cost $2,629,744)		2,827,976
EXCHANGE-TRADED FUNDS — 0.4%
iShares Barclays 1-3 Year Treasury Bond Fund	7,300	615,390
iShares Barclays 3-7 Year Treasury Bond Fund	5,000	585,500
iShares Barclays 7-10 Year Treasury Bond Fund	2,000	191,720
iShares Barclays 10-20 Year Treasury Bond Fund	700	80,206
iShares Barclays 20+ Year Treasury Bond Fund	1,300	122,330
Total EXCHANGE-TRADED FUNDS (cost $1,603,144)		1,595,146
PREFERRED STOCK — 0.3%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	280	235,200
Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%*	213	200,180
Goldman Sachs Group, Inc. 6.13%	26,600	663,404
		863,584
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.87%	1,020	102,510
Telecom Services — 0.0%
Qwest Corp. 7.38%	8,000	205,440
Total Preferred Stock (cost $1,359,446)		1,406,734
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc.
Expires 02/19/14(3)(14)	175	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(3)(14)	11	3,025
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(3)(14)	11	1,925
		4,950
Total Warrants (cost $181)		4,950
Total Long-Term Investment Securities (cost $400,061,032)		414,171,778

26

REPURCHASE AGREEMENTS — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $248,000 and collateralized by $255,000 of United States Treasury Bills, 0.02%, due 08/11/11 and having an approximate value of $254,994	$248,000	248,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $312,000 and collateralized by $320,000 of United States Treasury Notes, bearing interest at 1.00%, due 04/30/12 and having an approximate value of $322,655	312,000	312,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	65,000	65,000
Barclays Capital PLC Joint Repurchase Agreement(12)	145,000	145,000
BNP Paribas SA Joint Repurchase Agreement(12)	145,000	145,000
Deutsche Bank AG Joint Repurchase Agreement(12)	155,000	155,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	145,000	145,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)	22,050,000	22,050,000
UBS Securities LLC Joint Repurchase Agreement(12)	195,000	195,000
Total Repurchase Agreements (cost $23,460,000)		23,460,000
TOTAL INVESTMENTS (cost $423,521,032)(7)	104.4%	437,631,778
Liabilities in excess of other assets	(4.4)	(18,645,489)
NET ASSETS	100.0%	$418,986,289

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $24,314,590 representing 5.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Principal amount of security is adjusted for inflation.
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Income may be received in cash or additional shares at the discretion of the issuer.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Bond in default
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Collateralized Mortgage Obligation
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	A portion of the interest was paid in additional bonds.
(14)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $4,957 representing 0.0% of net assets.
(15)	Subsequent to June 30, 2011, the company has filed for bankruptcy protection in country of issuance.
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Security
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2011 and unless otherwise noted, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2011	Unrealized Appreciation (Depreciation)
10	Long	U.S. Treasury 2YR Notes	September 2011	$2,194,203	$2,193,438	$(765)
16	Long	U.S. Treasury 5YR Notes	September 2011	1,919,875	1,907,125	(12,750)
65	Short	U.S. Treasury 10YR Notes	September 2011	7,916,806	7,951,328	(34,522)
						$(48,037)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$30,770,923	$158,509	$30,929,432
U.S. Corporate Bonds & Notes	—	107,875,535	747,271	108,622,806
Foreign Corporate Bonds & Notes	—	21,958,528	—	21,958,528
Foreign Government Agencies	—	5,254,102	—	5,254,102
U.S. Government Agencies	—	117,888,699	—	117,888,699
U.S. Government Treasuries	—	123,683,405	—	123,683,405
Municipal Bonds & Notes	—	2,827,976	—	2,827,976
Exchange Traded Funds	1,595,146	—	—	1,595,146
Preferred Stock	1,406,734	—	—	1,406,734
Warrants	—	—	4,950	4,950
Repurchase Agreements	—	23,460,000	—	23,460,000
Total	$3,001,880	$433,719,168	$910,730	$437,631,778
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$48,037	$—	$—	$48,037

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$126,735	$796,698	$3,410
Accrued discounts	—	228	—
Accrued premiums	—	(137)	—
Realized gain	—	1,650	—
Realized loss	(199)	(1,777)	—
Change in unrealized appreciation (1)	—	1,482	1,595
Change in unrealized depreciation (1)	(5,583)	(9,160)	(55)
Net purchases	158,816	35,000	—
Net sales	—	(76,713)	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	(121,260)	—	—
Balance as of 6/30/2011	$158,509	$747,271	$4,950

(1)  The total change in unrealized appreciation(depreciation)  attributable to Level 3 investments still held at June 30, 2011 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
$(307)	$(8,553)	$1,540

(2)  The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

27

SEASONS SERIES TRUST

REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount(6)		Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 0.1%
Electric-Integrated — 0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	$175,000		$0
Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	250,000		150,000
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.50% due 07/15/10†(1)(2)	75,000		0
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	794,000		0
			0
Total U.S. CORPORATE BONDS & NOTES (cost $189,751)			150,000
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(1)(2) (cost $0)	375,000		0
FOREIGN GOVERNMENT AGENCIES — 8.9%
Sovereign — 8.9%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/20(3)	EUR	6,504,066	10,125,300
Mexican Udibonos Bonds 4.50% due 12/18/14(3)	MXN	54,816,838	5,110,347
Swedish Government Bonds 3.50% due 12/01/15	SEK	45,800,000	9,894,659
Total Foreign Government Agencies (cost $22,047,540)			25,130,306
FOREIGN GOVERNMENT TREASURIES — 28.1%
Sovereign — 28.1%
Australian Government Senior Bonds 4.00% due 08/20/15(3)	AUD	6,000,000	11,022,774
French Government Bonds 1.00% due 07/25/17(3)	EUR	5,170,470	7,618,672
French Government Bonds 1.60% due 07/25/11(3)	EUR	3,079,161	4,466,137
French Government Bond 1.60% due 07/25/15(3)	EUR	3,765,038	5,677,172
French Government Bonds 2.25% due 07/25/20(3)	EUR	7,068,590	11,200,736
Italy Buoni Poliennali del Tesoro Bonds 2.35% due 09/15/19	EUR	7,636,424	10,815,935
United Kingdom Gilt Bonds 1.25% due 11/22/17(3)	GBP	6,562,297	11,641,202
United Kingdom Gilt Bonds 1.88% due 11/22/22(3)	GBP	7,719,774	14,209,928
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	1,425,000	2,352,922
Total Foreign Government Treasuries (cost $72,250,384)			79,005,478
U.S. GOVERNMENT AGENCIES — 3.4%
Federal Home Loan Mtg. Corp. — 3.4%
3.75% due 03/27/19
(cost $9,604,081)		$9,100,000	9,628,956
U.S. GOVERNMENT TREASURIES(3) — 46.3%
United States Treasury Notes — 46.3%
0.50% due 04/15/15 TIPS	14,033,405		14,636,406
0.63% due 04/15/13 TIPS	18,191,493		18,727,287
1.13% due 01/15/21 TIPS	10,870,148		11,287,975
1.25% due 04/15/14 TIPS	8,553,045		9,073,574
1.38% due 01/15/20 TIPS	6,576,862		7,052,658
1.63% due 01/15/15 TIPS	9,244,239		10,027,115
1.63% due 01/15/18 TIPS	6,359,480		6,993,444
1.88% due 07/15/13 TIPS	11,600,148		12,325,157
1.88% due 07/15/19 TIPS	5,054,928		5,653,224
2.00% due 01/15/14 TIPS	12,534,379		13,503,838
2.13% due 01/15/19 TIPS	7,121,708		8,092,041
2.38% due 01/15/17 TIPS	11,456,728		13,069,617
Total U.S. Government Treasuries (cost $126,991,439)			130,442,336
COMMON STOCK — 0.1%
Food-Misc. — 0.0%
Wornick Co.†(1)(2)(7)	765		46,091
Gas-Distribution — 0.0%
MXEnergy Holdings, Inc.†(1)(2)	21,375		20,400
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(1)(2)	25		212,865
Total Common Stock (cost $163,568)			279,356
WARRANTS†— 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(1)(2)	1,705		0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(1)(2)	116		31,900
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(1)(2)	116		20,300
			52,200
Total Warrants (cost $1,765)			52,200
Total Long-Term Investment Securities (cost $231,248,528)			244,688,632

1

REPURCHASE AGREEMENTS — 13.0%
Bank of America Securities LLC Joint Repurchase Agreement(4)	2,935,000	2,935,000
Barclays Capital PLC Joint Repurchase Agreement(4)	6,345,000	6,345,000
BNP Paribas SA Joint Repurchase Agreement(4)	6,345,000	6,345,000
Deutsche Bank AG Joint Repurchase Agreement(4)	6,860,000	6,860,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	6,345,000	6,345,000
UBS Securities LLC Joint Repurchase Agreement(4)	7,860,000	7,860,000
Total Repurchase Agreements (cost $36,690,000)		36,690,000
TOTAL INVESTMENTS (cost $267,938,528)(5)	99.9%	281,378,632
Other assets less liabilities	0.1	282,696
NET ASSETS	100.0%	$281,661,328

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $150,000 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $331,556 representing 0.1% of net assets.
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Denominated in United States dollars unless otherwise indicated.
(7)

Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of June 30, 2011, the Real Return Portfolio held the following restricted security:

	Acquistion		Acquistion		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Wornick Co.
(Common Stock)	08/08/08	765	$98,621	$46,091	$60.25	0.02%

TIPS	— Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	AUD	9,955,000	USD	10,420,197	09/21/2011	$—	$(152,770)
Citibank N.A.	GBP	15,922,000	USD	26,046,322	09/21/2011	516,567	—
Credit Suisse AG	EUR	33,975,000	USD	49,152,652	09/21/2011	—	(7,935)
Deutsche Bank AG	SEK	62,770,000	USD	10,154,493	09/21/2011	275,616	—
HSBC Bank USA	MXN	60,210,000	USD	5,051,047	09/21/2011	—	(55,871)
Net Unrealized Appreciation/(Depreciation)						$792,183	$(216,576)

AUD — Australian Dollar	GBP — Pound Sterling	SEK — Swedish Krona
EUR — Euro Dollar	MXN — Mexican Peso	USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$150,000	$0	$150,000
Foreign Corporate Bonds & Notes	—	—	0	0
Foreign Government Agencies	—	25,130,306	—	25,130,306
Foreign Government Treasuries	—	79,005,478	—	79,005,478
U.S. Government Agencies	—	9,628,956	—	9,628,956
U.S. Government Treasuries	—	130,442,336	—	130,442,336
Common Stock	—	—	279,356	279,356
Warrants	—	—	52,200	52,200
Repurchase Agreements	—	36,690,000	—	36,690,000
Other Financial Instruments+
Open Forward Currency Contracts - Appreciation	—	792,183	—	792,183
Total	$—	$281,839,259	$331,556	$282,170,815
Liabilities:
Other Financial Instruments+
Open Forward Currency Contracts - Depreciation	$—	$216,576	$—	$216,576

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 3/31/2011	$0	$0	$266,605	$35,960
Accrued discounts	—	—	—	—
Accrued premiums	—	—	—	—
Realized gain	—	—	—	—
Realized loss	—	—	—	—
Change in unrealized appreciation (1)	—	—	14,048	16,820
Change in unrealized depreciation (1)	—	—	(1,297)	(580)
Net purchases	—	—	—	—
Net sales	—	—	—	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	—
Balance as of 6/30/2011	$0	$0	$279,356	$52,200

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to Level 3 investments still held at June 30, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$—	$—	$12,751	$16,240

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 102.0%
Asset-Backed Commercial Paper — 36.1%
Atlantic Asset Securitization LLC 0.04% due 07/01/11*	$1,500,000	$1,500,000
Atlantis One Funding Corp. 0.37% due 09/07/11*	400,000	399,928
FCAR Owner Trust I 0.35% due 01/03/12	650,000	648,953
FCAR Owner Trust I 0.40% due 11/07/11	150,000	149,868
FCAR Owner Trust I 0.45% due 07/01/11	1,000,000	1,000,000
FCAR Owner Trust I 0.45% due 07/05/11	1,000,000	999,950
Govco LLC 0.23% due 07/27/11*	500,000	499,917
Govco LLC 0.23% due 07/28/11*	700,000	699,882
Jupiter Securitization Corp. LLC 0.17% due 09/09/11*	900,000	899,613
Kells Funding LLC 0.28% due 03/05/12*	1,400,000	1,399,734
Kells Funding LLC 0.30% due 02/27/12*	700,000	699,874
Kells Funding LLC 0.30% due 03/12/12*	500,000	499,905
Kells Funding LLC 0.30% due 03/15/12*	650,000	649,922
Liberty Street Funding LLC 0.18% due 08/22/11*	1,350,000	1,349,649
LMA Americas LLC 0.25% due 07/06/11*	1,500,000	1,499,948
Manhattan Asset Funding Corp. LLC 0.27% due 08/22/11*	400,000	399,844
Manhattan Asset Funding Corp. LLC 0.31% due 08/22/11*	1,700,000	1,699,239
Market Street Funding Corp. 0.23% due 07/13/11*	1,800,000	1,799,862
Market Street Funding Corp. 0.25% due 07/11/11*	250,000	249,983
MetLife Short Term Funding LLC 0.03% due 08/22/11*	500,000	499,798
MetLife Short Term Funding LLC 0.25% due 10/03/11*	1,300,000	1,299,298
MetLife Short Term Funding LLC 0.28% due 09/12/11*	325,000	324,873
MetLife Short Term Funding LLC 0.29% due 09/06/11*	250,000	249,913
Mont Blanc Capital Corp. 0.22% due 07/14/11*	800,000	799,936
Northern Pines Funding LLC 0.30% due 07/20/11*	1,400,000	1,399,778
Northern Pines Funding LLC 0.30% due 07/21/11*	375,000	374,937
Northern Pines Funding LLC 0.30% due 07/28/11*	750,000	749,831
Northern Pines Funding LLC 0.30% due 08/02/11*	750,000	749,800
Old Line Funding LLC 0.18% due 08/30/11*	400,000	399,940
Royal Park Investments Funding Corp. 0.27% due 07/01/11*	500,000	500,000
Royal Park Investments Funding Corp. 0.34% due 07/19/11*	450,000	449,923
Royal Park Investments Funding Corp. 0.36% due 07/08/11*	250,000	249,983
Royal Park Investments Funding Corp. 0.41% due 07/08/11*	300,000	299,976
Thunder Bay Funding LLC 0.30% due 10/11/11*	250,000	249,825
Variable Funding Capital Co. LLC 0.34% due 07/05/11*	200,000	199,992
Versailles Commercial Paper LLC 0.27% due 09/06/11*	250,000	249,898
Windmill Funding I Corp. 0.23% due 07/11/11*	270,000	269,983
Total Asset-Backed Commercial Paper (cost $26,363,618)		26,363,755
Certificates of Deposit — 27.0%
Bank of Nova Scotia 0.24% due 07/05/11	365,000	365,000
Bank of Tokyo-Mitsubishi UFJ Ltd 0.28% due 08/15/11	500,000	500,000
Barclays Bank PLC 0.27% due 08/11/11	700,000	700,000
Barclays Bank PLC 0.27% due 09/28/11	800,000	799,992
Barclays Bank PLC 0.32% due 10/03/11	630,000	629,880
BNP Paribas 0.43% due 09/06/11	675,000	675,108
BNP Paribas 0.45% due 09/12/11	1,200,000	1,200,252
BNP Paribas 0.45% due 09/23/11	900,000	900,216
BNP Paribas 0.54% due 09/23/11	600,000	600,384
Mizuho Corporate Bank 0.19% due 07/08/11	1,400,000	1,400,000
Natixis 0.32% due 07/07/11	250,000	250,001
Natixis 0.40% due 07/05/11	1,400,000	1,400,000
Rabobank Nederland NV 0.37% due 08/08/11	300,000	300,000
Rabobank Nederland NV 0.37% due 08/10/11	160,000	160,004
Skandinaviska Enskilda Banken AB 0.25% due 09/13/11	1,800,000	1,800,000
Skandinaviska Enskilda Banken AB 0.28% due 08/09/11	150,000	150,000
Societe Generale 0.28% due 09/01/11	800,000	800,000
Societe Generale 0.30% due 09/07/11	1,200,000	1,200,048
Sumitomo Mitsui Banking Corp. 0.26% due 09/06/11	1,400,000	1,400,028
Sumitomo Mitsui Banking Corp. 0.27% due 08/23/11	630,000	630,000
Svenska Handelsbanken 0.30% due 10/27/11	500,000	500,015
Svenska Handelsbanken 0.34% due 09/28/11	225,000	225,047
Toronto Dominion Bank 0.35% due 07/11/11	170,000	170,000
UBS AG FRS 0.29% due 08/23/11	800,000	800,000
UBS AG 0.41% due 07/11/11	800,000	800,000
UBS AG 0.43% due 07/01/11	540,000	540,000
UBS AG 0.43% due 07/12/11	250,000	250,000
UBS AG 0.47% due 07/29/11	180,000	180,004
Westpac Banking Corp. 0.35% due 07/01/11	360,000	360,000
Total Certificates of Deposit (cost $19,685,025)		19,685,979

1

Commercial Paper — 2.8%
Coca-Cola Co. 0.24% due 07/07/11*	600,000	599,976
General Electric Capital Corp. 0.32% due 12/08/11	500,000	499,655
General Electric Capital Corp. 0.32% due 12/16/11	300,000	299,781
General Electric Capital Corp. 0.36% due 07/14/11	360,000	359,953
Grampian Funding LLC 0.31% due 07/05/11*	250,000	249,992
Total Commercial Paper (cost $2,008,761)		2,009,357
U.S. Corporate Notes — 0.0%
Cheyne Finance LLC Escrow Security 4.83% due 10/25/07*(1)(2)(3)(6)(7)	394,530	6,668
Cheyne Finance LLC Escrow Security 4.83% due 01/25/08*(1)(2)(3)(6)(7)	592,098	10,006
Total U.S. Corporate Notes (cost $25,271)		16,674
Municipal Bonds — 2.1%
Colorado Housing & Finance Authority VRDN Revenue Bonds (LOC-Fannie Mae/Freddie Mac) 0.15% due 05/01/41(4)	100,000	100,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.15% due 07/01/37(4)	770,000	770,000
State of Texas VRDN General Obligation Bonds 0.15% due 12/01/29(4)	250,000	250,000
State of Texas VRDN General Obligation Bonds 0.17% due 06/01/31(4)	200,000	200,000
State of Texas VRDN General Obligation Bonds 0.18% due 12/01/24(4)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.18% due 12/01/32(4)	100,000	100,000
Total Municipal Bonds (cost $1,520,000)		1,520,000
U.S. Government Agencies — 32.2%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/11	23,098,000	23,098,000
Federal Home Loan Mtg. Corp. Disc. Notes 0.17% due 09/20/11	200,000	199,986
Federal National Mtg. Association Disc. Notes 0.14% due 12/19/11	200,000	199,914
Total U.S. Government Agencies (cost $23,497,790)		23,497,900
U.S. Government Treasuries — 1.8%
United States Treasury Bills 0.16% due 11/17/11	150,000	149,969
United States Treasury Notes
0.75% due 11/30/11	300,000	300,810
1.00% due 07/31/11	250,000	250,165
1.00% due 10/31/11	465,000	466,418
4.63% due 10/31/11	180,000	182,715
Total U.S. Government Treasuries (cost $1,349,662)		1,350,077
Total Short-Term Investment Securities — 102.0% (cost $74,450,127)		74,443,742
TOTAL INVESTMENTS — (cost $74,450,127) (5)	102.0%	74,443,742
Liabilities in excess of other assets	(2.0)	(1,480,234)
NET ASSETS	100.0%	$72,963,508

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $24,431,626 representing 33.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $16,674 representing 0.0% of net assets.
(3)	Security in default
(4)	The security’s effective maturity date is less than one year.
(5)	See Note 4 for cost of investments on a tax basis.
(6)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

2

(7)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of June 30, 2011, represents the Notes’ residual value that may be distributed to the Portfolio.

FRS	— Floating Rate Security
VRDN	— Variable Rate Demand Note
LOC	— Letter of Credit

The rates shown for FRS and VRDN are the current interest rates at June 30, 2011. The dates shown on debt obligations are the orginal maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$26,363,755	$—	$26,363,755
Certificates of Deposit	—	19,685,979	—	19,685,979
Commercial Paper	—	2,009,357	—	2,009,357
U.S. Corporate Notes	—	—	16,674	16,674
Municipal Bonds	—	1,520,000	—	1,520,000
U.S. Government Agencies	—	23,497,900	—	23,497,900
U.S. Government Treasuries	—	1,350,077	—	1,350,077
Total	$—	$74,427,068	$16,674	$74,443,742

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Notes
Balance as of 3/31/2011	$16,674
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	—
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—
Balance as of 6/30/2011	$16,674

(1)  The total change in unrealized appreciation(depreciation)  attributable to Level 3 investments still held at June 30, 2011 includes:

Corporate Notes
$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

3

Industry Allocation*
U.S. Government Agency	32.2%
Banks-Foreign-U.S. Branches	27.0
Asset-Backed Commercial Paper/Fully Supported	18.8
Asset-Backed Commercial Paper/Other	6.3
Asset-Backed Commercial Paper/Auto	5.4
Collateralized Commercial Paper/REPO Backed	4.5
Municipal	2.1
Sovereigns/Supranational	1.9
Diversified	1.6
Asset-Backed Commercial Paper/Diversified	1.4
Food & Beverage	0.8
102.0%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

4

SEASONS SERIES TRUST

FOCUS GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2011

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 91.3%
Applications Software — 1.2%
Salesforce.com, Inc.†	13,300	$1,981,434
Auction House/Art Dealers — 3.3%
Sotheby’s	125,924	5,477,694
Building & Construction-Misc. — 3.9%
MasTec, Inc.†	331,405	6,535,307
Casino Hotels — 2.7%
Wynn Resorts, Ltd.	31,613	4,537,730
Coal — 1.1%
James River Coal Co.†	87,400	1,819,668
Computers — 9.7%
Apple, Inc.†	48,372	16,237,029
Computers-Memory Devices — 1.6%
EMC Corp.†	100,110	2,758,030
E-Commerce/Services — 6.3%
eBay, Inc.†	192,770	6,220,688
priceline.com, Inc.†	8,400	4,300,212
		10,520,900
Electronic Components-Misc. — 5.8%
Zagg, Inc.†	734,270	9,839,218
Engines-Internal Combustion — 3.4%
Cummins, Inc.	54,595	5,650,037
Enterprise Software/Service — 3.5%
Oracle Corp.	180,703	5,946,936
Footwear & Related Apparel — 0.7%
Deckers Outdoor Corp.†	12,662	1,116,029
Gold Mining — 2.3%
US Gold Corp.†	643,743	3,881,770
Human Resources — 1.3%
TrueBlue, Inc.†	155,419	2,250,467
Industrial Automated/Robotic — 2.1%
FANUC Corp. ADR	124,370	3,482,360
Medical-Biomedical/Gene — 3.8%
Celgene Corp.†	105,913	6,388,672
Metal-Diversified — 2.6%
Ivanhoe Mines, Ltd.†	174,524	4,415,457
Oil & Gas Drilling — 1.7%
Hercules Offshore, Inc.†	528,337	2,911,137
Oil-Field Services — 2.5%
Halliburton Co.	81,718	4,167,618
Pharmacy Services — 1.8%
Medco Health Solutions, Inc.†	53,137	3,003,303
Printing-Commercial — 3.2%
VistaPrint NV†	112,980	5,406,093
Retail-Apparel/Shoe — 3.0%
Limited Brands, Inc.	132,945	5,111,735
Retail-Restaurants — 3.6%
Starbucks Corp.	151,536	5,984,157
Telecom Services — 6.0%
Vonage Holdings Corp.†	2,294,600	10,119,186
Transport-Marine — 9.5%
Golar LNG, Ltd.	458,577	15,999,751
Web Portals/ISP — 2.8%
Baidu, Inc. ADR†	33,859	4,744,662
Wireless Equipment — 1.9%
Crown Castle International Corp.†	77,885	3,176,929
Total Long-Term Investment Securities (cost $130,484,296)		153,463,309
SHORT-TERM INVESTMENT SECURITIES — 1.3%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/11 (cost $2,300,000)	$2,300,000	2,300,000
REPURCHASE AGREEMENTS — 7.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $7,841,002 and collateralized by $8,000,000 of United States Treasury Bills 0.02% due 08/11/11 and having approximate value of $7,999,816	7,841,000	7,841,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $2,418,001 and collateralized by $2,470,000 of United States Treasury Bills 0.01% due 07/21/11 and having approximate value of $2,469,985	2,418,000	2,418,000
State Street Bank and Trust Co. Joint Repurchase Agreement(1)	3,032,000	3,032,000
Total Repurchase Agreements (cost $13,291,000)		13,291,000
TOTAL INVESTMENTS (cost $146,075,296)(2)	100.5%	169,054,309
Liabilities in excess of other assets	(0.5)	(913,547)
NET ASSETS	100.0%	$168,140,762

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$16,237,029	$—	$—	$16,237,029
E-Commerce/Services	10,520,900	—	—	10,520,900
Electronic Components-Misc.	9,839,218	—	—	9,839,218
Telecom Services	10,119,186	—	—	10,119,186
Transport Marine	15,999,751	—	—	15,999,751
Other Industries*	90,747,225	—	—	90,747,225
Short-Term Investment Securities:
U.S. Government Agencies	—	2,300,000	—	2,300,000
Repurchase Agreements	—	13,291,000	—	13,291,000
Total	$153,463,309	$15,591,000	$—	$169,054,309

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 91.8%
Advertising Agencies — 3.4%
Omnicom Group, Inc.	59,380	$2,859,741
Applications Software — 4.0%
Microsoft Corp.	128,160	3,332,160
Banks-Fiduciary — 3.7%
Bank of New York Mellon Corp.	120,713	3,092,667
Banks-Super Regional — 5.0%
Wells Fargo & Co.	150,000	4,209,000
Diversified Banking Institutions — 2.4%
Goldman Sachs Group, Inc.	14,890	1,981,710
Electronic Components-Misc. — 2.4%
AVX Corp.	128,706	1,961,479
Electronic Components-Semiconductors — 3.8%
Intel Corp.	142,145	3,149,933
Finance-Investment Banker/Broker — 0.9%
Charles Schwab Corp.	46,500	764,925
Insurance-Multi-line — 6.0%
Loews Corp.	120,000	5,050,800
Insurance-Reinsurance — 3.7%
Berkshire Hathaway, Inc., Class B†	20,000	1,547,800
Transatlantic Holdings, Inc.	31,900	1,563,419
		3,111,219
Medical-Drugs — 3.0%
Pfizer, Inc.	123,560	2,545,336
Multimedia — 3.4%
McGraw-Hill Cos., Inc.	67,825	2,842,546
Networking Products — 3.4%
Cisco Systems, Inc.	182,730	2,852,415
Oil Companies-Exploration & Production — 7.9%
Devon Energy Corp.	58,000	4,570,980
Encana Corp.	66,500	2,047,535
		6,618,515
Oil-Field Services — 2.6%
Baker Hughes, Inc.	30,370	2,203,647
Publishing-Newspapers — 2.1%
Gannett Co., Inc.	120,000	1,718,400
Real Estate Operations & Development — 13.8%
Cheung Kong Holdings, Ltd.(1)	197,000	2,897,130
Hang Lung Group, Ltd.(1)	494,000	3,154,926
Henderson Land Development Co., Ltd.(1)	491,042	3,186,591
Wheelock & Co., Ltd.(1)	564,000	2,289,238
		11,527,885
Retail-Apparel/Shoe — 1.7%
Gap, Inc.	80,000	1,448,000
Retail-Major Department Stores — 3.0%
Sears Holdings Corp.†	35,000	2,500,400
Semiconductor Equipment — 1.8%
Applied Materials, Inc.	117,500	1,528,675
Steel-Producers — 7.5%
ArcelorMittal	79,160	2,751,602
POSCO ADR	32,170	3,494,305
		6,245,907
Telecom Equipment-Fiber Optics — 1.3%
Sycamore Networks, Inc.	49,549	1,101,970
Tobacco — 2.0%
Philip Morris International, Inc.	24,880	1,661,238
Transport-Marine — 3.0%
Teekay Corp.	80,000	2,470,400
Total Long-Term Investment Securities (cost $63,798,620)		76,778,968
REPURCHASE AGREEMENTS — 7.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $6,529,002 and collateralized by $6,670,000 of United States Treasury Bills 0.02%, due 08/11/11 and having an approximate value of $6,669,847 (cost $6,529,000)	$6,529,000	6,529,000
TOTAL INVESTMENTS (cost $70,327,620)(2)	99.6%	83,307,968
Other assets less liabilities	0.4	357,824
NET ASSETS	100.0%	$83,665,792

†	Non-income producing security
(1)

Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $11,527,885 representing 13.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks- Super Regional	$4,209,000	$—		$—	$4,209,000
Insurance-Multi-line	5,050,800	—		—	5,050,800
Oil Companies-Exploration & Production	6,618,515	—		—	6,618,515
Real Estate Operations & Development	—	11,527,885	#	—	11,527,885
Steel - Producers	6,245,907	—		—	6,245,907
Other Industries*	43,126,861	—		—	43,126,861
Repurchase Agreements		6,529,000		—	6,529,000
Total	$65,251,083	$18,056,885		$—	$83,307,968

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $11,527,885 representing 13.8% of net assets; see Note 1.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2011

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 72.4%
Seasons Series Trust Focus Growth Portfolio, Class 3	524,733	$5,395,987
Seasons Series Trust Focus Value Portfolio, Class 3	371,229	4,628,140
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,677,073	26,689,447
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,277,943	26,200,293
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	168,217	2,128,256
Seasons Series Trust Mid Cap Value Portfolio, Class 3	870,377	12,491,156
Seasons Series Trust Small Cap Portfolio, Class 3†	1,901,238	18,897,536
Total Domestic Equity Investment Companies (cost $81,433,312)		96,430,815
Fixed Income Investment Companies — 2.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $3,854,647)	332,008	3,871,617
International Equity Investment Companies — 24.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $38,932,614)	4,063,780	32,947,363
TOTAL INVESTMENTS (cost $124,220,573)(1)	100.1%	133,249,795
Liabilities in excess of other assets	(0.1)	(139,065)
NET ASSETS	100.0%	$133,110,730

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$96,430,815	$—	$—	$96,430,815
Fixed Income Investment Companies	3,871,617	—	—	3,871,617
International Equity Investment Companies	32,947,363	—	—	32,947,363
Total	$133,249,795	$—	$—	$133,249,795

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 59.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	2,489,883	$25,604,202
Seasons Series Trust Focus Value Portfolio, Class 3	1,348,148	16,807,452
Seasons Series Trust Large Cap Growth Portfolio, Class 3	11,609,687	115,744,387
Seasons Series Trust Large Cap Value Portfolio, Class 3	10,108,373	116,263,827
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	679,249	8,593,759
Seasons Series Trust Mid Cap Value Portfolio, Class 3	3,653,231	52,429,107
Seasons Series Trust Small Cap Portfolio, Class 3†	6,344,779	63,064,518
Total Domestic Equity Investment Companies (cost $339,034,317)		398,507,252
Fixed Income Investment Companies — 22.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,898,559	127,090,564
Seasons Series Trust Real Return Portfolio, Class 3	2,315,169	22,873,669
Total Fixed Income Investment Companies (cost $143,245,813)		149,964,233
International Equity Investment Companies — 18.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $136,172,404)	15,336,616	124,342,608
TOTAL INVESTMENTS (cost $618,452,534)(1)	100.0%	672,814,093
Liabilities in excess of other assets	0.0	(297,860)
NET ASSETS	100.0%	$672,516,233

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$398,507,252	$—	$—	$398,507,252
Fixed Income Investment Companies	149,964,233	—	—	149,964,233
International Equity Investment Companies	124,342,608	—	—	124,342,608
Total	$672,814,093	$—	$—	$672,814,093

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 52.8%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,195,120	$12,289,776
Seasons Series Trust Focus Value Portfolio, Class 3	550,447	6,862,458
Seasons Series Trust Large Cap Growth Portfolio, Class 3	5,302,352	52,862,531
Seasons Series Trust Large Cap Value Portfolio, Class 3	5,075,433	58,376,283
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	291,222	3,684,496
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,555,324	22,321,126
Seasons Series Trust Small Cap Portfolio, Class 3†	2,398,365	23,838,775
Total Domestic Equity Investment Companies (cost $150,216,016)		180,235,445
Fixed Income Investment Companies — 32.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	7,252,278	84,570,453
Seasons Series Trust Real Return Portfolio, Class 3	2,716,000	26,833,847
Total Fixed Income Investment Companies (cost $106,507,038)		111,404,300
International Equity Investment Companies — 14.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $51,216,311)	6,200,384	50,270,014
TOTAL INVESTMENTS (cost $307,939,365)(1)	100.2%	341,909,759
Liabilities in excess of other assets	(0.2)	(590,985)
NET ASSETS	100.0%	$341,318,774

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$180,235,445	$—	$—	$180,235,445
Fixed Income Investment Companies	111,404,300	—	—	111,404,300
International Equity Investment Companies	50,270,014	—	—	50,270,014
Total	$341,909,759	$—	$—	$341,909,759

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2011
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.7%
Domestic Equity Investment Companies — 41.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	502,690	$5,169,307
Seasons Series Trust Focus Value Portfolio, Class 3	408,158	5,088,532
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,076,991	30,676,488
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,256,889	37,459,873
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	201,964	2,555,213
Seasons Series Trust Mid Cap Value Portfolio, Class 3	973,420	13,969,973
Seasons Series Trust Small Cap Portfolio, Class 3†	1,025,631	10,194,360
Total Domestic Equity Investment Companies (cost $85,023,580)		105,113,746
Fixed Income Investment Companies — 47.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	7,398,132	86,271,296
Seasons Series Trust Real Return Portfolio, Class 3	3,444,215	34,028,554
Total Fixed Income Investment Companies (cost $115,071,540)		120,299,850
International Equity Investment Companies — 10.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $22,247,844)	3,178,237	25,767,763
TOTAL INVESTMENTS (cost $222,342,964)(1)	99.7%	251,181,359
Other assets less liabilities	0.3	664,000
NET ASSETS	100.0%	$251,845,359

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$105,113,746	$—	$—	$105,113,746
Fixed Income Investment Companies	120,299,850	—	—	120,299,850
International Equity Investment Companies	25,767,763	—	—	25,767,763
Total	$251,181,359	$—	$—	$251,181,359

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2011 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

1

The various inputs that may be used to determine value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of June 30, 2011 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

The following tables present the value of derivatives held as of June 30, 2011, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of June 30, 2011, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$1,888	$—

Foreign exchange contracts(3)	12,001	22,016

	$13,889	$22,016

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $4,624,754.
(3)	The average notional amount outstanding for forward foreign currency contracts was $4,596,266.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,622 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$13,422	$—

Foreign exchange contracts(3)	39,896	74,879

	$53,318	$74,879

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $14,587,761.
(3)	The average notional amount outstanding for forward foreign currency contracts was $15,274,379.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $40,518 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$18,770	$—

Foreign exchange contracts(3)	45,196	84,454

	$63,966	$84,454

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $18,743,480.
(3)	The average notional amount outstanding for forward foreign currency contracts was $17,253,592.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $8,966 as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$23,520	$—

Foreign exchange contracts(3)	51,957	94,659

	$75,477	$94,659

2

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $22,456,721.
(3)	The average notional amount outstanding for forward foreign currency contracts was $19,801,943.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $40,240 as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts(2)
Swap contracts	$90,433	$283,407
Futures contracts (variation margin)(5)	—	33,556
Interest rate contracts(3)
Futures contracts (variation margin)(5)	—	43,287

Foreign exchange contracts(4)	621,586	609,200

	$712,019	$969,450

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for swap contracts, and equity futures contracts were $33,279,098, and $293,508,036 respectively.
(3)	The average value outstanding for interest rate futures contracts was $34,702,165.
(4)	The average notional amount outstanding for forward foreign currency contracts was $64,081,738.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $40,396 as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$7,400	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $704,500.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $28,580 as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$5,300	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $626,533.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $20,180 as reported in the Portfolio of Investments.

3

	Mid Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$3,780	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $697,573.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $30,463 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$3,780	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $697,573.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $32,888 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$13,400	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $903,000.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $54,265 as reported in the Portfolio of Investments.

International Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)	$—	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $2,535,638.

	Diversified Fixed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$28,487	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $11,867,021.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(48,037) as reported in the Portfolio of Investments.

	Real Return Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$792,183	$216,576

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $98,665,150.

4

Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance total return. During the period ended June 30, 2011, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates and to enhance total return. As of June 30, 2011, the following Portfolios have open forward contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and Real Return Portfolio which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended June 30, 2011, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity portfolios, used futures contracts to increase exposure to equity or bond markets. Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income portfolios used futures contracts to manage duration and yield curve positioning and to enhance total return. Asset Allocation: Diversified Growth portfolio used futures contracts to hedge against changes in interest rates and enhance total return. As of June 30, 2011, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

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A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. As of June 30, 2011, no portfolios had open option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may

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default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Swap Contracts.  Certain Portfolios may enter into credit default, equity and/or total return and interest rate contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Total Return Swap Agreements:  Certain Portfolios may enter into total return swap agreements, which includes equity swaps (“total return swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. During the period ended June 30, 2011, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of June 30, 2011, the Asset Allocation: Diversified Growth Portfolio had open total return swaps, which are reported on a schedule following the Portfolio of Investments.

Total return swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to a total return swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value

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of some components of a total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements.  Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

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Note 2. Repurchase Agreements:  As of June 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Multi-Managed Growth	0.06%	$20,000
Multi-Managed Moderate Growth	1.56	530,000
Multi-Managed Income/Equity	1.78	605,000
Multi-Managed Income	2.62	890,000
Large Cap Value	0.71	240,000
Mid Cap Growth	0.04	15,000
Diversified Fixed Income	0.19	65,000
Real Return	8.64	2,935,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated June 30, 2011, bearing interest at a rate of 0.00% per annum, with a principal amount of $33,975,000, a repurchase price of $33,975,001, and a maturity date of July 1, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	12/31/2013	$33,429,000	$34,199,434
U.S. Treasury Notes	4.25%	8/15/2013	509,000	557,867

As of June 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

	Percentage	Principal
Portfolio	Interest	Amount
Multi-Managed Growth	0.60%	$440,000
Multi-Managed Moderate Growth	1.56	1,150,000
Multi-Managed Income/Equity	1.78	1,315,000
Multi-Managed Income	2.60	1,925,000
Large Cap Value	0.70	520,000
Mid Cap Growth	0.05	35,000
Diversified Fixed Income	0.20	145,000
Real Return	8.58	6,345,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital PLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,021, and a maturity date of July 1, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.75%	4/15/2013	$73,500,000	$75,547,168

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As of June 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Interest	Amount
Multi-Managed Growth	0.60%	$440,000
Multi-Managed Moderate Growth	1.56	1,150,000
Multi-Managed Income/Equity	1.78	1,315,000
Multi-Managed Income	2.60	1,925,000
Large Cap Value	0.70	520,000
Mid Cap Growth	0.05	35,000
Diversified Fixed Income	0.20	145,000
Real Return	8.58	6,345,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,010, and a maturity date of July 1, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	4.50%	2/15/2036	$71,800,300	$75,877,248

As of June 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with

Deutsche Bank AG:

	Percentage	Principal
Portfolio	Interest	Amount
Multi-Managed Growth	0.59%	$475,000
Multi-Managed Moderate Growth	1.55	1,240,000
Multi-Managed Income/Equity	1.78	1,420,000
Multi-Managed Income	2.61	2,085,000
Large Cap Value	0.70	560,000
Mid Cap Growth	0.05	40,000
Diversified Fixed Income	0.19	155,000
Real Return	8.59	6,860,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $79,895,000, a repurchase price of $79,895,011, and a maturity date of July 1, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.25%	9/30/2015	$81,600,000	$81,655,982

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As of June 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

	Percentage	Principal
Portfolio	Interest	Amount
Multi-Managed Growth	0.60%	$440,000
Multi-Managed Moderate Growth	1.56	1,150,000
Multi-Managed Income/Equity	1.78	1,315,000
Multi-Managed Income	2.60	1,925,000
Large Cap Value	0.70	520,000
Mid Cap Growth	0.05	35,000
Diversified Fixed Income	0.20	145,000
Real Return	8.58	6,345,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,010, and a maturity date of July 1, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.75%	8/15/2013	$74,856,000	$75,539,068

As of June 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.08%	$260,000
Multi-Managed Moderate Growth	0.21	691,000
Large Cap Growth	0.09	292,000
Large Cap Value	0.15	489,000
Mid Cap Growth	0.12	396,000
Mid Cap Value	0.21	698,000
Small Cap	0.15	486,000
Diversified Fixed Income	6.64	22,050,000
Focused Growth	0.91	3,032,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $331,887,000, a repurchase price of $331,887,092, and a maturity date of July 1, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bills	0.01%	7/21/2011	$238,680,000	$238,678,568
U.S. Treasury Bills	0.16	5/31/2012	100,000,000	99,850,000

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As of June 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Multi-Managed Growth	0.79%	$730,000
Multi-Managed Moderate Growth	1.56	1,430,000
Multi-Managed Income/Equity	1.79	1,645,000
Multi-Managed Income	2.61	2,400,000
Large Cap Value	0.71	650,000
Mid Cap Growth	0.07	60,000
Diversified Fixed Income	0.21	195,000
Real Return	8.55	7,860,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $91,895,000, a repurchase price of $91,895,026, and a maturity date of July 1, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.25%	10/31/2015	$94,126,600	$93,924,535

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Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the period ended June 30, 2011 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Value at March 31 2011	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at June 30, 2011

Large Cap Value	AIG	$—	$87,323	$142,104	$—	$—	$(7,651)	$221,776
Mid Cap Value	AIG	—	107,563	5,159	90,581	(18,101)	(4,040)	—
Allocation Growth	Various Seasons Series Trust Portfolios*	2,978	137,228,598	4,826,997	8,386,342	(1,398,004)	978,546	133,249,795
Allocation Moderate Growth	Various Seasons Series Trust Portfolios*	11,192	667,670,332	34,436,467	31,477,650	(1,492,367)	3,677,311	672,814,093
Allocation Moderate	Various Seasons Series Trust Portfolios*	5,665	328,436,242	24,135,040	12,193,757	(1,458,267)	2,990,501	341,909,759
Allocation Balanced	Various Seasons Series Trust Portfolios*	2,154	242,560,791	17,835,724	11,179,485	(290,576)	2,254,905	251,181,359

* See Portfolio of Investments for details

Note 4. Federal Income Taxes:  As of June 30, 2011, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments
Multi-Managed Growth	$11,555,928	$(1,053,776)	$10,502,152	$77,646,275
Multi-Managed Moderate Growth	18,121,893	(1,956,609)	16,165,284	160,313,479
Multi-Managed Income/Equity	9,569,830	(1,432,306)	8,137,524	127,423,731
Multi-Managed Income	5,661,588	(1,136,423)	4,525,165	121,488,634
Asset Allocation: Diversified Growth	25,940,981	(8,521,544)	17,419,437	186,369,884
Stock	42,676,177	(1,642,458)	41,033,719	124,489,596
Large Cap Growth	58,153,588	(3,429,632)	54,723,956	275,766,168
Large Cap Value	42,722,270	(31,174,234)	11,548,036	313,014,053
Mid Cap Growth	20,405,917	(3,785,134)	16,620,783	78,917,772
Mid Cap Value	24,712,171	(3,961,584)	20,750,587	165,284,181
Small Cap	38,249,670	(7,017,574)	31,232,096	150,015,993
International Equity	40,032,932	(19,806,123)	20,226,809	302,308,788
Diversified Fixed Income	15,738,076	(2,346,962)	13,391,114	424,240,664
Real Return	12,901,419	(169,602)	12,731,817	268,646,815
Cash Management	2,996	(9,382)	(6,386)	74,450,127
Focus Growth	26,049,330	(3,659,545)	22,389,785	146,664,524
Focus Value	13,681,726	(1,570,227)	12,111,499	71,196,469
Allocation Growth	15,014,473	(17,129,953)	(2,115,480)	135,365,275
Allocation Moderate Growth	66,191,355	(32,041,435)	34,149,920	638,664,173
Allocation Moderate	34,916,691	(20,022,191)	14,894,500	327,015,259
Allocation Balanced	28,838,395	(10,925,743)	17,912,652	233,268,707

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ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

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Item 2.   Controls and Procedures.

(a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 26, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 26, 2011

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